UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2010

Item 1. Reports to Stockholders

Fidelity®
Total Bond
Fund

Annual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2010	Past 1 year	Past 5 years	Life of Fund A
Fidelity® Total Bond Fund	12.37%	5.97%	6.02%

A From October 15, 2002.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Total Bond Fund, a class of the fund, on October 15, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable bonds generated strong results during the 12-month period ending August 31, 2010, as evidenced by the 9.18% advance of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. Riskier segments of the market fared best overall, led by corporate bonds and asset-backed securities (ABS). These sectors were big beneficiaries of robust demand from investors seeking attractively priced, higher-yielding investments amid signs of economic stabilization during much of the period. The Barclays Capital U.S. Credit Bond Index rose 12.87% and the Barclays Capital U.S. Fixed-Rate ABS Index returned 10.53%. The Barclays Capital U.S. Treasury Bond Index advanced 8.13%, with most of the gain coming in the second half of the period. That's when investors began to return to the relative safety of U.S. government bonds, as the economic outlook became less certain and worries about inflation receded. Elsewhere, mortgage-backed securities (MBS), bolstered largely by government purchase programs, increased 6.97%, as measured by the Barclays Capital U.S. MBS Index. Government-backed agency securities lagged the broader MBS market, with the Barclays Capital U.S. Agency Bond Index gaining 5.82%. Agency securities initially were constrained by investors' diminished appetite for bonds with lower perceived credit risk, but later were helped by the Federal Reserve's purchases of agency debt.

Comments from Ford O'Neil, Lead Portfolio Manager of Fidelity® Total Bond Fund: For the year, the fund's Retail Class shares gained 12.37%, easily outpacing the Barclays Capital U.S. Aggregate Bond Index and the 10.04% advance of the Barclays Capital U.S. Universal Bond Index. Versus the Aggregate Bond index, sector and security selection within the investment-grade portion of the portfolio provided the biggest boost, particularly in the first half of the period. Specifically, overweighting riskier bond classes, such as corporate bonds, commercial mortgage-backed securities, ABS and non-index collateralized mortgage obligations, paid off. These sectors were driven by strong demand from investors seeking higher yields amid signs the economy and credit markets were stabilizing. Our positioning within corporates was especially beneficial. Timely moves in the Treasury sector worked to our advantage, as did out-of-index holdings in TIPS (Treasury Inflation-Protected Securities). I significantly reduced the fund's weighting in corporate bonds during the period, based on valuations, and redeployed most of the proceeds into Treasuries. Out-of-index allocations to high-yield, floating-rate and emerging-markets debt also bolstered performance. In another change to our sector allocation, we significantly reduced our position in interest rate swaps. These instruments, which were used in part to manage the fund's yield-curve positioning, performed well and, as a result, no longer traded at compelling valuations, in our view.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Class A	.83%
Actual		$ 1,000.00	$ 1,059.20	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Class T	.80%
Actual		$ 1,000.00	$ 1,059.30	$ 4.15
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Class B	1.52%
Actual		$ 1,000.00	$ 1,055.40	$ 7.87
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Class C	1.49%
Actual		$ 1,000.00	$ 1,055.60	$ 7.72
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Total Bond	.45%
Actual		$ 1,000.00	$ 1,061.10	$ 2.34
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Class F	.35%
Actual		$ 1,000.00	$ 1,061.70	$ 1.82
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,060.80	$ 2.70
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
U.S. Government and U.S. Government Agency Obligations †† 63.5%	U.S. Government and U.S. Government Agency Obligations †† 51.9%
AAA 7.5%	AAA 7.9%
AA 3.0%	AA 3.9%
A 7.6%	A 8.5%
BBB 10.1%	BBB 12.4%
BB and Below 11.6%	BB and Below 13.9%
Not Rated 1.5%	Not Rated 0.9%
Equities 0.0%	Equities 0.0%
Short-Term Investments and Net Other Assets† (4.8)%	Short-Term Investments and Net Other Assets 0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2010
6 months ago
Years	6.2	6.0

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of August 31, 2010
6 months ago
Years	4.1	3.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2010*		As of February 28, 2010**
	Corporate Bonds 25.6%		Corporate Bonds 30.1%
	U.S. Government and U.S. Government Agency Obligations †† 63.5%		U.S. Government and U.S. Government Agency Obligations †† 51.9%
	Asset-Backed Securities 2.4%		Asset-Backed Securities 2.6%
	CMOs and Other Mortgage Related Securities 8.2%		CMOs and Other Mortgage Related Securities 8.4%
	Municipal Bonds 0.2%		Municipal Bonds 0.2%
	Other Investments 4.9%		Other Investments 6.2%
	Short-Term Investments and Net Other Assets† (4.8)%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	6.7%	** Foreign investments	8.4%
* Futures and Swaps	1.4%	** Futures and Swaps	8.2%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

†† Includes FDIC Guaranteed Corporate Securities.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com as applicable.

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

Corporate Bonds - 24.2%
		Principal Amount (c)	Value
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Massey Energy Co. 3.25% 8/1/15		$ 1,970,000	$ 1,699,716
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Developers Diversified Realty Corp. 3% 3/15/12		270,000	261,900
Inland Real Estate Corp. 4.625% 11/15/26		233,000	229,505
			491,405
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Lucent Technologies, Inc. 2.875% 6/15/25		2,841,800	2,502,560
Semiconductors & Semiconductor Equipment - 0.0%
Energy Conversion Devices, Inc. 3% 6/15/13		1,010,000	646,400
TOTAL INFORMATION TECHNOLOGY			3,148,960
TOTAL CONVERTIBLE BONDS			5,340,081
Nonconvertible Bonds - 24.2%
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11		5,595,000	5,855,397
5.875% 3/15/11		2,077,000	2,132,956
Lear Corp. 7.875% 3/15/18		2,565,000	2,648,363
Tenneco, Inc. 7.75% 8/15/18 (f)		1,400,000	1,410,500
The Goodyear Tire & Rubber Co. 8.25% 8/15/20		3,910,000	3,978,425
			16,025,641
Automobiles - 0.0%
Ford Motor Co. 7.45% 7/16/31		1,945,000	1,896,375
Diversified Consumer Services - 0.0%
Affinion Group, Inc. 11.5% 10/15/15		1,990,000	2,094,475
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (f)(l)		2,935,000	3,052,400
			5,146,875
Hotels, Restaurants & Leisure - 0.3%
Chukchansi Economic Development Authority 8% 11/15/13 (f)		765,000	443,700
GWR Operating Partnership LLP 10.875% 4/1/17 (f)		1,635,000	1,647,263
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Host Marriott LP 6.375% 3/15/15		$ 250,000	$ 250,000
ITT Corp. 7.375% 11/15/15		250,000	271,250
Las Vegas Sands Corp. 6.375% 2/15/15		1,170,000	1,164,150
MCE Finance Ltd. 10.25% 5/15/18 (f)		3,040,000	3,260,400
MGM Mirage, Inc.:
6.625% 7/15/15		1,870,000	1,477,300
7.5% 6/1/16		1,160,000	913,500
NCL Corp. Ltd. 11.75% 11/15/16		1,375,000	1,526,250
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	454,538
11.875% 7/15/15		1,450,000	1,703,750
yankee:
7% 6/15/13		3,000,000	3,063,750
7.25% 6/15/16		5,365,000	5,351,588
7.5% 10/15/27		3,070,000	2,743,659
Scientific Games Corp.:
7.875% 6/15/16 (f)		2,145,000	2,166,450
9.25% 6/15/19		3,645,000	3,863,700
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		2,250,000	2,188,125
7.25% 5/1/12		2,340,000	2,275,650
Snoqualmie Entertainment Authority:
4.4277% 2/1/14 (f)(l)		115,000	94,875
9.125% 2/1/15 (f)		785,000	690,800
Times Square Hotel Trust 8.528% 8/1/26 (f)		350,732	357,309
Town Sports International Holdings, Inc. 11% 2/1/14		2,270,000	2,105,425
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15 (f)		1,210,000	1,228,150
10.875% 11/15/16 (f)		1,045,000	1,110,313
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20 (f)		2,300,000	2,317,250
			42,669,145
Household Durables - 0.3%
Controladora Mabe SA CV 7.875% 10/28/19 (f)		775,000	840,875
Fortune Brands, Inc.:
5.875% 1/15/36		13,297,000	13,480,725
6.375% 6/15/14		9,424,000	10,668,731
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lennar Corp. 12.25% 6/1/17		$ 1,610,000	$ 1,835,400
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		3,055,000	3,177,200
Standard Pacific Corp.:
7% 8/15/15		1,050,000	981,750
8.375% 5/15/18		850,000	816,000
10.75% 9/15/16		2,370,000	2,509,238
			34,309,919
Internet & Catalog Retail - 0.0%
Netflix, Inc. 8.5% 11/15/17		1,355,000	1,465,026
Media - 1.9%
Allbritton Communications Co. 8% 5/15/18		2,630,000	2,597,125
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	623,922
Belo Corp. 8% 11/15/16		1,665,000	1,756,575
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		1,320,000	1,395,900
Cablevision Systems Corp.:
7.75% 4/15/18		1,440,000	1,519,200
8% 4/15/20		1,440,000	1,530,000
8.625% 9/15/17 (f)		2,915,000	3,148,200
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (f)(l)		2,835,000	3,033,450
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		7,580,000	7,731,600
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		1,694,103	2,003,277
Clear Channel Communications, Inc.:
5.5% 9/15/14		3,295,000	2,034,663
11% 8/1/16 pay-in-kind (l)		2,106,912	1,559,115
Clear Channel Worldwide Holdings, Inc.:
9.25% 12/15/17		555,000	575,813
9.25% 12/15/17		2,580,000	2,705,775
Comcast Cable Communications, Inc. 6.75% 1/30/11		511,000	523,405
Comcast Corp.:
4.95% 6/15/16		1,879,000	2,076,755
5.5% 3/15/11		382,000	391,574
5.7% 5/15/18		14,168,000	16,138,216
6.4% 3/1/40		4,490,000	5,130,516
6.45% 3/15/37		2,196,000	2,503,820
6.55% 7/1/39		9,000,000	10,437,381
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
COX Communications, Inc. 4.625% 6/1/13		$ 4,467,000	$ 4,802,641
CSC Holdings LLC:
8.5% 4/15/14		2,105,000	2,304,975
8.5% 6/15/15		2,340,000	2,538,900
8.625% 2/15/19		860,000	961,050
Discovery Communications LLC:
3.7% 6/1/15		6,861,000	7,217,573
6.35% 6/1/40		6,392,000	7,243,958
EchoStar Communications Corp.:
7.125% 2/1/16		2,525,000	2,581,813
7.75% 5/31/15		1,760,000	1,834,800
Entravision Communication Corp. 8.75% 8/1/17 (f)		1,020,000	1,020,000
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)		2,560,000	2,598,400
Insight Communications, Inc. 9.375% 7/15/18 (f)		3,750,000	3,956,250
Interpublic Group of Companies, Inc. 6.25% 11/15/14		1,310,000	1,355,850
Kabel Deutschland GmbH 10.625% 7/1/14		4,825,000	5,011,969
Liberty Media Corp. 8.25% 2/1/30		245,000	232,750
NBC Universal, Inc.:
3.65% 4/30/15 (f)		2,800,000	2,936,920
5.15% 4/30/20 (f)		11,614,000	12,510,624
6.4% 4/30/40 (f)		8,278,000	9,295,027
Net Servicos de Comunicacao SA 7.5% 1/27/20 (f)		1,500,000	1,695,000
News America Holdings, Inc. 7.75% 12/1/45		170,000	221,637
News America, Inc.:
5.3% 12/15/14		876,000	988,358
6.15% 3/1/37		2,970,000	3,264,110
6.2% 12/15/34		5,330,000	5,848,929
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (f)		2,140,000	2,161,400
Nielsen Finance LLC/Nielsen Finance Co.:
10% 8/1/14		3,975,000	4,143,938
11.5% 5/1/16		2,225,000	2,503,125
11.625% 2/1/14		2,325,000	2,615,625
12.5% 8/1/16 (d)		7,805,000	7,668,413
Quebecor Media, Inc.:
7.75% 3/15/16		4,032,000	4,127,760
7.75% 3/15/16		2,485,000	2,544,019
QVC, Inc. 7.125% 4/15/17 (f)		1,330,000	1,346,625
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.:
5.4% 7/2/12		$ 2,444,000	$ 2,622,282
5.85% 5/1/17		2,607,000	2,974,050
6.2% 7/1/13		2,324,000	2,617,867
6.75% 7/1/18		13,473,000	16,087,058
Time Warner, Inc.:
3.15% 7/15/15		2,850,000	2,929,586
6.2% 3/15/40		10,492,000	11,566,318
6.5% 11/15/36		9,243,000	10,454,101
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (f)(l)		6,804,412	5,786,585
Univision Communications, Inc. 12% 7/1/14 (f)		1,955,000	2,106,513
Viacom, Inc.:
6.125% 10/5/17		2,051,000	2,405,444
6.25% 4/30/16		5,600,000	6,529,001
6.75% 10/5/37		1,460,000	1,735,192
Videotron Ltd. 9.125% 4/15/18		1,965,000	2,166,413
Visant Holding Corp. 8.75% 12/1/13		450,000	459,000
			247,388,131
Multiline Retail - 0.1%
Target Corp. 3.875% 7/15/20		7,556,000	7,925,632
Specialty Retail - 0.1%
AutoNation, Inc. 6.75% 4/15/18		2,040,000	2,034,900
Toys 'R' US Property Co. I LLC 10.75% 7/15/17		5,060,000	5,679,850
Toys 'R' US, Inc. 7.375% 9/1/16 (f)		1,200,000	1,206,000
			8,920,750
TOTAL CONSUMER DISCRETIONARY			365,747,494
CONSUMER STAPLES - 1.2%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 7.75% 1/15/19 (f)		4,750,000	6,087,581
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		100,000	105,000
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,131,791
FBG Finance Ltd. 5.125% 6/15/15 (f)		2,936,000	3,241,426
			10,565,798
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.2%
Albertsons, Inc.:
7.45% 8/1/29		$ 250,000	$ 202,500
7.75% 6/15/26		600,000	510,750
8% 5/1/31		2,385,000	2,003,400
C&S Group Enterprises LLC 8.375% 5/1/17 (f)		1,930,000	1,838,325
CVS Caremark Corp.:
6.036% 12/10/28		6,966,843	7,347,929
6.302% 6/1/37 (l)		9,771,000	8,964,893
Rite Aid Corp. 8% 8/15/20 (f)		3,450,000	3,432,750
SUPERVALU, Inc. 8% 5/1/16		2,260,000	2,265,650
The Great Atlantic & Pacific Tea Co. 11.375% 8/1/15 (f)		2,330,000	1,683,425
Tops Markets LLC 10.125% 10/15/15 (f)		1,825,000	1,879,750
			30,129,372
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (f)		9,457,000	11,188,823
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	11,823,245
5.625% 11/1/11		3,660,000	3,855,989
6.125% 2/1/18		10,623,000	12,431,438
6.5% 8/11/17		8,720,000	10,411,593
6.75% 2/19/14		540,000	626,540
			50,337,628
Tobacco - 0.5%
Altria Group, Inc. 9.7% 11/10/18		22,622,000	29,941,506
Philip Morris International, Inc.:
4.875% 5/16/13		9,347,000	10,220,197
5.65% 5/16/18		7,161,000	8,341,240
Reynolds American, Inc.:
6.75% 6/15/17		2,994,000	3,358,337
7.25% 6/15/37		4,941,000	5,263,608
			57,124,888
TOTAL CONSUMER STAPLES			148,157,686
ENERGY - 3.1%
Energy Equipment & Services - 0.2%
DCP Midstream LLC 5.35% 3/15/20 (f)		8,730,000	9,423,590
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Hercules Offshore, Inc. 10.5% 10/15/17 (f)		$ 1,860,000	$ 1,692,600
Parker Drilling Co. 9.125% 4/1/18 (f)		880,000	878,944
Weatherford International Ltd.:
4.95% 10/15/13		1,742,000	1,884,698
5.15% 3/15/13		2,277,000	2,438,039
7% 3/15/38		5,880,000	6,556,035
9.625% 3/1/19		1,500,000	1,969,280
			24,843,186
Oil, Gas & Consumable Fuels - 2.9%
Adaro Indonesia PT 7.625% 10/22/19 (f)		1,065,000	1,136,888
Anadarko Petroleum Corp.:
5.95% 9/15/16		895,000	886,830
6.375% 9/15/17		10,275,000	10,167,339
6.95% 6/15/19		895,000	902,466
Antero Resources Finance Corp. 9.375% 12/1/17		3,190,000	3,285,700
Apache Corp. 5.1% 9/1/40		8,822,000	9,125,706
Arch Coal, Inc.:
7.25% 10/1/20		450,000	453,375
8.75% 8/1/16		1,030,000	1,109,825
BW Group Ltd. 6.625% 6/28/17 (f)		2,957,000	2,909,040
Canadian Natural Resources Ltd.:
5.15% 2/1/13		4,498,000	4,867,785
5.7% 5/15/17		16,009,000	18,483,831
Cenovus Energy, Inc. 6.75% 11/15/39		3,322,000	4,081,994
Chesapeake Energy Corp.:
6.625% 8/15/20		1,630,000	1,634,075
6.875% 8/15/18		1,630,000	1,662,600
7.625% 7/15/13		895,000	966,600
ConocoPhillips:
4.6% 1/15/15		10,000,000	11,219,800
5.75% 2/1/19		2,930,000	3,500,922
CONSOL Energy, Inc.:
8% 4/1/17 (f)		2,320,000	2,436,000
8.25% 4/1/20 (f)		1,545,000	1,641,563
Continental Resources, Inc. 7.375% 10/1/20 (f)		1,055,000	1,070,825
Denbury Resources, Inc. 9.75% 3/1/16		1,060,000	1,171,300
Drummond Co., Inc.:
7.375% 2/15/16		5,485,000	5,539,850
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Drummond Co., Inc.: - continued
9% 10/15/14 (f)		$ 2,455,000	$ 2,571,613
DTEK Finance BV 9.5% 4/28/15 (f)		850,000	857,395
Duke Capital LLC 6.25% 2/15/13		1,000,000	1,089,851
Duke Energy Field Services:
5.375% 10/15/15 (f)		1,222,000	1,356,469
6.45% 11/3/36 (f)		1,801,000	2,003,103
6.875% 2/1/11		2,313,000	2,367,672
El Paso Natural Gas Co. 5.95% 4/15/17		935,000	1,032,938
EnCana Holdings Finance Corp. 5.8% 5/1/14		2,888,000	3,275,012
Enterprise Products Operating LP:
5.6% 10/15/14		1,955,000	2,184,128
5.65% 4/1/13		697,000	759,395
Forest Oil Corp. 8.5% 2/15/14		4,070,000	4,324,375
Frontier Oil Corp. 8.5% 9/15/16		1,950,000	1,998,750
Gulf South Pipeline Co. LP 5.75% 8/15/12 (f)		3,863,000	4,125,487
KazMunaiGaz Finance Sub BV:
7% 5/5/20 (f)		980,000	1,063,300
8.375% 7/2/13 (f)		1,420,000	1,547,800
9.125% 7/2/18 (f)		1,340,000	1,614,700
11.75% 1/23/15 (f)		1,860,000	2,329,650
Kinder Morgan Energy Partners LP 6.55% 9/15/40		3,179,000	3,555,473
LINN Energy LLC 8.625% 4/15/20 (f)		2,685,000	2,832,675
Lukoil International Finance BV 6.656% 6/7/22 (f)		1,222,000	1,237,275
Massey Energy Co. 6.875% 12/15/13		1,515,000	1,533,938
Midcontinent Express Pipel LLC 5.45% 9/15/14 (f)		10,000,000	10,653,830
Motiva Enterprises LLC:
5.75% 1/15/20 (f)		3,578,000	4,116,915
6.85% 1/15/40 (f)		13,582,000	16,888,117
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,550,000	1,697,250
Nakilat, Inc.:
6.067% 12/31/33 (f)		4,384,000	4,822,663
6.267% 12/31/33 (Reg. S)		835,000	910,150
Nexen, Inc.:
5.05% 11/20/13		3,845,000	4,169,764
5.2% 3/10/15		909,000	997,522
5.875% 3/10/35		240,000	250,544
6.4% 5/15/37		3,645,000	4,005,753
NGPL PipeCo LLC 6.514% 12/15/12 (f)		8,163,000	8,574,799
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
OPTI Canada, Inc.:
8.25% 12/15/14		$ 2,980,000	$ 2,294,600
9% 12/15/12 (f)		1,680,000	1,688,400
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	430,625
8.125% 3/30/18		2,530,000	2,593,250
Pan American Energy LLC 7.875% 5/7/21 (f)		4,020,000	4,140,600
Pemex Project Funding Master Trust 6.625% 6/15/35		625,000	673,438
Petro-Canada:
6.05% 5/15/18		3,850,000	4,489,316
6.8% 5/15/38		8,950,000	10,775,827
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		12,170,000	13,044,743
6.875% 1/20/40		17,027,000	18,687,133
7.875% 3/15/19		10,219,000	12,492,728
8.375% 12/10/18		160,000	197,954
Petrohawk Energy Corp.:
7.25% 8/15/18 (f)		2,020,000	2,014,950
7.875% 6/1/15		1,485,000	1,540,688
10.5% 8/1/14		3,025,000	3,380,438
Petroleos de Venezuela SA:
5.25% 4/12/17		2,040,000	1,173,000
5.375% 4/12/27		8,535,000	3,840,750
5.5% 4/12/37		1,120,000	487,200
Petroleos Mexicanos:
5.5% 1/21/21 (f)		500,000	520,000
6% 3/5/20 (f)		465,000	506,850
6.625% 6/15/35 (f)		320,000	344,800
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		1,045,000	1,052,838
Pioneer Natural Resources Co.:
6.65% 3/15/17		4,605,000	4,754,663
7.5% 1/15/20		1,245,000	1,332,150
Plains All American Pipeline LP 7.75% 10/15/12		2,358,000	2,631,420
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15		5,769,000	6,014,604
6.125% 1/15/17		6,185,000	6,897,481
Plains Exploration & Production Co.:
7% 3/15/17		3,165,000	3,117,525
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains Exploration & Production Co.: - continued
10% 3/1/16		$ 2,415,000	$ 2,644,425
Quicksilver Resources, Inc.:
7.125% 4/1/16		2,960,000	2,834,200
9.125% 8/15/19		2,040,000	2,198,100
11.75% 1/1/16		2,255,000	2,587,613
Range Resources Corp. 6.75% 8/1/20		2,455,000	2,485,688
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (f)		2,389,600	2,664,404
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)		4,773,000	5,025,559
5.5% 9/30/14 (f)		6,670,000	7,370,757
5.832% 9/30/16 (f)		1,343,000	1,482,981
6.332% 9/30/27 (f)		1,840,000	2,142,422
6.75% 9/30/19 (f)		4,366,000	5,208,201
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)		2,720,000	2,962,629
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	2,065,000
Suncor Energy, Inc. 6.1% 6/1/18		10,851,000	12,674,326
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 7.875% 10/15/18 (f)		2,205,000	2,260,125
Teekay Corp. 8.5% 1/15/20		1,350,000	1,447,875
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		780,000	838,500
TransCanada PipeLines Ltd.:
3.4% 6/1/15		2,664,000	2,815,105
6.35% 5/15/67 (l)		2,371,000	2,164,327
XTO Energy, Inc.:
5% 1/31/15		1,749,000	1,996,309
5.65% 4/1/16		1,200,000	1,426,597
YPF SA 10% 11/2/28		1,630,000	1,752,250
			369,167,984
TOTAL ENERGY			394,011,170
FINANCIALS - 9.5%
Capital Markets - 1.6%
Bear Stearns Companies, Inc.:
4.5% 10/28/10		1,833,000	1,844,746
5.3% 10/30/15		1,170,000	1,289,875
BlackRock, Inc. 6.25% 9/15/17		8,408,000	9,892,332
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		$ 970,000	$ 970,000
Goldman Sachs Group, Inc.:
3.7% 8/1/15		8,571,000	8,676,792
5.625% 1/15/17		3,200,000	3,354,909
5.95% 1/18/18		3,989,000	4,319,624
6.15% 4/1/18		4,275,000	4,670,609
6.75% 10/1/37		9,643,000	9,872,957
7.5% 2/15/19		1,757,000	2,050,271
Janus Capital Group, Inc.:
6.125% 9/15/11 (e)		2,473,000	2,501,964
6.5% 6/15/12		4,266,000	4,480,392
JPMorgan Chase Capital XX 6.55% 9/29/36		17,904,000	17,848,068
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	7,566,570
Lazard Group LLC:
6.85% 6/15/17		3,867,000	4,116,766
7.125% 5/15/15		1,377,000	1,483,927
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		12,383,000	13,217,664
6.4% 8/28/17		7,407,000	7,986,946
6.875% 4/25/18		6,836,000	7,526,019
Morgan Stanley:
4% 7/24/15		15,887,000	15,960,684
4.75% 4/1/14		2,429,000	2,502,144
5.45% 1/9/17		2,238,000	2,350,632
5.625% 9/23/19		11,500,000	11,711,336
5.95% 12/28/17		5,050,000	5,370,887
6% 5/13/14		17,110,000	18,650,294
6.625% 4/1/18		15,268,000	16,784,143
7.3% 5/13/19		8,304,000	9,444,529
Nuveen Investments, Inc.:
5.5% 9/15/15		900,000	684,000
10.5% 11/15/15		900,000	846,000
The Bank of New York, Inc. 4.95% 11/1/12		3,864,000	4,183,020
UBS AG Stamford Branch 5.75% 4/25/18		4,505,000	5,061,165
			207,219,265
Commercial Banks - 1.8%
African Export-Import Bank 8.75% 11/13/14		1,040,000	1,159,600
Akbank T. A. S. 5.125% 7/22/15 (f)		855,000	844,313
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Ally Financial, Inc. 7.5% 9/15/20 (f)		$ 2,645,000	$ 2,618,550
Banco Bradesco SA 5.9% 1/16/21 (f)		520,000	527,800
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (f)		425,000	456,875
6.5% 6/10/19 (f)		165,000	189,750
BanColombia SA 6.125% 7/26/20		515,000	526,588
Bank of America NA:
5.3% 3/15/17		3,315,000	3,396,493
6% 10/15/36		690,000	702,784
Barclays Bank PLC 5% 9/22/16		8,175,000	8,875,213
BB&T Capital Trust IV 6.82% 6/12/77 (l)		2,330,000	2,260,100
BB&T Corp. 6.5% 8/1/11		1,243,000	1,304,832
CIT Group, Inc.:
7% 5/1/13		362,745	359,118
7% 5/1/14		2,039,117	1,983,041
7% 5/1/15		1,754,117	1,688,338
7% 5/1/16		2,651,861	2,529,212
7% 5/1/17		3,909,604	3,679,915
Credit Suisse New York Branch:
5% 5/15/13		9,569,000	10,353,706
6% 2/15/18		16,107,000	17,566,310
DBS Bank Ltd. (Singapore) 0.5963% 5/16/17 (f)(l)		3,914,986	3,787,749
Development Bank of Philippines 8.375% (l)		1,355,000	1,504,050
Discover Bank 8.7% 11/18/19		12,480,000	14,747,429
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		5,750,000	5,785,938
Export-Import Bank of Korea:
5.125% 2/14/11		2,920,000	2,965,240
5.25% 2/10/14 (f)		565,000	614,562
5.5% 10/17/12		2,256,000	2,404,097
Fifth Third Bancorp:
4.5% 6/1/18		145,000	143,367
8.25% 3/1/38		3,929,000	4,683,812
Fifth Third Capital Trust IV 6.5% 4/15/67 (l)		3,725,000	3,212,813
HBOS PLC 6.75% 5/21/18 (f)		6,067,000	5,933,162
HSBC Holdings PLC:
0.7336% 10/6/16 (l)		1,143,000	1,092,989
6.5% 9/15/37		8,400,000	9,705,654
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
HSBK (Europe) B.V. 9.25% 10/16/13 (f)		$ 2,345,000	$ 2,558,981
JPMorgan Chase Bank 6% 10/1/17		10,795,000	12,178,293
Kazkommerts International BV 8.5% 4/16/13 (f)		1,245,000	1,220,100
KeyBank NA:
5.8% 7/1/14		8,672,000	9,468,107
6.95% 2/1/28		1,977,000	2,119,680
7% 2/1/11		1,124,000	1,149,478
KeyBank NA, Cleveland 5.45% 3/3/16		3,939,000	4,207,919
Korea Development Bank 4.625% 9/16/10		1,833,000	1,835,526
Manufacturers & Traders Trust Co. 2.033% 4/1/13 (f)(l)		720,797	708,619
Marshall & Ilsley Bank:
4.85% 6/16/15		4,206,000	3,994,956
5% 1/17/17		5,275,000	5,003,374
5.25% 9/4/12		3,100,000	3,146,562
PNC Funding Corp.:
0.615% 1/31/12 (l)		3,707,000	3,695,616
3.625% 2/8/15		2,779,000	2,920,715
Regions Bank 6.45% 6/26/37		7,653,000	6,762,635
Regions Financial Corp.:
5.75% 6/15/15		1,964,000	1,994,911
7.75% 11/10/14		6,185,000	6,670,615
RSHB Capital SA 9% 6/11/14 (f)		405,000	460,688
Standard Chartered Bank 6.4% 9/26/17 (f)		3,365,000	3,768,834
The State Export-Import Bank of Ukraine JSC 8.4% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		485,000	463,175
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (f)(l)		1,437,000	1,385,012
UnionBanCal Corp. 5.25% 12/16/13		662,000	716,818
Wachovia Bank NA:
4.875% 2/1/15		1,408,000	1,514,335
6.6% 1/15/38		9,000,000	10,227,663
Wachovia Corp.:
0.6363% 4/23/12 (l)		543,000	539,622
5.625% 10/15/16		3,399,000	3,750,450
5.75% 6/15/17		2,933,000	3,292,844
Wells Fargo & Co.:
3.625% 4/15/15		10,194,000	10,668,072
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.: - continued
3.75% 10/1/14		$ 4,016,000	$ 4,232,615
Zions Bancorp. 7.75% 9/23/14		3,590,000	3,771,467
			232,031,082
Consumer Finance - 1.1%
Capital One Bank USA NA 8.8% 7/15/19		2,359,000	2,989,801
Capital One Financial Corp. 5.7% 9/15/11		5,251,000	5,466,758
Discover Financial Services:
6.45% 6/12/17		9,775,000	10,433,473
10.25% 7/15/19		11,089,000	13,964,965
Ford Motor Credit Co. LLC:
6.625% 8/15/17		2,655,000	2,694,825
7% 4/15/15		2,970,000	3,051,675
8% 6/1/14		1,065,000	1,126,238
8% 12/15/16		2,135,000	2,319,285
8.125% 1/15/20		1,780,000	1,948,173
12% 5/15/15		3,440,000	4,059,200
General Electric Capital Corp.:
5.625% 9/15/17		5,858,000	6,470,782
5.625% 5/1/18		25,000,000	27,576,100
5.875% 1/14/38		14,000,000	14,435,022
6.375% 11/15/67 (l)		9,000,000	8,640,000
GMAC LLC:
6.75% 12/1/14		4,595,000	4,549,050
8% 12/31/18		975,000	938,438
8% 11/1/31		2,190,000	2,146,200
Household Finance Corp. 6.375% 10/15/11		1,860,000	1,964,744
HSBC Finance Corp.:
5.25% 1/14/11		1,308,000	1,328,279
5.25% 1/15/14		1,054,000	1,128,579
National Money Mart Co. 10.375% 12/15/16		2,975,000	3,101,438
ORIX Corp. 5.48% 11/22/11		385,000	401,187
SLM Corp.:
0.7278% 10/25/11 (l)		12,343,000	11,739,205
0.7371% 3/15/11 (l)		112,000	110,905
8% 3/25/20		5,103,000	4,465,227
			137,049,549
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 1.7%
Azovstal Capital BV 9.125% 2/28/11		$ 375,000	$ 375,938
Bank of America Corp.:
5.75% 12/1/17		4,590,000	4,859,249
8% (l)		970,000	979,700
8.125% (l)		1,290,000	1,309,350
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		540,000	534,600
Calpine Construction Finance Co. LP 8% 6/1/16 (f)		2,835,000	2,962,575
CCO Holdings LLC/CCO Holdings Capital Corp. 7.875% 4/30/18 (f)		865,000	890,950
Citigroup, Inc.:
4.75% 5/19/15		30,435,000	31,353,620
5.375% 8/9/20		10,933,000	11,042,264
5.5% 4/11/13		13,549,000	14,385,434
6.125% 5/15/18		15,634,000	16,878,920
6.5% 1/18/11		1,307,000	1,334,430
6.5% 8/19/13		10,774,000	11,783,222
City of Buenos Aires 12.5% 4/6/15 (f)		2,335,000	2,440,075
GMAC, Inc. 8% 3/15/20 (f)		4,700,000	4,805,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		2,605,000	2,591,975
8% 1/15/18		4,655,000	4,631,725
ILFC E-Capital Trust II 6.25% 12/21/65 (f)(l)		1,250,000	793,750
Ineos Finance PLC 9% 5/15/15 (f)		1,715,000	1,766,450
International Lease Finance Corp.:
5.4% 2/15/12		2,864,000	2,803,140
5.625% 9/20/13		380,000	356,725
5.65% 6/1/14		11,820,000	10,963,050
6.375% 3/25/13		1,858,000	1,795,293
6.625% 11/15/13		4,281,000	4,120,463
JPMorgan Chase & Co.:
4.891% 9/1/15 (l)		2,729,000	2,714,083
4.95% 3/25/20		17,148,000	18,130,049
LBI Escrow Corp. 8% 11/1/17 (f)		3,820,000	4,106,500
Myriad International Holding BV 6.375% 7/28/17 (f)		855,000	871,031
NSG Holdings II, LLC 7.75% 12/15/25 (f)		9,115,000	8,066,775
Offshore Group Investment Ltd. 11.5% 8/1/15 (f)		1,985,000	1,980,038
PHH Corp. 9.25% 3/1/16 (f)		1,610,000	1,618,050
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)		$ 1,090,000	$ 1,064,073
5.5% 1/15/14 (f)		695,000	702,683
5.7% 4/15/17 (f)		1,696,000	1,557,593
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		460,000	483,000
Sunwest Management, Inc. 7.9726% 2/10/15		364,436	278,648
Teachers Insurance & Annuity Association of America 6.85% 12/16/39 (f)		6,200,000	7,784,298
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,680,254
5.15% 3/15/20		3,681,000	4,021,680
TMK Capital SA 10% 7/29/11		1,700,000	1,763,750
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (f)		1,235,000	1,343,063
TransCapitalInvest Ltd. 5.67% 3/5/14 (f)		3,238,000	3,427,786
UPC Germany GmbH 8.125% 12/1/17 (f)		1,950,000	2,006,160
Volkswagen International Finance NV 4% 8/12/20 (f)		5,602,000	5,800,109
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(l)		5,121,570	5,293,996
ZFS Finance USA Trust II 6.45% 12/15/65 (f)(l)		5,755,000	5,294,600
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(l)		1,673,000	1,497,921
ZFS Finance USA Trust V 6.5% 5/9/67 (f)(l)		3,125,000	2,828,125
			221,072,913
Insurance - 1.2%
Allstate Corp.:
5.55% 5/9/35		7,505,000	7,927,922
6.2% 5/16/14		6,893,000	8,010,335
American International Group, Inc. 8.175% 5/15/68 (l)		7,875,000	6,752,813
Assurant, Inc. 5.625% 2/15/14		1,912,000	2,040,376
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	598,978
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(l)		1,491,000	1,408,995
Jackson National Life Global Funding 5.375% 5/8/13 (f)		753,000	816,864
Liberty Mutual Group, Inc. 6.5% 3/15/35 (f)		594,000	541,239
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (f)		7,475,000	10,643,271
MetLife, Inc.:
2.375% 2/6/14		5,900,000	5,924,951
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
MetLife, Inc.: - continued
4.75% 2/8/21		$ 4,032,000	$ 4,219,359
5% 6/15/15		1,163,000	1,274,925
5.875% 2/6/41		3,113,000	3,405,298
6.125% 12/1/11		990,000	1,047,635
6.75% 6/1/16		7,610,000	8,966,307
Metropolitan Life Global Funding I:
5.125% 4/10/13 (f)		559,000	608,912
5.125% 6/10/14 (f)		6,751,000	7,479,784
Monumental Global Funding II 5.65% 7/14/11 (f)		1,652,000	1,696,647
Monumental Global Funding III 5.5% 4/22/13 (f)		2,202,000	2,383,696
New York Life Insurance Co. 6.75% 11/15/39 (f)		4,378,000	5,595,539
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)		5,160,000	6,096,421
Pacific Life Global Funding 5.15% 4/15/13 (f)		11,281,000	12,135,107
Pacific Life Insurance Co. 9.25% 6/15/39 (f)		7,656,000	9,871,019
Pacific LifeCorp 6% 2/10/20 (f)		5,766,000	6,234,764
Prudential Financial, Inc.:
3.625% 9/17/12		11,000,000	11,414,392
4.75% 9/17/15		11,000,000	11,799,700
5.15% 1/15/13		2,167,000	2,317,301
5.4% 6/13/35		452,000	445,282
5.5% 3/15/16		425,000	464,527
5.7% 12/14/36		384,000	393,492
6.2% 1/15/15		1,180,000	1,326,600
7.375% 6/15/19		3,230,000	3,931,550
8.875% 6/15/38 (l)		1,915,000	2,087,350
Symetra Financial Corp. 6.125% 4/1/16 (f)		5,181,000	5,343,942
The Chubb Corp. 5.75% 5/15/18		4,035,000	4,656,721
			159,862,014
Real Estate Investment Trusts - 0.5%
AvalonBay Communities, Inc.:
4.95% 3/15/13		367,000	389,761
5.5% 1/15/12		1,759,000	1,855,372
Camden Property Trust:
5.375% 12/15/13		4,073,000	4,387,831
5.875% 11/30/12		670,000	718,816
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.:
5.25% 4/15/11		$ 3,363,000	$ 3,373,002
5.375% 10/15/12		3,206,000	3,201,835
7.5% 4/1/17		4,686,000	4,717,912
7.875% 9/1/20		323,000	328,857
Duke Realty LP:
4.625% 5/15/13		949,000	985,287
5.875% 8/15/12		1,017,000	1,068,241
Equity One, Inc.:
6% 9/15/17		890,000	916,883
6.25% 12/15/14		5,251,000	5,624,493
6.25% 1/15/17		494,000	516,620
Federal Realty Investment Trust:
5.4% 12/1/13		441,000	478,941
5.9% 4/1/20		2,450,000	2,731,850
6% 7/15/12		2,933,000	3,146,308
6.2% 1/15/17		620,000	700,637
HMB Capital Trust V 4.1371% 12/15/36 (b)(f)(l)		270,000	0
HRPT Properties Trust:
5.75% 11/1/15		890,000	942,313
6.25% 6/15/17		1,232,000	1,292,825
6.65% 1/15/18		656,000	703,528
Omega Healthcare Investors, Inc.:
7% 4/1/14		7,000,000	7,140,000
7% 1/15/16		3,060,000	3,128,850
Rouse Co.:
5.375% 11/26/13 (b)		145,000	165,300
7.2% 9/15/12 (b)		10,000	11,975
Senior Housing Properties Trust:
6.75% 4/15/20		2,325,000	2,383,125
8.625% 1/15/12		250,000	262,500
UDR, Inc. 5.5% 4/1/14		5,222,000	5,584,431
Washington (REIT) 5.95% 6/15/11		3,701,000	3,809,883
			60,567,376
Real Estate Management & Development - 1.1%
AMB Property LP 5.9% 8/15/13		2,580,000	2,749,996
Arden Realty LP 5.2% 9/1/11		1,339,000	1,377,247
BioMed Realty LP 6.125% 4/15/20 (f)		3,359,000	3,629,913
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP:
5.625% 12/15/10		$ 4,192,000	$ 4,233,220
5.7% 5/1/17		5,943,000	6,021,263
5.75% 4/1/12		2,512,000	2,595,115
Colonial Properties Trust 6.875% 8/15/12		4,000,000	4,130,000
Colonial Realty LP 6.05% 9/1/16		2,000,000	1,934,624
Digital Realty Trust LP 4.5% 7/15/15 (f)		4,981,000	5,044,035
Duke Realty LP:
5.4% 8/15/14		5,421,000	5,715,604
5.625% 8/15/11		3,706,000	3,787,358
5.95% 2/15/17		1,109,000	1,189,161
6.25% 5/15/13		14,424,000	15,589,312
6.5% 1/15/18		3,795,000	4,152,569
6.75% 3/15/20		10,000,000	11,177,250
ERP Operating LP:
4.75% 7/15/20		6,820,000	7,138,992
5.25% 9/15/14		1,310,000	1,446,619
5.375% 8/1/16		2,768,000	3,048,191
5.5% 10/1/12		3,655,000	3,944,001
5.75% 6/15/17		11,387,000	12,856,572
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	91,000
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	632,677
Host Hotels & Resorts LP 9% 5/15/17		2,135,000	2,316,475
Liberty Property LP:
5.125% 3/2/15		1,190,000	1,257,632
5.5% 12/15/16		1,523,000	1,640,796
6.625% 10/1/17		4,264,000	4,879,837
Mack-Cali Realty LP 7.75% 2/15/11		976,000	999,534
Post Apartment Homes LP 6.3% 6/1/13		3,812,000	4,116,240
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,553,931
Regency Centers LP:
4.95% 4/15/14		611,000	641,372
5.25% 8/1/15		2,133,000	2,283,037
5.875% 6/15/17		1,056,000	1,144,370
Simon Property Group LP:
4.2% 2/1/15		3,659,000	3,910,886
6.75% 2/1/40		6,410,000	7,656,207
Tanger Properties LP:
6.125% 6/1/20		4,395,000	4,836,482
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP: - continued
6.15% 11/15/15		$ 824,000	$ 910,852
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (f)		2,455,000	2,553,200
Ventas Realty LP:
6.5% 6/1/16		105,000	107,100
6.5% 6/1/16		450,000	459,000
6.625% 10/15/14		3,505,000	3,610,150
6.75% 4/1/17		250,000	257,500
			149,619,320
Thrifts & Mortgage Finance - 0.5%
Bank of America Corp.:
3.7% 9/1/15		4,630,000	4,621,360
5.625% 7/1/20		18,255,000	18,820,814
5.65% 5/1/18		12,000,000	12,477,804
6.5% 8/1/16		9,000,000	10,059,381
First Niagara Financial Group, Inc. 6.75% 3/19/20		7,320,000	8,035,501
Independence Community Bank Corp.:
2.353% 4/1/14 (l)		4,218,000	4,058,142
4.9% 9/23/10		1,696,000	1,698,948
Wrightwood Capital LLC 10.5% 6/1/14 (b)(f)		100,000	38,000
			59,809,950
TOTAL FINANCIALS			1,227,231,469
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.1%
Biomet, Inc.:
10% 10/15/17		4,825,000	5,235,125
10.375% 10/15/17 pay-in-kind (l)		3,155,000	3,423,175
			8,658,300
Health Care Providers & Services - 0.4%
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,748,691
6.3% 8/15/14		3,618,000	3,858,420
DASA Finance Corp. 8.75% 5/29/18 (f)		585,000	655,785
Express Scripts, Inc.:
5.25% 6/15/12		7,157,000	7,635,474
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc.: - continued
6.25% 6/15/14		$ 2,629,000	$ 3,031,048
HCA, Inc.:
8.5% 4/15/19		1,760,000	1,922,800
9.125% 11/15/14		3,905,000	4,110,013
9.25% 11/15/16		4,905,000	5,236,088
9.625% 11/15/16 pay-in-kind (l)		11,255,066	12,014,783
Psychiatric Solutions, Inc. 7.75% 7/15/15		420,000	425,250
Rural/Metro Corp. 12.75% 3/15/16		995,000	1,047,337
Skilled Healthcare Group, Inc. 11% 1/15/14		64,000	55,680
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	10,475
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc.:
8% 2/1/18		4,570,000	4,478,600
8% 2/1/18 (f)		2,330,000	2,283,400
			48,513,844
Health Care Technology - 0.0%
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14		7,885,000	8,456,663
Pharmaceuticals - 0.1%
Mylan, Inc.:
7.625% 7/15/17 (f)		1,115,000	1,156,813
7.875% 7/15/20 (f)		995,000	1,042,263
Novartis Capital Corp. 4.125% 2/10/14		2,930,000	3,204,564
Roche Holdings, Inc. 5% 3/1/14 (f)		5,943,000	6,633,553
Valeant Pharmaceuticals International 7.625% 3/15/20 (f)		1,720,000	2,072,600
			14,109,793
TOTAL HEALTH CARE			79,738,600
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
6.375% 6/1/19 (f)		8,071,000	9,460,108
6.4% 12/15/11 (f)		818,000	865,026
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
BE Aerospace, Inc. 8.5% 7/1/18		$ 2,875,000	$ 3,076,250
Esterline Technologies Corp. 7% 8/1/20 (f)		1,105,000	1,124,338
			14,525,722
Airlines - 0.4%
Air Canada 9.25% 8/1/15 (f)		4,265,000	4,201,025
American Airlines, Inc. 10.5% 10/15/12 (f)		3,200,000	3,400,000
American Airlines, Inc. pass-thru trust certificates:
6.977% 11/23/22		934,236	789,430
6.978% 10/1/12		178,326	179,663
8.608% 10/1/12		960,000	960,000
10.375% 7/2/19		1,878,805	2,151,232
AMR Corp. 9% 8/1/12		485,000	473,481
Continental Airlines, Inc.:
pass-thru trust certificates:
7.875% 7/2/18		792,960	745,382
9.798% 4/1/21		615,180	602,877
6.648% 3/15/19		2,820,535	2,858,613
6.75% 9/15/15 (f)		3,405,000	3,379,463
6.82% 5/1/18		221,731	221,731
6.9% 7/2/19		817,032	839,501
Continental Airlines, Inc. 9.25% 5/10/17		3,060,000	3,182,400
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		338,024	347,320
7.57% 11/18/10		11,016,000	11,126,160
8.021% 8/10/22		1,640,643	1,613,573
8.954% 8/10/14		2,174,767	2,231,311
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		910,740	919,847
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19		1,918,309	1,815,679
8.36% 7/20/20		1,320,837	1,318,856
United Air Lines, Inc.:
9.875% 8/1/13 (f)		785,000	834,063
12% 11/1/13 (f)		995,000	1,064,650
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		838,014	754,212
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates: - continued
9.75% 1/15/17		$ 2,284,141	$ 2,529,686
12% 1/15/16 (f)		828,962	902,491
			49,442,646
Building Products - 0.0%
Building Materials Corp. of America 6.875% 8/15/18 (f)		2,550,000	2,499,000
Commercial Services & Supplies - 0.2%
ACCO Brands Corp. 10.625% 3/15/15		795,000	876,488
ARAMARK Corp.:
3.9656% 2/1/15 (l)		5,440,000	4,977,600
8.5% 2/1/15		1,775,000	1,828,250
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (f)		955,000	977,634
International Lease Finance Corp.:
6.5% 9/1/14 (f)		1,620,000	1,656,450
6.75% 9/1/16 (f)		1,620,000	1,652,400
8.625% 9/15/15 (f)		2,745,000	2,765,588
8.75% 3/15/17 (f)		3,990,000	4,019,925
8.875% 9/1/17		4,870,000	4,918,700
			23,673,035
Construction & Engineering - 0.0%
Amsted Industries, Inc. 8.125% 3/15/18 (f)		2,535,000	2,579,363
Odebrecht Finance Ltd. 7% 4/21/20 (f)		460,000	487,600
Odebrecht Overseas Ltd. 9.625%		250,000	253,125
			3,320,088
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17		17,730,000	19,892,812
Otter Tail Corp. 9% 12/15/16		2,410,000	2,578,700
Sequa Corp.:
11.75% 12/1/15 (f)		1,415,000	1,464,525
13.5% 12/1/15 pay-in-kind (f)		901,711	944,542
			24,880,579
Machinery - 0.1%
Accuride Corp. 9.5% 8/1/18 (f)		1,515,000	1,552,875
ArvinMeritor, Inc. 8.125% 9/15/15		3,250,000	3,258,125
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Navistar International Corp. 8.25% 11/1/21		$ 2,655,000	$ 2,761,200
RBS Global, Inc./Rexnord Corp.:
8.5% 5/1/18		2,960,000	2,989,600
11.75% 8/1/16		1,860,000	1,990,200
SPX Corp. 6.875% 9/1/17 (f)		3,260,000	3,333,350
			15,885,350
Marine - 0.1%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (f)		1,970,000	2,038,950
9.5% 12/15/14		3,070,000	3,062,325
			5,101,275
Professional Services - 0.0%
FTI Consulting, Inc. 7.625% 6/15/13		1,395,000	1,412,438
Road & Rail - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		4,105,000	4,105,000
7.75% 5/15/16		3,025,000	2,934,250
Hertz Corp.:
8.875% 1/1/14		6,065,000	6,231,788
10.5% 1/1/16		2,240,000	2,374,400
Kansas City Southern de Mexico, SA de CV 12.5% 4/1/16		1,135,000	1,362,000
Swift Transportation Co., Inc. 12.5% 5/15/17 (f)		2,780,000	2,766,100
			19,773,538
Trading Companies & Distributors - 0.0%
Aircastle Ltd. 9.75% 8/1/18 (f)		495,000	501,188
TOTAL INDUSTRIALS			161,014,859
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Avaya, Inc.:
9.75% 11/1/15		1,955,000	1,842,588
10.125% 11/1/15 pay-in-kind (l)		6,052,385	5,719,504
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc.:
6.45% 3/15/29		$ 5,400,000	$ 3,645,000
6.5% 1/15/28		1,940,000	1,309,500
			12,516,592
Computers & Peripherals - 0.0%
Seagate HDD Cayman 6.875% 5/1/20 (f)		1,015,000	995,969
Seagate Technology HDD Holdings 6.8% 10/1/16		4,140,000	4,181,400
			5,177,369
Electronic Equipment & Components - 0.1%
Intcomex, Inc. 13.25% 12/15/14 (f)		1,510,000	1,593,050
Jabil Circuit, Inc.:
7.75% 7/15/16		2,915,000	3,140,913
8.25% 3/15/18		1,025,000	1,114,688
Tyco Electronics Group SA:
5.95% 1/15/14		2,950,000	3,300,271
6% 10/1/12		3,877,000	4,195,879
6.55% 10/1/17		1,383,000	1,617,597
			14,962,398
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		2,530,000	2,656,500
Terremark Worldwide, Inc. 12% 6/15/17		3,465,000	3,898,125
			6,554,625
IT Services - 0.0%
Fidelity National Information Services, Inc.:
7.625% 7/15/17 (f)		800,000	832,000
7.875% 7/15/20 (f)		1,070,000	1,123,500
SunGard Data Systems, Inc. 10.25% 8/15/15		3,795,000	3,956,288
			5,911,788
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27		8,230,000	8,401,439
Xerox Corp. 5.5% 5/15/12		1,602,000	1,709,654
			10,111,093
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 7.75% 8/1/20 (f)		2,085,000	2,069,363
Amkor Technology, Inc. 7.375% 5/1/18 (f)		2,060,000	2,054,850
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor, Inc.:
9.125% 12/15/14 pay-in-kind (l)		$ 1,966,560	$ 1,819,068
9.25% 4/15/18 (f)		2,385,000	2,385,000
10.125% 12/15/16		3,320,000	2,739,000
Viasystems, Inc. 12% 1/15/15 (f)		1,590,000	1,729,125
			12,796,406
TOTAL INFORMATION TECHNOLOGY			68,030,271
MATERIALS - 1.1%
Chemicals - 0.5%
Berry Plastics Corp.:
5.2759% 2/15/15 (l)		1,975,000	1,856,500
8.25% 11/15/15		3,805,000	3,805,000
8.875% 9/15/14		2,455,000	2,332,250
9.5% 5/15/18 (f)		3,800,000	3,524,500
Braskem Finance Ltd. 7% 5/7/20 (f)		410,000	426,400
Dow Chemical Co.:
4.85% 8/15/12		9,460,000	9,983,904
7.6% 5/15/14		16,104,000	18,774,639
Huntsman International LLC:
5.5% 6/30/16		3,195,000	2,979,338
8.625% 3/15/20 (f)		1,700,000	1,700,000
Lubrizol Corp. 8.875% 2/1/19		928,000	1,193,068
Lyondell Chemical Co. 11% 5/1/18		3,955,000	4,296,119
NOVA Chemicals Corp.:
3.7476% 11/15/13 (l)		2,720,000	2,529,600
6.5% 1/15/12		2,290,000	2,341,525
8.375% 11/1/16		2,825,000	2,888,563
8.625% 11/1/19		1,935,000	2,012,400
			60,643,806
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		1,833,000	2,014,920
Texas Industries, Inc. 9.25% 8/15/20 (f)		3,100,000	3,084,500
			5,099,420
Containers & Packaging - 0.1%
Crown Cork & Seal, Inc. 7.375% 12/15/26		4,250,000	4,016,250
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Pactiv Corp.:
5.875% 7/15/12		$ 1,713,000	$ 1,816,948
6.4% 1/15/18		1,749,000	1,813,772
Vitro SAB de CV 8.625% 2/1/12 (b)		6,915,000	3,388,350
			11,035,320
Metals & Mining - 0.5%
Algoma Acquisition Corp. 9.875% 6/15/15 (f)		1,200,000	1,050,000
Anglo American Capital PLC 9.375% 4/8/14 (f)		5,953,000	7,240,830
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12		1,975,000	2,096,439
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)		2,002,000	2,208,290
CSN Islands XI Corp. 6.875% 9/21/19 (f)		1,500,000	1,605,000
Edgen Murray Corp. 12.25% 1/15/15 (f)		4,970,000	4,100,250
Essar Steel Algoma, Inc. 9.375% 3/15/15 (f)		3,100,000	3,061,250
Evraz Group SA 8.875% 4/24/13 (f)		2,055,000	2,142,338
FMG Finance Property Ltd.:
10% 9/1/13 (f)		5,580,000	6,082,200
10.625% 9/1/16 (f)		789,000	931,020
McJunkin Red Man Corp. 9.5% 12/15/16 (f)		5,660,000	5,009,100
Metinvest BV 10.25% 5/20/15 (f)		810,000	838,350
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13		3,264,000	3,633,237
6.5% 7/15/18		1,458,000	1,726,266
Severstal Columbus LLC 10.25% 2/15/18 (f)		2,940,000	3,057,600
Southern Copper Corp. 6.75% 4/16/40		1,025,000	1,101,875
Steel Dynamics, Inc.:
6.75% 4/1/15		2,240,000	2,268,000
7.375% 11/1/12		1,985,000	2,094,175
Tube City IMS Corp. 9.75% 2/1/15		1,700,000	1,738,250
United States Steel Corp. 6.65% 6/1/37		2,648,000	2,330,240
Vale Overseas Ltd. 6.25% 1/23/17		5,007,000	5,614,199
			59,928,909
Paper & Forest Products - 0.0%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20		1,165,000	1,188,300
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Verso Paper Holdings LLC/Verso Paper, Inc.:
9.125% 8/1/14		$ 1,345,000	$ 1,297,925
11.5% 7/1/14		3,795,000	4,041,675
			6,527,900
TOTAL MATERIALS			143,235,355
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.5%
Alestra SA de RL de CV 11.75% 8/11/14		1,185,000	1,309,425
AT&T, Inc.:
2.5% 8/15/15		7,000,000	7,076,244
5.8% 2/15/19		5,216,000	6,152,126
6.3% 1/15/38		31,601,000	36,261,926
BellSouth Capital Funding Corp. 7.875% 2/15/30		899,000	1,136,310
British Telecommunications PLC 9.375% 12/15/10 (e)		2,717,000	2,777,652
CenturyTel, Inc. 7.6% 9/15/39		7,184,000	6,999,350
Citizens Communications Co.:
7.875% 1/15/27		925,000	901,875
9% 8/15/31		2,260,000	2,299,550
Frontier Communications Corp.:
7.875% 4/15/15		1,545,000	1,626,113
8.125% 10/1/18		3,615,000	3,831,900
8.25% 5/1/14		2,245,000	2,421,682
8.25% 4/15/17		2,270,000	2,423,225
8.5% 4/15/20		775,000	817,625
Global Crossing Ltd. 12% 9/15/15		2,160,000	2,397,816
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		710,000	763,250
Intelsat Bermuda Ltd. 12% 2/4/17 pay-in-kind (l)		7,164,320	7,376,016
Intelsat Ltd.:
6.5% 11/1/13		3,700,000	3,533,500
7.625% 4/15/12		3,665,000	3,710,813
11.25% 6/15/16		1,635,000	1,753,538
Qwest Communications International, Inc.:
7.125% 4/1/18 (f)		2,450,000	2,529,625
7.5% 2/15/14		1,310,000	1,334,563
8% 10/1/15 (f)		2,050,000	2,203,750
Sprint Capital Corp. 6.875% 11/15/28		15,285,000	12,762,975
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA:
4.95% 9/30/14		$ 3,208,000	$ 3,372,439
5.25% 10/1/15		1,177,000	1,253,090
6.999% 6/4/18		1,793,000	2,028,955
7.175% 6/18/19		14,000,000	16,139,102
7.2% 7/18/36		7,240,000	7,798,378
Telefonica Emisiones SAU:
5.134% 4/27/20		10,000,000	10,780,330
6.421% 6/20/16		1,162,000	1,339,544
U.S. West Communications 7.5% 6/15/23		3,760,000	3,797,600
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	7,072,614
6.25% 4/1/37		2,348,000	2,684,142
6.4% 2/15/38		7,621,000	8,930,981
6.9% 4/15/38		6,295,000	7,794,664
Verizon New England, Inc. 6.5% 9/15/11		891,000	940,002
Verizon New York, Inc. 6.875% 4/1/12		2,653,000	2,866,620
Wind Acquisition Finance SA 11.75% 7/15/17 (f)		4,535,000	4,988,500
			196,187,810
Wireless Telecommunication Services - 1.0%
Cleveland Unlimited, Inc. 13.5% 12/15/10 (f)(l)		1,260,000	1,260,000
Cricket Communications, Inc.:
7.75% 5/15/16		2,905,000	2,999,413
9.375% 11/1/14		1,185,000	1,199,813
Digicel Group Ltd.:
8.25% 9/1/17 (f)		2,020,000	2,060,400
8.875% 1/15/15 (f)		4,030,000	4,050,150
9.125% 1/15/15 pay-in-kind (f)(l)		3,070,000	3,085,350
12% 4/1/14 (f)		3,545,000	4,050,163
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14		9,282,000	10,028,291
5.875% 10/1/19		11,570,000	12,988,227
6.35% 3/15/40		3,541,000	3,908,616
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16		4,770,000	5,068,125
11.5% 6/15/16		7,175,000	7,713,125
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (f)		550,000	565,125
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Subsidiary Holding Co. Ltd.: - continued
8.875% 1/15/15		$ 6,110,000	$ 6,308,575
MetroPCS Wireless, Inc.:
9.25% 11/1/14		4,060,000	4,222,400
9.25% 11/1/14		1,560,000	1,626,300
Millicom International Cellular SA 10% 12/1/13		3,755,000	3,877,038
Mobile Telesystems Finance SA 8% 1/28/12 (f)		613,000	643,650
MTS International Funding Ltd. 8.625% 6/22/20 (f)		1,055,000	1,201,434
Nextel Communications, Inc.:
5.95% 3/15/14		6,545,000	6,324,106
6.875% 10/31/13		9,105,000	9,082,238
7.375% 8/1/15		4,995,000	4,945,050
NII Capital Corp.:
8.875% 12/15/19		2,695,000	2,897,125
10% 8/15/16		3,560,000	3,991,650
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		2,635,000	2,490,075
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		3,170,000	3,043,200
Sprint Nextel Corp. 6% 12/1/16		5,715,000	5,336,381
Telecom Personal SA 9.25% 12/22/10 (f)		1,455,000	1,484,100
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		1,545,000	1,641,563
Vodafone Group PLC:
5% 12/16/13		2,296,000	2,509,576
5.5% 6/15/11		2,760,000	2,860,370
			123,461,629
TOTAL TELECOMMUNICATION SERVICES			319,649,439
UTILITIES - 1.6%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17		1,753,000	2,054,719
Commonwealth Edison Co. 5.4% 12/15/11		2,948,000	3,107,838
EDP Finance BV:
4.9% 10/1/19 (f)		6,700,000	6,201,058
6% 2/2/18 (f)		9,619,000	9,633,198
Empresa Distribuidora y Comercializadora Norte SA 10.5% 10/9/17		295,000	306,800
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Solutions Corp.:
4.8% 2/15/15		$ 2,432,000	$ 2,593,619
6.05% 8/15/21		3,544,000	3,755,304
Illinois Power Co. 6.125% 11/15/17		3,112,000	3,590,507
Intergen NV 9% 6/30/17 (f)		5,270,000	5,414,925
IPALCO Enterprises, Inc. 7.25% 4/1/16 (f)		4,440,000	4,639,800
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		1,440,000	1,684,800
7.75% 1/20/20 (f)		850,000	1,015,750
8% 8/7/19 (f)		635,000	768,350
Mirant Americas Generation LLC:
8.5% 10/1/21		3,570,000	3,248,700
9.125% 5/1/31		3,775,000	3,383,344
National Power Corp. 6.875% 11/2/16 (f)		715,000	832,975
Nevada Power Co. 6.5% 5/15/18		790,000	947,291
Oncor Electric Delivery Co. 6.375% 5/1/12		2,731,000	2,944,742
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	865,006
PPL Capital Funding, Inc. 6.7% 3/30/67 (l)		8,250,000	7,734,375
Progress Energy, Inc.:
6% 12/1/39		10,303,000	11,798,099
7.1% 3/1/11		3,385,000	3,489,488
Sierra Pacific Power Co. 5.45% 9/1/13		1,560,000	1,710,568
			81,721,256
Gas Utilities - 0.1%
Dynegy Holdings, Inc. 7.5% 6/1/15 (f)		2,940,000	2,234,400
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,165,000	1,231,988
Southern Natural Gas Co. 5.9% 4/1/17 (f)		442,000	486,806
Texas Eastern Transmission Corp. 7.3% 12/1/10		3,100,000	3,147,551
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		1,410,000	1,381,800
			8,482,545
Independent Power Producers & Energy Traders - 0.3%
AES Corp.:
7.75% 3/1/14		5,400,000	5,616,000
7.75% 10/15/15		3,210,000	3,362,475
8% 10/15/17		2,575,000	2,723,063
9.75% 4/15/16		1,475,000	1,644,625
Duke Capital LLC 5.668% 8/15/14		2,055,000	2,288,684
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10% 12/1/20		$ 975,000	$ 934,781
Exelon Generation Co. LLC 5.35% 1/15/14		1,528,000	1,681,442
NRG Energy, Inc.:
7.375% 2/1/16		2,840,000	2,854,200
7.375% 1/15/17		3,225,000	3,249,188
8.25% 9/1/20 (f)		1,950,000	1,964,625
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (f)		720,000	874,800
7.39% 12/2/24 (f)		750,000	913,125
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	7,888,280
RRI Energy, Inc. 7.625% 6/15/14		8,000,000	7,860,000
			43,855,288
Multi-Utilities - 0.6%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		3,771,000	4,308,873
Dominion Resources, Inc.:
4.75% 12/15/10		3,931,000	3,977,814
6.3% 9/30/66 (l)		4,887,000	4,593,780
7.5% 6/30/66 (l)		9,539,000	9,729,780
DTE Energy Co. 7.05% 6/1/11		984,000	1,027,409
KeySpan Corp. 7.625% 11/15/10		494,000	500,914
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18		7,846,000	9,083,142
5.875% 10/1/12		2,921,000	3,179,479
6.5% 9/15/37		7,097,000	8,635,438
National Grid PLC 6.3% 8/1/16		1,314,000	1,540,556
NiSource Finance Corp.:
5.25% 9/15/17		843,000	912,221
5.4% 7/15/14		1,347,000	1,472,806
5.45% 9/15/20		854,000	915,076
6.4% 3/15/18		1,326,000	1,522,765
6.8% 1/15/19		6,774,000	7,986,946
7.875% 11/15/10		1,022,000	1,035,057
San Diego Gas & Electric Co. 4.5% 8/15/40		7,225,000	7,314,287
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp. 6.25% 5/15/67 (l)		$ 6,172,000	$ 5,832,540
WPS Resources Corp. 6.11% 12/1/66 (l)		882,000	798,210
			74,367,093
TOTAL UTILITIES			208,426,182
TOTAL NONCONVERTIBLE BONDS			3,115,242,525
TOTAL CORPORATE BONDS (Cost $2,810,059,325)			3,120,582,606
U.S. Government and Government Agency Obligations - 34.5%

U.S. Government Agency Obligations - 1.7%
Fannie Mae:
0.625% 9/24/12		770,000	768,996
1% 4/4/12		1,230,000	1,238,956
1% 9/23/13		35,637,000	35,688,887
1.25% 6/22/12		3,553,000	3,593,881
1.25% 8/20/13		50,501,000	50,983,689
5% 2/16/12		1,090,000	1,160,580
Federal Home Loan Bank:
1.625% 11/21/12		39,650,000	40,431,819
1.625% 3/20/13		23,140,000	23,614,694
Freddie Mac:
1.125% 7/27/12		330,000	333,152
1.75% 6/15/12		885,000	903,032
2.125% 3/23/12		75,000	76,834
3% 7/28/14		50,000,000	53,389,650
5.25% 7/18/11		10,730,000	11,199,083
Tennessee Valley Authority 5.375% 4/1/56		385,000	479,789
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			223,863,042
U.S. Treasury Inflation Protected Obligations - 4.0%
U.S. Treasury Inflation-Indexed Bonds 2.5% 1/15/29		20,304,800	23,889,110
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes:
1.375% 1/15/20		$ 255,139,898	$ 266,773,999
2.125% 2/15/40		78,258,048	88,318,624
2.625% 7/15/17 (p)		120,261,895	137,264,215
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			516,245,948
U.S. Treasury Obligations - 28.5%
U.S. Treasury Bonds:
4.25% 5/15/39		36,203,000	40,971,623
4.375% 11/15/39		19,090,000	22,037,019
4.375% 5/15/40		249,658,000	288,549,723
U.S. Treasury Notes:
0.75% 11/30/11		171,564,000	172,368,292
0.875% 2/29/12		119,396,000	120,254,457
1% 3/31/12		278,585,000	281,164,697
1.125% 1/15/12		38,423,000	38,816,221
1.375% 10/15/12		163,445,000	166,420,189
1.75% 3/31/14 (p)		125,000,000	128,779,250
1.875% 6/15/12		67,860,000	69,598,913
1.875% 4/30/14 (p)		42,760,000	44,226,540
1.875% 6/30/15		50,250,000	51,631,875
2.375% 9/30/14		171,534,000	180,486,016
2.375% 2/28/15		667,385,000	702,008,884
2.5% 3/31/15		100,000,000	105,758,000
2.5% 4/30/15		100,000,000	105,757,800
2.625% 7/31/14		625,000,000	663,916,250
2.625% 12/31/14		329,010,000	349,470,474
2.75% 2/15/19		80,000,000	83,175,040
3.5% 5/15/20		21,386,000	23,312,451
3.625% 2/15/20		26,742,000	29,441,284
TOTAL U.S. TREASURY OBLIGATIONS			3,668,144,998
Other Government Related - 0.3%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (g)		32,000,000	32,892,640
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,234,890,345)			4,441,146,628
U.S. Government Agency - Mortgage Securities - 12.6%
		Principal Amount (c)	Value
Fannie Mae - 10.9%
1.975% 4/1/36 (l)		$ 1,290,441	$ 1,335,770
2.593% 6/1/36 (l)		196,375	205,753
2.604% 10/1/33 (l)		1,187,621	1,229,262
3.5% 9/1/25 (h)(i)		6,000,000	6,220,589
3.5% 9/1/25 (h)(i)		6,000,000	6,220,589
3.5% 9/1/25 (h)		25,000,000	25,919,120
3.5% 10/1/25 (h)		6,000,000	6,195,745
3.5% 10/1/25 (h)		6,000,000	6,195,745
4% 9/1/25 (h)		19,000,000	19,952,968
4% 9/1/25 (h)		31,000,000	32,554,842
4% 9/1/25 (h)		9,000,000	9,451,406
4% 8/1/39		13,749,238	14,256,636
4.248% 7/1/37 (l)		531,997	560,148
4.5% 5/1/25 to 8/1/40 (h)		63,038,639	66,573,034
4.5% 9/1/25 (h)		8,000,000	8,463,750
4.5% 9/1/40 (h)		19,000,000	19,954,342
4.5% 9/1/40 (h)		3,000,000	3,150,686
4.5% 9/1/40 (h)		32,000,000	33,607,312
4.5% 9/1/40 (h)		60,000,000	63,013,710
5% 5/1/19 to 6/1/40		57,426,781	61,420,346
5% 9/1/25 (h)(i)		4,000,000	4,253,438
5% 9/1/25 (h)		17,000,000	18,077,110
5% 8/1/40 (h)(i)		40,000,000	42,546,876
5% 8/1/40 (h)(i)		12,000,000	12,764,063
5% 8/1/40 (h)(i)		670,000	712,032
5% 8/1/40 (h)(i)		1,160,000	1,232,771
5% 9/1/40 (h)(i)		54,000,000	57,345,467
5% 9/1/40 (h)		16,000,000	16,991,250
5% 9/1/40 (h)		1,000,000	1,061,953
5% 9/1/40 (h)		96,000,000	101,947,498
5% 9/1/40 (h)(i)		162,000,000	172,036,402
5% 9/1/40		4,180,000	4,442,228
5% 9/1/40		1,060,000	1,126,498
5.206% 12/1/35 (l)		750,548	789,733
5.303% 2/1/36 (l)		1,240,962	1,306,749
5.5% 3/1/18 to 3/1/40		154,342,361	166,395,937
5.5% 9/1/40 (h)(i)		209,000,000	223,450,385
6% 1/1/21 to 9/1/39		89,748,936	97,704,702
6% 9/1/40 (h)(i)		4,000,000	4,306,875
6% 9/1/40 (h)		14,000,000	15,074,063
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Fannie Mae - continued
6.5% 5/1/31 to 9/1/38		$ 43,539,765	$ 48,189,529
6.5% 9/1/40 (h)(i)		29,000,000	31,569,220
TOTAL FANNIE MAE			1,409,806,532
Freddie Mac - 0.7%
4.498% 11/1/35 (l)		5,136,002	5,372,762
4.5% 7/1/25 to 6/1/40		10,461,305	11,082,735
5% 4/1/38 to 6/1/40		15,138,369	16,222,127
5.416% 10/1/35 (l)		258,469	273,654
5.5% 11/1/17 to 12/1/35		18,040,186	19,420,954
6% 7/1/37		172,885	187,695
6% 9/1/40 (h)		24,000,000	25,796,251
6.5% 10/1/37 to 1/1/39		14,963,308	16,269,358
TOTAL FREDDIE MAC			94,625,536
Ginnie Mae - 1.0%
4% 6/15/39 to 3/15/40		5,847,492	6,110,569
4% 9/1/40 (h)		18,000,000	18,735,469
4% 9/1/40 (h)		13,000,000	13,543,733
4.5% 5/15/39 to 4/15/40		17,658,928	18,811,998
4.5% 9/1/40 (h)		26,000,000	27,576,250
4.5% 9/1/40 (h)(i)		14,000,000	14,848,750
4.5% 9/1/40 (h)		5,000,000	5,308,174
4.5% 9/1/40 (h)		3,000,000	3,184,904
4.5% 10/1/40 (h)		14,000,000	14,798,434
TOTAL GINNIE MAE			122,918,281
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,604,104,854)			1,627,350,349
Asset-Backed Securities - 2.4%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7338% 4/25/35 (l)		1,821,633	1,045,841
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0138% 3/25/34 (l)		129,064	123,864
Class M2, 1.9138% 3/25/34 (l)		483,000	314,347
Asset-Backed Securities - continued
		Principal Amount (c)	Value
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2005-HE2 Class M2, 0.7138% 4/25/35 (l)		$ 194,362	$ 173,182
Series 2006-HE2 Class M3, 0.6038% 5/25/36 (l)		20,708	807
Series 2006-OP1:
Class M4, 0.6338% 4/25/36 (l)		170,200	6,179
Class M5, 0.6538% 4/25/36 (l)		42,444	465
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.3963% 5/20/13 (l)		380,602	378,369
Series 2006-A6 Class A6, 0.2963% 9/20/13 (l)		752,069	747,656
Series 2006-A7 Class A7, 0.2863% 10/20/12 (l)		414,095	411,665
Series 2006-C1 Class C1, 0.7463% 10/20/14 (l)		111,256	20,582
Series 2007-A1 Class A, 0.3163% 1/20/15 (l)		277,839	276,209
Series 2007-A4 Class A4, 0.2963% 4/22/13 (l)		332,037	330,089
Series 2007-D1 Class D, 1.6663% 1/22/13 (f)(l)		2,590,000	0
Airspeed Ltd. Series 2007-1A Class C1, 2.7759% 6/15/32 (f)(l)		4,310,611	1,574,720
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (f)		4,310,000	4,398,730
Class A4, 3% 10/15/15 (f)		4,280,000	4,475,718
Ally Master Owner Trust:
Series 2010-2 Class A, 4.25% 4/15/17 (f)		10,170,000	10,728,942
Series 2010-3 Class A, 2.88% 4/15/15 (f)		9,160,000	9,408,537
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12		115,678	115,716
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/8/14		1,125,000	1,129,112
Class E, 6.96% 3/8/16 (f)		2,052,284	1,966,591
Series 2007-2M Class A3, 5.22% 6/8/12		59,017	59,238
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9638% 12/25/33 (l)		105,291	75,874
Series 2004-R2 Class M3, 0.8138% 4/25/34 (l)		153,470	16,966
Series 2005-R2 Class M1, 0.7138% 4/25/35 (l)		2,064,696	1,601,792
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (f)		123,000	108,701
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (f)		160,000	68,800
Class G, 9.75% 12/24/37 (f)		210,000	79,800
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6247% 3/23/19 (f)(l)		243,479	182,610
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7188% 3/25/34 (l)		$ 47,932	$ 32,565
Series 2004-W11 Class M2, 0.9638% 11/25/34 (l)		561,149	331,023
Series 2004-W7 Class M1, 0.8138% 5/25/34 (l)		1,542,998	699,266
Series 2006-W4 Class A2C, 0.4238% 5/25/36 (l)		1,452,507	499,955
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0888% 4/25/34 (l)		2,668,736	1,603,399
Series 2006-HE2 Class M1, 0.6338% 3/25/36 (l)		262,000	19,252
Axon Financial Funding Ltd. 1.1336% 4/4/17 (b)(f)(l)		7,217,000	72
Bank of America Auto Trust Series 2009-1A:
Class A3, 2.67% 7/15/13 (f)		9,500,000	9,648,576
Class A4, 3.52% 6/15/16 (f)		8,300,000	8,705,287
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.8713% 1/20/40 (f)(l)		255,840	244,966
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.2883% 12/1/41 (l)		1,050,048	1,048,231
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5483% 12/26/24 (l)		2,194,165	2,084,456
C-BASS Trust Series 2006-CB7 Class A2, 0.3238% 10/25/36 (l)		297,314	292,775
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11		1,772,225	1,783,624
Class C, 5.31% 6/15/12		1,634,000	1,659,499
Series 2007-1 Class C, 5.38% 11/15/12		582,000	607,963
Series 2007-SN2 Class A4, 1.3059% 5/16/11 (f)(l)		1,768,579	1,768,992
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.5659% 7/15/13 (l)		6,450,000	6,450,128
Series 2008-A3 Class A3, 5.05% 2/15/16		5,700,000	6,274,972
Series 2009-A2 Class A2, 3.2% 4/15/14		10,000,000	10,201,684
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7163% 7/20/39 (f)(l)		457,498	91,500
Class B, 1.0163% 7/20/39 (f)(l)		263,810	13,191
Class C, 1.3663% 7/20/39 (f)(l)		339,379	6,788
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (f)		859,000	843,968
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.7713% 1/20/37 (f)(l)		197,776	128,554
Capmark VII Ltd. Series 2006-7A Class H, 1.8259% 8/15/36 (f)(l)		514,280	0
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13		928,000	954,176
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5638% 7/25/36 (l)		$ 1,140,851	$ 116,814
Series 2006-NC2 Class M7, 1.1138% 6/25/36 (l)		425,500	17,463
Series 2006-NC3 Class M10, 2.2638% 8/25/36 (f)(l)		290,000	13,711
Series 2006-NC4 Class M1, 0.5638% 10/25/36 (l)		224,000	27,535
Series 2006-RFC1 Class M9, 2.1338% 5/25/36 (l)		186,369	11,059
Series 2007-RFC1 Class A3, 0.4038% 12/25/36 (l)		1,802,588	686,433
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4463% 5/20/17 (f)(l)		144,580	129,657
Series 2005-1A Class A1, 4.67% 5/20/17 (f)		455,437	460,219
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14		5,000,000	5,447,887
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (f)		18,750,000	18,816,868
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14		35,600,000	36,594,347
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5338% 5/25/37 (l)		765,389	34,601
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3238% 6/25/47 (l)		101,838	97,989
Series 2007-4 Class A1A, 0.4488% 9/25/37 (l)		635,585	591,481
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)		811,000	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5972% 3/25/32 (l)		11,800	5,044
Series 2004-3 Class M4, 1.2338% 4/25/34 (l)		159,665	57,520
Series 2004-4 Class M2, 1.0588% 6/25/34 (l)		587,945	308,400
Series 2005-3 Class MV1, 0.6838% 8/25/35 (l)		1,217,697	1,146,399
Series 2005-AB1 Class A2, 0.4738% 8/25/35 (l)		184,671	179,961
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (f)		596,362	606,485
Series 2007-C Class A3, 5.43% 5/15/12 (f)		62,959	63,316
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (f)		500,000	360,000
Class B2, 1.8872% 12/28/35 (f)(l)		500,000	297,500
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (f)		200,000	56,000
Crest G-Star LP/Crest G-Star Corp. Series 2001-1A Class A, 0.7694% 11/28/16 (f)(l)		495,193	463,006
Crest Ltd. Series 2002-IGA Class A, 0.9375% 7/28/17 (f)(l)		309,681	294,197
Asset-Backed Securities - continued
		Principal Amount (c)	Value
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (f)		$ 235,000	$ 218,806
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	477,526
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7759% 5/28/35 (l)		38,916	29,187
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4388% 8/25/34 (l)		290,872	132,620
Series 2006-3 Class 2A3, 0.4238% 11/25/36 (l)		6,074,620	2,176,732
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0888% 3/25/34 (l)		25,145	6,979
Series 2005-FF9 Class A3, 0.5438% 10/25/35 (l)		4,222,878	3,951,783
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (f)		1,175,000	1,208,395
Series 2006-C:
Class B, 5.3% 6/15/12		649,000	671,986
Class D, 6.89% 5/15/13 (f)		915,000	950,910
Series 2007-A Class D, 7.05% 12/15/13 (f)		970,000	1,026,409
Series 2009-D:
Class A3, 2.17% 10/15/13		5,400,000	5,481,620
Class A4, 2.98% 8/15/14		4,800,000	5,006,509
Series 2010-B Class A3, 0.98% 10/15/14		9,710,000	9,747,042
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8259% 6/15/13 (l)		772,000	760,117
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14		72,000	72,682
Series 2007-1:
Class A4, 5.03% 2/16/15		487,090	487,690
Class C, 5.43% 2/16/15		614,000	605,638
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7538% 1/25/35 (l)		948,695	329,746
Class M4, 0.9438% 1/25/35 (l)		363,547	39,885
Series 2006-D Class M1, 0.4938% 11/25/36 (l)		324,000	11,034
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6975% 2/25/47 (f)(l)		2,892,000	1,973,790
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)		2,121,254	1,697,003
GE Business Loan Trust:
Series 2003-1 Class A, 0.7059% 4/15/31 (f)(l)		274,592	241,641
Series 2006-2A:
Class A, 0.4559% 11/15/34 (f)(l)		2,364,061	1,903,069
Class B, 0.5559% 11/15/34 (f)(l)		853,970	512,382
Class C, 0.6559% 11/15/34 (f)(l)		1,419,263	567,705
Asset-Backed Securities - continued
		Principal Amount (c)	Value
GE Business Loan Trust: - continued
Series 2006-2A:
Class D, 1.0259% 11/15/34 (f)(l)		$ 538,940	$ 129,346
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4259% 9/15/17 (l)		1,151,000	1,134,533
Goal Capital Funding Trust Series 2007-1 Class C1, 0.9383% 6/25/42 (l)		739,000	596,958
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14		54,741	56,087
Class C, 5.74% 12/15/14		116,272	117,776
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (f)(l)		245,471	58,931
Class M1, 0.9138% 6/25/34 (l)		2,723,367	1,689,638
Series 2007-HE1 Class M1, 0.5138% 3/25/47 (l)		1,096,059	65,981
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6138% 4/25/36 (l)		203,374	4,632
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3438% 5/25/30 (f)(l)		653,491	169,908
Series 2006-3:
Class B, 0.6638% 9/25/46 (f)(l)		654,930	130,986
Class C, 0.8138% 9/25/46 (f)(l)		1,526,694	229,004
Class E, 1.9138% 9/25/46 (f)(l)		253,381	30,406
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5838% 8/25/33 (l)		457,719	291,593
Series 2003-3 Class M1, 1.5538% 8/25/33 (l)		812,279	561,780
Series 2003-5 Class A2, 0.9638% 12/25/33 (l)		32,929	18,533
Series 2005-5 Class 2A2, 0.5138% 11/25/35 (l)		148,852	145,853
Series 2006-1 Class 2A3, 0.4888% 4/25/36 (l)		1,770,250	1,704,449
Series 2006-3N Class B, 6.5% 8/27/36 (f)		250,000	0
Series 2006-8 Class 2A1, 0.3138% 3/25/37 (l)		9,923	9,732
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5563% 3/20/36 (l)		803,943	615,198
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4538% 1/25/37 (l)		1,522,035	471,788
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13		5,450,000	5,533,771
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5638% 7/25/36 (l)		204,000	8,991
Series 2007-CH1:
Class AV4, 0.3938% 11/25/36 (l)		1,520,141	1,156,269
Class MV1, 0.4938% 11/25/36 (l)		1,234,797	690,603
Series 2007-CH3 Class M1, 0.5638% 3/25/37 (l)		573,000	30,829
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Kent Funding III Ltd. Series 2006-3A Class D, 3.575% 10/29/47 (l)		$ 291,820	$ 29
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.8672% 12/27/29 (l)		832,716	693,396
Series 2006-A Class 2C, 1.6872% 3/27/42 (l)		3,243,000	500,140
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14		2,456,627	2,499,527
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3438% 6/25/34 (l)		157,259	107,025
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6938% 5/25/46 (f)(l)		250,000	55,000
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)		23,972	22,350
Class C, 5.691% 10/20/28 (f)		10,654	8,994
Class D, 6.01% 10/20/28 (f)		126,852	100,683
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5238% 10/25/36 (l)		545,328	32,815
Series 2007-HE1 Class M1, 0.5638% 5/25/37 (l)		784,792	42,864
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0138% 7/25/34 (l)		192,687	83,339
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13		214,554	217,389
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9138% 7/25/34 (l)		677,418	521,264
Series 2005-FM1 Class A2D, 0.6438% 5/25/36 (l)		12,012,304	11,073,703
Series 2006-FM1 Class A2B, 0.3738% 4/25/37 (l)		2,248,986	1,950,527
Series 2006-MLN1 Class A2A, 0.3338% 7/25/37 (l)		25,531	25,125
Series 2006-OPT1 Class A1A, 0.5238% 6/25/35 (l)		3,288,519	2,320,767
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6038% 8/25/34 (l)		57,368	38,274
Series 2004-NC8 Class M6, 1.5138% 9/25/34 (l)		32,622	15,943
Series 2005-NC1 Class M1, 0.7038% 1/25/35 (l)		399,800	205,379
Series 2005-NC2 Class B1, 1.4338% 3/25/35 (l)		416,362	48,880
Series 2007-HE2 Class M1, 0.5138% 1/25/37 (l)		263,000	7,589
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9744% 8/28/38 (f)(l)		220,000	138,600
Class C1B, 7.696% 8/28/38 (f)		63,000	38,058
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (n)		3,793,600	542,485
Series 2006-1 Class AIO, 5.5% 4/25/11 (n)		413,402	10,609
Series 2006-2 Class AIO, 6% 8/25/11 (n)		231,000	11,307
Asset-Backed Securities - continued
		Principal Amount (c)	Value
National Collegiate Student Loan Trust: - continued
Series 2006-3 Class AIO, 7.1% 1/25/12 (n)		$ 372,000	$ 28,830
Series 2006-4:
Class A1, 0.2938% 3/25/25 (l)		440,939	434,882
Class AIO, 6.35% 2/27/12 (n)		1,182,000	99,920
Class D, 1.3638% 5/25/32 (l)		2,481,000	34,910
Series 2007-1 Class AIO, 7.27% 4/25/12 (n)		1,589,000	170,818
Series 2007-2 Class AIO, 6.7% 7/25/12 (n)		1,351,000	158,683
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7738% 9/25/35 (l)		1,426,957	587,076
Series 2005-D Class M2, 0.7338% 2/25/36 (l)		827,339	106,920
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15		8,500,000	8,597,306
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3838% 3/25/36 (l)		37,564	37,427
Ocala Funding LLC Series 2006-1A Class A, 1.6663% 3/20/11 (b)(f)(l)		1,176,000	435,120
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3538% 5/25/37 (l)		107,092	103,457
Series 2007-6 Class 2A1, 0.3238% 7/25/37 (l)		199,223	192,239
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5138% 9/25/34 (l)		532,896	229,878
Class M4, 1.7138% 9/25/34 (l)		683,353	108,724
Series 2005-WCH1:
Class M2, 0.7838% 1/25/36 (l)		2,548,346	2,155,766
Class M3, 0.8238% 1/25/36 (l)		478,432	306,840
Class M4, 1.0938% 1/25/36 (l)		1,475,804	464,403
Series 2005-WHQ2:
Class M7, 1.5138% 5/25/35 (l)		1,883,145	27,924
Class M9, 2.1438% 5/25/35 (l)		290,989	719
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (f)		397,651	373,792
Class B, 4.846% 7/24/39 (f)		180,000	129,600
Class C, 5.08% 7/24/39 (f)		185,000	118,400
Providian Master Note Trust Series 2006-C1A Class C1, 0.8259% 3/15/15 (f)(l)		3,406,919	3,393,739
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4938% 12/25/36 (l)		566,000	22,463
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3338% 2/25/37 (l)		599,271	585,071
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.2138% 9/25/46 (f)(l)		$ 250,000	$ 11,250
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0638% 4/25/33 (l)		5,108	4,268
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0588% 3/25/35 (l)		1,673,086	1,097,076
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9838% 1/25/36 (l)		96,000	3,132
Series 2006-FR4 Class A2A, 0.3438% 8/25/36 (l)		49,108	22,764
Series 2007-NC1 Class A2A, 0.3138% 12/25/36 (l)		20,045	19,641
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4881% 3/20/19 (f)(l)		860,433	802,923
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4871% 6/15/33 (l)		1,272,000	76,768
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)		656,637	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4138% 9/25/34 (l)		74,810	17,801
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 0.5138% 11/25/37 (l)		11,515,175	10,918,888
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3538% 6/25/37 (l)		1,501,875	1,245,272
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)		1,012,699	1,017,762
Swift Master Auto Receivables Trust Series 2007-2 Class A, 0.9259% 10/15/12 (l)		2,867,000	2,863,984
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1238% 9/25/34 (l)		28,819	18,087
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (f)		349,000	331,550
Class IV, 6.84% 5/22/37 (f)		235,000	152,750
Series 2003-1A Class B2, 5.4802% 12/28/38 (f)		111,000	77,700
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0936% 4/6/42 (f)(l)		2,596,888	129,844
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13		659,323	673,968
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (f)		97,361	97,624
Series 2006-2A:
Class B, 5.29% 6/20/12 (f)		383,808	385,934
Class D, 5.54% 12/20/12 (f)		583,000	592,580
Class E, 7.05% 5/20/14 (f)		1,390,000	1,415,455
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7835% 9/25/26 (f)(l)		$ 400,000	$ 108,000
Series 2006-1A:
Class A1A, 0.7983% 9/25/26 (f)(l)		330,000	267,300
Class A1B, 0.8683% 9/25/26 (f)(l)		330,000	249,150
Class A2A, 0.7583% 9/25/26 (f)(l)		1,186,000	984,380
Class F, 1.6883% 9/25/26 (f)(l)		250,000	140,000
Class G, 1.8883% 9/25/26 (f)(l)		250,000	132,500
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)		887,552	0
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7759% 8/15/15 (f)(l)		8,530,177	8,453,875
Series 2007-A4A Class A4, 5.2% 10/15/14 (f)		10,589,000	10,645,906
Series 2007-A5A Class A5, 1.0259% 10/15/14 (f)(l)		1,500,000	1,500,552
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(f)		7,576	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2978% 10/25/44 (f)(l)		1,789,540	590,548
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 1.1891% 11/21/40 (f)(l)		305,000	18,300
TOTAL ASSET-BACKED SECURITIES (Cost $293,376,332)			303,926,817
Collateralized Mortgage Obligations - 1.8%

Private Sponsor - 1.8%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3276% 3/25/18 (l)		116,633	48,986
Series 2003-9 Class B5, 4.5164% 8/25/18 (f)		227,235	22,724
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.9575% 4/12/56 (f)(l)		1,428,375	857,025
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6987% 4/10/49 (l)		106,000	25,630
Class C, 5.6987% 4/10/49 (l)		281,000	47,381
Class D, 5.6987% 4/10/49 (l)		141,000	20,972
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4859% 3/15/22 (f)(l)		939,527	910,272
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.6145% 1/25/34 (l)		2,089,842	1,868,865
Series 2004-1 Class 2A2, 3.6636% 10/25/34 (l)		2,207,654	1,964,031
Series 2004-A Class 2A2, 3.5151% 2/25/34 (l)		1,272,784	1,121,285
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (l)		$ 144,623	$ 127,742
Class 2A2, 3.0586% 3/25/34 (l)		5,993,017	5,472,618
Series 2004-D Class 2A2, 2.9566% 5/25/34 (l)		2,041,492	1,899,047
Series 2004-G Class 2A7, 3.195% 8/25/34 (l)		1,808,965	1,574,005
Series 2004-H Class 2A1, 3.7091% 9/25/34 (l)		1,650,985	1,443,289
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (f)(l)(n)		12,079,732	942,219
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5438% 1/25/35 (l)		2,310,889	1,816,889
Bear Stearns Commercial Mortgage Securities Trust:
Series 2006-BBA7 Class C, 0.5159% 3/15/19 (f)(l)		350,000	298,481
Series 2006-T24 Class X2, 0.4276% 10/12/41 (f)(l)(n)		4,530,945	50,187
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.2363% 2/25/37 (l)		1,603,363	1,535,565
Series 2007-A2 Class 2A1, 3.4095% 7/25/37 (l)		380,330	363,066
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0914% 12/10/49 (l)		1,902,000	2,031,218
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 2.7498% 8/25/34 (l)		1,635,284	1,522,264
Class A4, 2.489% 8/25/34 (l)		1,442,421	1,368,454
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)		2,125,000	425,000
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7759% 7/16/34 (f)(l)		1,902,000	1,854,248
Countrywide Alternative Loan Trust:
planned amortization class Series 2003-5T2 Class A2, 0.6638% 5/25/33 (l)		13,960	13,831
Series 2006-OC5N Class N, 7.25% 7/25/37 (f)		78,237	0
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		72,728	10,909
Series 2003-35 Class B, 4.6396% 9/25/18 (l)		120,783	12,078
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 2.8818% 11/25/34 (l)		1,314,897	1,267,706
Series 2003-17 Class B4, 5.389% 6/25/33 (f)(l)		316,588	56,986
Series 2004-3 Class DB4, 5.8304% 4/25/34 (l)		75,154	1,879
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.9938% 11/25/35 (l)		34,827,510	19,627,179
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
CWALT, Inc.: - continued
floater Series 2005-56:
Class 2A3, 1.9017% 11/25/35 (l)		$ 8,427,023	$ 4,710,189
Series 2005-56:
Class 4A1, 0.5738% 11/25/35 (l)		6,894,762	3,940,086
Class 5A1, 0.5838% 11/25/35 (l)		10,062,865	5,315,946
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3566% 11/19/37 (l)		56,339	55,911
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.9962% 10/25/34 (l)		1,938,626	1,838,735
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.6847% 10/18/54 (f)(l)		3,491,000	3,414,896
Class C2, 0.9947% 10/18/54 (f)(l)		1,170,000	1,129,518
Class M2, 0.7747% 10/18/54 (f)(l)		2,005,000	1,931,818
Freddie Mac Series 2010 K7 Class B, 5.4341% 4/25/20 (f)(l)		300,000	265,140
FREMF Mortgage Trust Series 2010-K6 Class B, 5.3574% 12/26/46 (f)(l)		550,000	479,241
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (f)		273,987	2,603
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (f)		112,452	11,245
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.8155% 11/20/56 (f)(l)		2,852,000	2,694,284
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.9975% 10/11/41 (f)(l)		3,114,000	3,067,290
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8163% 12/20/54 (l)		205,017	89,182
Series 2006-1A Class C2, 0.8663% 12/20/54 (f)(l)		6,523,000	2,870,120
Series 2006-2 Class C1, 0.7363% 12/20/54 (l)		5,398,000	2,402,110
Series 2006-3 Class C2, 0.7663% 12/20/54 (l)		1,124,000	507,350
Series 2006-4:
Class B1, 0.3563% 12/20/54 (l)		4,521,000	3,368,145
Class C1, 0.6463% 12/20/54 (l)		2,767,000	1,217,480
Class M1, 0.4363% 12/20/54 (l)		1,190,000	767,550
Series 2007-1:
Class 1C1, 0.5663% 12/20/54 (l)		2,234,000	994,130
Class 1M1, 0.4163% 12/20/54 (l)		1,493,000	955,520
Class 2C1, 0.6963% 12/20/54 (l)		1,015,000	451,675
Class 2M1, 0.5163% 12/20/54 (l)		1,917,000	1,226,880
Series 2007-2 Class 2C1, 0.7019% 12/17/54 (l)		2,654,000	1,154,490
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9713% 1/20/44 (l)		430,241	236,583
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
GSR Mortgage Loan Trust:
floater Series 2007-AR1 Class 6A1, 4.7728% 3/25/37 (l)		$ 10,185,557	$ 9,922,841
Series 2007-AR2 Class 2A1, 3.1041% 4/25/35 (l)		782,747	672,839
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4866% 5/19/35 (l)		385,030	241,807
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (l)		123,497	126,115
Class A3, 5.447% 6/12/47 (l)		3,606,000	3,847,577
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9219% 8/25/36 (l)		2,600,000	2,210,499
Series 2004-A3 Class 4A1, 4.2862% 7/25/34 (l)		2,250,884	2,182,661
Series 2004-A5 Class 2A1, 2.8213% 12/25/34 (l)		2,015,898	1,835,559
Series 2006-A2 Class 5A1, 3.3347% 11/25/33 (l)		3,391,893	3,178,182
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (f)		26,448	26,652
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39		857,000	924,089
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.5038% 4/25/36 (l)		18,459,255	10,202,845
Series 2006-5 Class A1A, 0.4538% 7/25/36 (l)		14,442,196	7,728,429
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4738% 5/25/47 (l)		3,687,327	2,311,229
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4938% 10/25/36 (l)		547,000	2,615
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4338% 2/25/37 (l)		8,493,813	5,668,401
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.446% 6/15/22 (f)(l)		251,984	216,706
Class C, 0.466% 6/15/22 (f)(l)		1,559,607	1,325,666
Class D, 0.476% 6/15/22 (f)(l)		600,006	498,005
Class E, 0.486% 6/15/22 (f)(l)		959,771	729,426
Class F, 0.516% 6/15/22 (f)(l)		1,545,171	1,097,071
Class G, 0.586% 6/15/22 (f)(l)		359,765	244,640
Class H, 0.606% 6/15/22 (f)(l)		720,211	453,733
Class J, 0.646% 6/15/22 (f)(l)		840,246	445,330
Class TM, 0.776% 6/15/22 (f)(l)		1,549,424	1,340,251
Merrill Lynch Mortgage Investors Trust:
Series 1998-C3 Class F, 6% 12/15/30 (f)		930,000	905,076
Series 2004-A4 Class A1, 2.8028% 8/25/34 (l)		2,347,930	2,229,059
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust: - continued
Series 2005-A2 Class A7, 2.8016% 2/25/35 (l)		$ 1,960,183	$ 1,805,704
Series 2006-A6 Class A4, 3.5975% 10/25/33 (l)		1,675,380	1,499,242
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (f)		101,000	102,811
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (l)		8,143,000	8,706,213
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5538% 7/25/35 (l)		2,467,653	1,945,208
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5638% 3/25/37 (l)		2,994,072	206,765
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.9% 10/25/35 (l)		3,497,088	2,955,046
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6434% 7/10/35 (f)(l)		1,985,779	1,105,682
Class B6, 3.1434% 7/10/35 (f)(l)		442,756	216,331
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 1.4017% 1/25/46 (l)		15,143,171	8,252,080
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31		1,126,716	1,140,318
Series 2004-SL3 Class A1, 7% 8/25/16		77,369	75,208
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7138% 6/25/33 (f)(l)		484,454	384,008
RESIX Finance Ltd. floater Series 2007-A Class BB, 3.6259% 2/15/39 (f)(l)		65,240	111
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)		268,000	267,342
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (l)		40,340	21,099
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4538% 7/25/46 (l)		29,127,201	17,421,556
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3532% 4/25/33 (l)		693,273	671,677
Series 2003-20 Class 1A1, 5.5% 7/25/33		617,012	631,218
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5288% 9/25/36 (l)		3,273,627	1,868,245
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.8215% 8/25/33 (l)		1,186,592	1,129,715
Series 2005-AR3 Class A2, 2.727% 3/25/35 (l)		3,106,840	2,722,051
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (f)		221,447	33,217
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2004-EE Class 2A2, 2.902% 12/25/34 (l)		$ 1,055,397	$ 982,610
Series 2004-H Class A1, 4.5346% 6/25/34 (l)		2,154,220	2,068,322
Series 2004-W Class A9, 2.9891% 11/25/34 (l)		3,483,000	3,326,041
Series 2005-AR10 Class 2A2, 2.9141% 6/25/35 (l)		2,508,372	2,418,285
Series 2005-AR12:
Class 2A5, 2.9082% 7/25/35 (l)		9,260,000	8,654,447
Class 2A6, 2.9082% 7/25/35 (l)		1,091,974	1,016,322
Series 2005-AR2:
Class 1A2, 2.8803% 3/25/35 (l)		3,776,637	2,146,068
Class 2A2, 2.8765% 3/25/35 (l)		3,093,130	2,862,511
Series 2005-AR3 Class 2A1, 2.9468% 3/25/35 (l)		1,837,041	1,656,675
TOTAL PRIVATE SPONSOR			234,559,579
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17		381,058	412,057
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $197,073,880)			234,971,636
Commercial Mortgage Securities - 6.4%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.6374% 2/14/29 (f)(l)		800,000	776,880
Series 1997-D4:
Class B1, 7.525% 4/14/29		210,000	219,954
Class B2, 7.525% 4/14/29		1,498,104	1,550,837
Class B5, 7.525% 4/14/29		129,000	83,016
Series 1997-D5:
Class A2, 6.8128% 2/14/43 (l)		1,399,000	1,521,095
Class A3, 6.8628% 2/14/43 (l)		1,510,000	1,638,337
Class A5, 6.9328% 2/14/43 (l)		256,000	275,727
Class A6, 7.1828% 2/14/43 (l)		2,470,000	2,640,953
Class A7, 7.4228% 2/14/43 (l)		820,000	873,384
Class PS1, 1.387% 2/14/43 (l)(n)		5,849,348	172,395
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7202% 5/10/45 (l)		2,221,000	2,389,961
Series 2006-4 Class A1, 5.363% 7/10/46 (l)		342,144	344,519
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-5:
Class A1, 5.185% 9/10/47		$ 814,862	$ 820,947
Class A2, 5.317% 9/10/47		7,342,000	7,692,014
Class A3, 5.39% 9/10/47		2,653,000	2,861,396
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,966,996
Series 2007-2 Class A1, 5.421% 4/10/49		444,304	456,800
Series 2007-4 Class A3, 5.811% 2/10/51 (l)		1,897,000	2,044,458
Series 2006-6 Class E, 5.619% 10/10/45 (f)		1,098,000	200,318
Series 2007-3:
Class A3, 5.6578% 6/10/49 (l)		3,176,000	3,402,940
Class A4, 5.6578% 6/10/49 (l)		3,965,000	3,990,256
Series 2008-1 Class D, 6.4159% 2/10/51 (f)(l)		125,000	40,620
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,339,834
Series 2002-2 Class F, 5.487% 7/11/43		415,000	399,457
Series 2004-2:
Class A3, 4.05% 11/10/38		2,097,672	2,125,097
Class A4, 4.153% 11/10/38		2,412,000	2,493,303
Series 2004-4 Class A3, 4.128% 7/10/42		118,932	118,851
Series 2005-1 Class A3, 4.877% 11/10/42		3,450,837	3,467,363
Series 2006-1 Class A1, 5.219% 9/10/45 (l)		1,199,820	1,203,937
Series 2007-1 Class A2, 5.381% 1/15/49		4,040,000	4,169,308
Series 2001-3 Class H, 6.562% 4/11/37 (f)		1,472,000	1,456,505
Series 2001-PB1:
Class J, 7.166% 5/11/35 (f)		474,000	456,262
Class K, 6.15% 5/11/35 (f)		885,000	797,352
Series 2003-1 Class G, 5.608% 9/11/36 (f)		310,000	304,070
Series 2003-2 Class XP, 0.307% 3/11/41 (f)(l)(n)		16,252,068	10,676
Series 2004-1 Class F, 5.279% 11/10/39 (f)		185,000	142,586
Series 2004-4:
Class K, 4.637% 7/10/42 (f)(l)		300,000	1,170
Class L, 4.637% 7/10/42 (f)(l)		280,000	504
Series 2004-5 Class G, 5.3157% 11/10/41 (f)(l)		195,000	115,537
Series 2005-1 Class CJ, 5.1705% 11/10/42 (l)		550,000	534,378
Series 2005-3 Series A3B, 5.09% 7/10/43 (l)		5,908,000	6,314,511
Series 2005-6:
Class A3, 5.1778% 9/10/47 (l)		3,423,000	3,536,015
Class AJ, 5.1778% 9/10/47 (l)		300,000	274,926
Series 2007-1 Class B, 5.543% 1/15/49		1,146,000	375,943
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Large Loan, Inc. floater:
sequential payer:
Series 2005-MIB1:
Class B, 0.5359% 3/15/22 (f)(l)		$ 390,000	$ 339,573
Class C, 0.5859% 3/15/22 (f)(l)		817,000	669,940
Class D, 0.6359% 3/15/22 (f)(l)		826,000	644,280
Class E, 0.6759% 3/15/22 (f)(l)		684,000	513,479
Class F, 0.7459% 3/15/22 (f)(l)		615,784	431,049
Class G, 0.8059% 3/15/22 (f)(l)		399,119	259,427
Class J, 1.3259% 3/15/22 (f)(l)		288,000	187,200
Series 2006-BIX1:
Class C, 0.4559% 10/15/19 (f)(l)		1,222,000	1,014,260
Class D, 0.4859% 10/15/19 (f)(l)		1,494,000	1,254,960
Class E, 0.5159% 10/15/19 (f)(l)		1,385,000	1,147,057
Class F, 0.5859% 10/15/19 (f)(l)		3,150,730	2,534,132
Class G, 0.6059% 10/15/19 (f)(l)		1,245,579	867,670
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1138% 12/25/33 (f)(l)		81,882	48,310
Series 2004-1:
Class A, 0.6238% 4/25/34 (f)(l)		1,447,099	1,143,208
Class B, 2.1638% 4/25/34 (f)(l)		162,240	81,120
Class M1, 0.8238% 4/25/34 (f)(l)		130,261	88,577
Class M2, 1.4638% 4/25/34 (f)(l)		120,343	68,596
Series 2004-2:
Class A, 0.6938% 8/25/34 (f)(l)		1,138,710	899,581
Class M1, 0.8438% 8/25/34 (f)(l)		191,677	120,756
Series 2004-3:
Class A1, 0.6338% 1/25/35 (f)(l)		2,568,342	2,003,306
Class A2, 0.6838% 1/25/35 (f)(l)		368,554	239,560
Class M1, 0.7638% 1/25/35 (f)(l)		443,356	285,964
Class M2, 1.2638% 1/25/35 (f)(l)		205,441	127,374
Series 2005-2A:
Class A1, 0.5738% 8/25/35 (f)(l)		1,981,934	1,478,523
Class M1, 0.6938% 8/25/35 (f)(l)		98,703	56,764
Class M2, 0.7438% 8/25/35 (f)(l)		162,793	89,927
Class M3, 0.7638% 8/25/35 (f)(l)		90,069	45,863
Class M4, 0.8738% 8/25/35 (f)(l)		82,680	39,306
Series 2005-3A:
Class A1, 0.5838% 11/25/35 (f)(l)		724,981	539,603
Class A2, 0.6638% 11/25/35 (f)(l)		718,453	463,402
Class M1, 0.7038% 11/25/35 (f)(l)		85,747	43,619
Class M2, 0.7538% 11/25/35 (f)(l)		108,865	51,286
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class M3, 0.7738% 11/25/35 (f)(l)		$ 97,432	$ 44,195
Class M4, 0.8638% 11/25/35 (f)(l)		121,391	52,113
Series 2005-4A:
Class A2, 0.6538% 1/25/36 (f)(l)		1,683,218	1,077,260
Class B1, 1.6638% 1/25/36 (f)(l)		145,459	48,001
Class M1, 0.7138% 1/25/36 (f)(l)		542,974	282,346
Class M2, 0.7338% 1/25/36 (f)(l)		162,892	79,817
Class M3, 0.7638% 1/25/36 (f)(l)		237,891	109,430
Class M4, 0.8738% 1/25/36 (f)(l)		131,567	52,627
Class M5, 0.9138% 1/25/36 (f)(l)		131,567	50,653
Class M6, 0.9638% 1/25/36 (f)(l)		139,739	50,306
Series 2006-1:
Class A2, 0.6238% 4/25/36 (f)(l)		256,717	172,000
Class M1, 0.6438% 4/25/36 (f)(l)		91,817	45,798
Class M2, 0.6638% 4/25/36 (f)(l)		97,010	46,526
Class M3, 0.6838% 4/25/36 (f)(l)		83,470	36,168
Class M4, 0.7838% 4/25/36 (f)(l)		47,300	17,998
Class M5, 0.8238% 4/25/36 (f)(l)		45,908	17,528
Class M6, 0.9038% 4/25/36 (f)(l)		91,538	35,187
Series 2006-2A:
Class A1, 0.4938% 7/25/36 (f)(l)		4,653,315	3,594,685
Class A2, 0.5438% 7/25/36 (f)(l)		230,216	156,662
Class B1, 1.1338% 7/25/36 (f)(l)		86,196	22,342
Class B3, 2.9638% 7/25/36 (f)(l)		130,229	24,131
Class M1, 0.5738% 7/25/36 (f)(l)		241,544	114,830
Class M2, 0.5938% 7/25/36 (f)(l)		170,421	77,916
Class M3, 0.6138% 7/25/36 (f)(l)		141,361	58,029
Class M4, 0.6838% 7/25/36 (f)(l)		95,456	37,982
Class M5, 0.7338% 7/25/36 (f)(l)		117,324	42,190
Class M6, 0.8038% 7/25/36 (f)(l)		175,051	54,598
Series 2006-3A:
Class B1, 1.0638% 10/25/36 (f)(l)		153,228	30,646
Class B2, 1.6138% 10/25/36 (f)(l)		110,517	19,341
Class B3, 2.8638% 10/25/36 (f)(l)		179,849	28,776
Class M4, 0.6938% 10/25/36 (f)(l)		169,345	54,190
Class M5, 0.7438% 10/25/36 (f)(l)		202,730	56,765
Class M6, 0.8238% 10/25/36 (f)(l)		396,827	95,238
Series 2006-4A:
Class A1, 0.4938% 12/25/36 (f)(l)		879,858	654,175
Class A2, 0.5338% 12/25/36 (f)(l)		4,476,943	2,845,993
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class B1, 0.9638% 12/25/36 (f)(l)		$ 136,886	$ 33,031
Class B2, 1.5138% 12/25/36 (f)(l)		139,528	27,208
Class B3, 2.7138% 12/25/36 (f)(l)		237,606	26,731
Class M1, 0.5538% 12/25/36 (f)(l)		286,388	134,173
Class M2, 0.5738% 12/25/36 (f)(l)		190,925	81,907
Class M3, 0.6038% 12/25/36 (f)(l)		193,596	75,754
Class M4, 0.6638% 12/25/36 (f)(l)		231,647	82,466
Class M5, 0.7038% 12/25/36 (f)(l)		212,955	71,510
Class M6, 0.7838% 12/25/36 (f)(l)		190,925	60,810
Series 2007-1:
Class A2, 0.5338% 3/25/37 (f)(l)		976,666	615,300
Class B1, 0.9338% 3/25/37 (f)(l)		310,738	68,362
Class B2, 1.4138% 3/25/37 (f)(l)		225,301	41,681
Class B3, 3.6138% 3/25/37 (f)(l)		616,916	92,537
Class M1, 0.5338% 3/25/37 (f)(l)		273,413	123,036
Class M2, 0.5538% 3/25/37 (f)(l)		204,208	79,641
Class M3, 0.5838% 3/25/37 (f)(l)		181,105	63,387
Class M4, 0.6338% 3/25/37 (f)(l)		145,550	46,576
Class M5, 0.6838% 3/25/37 (f)(l)		227,206	65,890
Class M6, 0.7638% 3/25/37 (f)(l)		318,104	77,936
Series 2007-2A:
Class A1, 0.5338% 7/25/37 (f)(l)		869,083	608,358
Class A2, 0.5838% 7/25/37 (f)(l)		812,041	422,261
Class B1, 1.8638% 7/25/37 (f)(l)		250,086	37,513
Class B2, 2.5138% 7/25/37 (f)(l)		216,518	32,478
Class B3, 3.6138% 7/25/37 (f)(l)		243,430	31,646
Class M1, 0.6338% 7/25/37 (f)(l)		285,143	108,354
Class M2, 0.6738% 7/25/37 (f)(l)		155,814	46,744
Class M3, 0.7538% 7/25/37 (f)(l)		157,987	36,337
Class M4, 0.9138% 7/25/37 (f)(l)		311,919	62,384
Class M5, 1.0138% 7/25/37 (f)(l)		274,963	46,744
Class M6, 1.2638% 7/25/37 (f)(l)		348,635	54,038
Series 2007-3:
Class A2, 0.5538% 7/25/37 (f)(l)		914,846	558,239
Class B1, 1.2138% 7/25/37 (f)(l)		222,359	50,431
Class B2, 1.8638% 7/25/37 (f)(l)		556,445	121,583
Class B3, 4.2638% 7/25/37 (f)(l)		295,606	60,984
Class M1, 0.5738% 7/25/37 (f)(l)		198,696	89,135
Class M2, 0.6038% 7/25/37 (f)(l)		212,966	78,776
Class M3, 0.6338% 7/25/37 (f)(l)		335,582	108,259
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M4, 0.7638% 7/25/37 (f)(l)		$ 526,914	$ 158,232
Class M5, 0.8638% 7/25/37 (f)(l)		273,310	77,292
Class M6, 1.0638% 7/25/37 (f)(l)		208,406	49,955
Series 2007-4A:
Class B1, 2.8138% 9/25/37 (f)(l)		331,217	33,122
Class B2, 3.7138% 9/25/37 (f)(l)		1,205,075	108,457
Class M1, 1.2138% 9/25/37 (f)(l)		318,490	85,992
Class M2, 1.3138% 9/25/37 (f)(l)		318,490	73,253
Class M4, 1.8638% 9/25/37 (f)(l)		814,589	146,626
Class M5, 2.0138% 9/25/37 (f)(l)		814,589	122,188
Class M6, 2.2138% 9/25/37 (f)(l)		816,170	97,940
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(n)		4,703,389	157,564
Series 2007-5A Class IO, 3.047% 10/25/37 (f)(l)(n)		10,714,505	1,157,167
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6234% 3/11/39 (l)		450,000	399,179
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class D, 0.5359% 3/15/19 (f)(l)		200,000	169,173
Class E, 0.5959% 3/15/19 (f)(l)		365,000	299,101
Class F, 0.6159% 3/15/19 (f)(l)		160,000	125,770
Class G, 0.7159% 3/15/19 (f)(l)		1,020,386	745,872
Class H, 0.9259% 3/15/19 (f)(l)		541,917	304,341
Class J, 1.1259% 3/15/19 (f)(l)		407,118	219,641
Series 2007-BBA8:
Class D, 0.5259% 3/15/22 (f)(l)		655,330	380,091
Class E, 0.5759% 3/15/22 (f)(l)		3,607,157	1,983,936
Class F, 0.6259% 3/15/22 (f)(l)		2,235,922	1,140,320
Class G, 0.6759% 3/15/22 (f)(l)		537,549	258,024
Class H, 0.8259% 3/15/22 (f)(l)		655,330	262,132
Class J, 0.9759% 3/15/22 (f)(l)		655,330	209,706
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39		670,528	682,081
Series 2004-PWR3 Class A3, 4.487% 2/11/41		1,902,925	1,933,895
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	566,892
Series 2006-T24 Class A1, 4.905% 10/12/41 (l)		1,532,220	1,559,889
Series 2007-PW16 Class A4, 5.7172% 6/11/40 (l)		1,112,000	1,171,472
Series 2007-PW17 Class A1, 5.282% 6/11/50		892,295	910,745
Series 2007-T26 Class A1, 5.145% 1/12/45 (l)		498,561	510,803
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 1999-C1:
Class G, 5.64% 2/14/31 (f)		$ 70,000	$ 64,139
Class I, 5.64% 2/14/31 (f)		205,000	63,720
Series 2003-PWR2 Class X2, 0.4686% 5/11/39 (f)(l)(n)		14,745,455	77,585
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	7,116,337
Series 2006-PW14 Class X2, 0.6529% 12/11/38 (f)(l)(n)		25,773,245	462,351
Series 2006-T22:
Class A4, 5.4623% 4/12/38 (l)		237,000	262,020
Class B, 5.4623% 4/12/38 (f)(l)		200,000	168,511
Series 2007-BBA8:
Class K, 1.4759% 3/15/22 (f)(l)		120,000	32,400
Class L, 2.1759% 3/15/22 (f)(l)		253,568	55,785
Series 2007-PW15 Class A1, 5.016% 2/11/44		417,961	427,490
Series 2007-PW16:
Class B, 5.7172% 6/11/40 (f)(l)		304,000	109,502
Class C, 5.7172% 6/11/40 (f)(l)		255,000	79,093
Class D, 5.7172% 6/11/40 (f)(l)		255,000	67,292
Series 2007-PW18 Class X2, 0.3206% 6/11/50 (f)(l)(n)		177,669,388	2,278,059
Series 2007-T28:
Class A1, 5.422% 9/11/42		279,634	289,179
Class X2, 0.1751% 9/11/42 (f)(l)(n)		88,855,592	692,967
C-BASS Trust floater Series 2006-SC1 Class A, 0.5338% 5/25/36 (f)(l)		925,172	546,311
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)		2,235,000	2,409,259
Class XCL, 2.1172% 5/15/35 (f)(l)(n)		24,788,523	692,153
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (f)		800,000	608,718
Series 1998-2 Class J, 6.39% 11/18/30 (f)		489,107	104,082
Series 1999-2:
Class E, 7.734% 1/15/32		82,554	82,335
Class F, 7.734% 1/15/32		413,000	411,573
Series 2001-245 Class A2, 6.275% 2/12/16 (f)(l)		1,888,017	1,919,168
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (f)		290,000	301,293
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Citigroup Commercial Mortgage Trust:
floater:
Series 2006-FL2:
Class F, 0.5819% 8/15/21 (f)(l)		$ 678,000	$ 593,853
Class G, 0.6019% 8/15/21 (f)(l)		542,222	437,980
Class H, 0.6419% 8/15/21 (f)(l)		433,548	324,472
Series 2007-FL3A:
Class MLA1, 1.0759% 4/15/22 (f)(l)		291,000	243,812
Classs MLA2, 1.3259% 4/15/22 (f)(l)		129,000	105,320
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	10,704,243
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (f)		3,198,044	2,956,826
Series 2007-C6:
Class A1, 5.622% 12/10/49 (l)		10,665,557	10,857,275
Class A4, 5.6985% 12/10/49 (l)		5,830,000	6,204,389
Series 2007-FL3A Class A2, 0.4159% 4/15/22 (f)(l)		6,878,000	5,916,260
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49		321,603	324,829
Class A2A, 5.237% 12/11/49		11,693,000	12,023,889
Class A4, 5.322% 12/11/49		10,093,000	10,282,783
Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,958,018
Class C, 5.476% 12/11/49		3,581,000	1,002,680
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)(l)	CAD	138,000	71,343
Class G, 5.01% 5/15/44 (f)(l)	CAD	30,000	13,921
Class H, 5.01% 5/15/44 (f)(l)	CAD	20,000	7,834
Class J, 5.01% 5/15/44 (f)(l)	CAD	20,000	7,135
Class K, 5.01% 5/15/44 (f)(l)	CAD	10,000	2,986
Class L, 5.01% 5/15/44 (f)(l)	CAD	36,000	9,879
Class M, 5.01% 5/15/44 (f)(l)	CAD	165,000	41,732
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8179% 5/15/46 (l)		1,902,000	2,033,310
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	798,840
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5059% 4/15/17 (f)(l)		4,261,000	3,621,850
Class C, 0.5459% 4/15/17 (f)(l)		1,531,000	1,255,420
Class D, 0.5859% 4/15/17 (f)(l)		950,056	741,044
Class E, 0.6459% 4/15/17 (f)(l)		802,445	601,834
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-F10A:
Class F, 0.6859% 4/15/17 (f)(l)		$ 171,562	$ 118,378
Class G, 0.8259% 4/15/17 (f)(l)		171,562	108,084
Class H, 0.8959% 4/15/17 (f)(l)		171,562	89,212
Class J, 1.1259% 4/15/17 (f)(l)		131,565	52,626
Series 2005-FL11:
Class B, 0.5259% 11/15/17 (f)(l)		232,354	220,736
Class C, 0.5759% 11/15/17 (f)(l)		1,913,631	1,760,540
Class D, 0.6159% 11/15/17 (f)(l)		99,518	89,566
Class E, 0.6659% 11/15/17 (f)(l)		353,792	307,799
Class F, 0.7259% 11/15/17 (f)(l)		245,114	200,994
Class G, 0.7759% 11/15/17 (f)(l)		169,901	118,931
Series 2006-FL12 Class AJ, 0.4059% 12/15/20 (f)(l)		2,710,000	2,249,300
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (l)		28,687	28,668
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,647,875
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (f)		3,216,000	3,226,318
Series 2007-C9 Class A4, 5.8157% 12/10/49 (l)		4,209,000	4,555,588
Series 2001-J1A Class F, 6.958% 2/16/34 (f)		600,000	605,247
Series 2001-J2A Class F, 7.0306% 7/16/34 (f)(l)		199,000	167,245
Series 2004-LBN2 Class X2, 0.8492% 3/10/39 (f)(l)(n)		3,747,116	13,653
Series 2006-C8:
Class B, 5.44% 12/10/46		3,294,000	1,026,809
Class XP, 0.4814% 12/10/46 (l)(n)		20,651,829	303,433
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (f)		98,665	101,030
Class G, 6.21% 7/15/31 (f)		554,000	566,045
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (f)(l)		204,930	212,347
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (f)		550,000	460,748
Series 1999-C2 Class G, 6% 11/17/32		302,000	293,628
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39		17,590,000	18,250,274
Series 2006-C5:
Class A1, 5.297% 12/15/39		76,945	77,044
Class AJ, 5.373% 12/15/39		3,852,000	2,435,370
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2:
Class A1, 5.269% 1/15/49		$ 37,660	$ 37,819
Class A2, 5.448% 1/15/49 (l)		10,150,000	10,406,568
Class A3, 5.542% 1/15/49 (l)		3,804,000	3,782,204
Series 2007-C3:
Class A1, 5.664% 6/15/39 (l)		13,235	13,221
Class A4, 5.7223% 6/15/39 (l)		1,144,000	1,135,584
Series 2006-C4 Class AAB, 5.439% 9/15/39		10,824,000	11,561,991
Series 2006-C5 Class ASP, 0.6707% 12/15/39 (l)(n)		13,910,240	206,146
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)		1,722,000	1,719,580
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6259% 4/15/22 (f)(l)		6,783,000	2,713,200
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.8759% 9/15/21 (f)(l)		270,312	195,543
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36		1,902,000	1,988,649
Series 2002-CP5 Class A1, 4.106% 12/15/35		137,212	140,474
Series 2004-C1:
Class A3, 4.321% 1/15/37		471,381	477,932
Class A4, 4.75% 1/15/37		884,000	921,198
Series 1997-C2 Class F, 7.46% 1/17/35 (l)		929,000	1,027,438
Series 1998-C1:
Class D, 7.17% 5/17/40		106,971	107,711
Class F, 6% 5/17/40 (f)		659,000	656,763
Class H, 6% 5/17/40 (f)		130,000	11,597
Series 1998-C2 Class F, 6.75% 11/11/30 (f)		470,000	478,738
Series 1999-C1 Class E, 7.8879% 9/15/41 (l)		163,845	163,452
Series 2001-CK6 Class AX, 0.8793% 8/15/36 (l)(n)		5,070,486	39,736
Series 2001-CKN5 Class AX, 1.9642% 9/15/34 (f)(l)(n)		15,264,879	189,767
Series 2001-SPGA Class C, 6.809% 8/13/18 (f)		230,000	219,747
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	118,671
Class J, 4.231% 5/15/38 (f)		300,000	179,225
Series 2003-C4 Class ASP, 0.4351% 8/15/36 (f)(l)(n)		12,258,479	196
Series 2006-C1 Class A3, 5.5486% 2/15/39 (l)		10,043,000	10,870,985
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4259% 2/15/22 (f)(l)		721,000	483,070
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse Mortgage Capital Certificates: - continued
floater Series 2007-TFL1:
Class C:
0.4459% 2/15/22 (f)(l)		$ 1,864,711	$ 1,062,885
0.5459% 2/15/22 (f)(l)		665,993	306,357
Class F, 0.5959% 2/15/22 (f)(l)		1,331,815	546,044
Class L, 2.1759% 2/15/22 (f)(l)		100,000	2,000
sequential payer Series 2007-C1:
Class A1, 5.227% 2/15/40		109,867	111,289
Class A2, 5.268% 2/15/40		18,300,000	18,898,112
Series 2007-C1:
Class ASP, 0.4159% 2/15/40 (l)(n)		35,608,965	408,656
Class B, 5.487% 2/15/40 (f)(l)		2,907,000	348,840
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.5359% 5/15/23 (f)(l)		450,000	427,452
Class D, 0.7459% 5/15/23 (f)(l)		170,000	157,223
Class F, 0.8759% 5/15/23 (f)(l)		140,000	127,340
Series 2006-HC1A Class C, 0.6759% 5/15/23 (f)(l)		355,000	331,057
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (f)		500,000	220,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		400,000	331,540
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.2267% 6/10/31 (f)(l)		891,000	975,248
Series 2000-CKP1 Class B3, 8.1791% 11/10/33 (l)		230,000	229,552
First Union National Bank Commercial Mortgage Trust Series 2001-C4:
Class H, 7.036% 12/12/33 (f)		770,000	777,846
Class K, 6% 12/12/33 (f)		520,000	507,508
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33		679,000	687,075
Class G, 6.936% 3/15/33 (f)		1,252,000	1,252,228
Class H, 7.039% 3/15/33 (f)		63,000	62,908
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (f)(l)		443,000	463,727
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (f)		200,000	221,078
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (f)		625,000	584,375
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GE Capital Commercial Mortgage Corp.:
sequential payer:
Series 2000-1 Class A2, 6.496% 1/15/33		$ 242,872	$ 244,511
Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	11,419,597
Series 2001-1 Class X1, 1.0321% 5/15/33 (f)(l)(n)		18,284,871	80,808
Series 2001-3 Class C, 6.51% 6/10/38		287,000	292,260
Series 2002-1A Class H, 7.1591% 12/10/35 (f)(l)		65,000	62,940
Series 2004-C1 Class X2, 1.1164% 11/10/38 (f)(l)(n)		9,952,835	38,869
Series 2005-C1 Class B, 4.846% 6/10/48 (l)		543,000	385,731
Series 2007-C1 Class XP, 0.2009% 12/10/49 (l)(n)		37,275,811	232,400
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		468,006	115,509
Series 1997-C2:
Class F, 6.75% 4/15/29 (l)		1,068,773	1,122,726
Class G, 6.75% 4/15/29 (l)		504,000	515,472
Series 1999-C1 Class F, 6.02% 5/15/33 (f)		540,000	530,192
Series 1999-C2I Class K, 6.481% 9/15/33 (o)		385,000	21,560
Series 1999-C3:
Class G, 6.974% 8/15/36 (f)		133,630	134,180
Class J, 6.974% 8/15/36 (f)		226,000	225,990
Class K, 6.974% 8/15/36 (f)		427,000	248,604
Series 2000-C1:
Class H, 7% 3/15/33 (f)		40,835	40,819
Class K, 7% 3/15/33		90,000	72,996
Series 2002-C3 Class B, 5.101% 7/10/39		285,000	299,214
Series 2003-C3 Class X2, 0.6149% 4/10/40 (f)(l)(n)		10,107,146	19,306
Series 2005-C1 Class X2, 0.6565% 5/10/43 (l)(n)		7,558,172	74,044
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.49% 11/5/21 (f)(l)		715,000	529,721
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (f)		490,000	500,414
Series 2004-GG1 Class A4, 4.755% 6/10/36		524,933	528,245
Series 2007-GG11:
Class A1, 5.358% 12/10/49		1,848,848	1,918,544
Class A2, 5.597% 12/10/49		3,804,000	4,016,721
Series 2007-GG9 Class A4, 5.444% 3/10/39		5,530,000	5,792,039
Series 2002-C1:
Class H, 5.903% 1/11/35 (f)		97,000	92,493
Class J, 6.306% 1/11/35 (f)		760,000	703,589
Series 2003-C2:
Class J, 5.234% 1/5/36 (f)(l)		250,000	197,754
Class XP, 0.8232% 1/5/36 (f)(l)(n)		12,076,264	28,345
Series 2005-GG3 Class XP, 0.6925% 8/10/42 (f)(l)(n)		35,232,048	314,435
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2006-GG7:
Class A3, 5.8883% 7/10/38 (l)		$ 5,013,000	$ 5,443,316
Class A4, 5.8883% 7/10/38 (l)		9,540,000	10,386,007
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (f)(n)		45,214,389	470,614
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5353% 6/6/20 (f)(l)		96,000	87,408
Class D, 0.5753% 6/6/20 (f)(l)		453,000	391,603
Class E, 0.6653% 6/6/20 (f)(l)		526,000	441,928
Class F, 0.7353% 6/6/20 (f)(l)		835,001	669,793
Class J, 2.0453% 6/6/20 (f)(l)		250,000	127,349
Series 2007-EOP:
Class C, 0.6153% 3/6/20 (f)(l)		1,994,000	1,774,660
Class D, 0.6653% 3/6/20 (f)(l)		4,004,000	3,523,520
Class F, 0.7753% 3/6/20 (f)(l)		164,000	141,860
Class G, 0.8153% 3/6/20 (f)(l)		81,000	68,040
Class H, 0.9453% 3/6/20 (f)(l)		60,000	50,700
Class J, 1.1453% 3/6/20 (f)(l)		86,000	71,380
Class L, 1.5953% 3/1/20 (f)(l)		400,000	328,000
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38		590,000	613,109
Series 1997-GL Class G, 7.7695% 7/13/30 (l)		828,627	918,118
Series 1998-GLII Class G, 7.742% 4/13/31 (f)(l)		600,000	548,366
Series 2001-GL3A Class JGGP, 7.6436% 8/5/18 (f)(l)		350,000	245,000
Series 2005-GG4 Class XP, 0.7044% 7/10/39 (f)(l)(n)		35,965,436	428,057
Series 2006-GG6 Class A2, 5.506% 4/10/38		10,001,421	10,153,282
Series 2006-RR2:
Class M, 5.68% 6/1/46 (f)(l)		100,000	0
Class N, 5.68% 6/1/46 (f)(l)		100,000	0
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		2,852,000	2,925,656
Series 2007-GG10:
Class A1, 5.69% 8/10/45		583,171	601,505
Class A2, 5.778% 8/10/45		13,561,000	14,095,596
Class A4, 5.8077% 8/10/45 (l)		13,620,000	14,076,785
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C1 Class E, 6.135% 7/12/37 (f)		201,000	190,073
Series 2003-C1:
Class CM1, 5.5061% 1/12/37 (f)(l)		206,377	167,166
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2003-C1:
Class D, 5.192% 1/12/37		$ 230,000	$ 227,929
Series 2004-C1 Class X2, 0.9177% 1/15/38 (f)(l)(n)		2,942,268	12,487
Series 2004-CB8 Class X2, 1.0321% 1/12/39 (f)(l)(n)		2,940,154	16,299
Series 2009-IWST Class D, 7.6935% 12/5/27 (f)(l)		250,000	274,244
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2005-FL1A Class A2, 0.4559% 2/15/19 (f)(l)		379,864	358,566
Series 2006-FL1A Class E, 0.6459% 2/15/20 (f)(l)		155,269	122,711
Series 2006-FLA2:
Class A2, 0.4059% 11/15/18 (f)(l)		10,000,000	8,400,000
Class B, 0.4459% 11/15/18 (f)(l)		1,403,343	982,340
Class C, 0.4859% 11/15/18 (f)(l)		997,036	658,044
Class D, 0.5059% 11/15/18 (f)(l)		303,719	173,120
Class E, 0.5559% 11/15/18 (f)(l)		438,130	245,353
Class F, 0.6059% 11/15/18 (f)(l)		655,993	341,117
Class G, 0.6359% 11/15/18 (f)(l)		570,003	285,001
Class H, 0.7759% 11/15/18 (f)(l)		438,130	192,777
sequential payer:
Series 2006-CB14 Class A3B, 5.4835% 12/12/44 (l)		5,657,000	6,036,181
Series 2006-CB15 Class A3, 5.819% 6/12/43 (l)		2,864,000	3,045,727
Series 2006-LDP8 Class A4, 5.399% 5/15/45		1,210,000	1,298,084
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (l)		903,000	963,161
Class A3, 5.336% 5/15/47		9,409,000	9,796,998
Series 2007-CB19 Class A4, 5.7461% 2/12/49 (l)		6,670,000	6,995,309
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (l)		5,340,000	5,583,785
Series 2007-LDP10 Class A1, 5.122% 1/15/49		62,688	63,241
Series 2007-LDPX Class A3, 5.412% 1/15/49		5,234,000	5,353,212
Series 2004-CBX Class D, 5.097% 1/12/37 (l)		170,000	141,950
Series 2004-LDP4 Class D, 5.1488% 10/15/42 (l)		1,711,000	792,260
Series 2004-LN2 Class D, 5.2116% 7/15/41 (l)		420,000	363,731
Series 2005-CB13 Class E, 5.3519% 1/12/43 (f)(l)		963,000	89,115
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,527,952	10,913,494
Series 2006-CB17 Class A3, 5.45% 12/12/43		543,000	571,298
Series 2007-CB19:
Class B, 5.7461% 2/12/49 (l)		165,000	51,177
Class C, 5.7461% 2/12/49 (l)		424,000	131,510
Class D, 5.7461% 2/12/49 (l)		447,000	132,346
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LB Commercial Conduit Mortgage Trust:
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (l)		$ 364,000	$ 109,245
Class CS, 5.466% 1/15/49 (l)		157,000	40,397
Class ES, 5.541% 1/15/49 (f)(l)		983,000	69,293
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,295,956	1,375,357
Series 2000-C9 Class G, 6.25% 10/15/32 (f)		783,000	790,261
sequential payer Series 2007-C3 Class A4, 5.9499% 7/15/44 (l)		21,615,000	22,359,444
Series 1998-C1 Class D, 6.98% 2/18/30		709,466	713,953
Series 1998-C4 Class G, 5.6% 10/15/35 (f)		583,000	594,718
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27		339,221	345,293
Series 2001-C3 Class A1, 6.058% 6/15/20		8,836	8,852
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	141,356
Series 2005-C7:
Class AJ, 5.323% 11/15/40		500,000	450,521
Class AM, 5.263% 11/15/40 (l)		67,000	67,504
Series 2006-C1 Class A2, 5.084% 2/15/31		828,357	835,803
Series 2006-C3 Class A1, 5.478% 3/15/32		41,567	41,759
Series 2006-C6:
Class A1, 5.23% 9/15/39		194,132	194,284
Class A2, 5.262% 9/15/39 (l)		11,694,000	11,995,674
Series 2006-C7:
Class A1, 5.279% 11/15/38		496,918	505,978
Class A2, 5.3% 11/15/38		2,092,000	2,157,371
Class A3, 5.347% 11/15/38		1,417,000	1,502,438
Class AM, 5.378% 11/15/38		160,000	143,688
Series 2007-C1:
Class A1, 5.391% 2/15/40 (l)		216,855	220,911
Class A3, 5.398% 2/15/40		10,000,000	10,601,803
Class A4, 5.424% 2/15/40		5,434,000	5,703,289
Series 2007-C2 Class A3, 5.43% 2/15/40		3,967,000	4,085,930
Series 2007-C6 Class A2, 5.845% 7/15/40		9,949,374	10,380,980
Series 2000-C5 Class E, 7.29% 12/15/32		134,000	134,730
Series 2001-C3 Class B, 6.512% 6/15/36		3,676,000	3,800,169
Series 2001-C7 Class D, 6.514% 11/15/33		2,092,000	2,113,340
Series 2002-C1 Class J, 6.95% 3/15/34 (f)(l)		86,000	83,623
Series 2003-C7 Class L, 5.224% 7/15/37 (f)(l)		284,000	179,475
Series 2004-C2:
Class G, 4.595% 3/15/36 (f)(l)		225,000	179,886
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2004-C2:
Class K, 5.2578% 3/15/36 (f)(l)		$ 500,000	$ 219,394
Class XCP, 1.0459% 3/15/36 (f)(l)(n)		22,208,335	124,949
Series 2004-C4 Class A2, 4.567% 6/15/29 (l)		228,524	230,909
Series 2005-C2 Class AJ, 5.205% 4/15/30 (l)		740,000	677,857
Series 2005-C3 Class XCP, 0.7548% 7/15/40 (l)(n)		5,887,328	68,922
Series 2005-C5 Class A2, 4.885% 9/15/30		475,370	488,258
Series 2005-C7 Class C, 5.35% 11/15/40 (l)		686,000	472,616
Series 2006-C4:
Class AJ, 5.9022% 6/15/38 (l)		480,000	387,554
Class AM, 5.9022% 6/15/38 (l)		500,000	463,466
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (l)(n)		10,810,515	175,514
Series 2007-C1:
Class C, 5.533% 2/15/40 (l)		4,185,000	927,292
Class D, 5.563% 2/15/40 (l)		760,000	135,526
Class E, 5.582% 2/15/40 (l)		381,000	58,273
Class XCP, 0.3203% 2/15/40 (l)(n)		4,345,108	50,616
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)		2,376,000	2,450,526
Series 2007-C7:
Class A3, 5.866% 9/15/45		6,219,000	6,516,073
Class XCP, 0.2905% 9/15/45 (l)(n)		149,280,090	1,635,005
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (f)		544,000	555,053
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2004-LLFA Class J, 1.4759% 10/15/17 (f)(l)		160,000	141,457
Series 2006-LLFA:
Class D, 0.5059% 9/15/21 (f)(l)		608,683	467,127
Class E, 0.5659% 9/15/21 (f)(l)		2,196,145	1,664,618
Class F, 0.6159% 9/15/21 (f)(l)		1,143,094	852,703
Class G, 0.6359% 9/15/21 (f)(l)		2,258,211	1,563,720
Class H, 0.6759% 9/15/21 (f)(l)		582,579	253,957
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,574,741
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (f)		180,000	158,922
Class I11, 7.72% 2/26/28 (f)		100,000	82,980
Class I12, 7.72% 2/26/28 (f)		100,000	79,620
Class I9, 7.72% 2/26/28 (f)		153,200	143,702
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (l)		620,000	643,638
Series 1998-C3 Class E, 6.8483% 12/15/30 (l)		173,000	187,379
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42		$ 224,288	$ 225,393
Series 2007-C1 Class A1, 4.533% 6/12/50		459,925	464,433
Series 2004-KEY2 Class K, 5.091% 8/12/39 (f)(l)		100,000	4,000
Series 2004-MKB1 Class F, 5.509% 2/12/42 (f)(l)		180,000	172,149
Series 2005-CKI1 Class A3, 5.2324% 11/12/37 (l)		3,122,000	3,226,361
Series 2005-LC1 Class F, 5.3777% 1/12/44 (f)(l)		1,655,000	613,493
Series 2006-C1:
Class A2, 5.6099% 5/12/39 (l)		2,680,000	2,827,567
Class AJ, 5.6549% 5/12/39 (l)		160,000	132,010
Class AM, 5.6549% 5/12/39 (l)		100,000	91,480
Series 2006-KEY2 Class L, 5.091% 8/12/39 (f)		300,000	10,950
Series 2007-C1 Class A4, 5.826% 6/12/50 (l)		7,199,517	7,717,748
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,303,103
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4625% 12/12/49 (l)		887,000	861,816
sequential payer:
Series 2006-1 CLass A3, 5.4664% 2/12/39 (l)		2,024,000	2,126,233
Series 2006-4:
Class A2, 5.112% 12/12/49 (l)		1,075,000	1,105,640
Class ASB, 5.133% 12/12/49 (l)		1,636,000	1,754,779
Series 2007-5:
Class A1, 4.275% 8/12/48		47,514	47,787
Class A3, 5.364% 8/12/48		11,417,000	11,695,063
Class A4, 5.378% 8/12/48		76,000	74,277
Class B, 5.479% 2/12/17		5,706,000	1,005,087
Series 2007-6:
Class A1, 5.175% 3/12/51		100,852	102,370
Class A4, 5.485% 3/12/51 (l)		14,650,000	14,599,600
Series 2007-7 Class A4, 5.7485% 6/12/50 (l)		6,656,000	6,689,878
Series 2007-8 Class A1, 4.622% 8/12/49		393,501	401,942
Series 2006-4 Class XP, 0.6254% 12/12/49 (l)(n)		38,955,674	708,074
Series 2007-6 Class B, 5.635% 3/12/51 (l)		1,902,000	567,896
Series 2007-7 Class B, 5.75% 6/12/50		166,000	27,656
Series 2007-8 Class A3, 5.9564% 8/12/49 (l)		1,640,000	1,763,165
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.472% 7/15/19 (f)(l)		822,747	102,843
Class F, 0.592% 7/15/19 (f)(l)		1,830,000	1,665,300
Class G, 0.632% 7/15/19 (f)(l)		1,041,000	749,520
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2006-XLF:
Class H, 0.652% 7/15/19 (f)(l)		$ 550,000	$ 330,000
Class J, 0.702% 7/15/19 (f)(l)		354,000	141,600
Series 2007-XCLA Class A1, 0.472% 7/17/17 (f)(l)		2,532,688	1,392,979
Series 2007-XLCA Class B, 0.772% 7/17/17 (f)(l)		2,408,057	168,564
Series 2007-XLFA:
Class C, 0.432% 10/15/20 (f)(l)		1,092,000	464,100
Class D, 0.462% 10/15/20 (f)(l)		667,354	150,155
Class E, 0.522% 10/15/20 (f)(l)		834,661	104,333
Class F, 0.572% 10/15/20 (f)(l)		500,899	50,090
Class G, 0.612% 10/15/20 (f)(l)		619,188	46,439
Class H, 0.702% 10/15/20 (f)(l)		389,758	9,744
Class J, 0.852% 10/15/20 (f)(l)		444,903	11,123
Class MHRO, 0.962% 10/15/20 (f)(l)		605,197	121,039
Class MJPM, 1.272% 10/15/20 (f)(l)		183,182	137,386
Class MSTR, 0.972% 10/15/20 (f)(l)		343,918	68,784
Class NHRO, 1.162% 10/15/20 (f)(l)		918,469	128,586
Class NSTR, 1.122% 10/15/20 (f)(l)		315,384	44,154
sequential payer:
Series 2003-IQ5 Class X2, 0.8727% 4/15/38 (f)(l)(n)		5,855,645	48,440
Series 2004-RR2 Class A2, 5.45% 10/28/33 (f)		439,415	441,613
Series 2005-IQ9 Class A3, 4.54% 7/15/56		2,826,000	2,927,893
Series 2006-HQ10:
Class A1, 5.131% 11/12/41		297,009	300,305
Class AM, 5.36% 11/12/41		620,000	574,096
Series 2006-T23 Class A1, 5.682% 8/12/41		557,007	564,857
Series 2007-HQ11:
Class A1, 5.246% 2/12/44		364,158	370,977
Class A31, 5.439% 2/12/44 (l)		964,000	1,015,143
Series 2007-IQ13:
Class A1, 5.05% 3/15/44		371,125	376,536
Class A4, 5.364% 3/15/44		10,000,000	10,249,122
Series 2007-IQ14 Class A1, 5.38% 4/15/49		946,776	973,580
Series 2007-T25:
Class A1, 5.391% 11/12/49		263,354	270,564
Class A2, 5.507% 11/12/49		3,425,000	3,739,018
Series 1997-RR Class F, 7.4307% 4/30/39 (f)(l)		258,141	237,490
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)		223,000	122,650
Series 2003-IQ6 Class X2, 0.5807% 12/15/41 (f)(l)(n)		12,306,129	89,429
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
Series 2004-IQ7 Class E, 5.4008% 6/15/38 (f)(l)		$ 120,000	$ 60,000
Series 2004-RR2 Class C, 5.8799% 10/28/33 (f)(l)		280,000	216,300
Series 2005-HQ7:
Class E, 5.2057% 11/14/42 (l)		75,000	41,250
Class F, 5.2057% 11/14/42 (l)		305,000	152,500
Series 2005-IQ9 Class X2, 1.0854% 7/15/56 (f)(l)(n)		21,165,292	301,326
Series 2006-HQ10 Class X2, 0.4996% 11/12/41 (f)(l)(n)		10,225,268	111,358
Series 2006-HQ8 Class A3, 5.4379% 3/12/44 (l)		2,950,000	3,025,383
Series 2006-HQ9 Class B, 5.832% 7/12/44 (l)		2,823,000	2,089,020
Series 2006-IQ11:
Class A3, 5.7325% 10/15/42 (l)		3,157,000	3,368,217
Class A4, 5.7685% 10/15/42 (l)		570,000	633,936
Series 2006-IQ12:
Class AMFX, 5.37% 12/15/43		719,000	596,770
Class B, 5.468% 12/15/43		1,902,000	475,500
Series 2006-T23 Class A3, 5.8072% 8/12/41 (l)		972,000	1,047,864
Series 2007-HQ11 Class B, 5.538% 2/20/44 (l)		3,448,000	1,241,280
Series 2007-HQ12 Class A2, 5.6333% 4/12/49 (l)		12,865,871	13,152,826
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)		2,852,000	2,895,149
Class B, 5.7249% 4/15/49 (l)		469,000	112,560
Series 2007-XLC1:
Class C, 0.872% 7/17/17 (f)(l)		3,245,642	81,141
Class D, 0.972% 7/17/17 (f)(l)		1,526,121	38,153
Class E, 1.072% 7/17/17 (f)(l)		1,239,655	30,991
Morgan Stanley Dean Witter Capital I Trust:
sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31		18,894	19,306
Series 2000-PRIN Class C, 7.9522% 2/23/34 (l)		466,000	521,852
Series 2001-IQA Class F, 6.79% 12/18/32 (f)		194,900	197,494
Series 2001-TOP3 Class E, 7.2382% 7/15/33 (f)(l)		150,000	148,878
Series 2003-TOP9 Class E, 5.7399% 11/13/36 (f)(l)		78,000	70,414
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (f)		386,997	361,480
NationsLink Funding Corp. Series 1998-2:
Class F, 7.105% 8/20/30 (f)		593,935	641,673
Class G, 5% 8/20/30 (f)		361,875	376,796
Class J, 5% 8/20/30 (f)		195,000	173,843
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (f)		1,050,000	1,063,659
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)		$ 687,257	$ 687,257
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (f)		198,840	200,968
RBSCF Trust Series 2010-MB1 Class D, 4.8204% 4/15/24 (f)(l)		480,000	459,150
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38	CAD	107,000	66,372
Class G, 4.456% 9/12/38	CAD	54,000	31,817
Class H, 4.456% 9/12/38	CAD	36,000	20,160
Class J, 4.456% 9/12/38	CAD	36,000	19,099
Class K, 4.456% 9/12/38	CAD	18,000	8,510
Class L, 4.456% 9/12/38	CAD	26,000	11,633
Class M, 4.456% 9/12/38	CAD	128,859	28,520
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	78,768
Class G, 4.57% 4/12/23	CAD	42,000	24,945
Class H, 4.57% 4/12/23	CAD	42,000	23,713
Class J, 4.57% 4/12/23	CAD	42,000	22,555
Class K, 4.57% 4/12/23	CAD	21,000	10,733
Class L, 4.57% 4/12/23	CAD	63,000	30,665
Class M, 4.57% 4/12/23	CAD	185,000	38,844
Salomon Brothers Mortgage Securities VII, Inc.:
sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33		581,065	580,883
Series 2001-C1 Class E, 6.31% 12/18/35		135,000	133,898
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (f)(l)		192,000	167,040
Class F6, 6.5% 2/18/34 (f)(l)		43,000	35,690
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		214,601	223,538
Class F, 7.3% 10/12/34 (f)		473,000	479,662
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 6.071% 8/15/39 (l)		170,000	168,163
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (f)		1,616,000	1,647,248
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.8509% 7/15/24 (f)(l)		110,000	27,536
Class G, 0.8509% 7/15/24 (f)(l)		200,000	48,030
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/20 (f)		180,000	186,348
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4759% 1/15/18 (f)(l)		$ 1,276,330	$ 1,269,067
Series 2006-WL7A:
Class E, 0.5519% 9/15/21 (f)(l)		1,770,598	1,050,626
Class F, 0.6119% 8/11/18 (f)(l)		1,877,987	784,301
Class G, 0.6319% 8/11/18 (f)(l)		1,779,101	722,349
Class J, 0.8719% 8/11/18 (f)(l)		395,545	101,284
Series 2007-ESH Class A1, 0.7259% 6/15/19 (f)(l)		170,937	169,667
Series 2007-WHL8:
Class AP1, 0.9759% 6/15/20 (f)(l)		140,220	77,121
Class AP2, 1.0759% 6/15/20 (f)(l)		235,007	117,503
Class F, 0.7559% 6/15/20 (f)(l)		4,565,501	1,141,375
Class LXR1, 0.9759% 6/15/20 (f)(l)		233,916	140,349
Class LXR2, 1.0759% 6/15/20 (f)(l)		3,111,858	1,555,929
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35		111,210	111,135
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)		3,267,410	3,294,830
Series 2003-C8 Class A3, 4.445% 11/15/35		8,283,000	8,471,632
Series 2006-C27 Class A2, 5.624% 7/15/45		1,700,000	1,742,701
Series 2006-C29:
Class A1, 5.11% 11/15/48		634,788	643,188
Class A3, 5.313% 11/15/48		5,051,000	5,377,605
Series 2007-C30:
Class A1, 5.031% 12/15/43		129,435	130,720
Class A3, 5.246% 12/15/43		1,633,000	1,647,869
Class A4, 5.305% 12/15/43		8,604,000	8,585,876
Class A5, 5.342% 12/15/43		2,036,000	1,983,665
Series 2007-C31:
Class A1, 5.14% 4/15/47		172,035	173,916
Class A4, 5.509% 4/15/47		4,299,000	4,252,449
Series 2007-C32:
Class A2, 5.735% 6/15/49 (l)		15,568,000	16,198,520
Class A3, 5.74% 6/15/49 (l)		3,229,000	3,216,239
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(l)		903,000	851,653
Series 2003-C8 Class XP, 0.1813% 11/15/35 (f)(l)(n)		3,807,072	3,966
Series 2003-C9 Class XP, 0.4499% 12/15/35 (f)(l)(n)		5,330,128	7,115
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	315,404
Series 2004-C11:
Class D, 5.4914% 1/15/41 (l)		360,000	311,036
Class E, 5.5414% 1/15/41 (l)		327,000	265,453
Series 2004-C12 Class D, 5.3053% 7/15/41 (l)		280,000	250,824
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C14:
Class B, 5.17% 8/15/41		$ 258,500	$ 252,320
Class C, 5.21% 8/15/41		170,000	159,571
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (f)(l)		1,464,000	1,361,520
Class 180B, 5.3979% 10/15/41 (f)(l)		666,000	599,400
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,554,890
Series 2005-C22:
Class B, 5.3598% 12/15/44 (l)		4,218,000	2,897,343
Class F, 5.3598% 12/15/44 (f)(l)		3,171,000	1,267,188
Series 2006-C23 Class A5, 5.416% 1/15/45 (l)		7,870,000	8,555,214
Series 2006-C29 Class E, 5.516% 11/15/48 (l)		1,902,000	589,123
Series 2007-C30:
Class B, 5.463% 12/15/43 (l)		10,505,000	2,312,185
Class C, 5.483% 12/15/43 (l)		5,706,000	947,355
Class D, 5.513% 12/15/43 (l)		3,044,000	261,099
Class XP, 0.4367% 12/15/43 (f)(l)(n)		21,906,282	299,132
Series 2007-C31 Class C, 5.6935% 4/15/47 (l)		522,000	110,654
Series 2007-C32:
Class D, 5.74% 6/15/49 (l)		1,431,000	285,314
Class E, 5.74% 6/15/49 (l)		2,252,000	385,210
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.902% 2/15/51 (l)		1,259,000	1,275,178
Series 2007-C33 Class B, 5.902% 2/15/51 (l)		3,198,000	1,043,464
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $708,540,160)			824,798,436
Municipal Securities - 0.2%

California Gen. Oblig.:
6.2% 3/1/19		5,000,000	5,427,750
7.5% 4/1/34		5,600,000	6,286,784
7.55% 4/1/39		8,400,000	9,541,728
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15		6,825,000	6,960,954
TOTAL MUNICIPAL SECURITIES (Cost $26,034,211)			28,217,216
Foreign Government and Government Agency Obligations - 1.7%
		Principal Amount (c)	Value
Arab Republic of Egypt:
5.75% 4/29/20 (f)		$ 1,450,000	$ 1,587,750
6.875% 4/30/40 (f)		1,485,000	1,663,200
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,773,540	2,886,758
par 2.5% 12/31/38 (e)		3,210,000	1,219,800
0.6586% 8/3/12 (l)		2,938,750	2,666,859
7% 3/28/11		27,875,000	28,021,344
7% 9/12/13		20,265,000	19,193,770
7% 10/3/15		1,450,000	1,218,322
Bahamian Republic 6.95% 11/20/29 (f)		805,000	837,200
Barbados Government 7.25% 12/15/21 (f)		647,000	682,585
Bermuda Government 5.603% 7/20/20 (f)		470,000	502,900
Brazilian Federative Republic:
4.875% 1/22/21		4,020,000	4,311,450
5.625% 1/7/41		795,000	858,600
6% 9/15/13		233,343	244,426
8.75% 2/4/25		545,000	776,625
11% 8/17/40		1,445,000	1,979,650
12.25% 3/6/30		470,000	883,600
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		1,040,000	1,211,600
Cayman Island Government 5.95% 11/24/19 (f)		500,000	532,500
Chilean Republic:
3.875% 8/5/20		830,000	861,125
7.125% 1/11/12		3,045,000	3,276,725
Colombian Republic:
7.375% 9/18/37		2,130,000	2,758,350
10.375% 1/28/33		965,000	1,534,350
11.75% 2/25/20		950,000	1,477,250
Congo Republic 3% 6/30/29 (e)		3,980,500	2,169,373
Croatia Republic:
6.625% 7/14/20 (f)		855,000	939,431
6.75% 11/5/19 (f)		1,455,000	1,601,882
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (f)		1,055,000	1,130,169
8.25% 10/24/12 (f)		1,070,000	1,151,588
Dominican Republic:
1.5704% 8/30/24 (l)		1,350,000	1,215,000
7.5% 5/6/21 (f)		1,140,000	1,256,850
9.04% 1/23/18 (f)		967,284	1,124,468
Ecuador Republic 5% 2/28/25		218,000	152,600
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
El Salvador Republic:
7.375% 12/1/19 (f)		$ 745,000	$ 826,950
7.65% 6/15/35 (Reg. S)		1,265,000	1,375,688
7.75% 1/24/23 (Reg. S)		870,000	974,400
8.25% 4/10/32 (Reg. S)		375,000	427,500
Gabonese Republic 8.2% 12/12/17 (f)		1,410,000	1,617,975
Georgia Republic 7.5% 4/15/13		2,470,000	2,432,950
Ghana Republic 8.5% 10/4/17 (f)		1,625,000	1,844,375
Hungarian Republic:
4.75% 2/3/15		430,000	425,700
6.25% 1/29/20		2,250,000	2,289,375
Indonesian Republic:
5.875% 3/13/20 (f)		1,560,000	1,758,900
6.625% 2/17/37 (f)		1,225,000	1,488,375
6.875% 3/9/17 (f)		850,000	1,005,125
6.875% 1/17/18 (f)		1,395,000	1,656,563
7.5% 1/15/16 (f)		485,000	583,213
7.75% 1/17/38 (f)		1,390,000	1,890,400
8.5% 10/12/35 (Reg. S)		1,360,000	1,985,600
11.625% 3/4/19 (f)		1,070,000	1,631,750
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		3,860,000	3,541,550
Lebanese Republic 4% 12/31/17		2,257,500	2,189,775
Lithuanian Republic:
6.75% 1/15/15 (f)		1,585,000	1,719,725
7.375% 2/11/20 (f)		1,685,000	1,906,156
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (f)		560,000	672,000
Peruvian Republic:
3% 3/7/27 (e)		435,000	378,450
7.35% 7/21/25		950,000	1,220,750
Philippine Republic:
6.5% 1/20/20		805,000	951,913
9.5% 2/2/30		565,000	868,688
10.625% 3/16/25		520,000	834,600
Polish Government 3.875% 7/16/15		1,515,000	1,562,874
Provincia de Cordoba 12.375% 8/17/17 (f)		1,060,000	1,046,750
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,725,000	3,203,500
Republic of Serbia 6.75% 11/1/24 (f)		5,558,334	5,419,375
Russian Federation:
3.625% 4/29/15 (f)		800,000	792,000
5% 4/29/20 (f)		1,900,000	1,938,000
7.5% 3/31/30 (Reg. S)		10,025,240	11,904,973
12.75% 6/24/28 (Reg. S)		1,800,000	3,249,000
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Turkish Republic:
5.625% 3/30/21		$ 815,000	$ 854,772
6.75% 4/3/18		1,395,000	1,586,813
6.75% 5/30/40		805,000	885,500
6.875% 3/17/36		2,920,000	3,259,596
7% 9/26/16		1,360,000	1,564,000
7.25% 3/15/15		730,000	839,500
7.25% 3/5/38		1,400,000	1,632,820
7.375% 2/5/25		3,690,000	4,386,672
7.5% 7/14/17		1,285,000	1,519,513
11.875% 1/15/30		660,000	1,123,650
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		4,480,000	4,502,400
Ukraine Government:
6.385% 6/26/12 (f)		785,000	794,813
6.75% 11/14/17 (f)		2,295,000	2,272,050
United Mexican States:
5.125% 1/15/20		468,000	507,780
5.625% 1/15/17		860,000	963,200
6.05% 1/11/40		738,000	839,475
7.5% 4/8/33		425,000	568,438
8.3% 8/15/31		420,000	604,800
Uruguay Republic:
6.875% 9/28/25		585,000	710,775
8% 11/18/22		2,566,902	3,349,807
Venezuelan Republic:
1.5125% 4/20/11 (Reg. S) (l)		9,330,000	8,886,825
6% 12/9/20		860,000	477,300
7% 3/31/38		815,000	440,100
8.5% 10/8/14		960,000	792,000
9% 5/7/23 (Reg. S)		3,675,000	2,340,975
9.25% 9/15/27		2,480,000	1,767,000
9.375% 1/13/34		985,000	635,325
10.75% 9/19/13		3,075,000	2,905,875
13.625% 8/15/18		3,698,000	3,392,915
Vietnamese Socialist Republic:
1.2103% 3/12/16 (l)		902,609	837,170
4% 3/12/28 (e)		3,040,000	2,576,400
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Vietnamese Socialist Republic: - continued
6.75% 1/29/20 (f)		$ 1,405,000	$ 1,520,913
6.875% 1/15/16 (f)		780,000	850,200
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $195,034,277)			219,732,390
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13	242,000	260,033
Eurasian Development Bank 7.375% 9/29/14 (f)	1,100,000	1,168,750
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,334,862)		1,428,783
Common Stocks - 0.0%
	Shares
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(f) (Cost $15)	1,517	15
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	28,100	1,320,138
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
GMAC, Inc. 7.00% (f)	2,055	1,685,100
TOTAL PREFERRED STOCKS (Cost $3,047,336)		3,005,238
Floating Rate Loans - 0.4%
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.2333% 12/27/14 (l)	$ 3,404,031	$ 2,978,527
Tranche C, term loan 2.2114% 12/27/15 (l)	2,138,162	1,849,510
		4,828,037
Automobiles - 0.0%
Ford Motor Co. term loan 3.03% 12/15/13 (l)	3,294,779	3,179,461
Hotels, Restaurants & Leisure - 0.0%
Las Vegas Sands LLC:
Tranche B, term loan 3.01% 11/23/16 (l)	2,453,694	2,229,794
Tranche I, term loan 3.01% 11/23/16 (l)	504,132	458,130
		2,687,924
Media - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.26% 3/6/14 (l)	4,013,220	3,807,743
Newsday LLC term loan 10.5% 8/1/13	3,505,000	3,724,063
Univision Communications, Inc. Tranche 1LN, term loan 2.5103% 9/29/14 (l)	3,796,486	3,264,978
		10,796,784
TOTAL CONSUMER DISCRETIONARY		21,492,206
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Clear Channel Capital I LLC Tranche B, term loan 3.9103% 1/29/16 (h)(l)	3,165,000	2,520,131
INDUSTRIALS - 0.1%
Air Freight & Logistics - 0.0%
AWAS Aviation Acquisitions Ltd. term loan 7.75% 6/10/16 (l)	3,865,000	3,898,819
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5294% 4/30/14 (l)	4,171,816	3,848,500
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (l)	830,471	755,729
US Airways Group, Inc. term loan 2.7616% 3/23/14 (l)	1,055,000	888,838
		5,493,067
Floating Rate Loans - continued
	Principal Amount (c)	Value
INDUSTRIALS - continued
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 6.1119% 5/4/15 pay-in-kind (l)	$ 2,335,000	$ 2,229,925
TOTAL INDUSTRIALS		11,621,811
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Avaya, Inc. term loan 3.0575% 10/24/14 (l)	2,079,238	1,819,334
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (l)	1,828,716	1,815,001
Tranche 2LN, term loan 10% 9/2/16 (l)	2,065,000	2,023,700
		3,838,701
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Asurion Corp. Tranche 2LN, term loan 6.79% 7/3/15 (l)	3,685,000	3,537,600
Intelsat Jackson Holdings Ltd. term loan 3.5333% 2/1/14 (l)	2,425,000	2,267,375
		5,804,975
UTILITIES - 0.0%
Multi-Utilities - 0.0%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.4334% 3/30/12 (l)	789,624	730,402
term loan 3.5334% 3/30/14 (l)	5,198,889	4,808,972
		5,539,374
TOTAL FLOATING RATE LOANS (Cost $48,223,477)		52,636,532
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation - Citibank 1.4375% 12/14/19 (l) (Cost $1,325,895)	1,781,006	1,638,525
Bank Notes - 0.0%
	Principal Amount (c)	Value
National City Bank, Cleveland 0.6384% 3/1/13 (l) (Cost $847,164)	$ 978,000	$ 948,961
Fixed-Income Funds - 16.0%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (m)	1,615,765	176,393,059
Fidelity Floating Rate Central Fund (m)	4,116,916	392,753,749
Fidelity Mortgage Backed Securities Central Fund (m)	14,017,666	1,486,994,027
TOTAL FIXED-INCOME FUNDS (Cost $1,905,752,730)		2,056,140,835
Preferred Securities - 0.1%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Net Servicos de Comunicacao SA 9.25% (f)	$ 3,658,000	3,716,548
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Pemex Project Funding Master Trust 7.75%	4,610,000	4,683,664
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (l)	1,052,000	879,213
MUFG Capital Finance 1 Ltd. 6.346% (l)	3,261,000	3,272,092
		4,151,305
TOTAL PREFERRED SECURITIES (Cost $10,701,096)		12,551,517
Cash Equivalents - 6.8%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
0.24%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) #	$ 2,581,017	$ 2,581,000
0.25%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) #	876,918,051	876,912,000
TOTAL CASH EQUIVALENTS (Cost $879,493,000)		879,493,000
TOTAL INVESTMENT PORTFOLIO - 107.1% (Cost $12,919,838,959)		13,808,569,484
NET OTHER ASSETS (LIABILITIES) - (7.1)%		(921,220,907)
NET ASSETS - 100%		$ 12,887,348,577
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $480,000) (k)	Sept. 2037	$ 3,051,763	(2,861,562)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,058,000) (k)	Sept. 2037	3,509,527	(3,290,796)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $651,000) (k)

	Sept. 2037	$ 2,136,234	$ (2,003,093)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $936,000) (k)	Sept. 2037	5,493,173	(5,150,811)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $347,750) (k)	Sept. 2037	1,983,646	(1,860,015)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (j)	August 2034	27,453	(16,179)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (j)	Feb. 2034	787	(725)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (j)

	Sept. 2034	$ 26,646	$ (21,294)
TOTAL CREDIT DEFAULT SWAPS		$ 16,229,229	$ (15,204,475)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	200,000,000	2,787,700
		$ 216,229,229	$ (12,416,775)
Currency Abbreviations
CAD - Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $982,512,371 or 7.6% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $32,892,640 or 0.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.

(j) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(k) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/ performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(l) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,560 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 12/4/09	$ 173,625
(p) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $15,551,578.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,581,000 due 9/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 1,127,902
Banc of America Securities LLC	422,807
Barclays Capital, Inc.	1,030,291
$ 2,581,000
$876,912,000 due 9/01/10 at 0.25%
Banc of America Securities LLC	$ 68,271,436
Bank of America NA	102,475,505
Barclays Capital, Inc.	204,951,010
Goldman, Sachs & Co.	34,158,502
Merrill Lynch Government Securities, Inc.	61,485,303
Mizuho Securities USA, Inc.	273,268,013
Morgan Stanley & Co., Inc.	132,302,231
$ 876,912,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 27,280,334
Fidelity Floating Rate Central Fund	20,956,866
Fidelity Mortgage Backed Securities Central Fund	53,271,481
Total	$ 101,508,681
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 808,744,111	$ -	$ 670,840,313	$ 176,393,059	8.5%
Fidelity Floating Rate Central Fund	578,953,113	20,956,660	250,173,437	392,753,749	14.8%
Fidelity Mortgage Backed Securities Central Fund	1,508,325,013	353,412,622	430,225,830	1,486,994,027	21.2%
Total	$ 2,896,022,237	$ 374,369,282	$ 1,351,239,580	$ 2,056,140,835
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 1,685,115	$ -	$ 1,685,100	$ 15
Utilities	1,320,138	-	1,320,138	-
Corporate Bonds	3,120,582,606	-	3,120,265,958	316,648
U.S. Government and Government Agency Obligations	4,441,146,628	-	4,441,146,628	-
U.S. Government Agency - Mortgage Securities	1,627,350,349	-	1,627,350,349	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 303,926,817	$ -	$ 269,573,321	$ 34,353,496
Collateralized Mortgage Obligations	234,971,636	-	228,820,187	6,151,449
Commercial Mortgage Securities	824,798,436	-	764,576,903	60,221,533
Municipal Securities	28,217,216	-	28,217,216	-
Foreign Government and Government Agency Obligations	219,732,390	-	219,335,364	397,026
Supranational Obligations	1,428,783	-	1,428,783	-
Floating Rate Loans	52,636,532	-	52,636,532	-
Sovereign Loan Participations	1,638,525	-	1,638,525	-
Bank Notes	948,961	-	948,961	-
Fixed-Income Funds	2,056,140,835	2,056,140,835	-	-
Preferred Securities	12,551,517	-	12,551,517	-
Cash Equivalents	879,493,000	-	879,493,000	-
Total Investments in Securities:	$ 13,808,569,484	$ 2,056,140,835	$ 11,650,988,482	$ 101,440,167
Derivative Instruments:
Assets
Swap Agreements	$ 2,787,700	$ -	$ 2,787,700	$ -
Liabilities
Swap Agreements	$ (15,204,475)	$ -	$ (15,166,277)	$ (38,198)
Total Derivative Instruments:	$ (12,416,775)	$ -	$ (12,378,577)	$ (38,198)
Other Financial Instruments:
Forward Commitments	$ (120,538)	$ -	$ (120,538)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 98,697,672
Total Realized Gain (Loss)	7,316,267
Total Unrealized Gain (Loss)	16,728,361
Cost of Purchases	2,703,957
Proceeds of Sales	(27,502,742)
Amortization/Accretion	2,961,937
Transfers in to Level 3	41,855,045
Transfers out of Level 3	(41,320,330)
Ending Balance	$ 101,440,167
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 17,721,726
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (45,410)
Total Unrealized Gain (Loss)	29,732
Transfers in to Level 3	(22,520)
Transfers out of Level 3	-
Ending Balance	$ (38,198)
Realized gain (loss) on Swap Agreements for the period	$ (4,461)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2010	$ 22,071

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (15,204,475)
Interest Rate Risk
Swap Agreements (a)	2,787,700	-
Total Value of Derivatives	$ 2,787,700	$ (15,204,475)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010
Assets
Investment in securities, at value (including repurchase agreements of $879,493,000) - See accompanying schedule: Unaffiliated issuers (cost $11,014,086,229)	$ 11,752,428,649
Fidelity Central Funds (cost $1,905,752,730)	2,056,140,835
Total Investments (cost $12,919,838,959)		$ 13,808,569,484
Commitment to sell securities on a delayed delivery basis	(500,461,116)
Receivable for securities sold on a delayed delivery basis	500,340,578	(120,538)
Cash		2,793,790
Receivable for investments sold Regular delivery		155,744,374
Delayed delivery		14,500,494
Receivable for swap agreements		2,135
Receivable for fund shares sold		63,505,642
Interest receivable		81,510,849
Distributions receivable from Fidelity Central Funds		6,051,590
Unrealized appreciation on swap agreements		2,787,700
Other receivables		36,218
Total assets		14,135,381,738
Liabilities
Payable for investments purchased Regular delivery	$ 40,174,018
Delayed delivery	1,108,911,980
Payable for swap agreements	228,372
Payable for fund shares redeemed	76,477,417
Distributions payable	1,776,602
Unrealized depreciation on swap agreements	15,204,475
Accrued management fee	3,388,756
Distribution and service plan fees payable	272,037
Other affiliated payables	1,555,568
Other payables and accrued expenses	43,936
Total liabilities		1,248,033,161

Net Assets		$ 12,887,348,577
Net Assets consist of:
Paid in capital		$ 12,065,377,451
Undistributed net investment income		75,166,700
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(130,766,682)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		877,571,108
Net Assets		$ 12,887,348,577

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($805,815,725 ÷ 72,902,409 shares)	$ 11.05

Maximum offering price per share (100/96.00 of $11.05)	$ 11.51
Class T: Net Asset Value and redemption price per share ($71,349,060 ÷ 6,461,745 shares)	$ 11.04

Maximum offering price per share (100/96.00 of $11.04)	$ 11.50
Class B: Net Asset Value and offering price per share ($13,016,635 ÷ 1,177,360 shares)A	$ 11.06

Class C: Net Asset Value and offering price per share ($91,438,570 ÷ 8,273,347 shares)A	$ 11.05

Total Bond: Net Asset Value, offering price and redemption price per share ($11,342,384,707 ÷ 1,026,306,725 shares)	$ 11.05

Class F: Net Asset Value, offering price and redemption price per share ($53,956,342 ÷ 4,882,791 shares)	$ 11.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($509,387,538 ÷ 46,148,135 shares)	$ 11.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2010

Investment Income
Dividends		$ 1,447,432
Interest		499,148,426
Income from Fidelity Central Funds		101,508,681
Total income		602,104,539

Expenses
Management fee	$ 39,479,275
Transfer agent fees	13,428,905
Distribution and service plan fees	1,837,844
Fund wide operations fee	4,144,111
Independent trustees' compensation	43,022
Miscellaneous	48,966
Total expenses before reductions	58,982,123
Expense reductions	(25,008)	58,957,115
Net investment income		543,147,424
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	279,900,028
Fidelity Central Funds	48,993,088
Foreign currency transactions	(285)
Swap agreements	80,891,641
Total net realized gain (loss)		409,784,472
Change in net unrealized appreciation (depreciation) on: Investment securities	569,937,448
Assets and liabilities in foreign currencies	2,249
Swap agreements	(63,704,363)
Delayed delivery commitments	1,541,434
Total change in net unrealized appreciation (depreciation)		507,776,768
Net gain (loss)		917,561,240
Net increase (decrease) in net assets resulting from operations		$ 1,460,708,664

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 543,147,424	$ 552,729,690
Net realized gain (loss)	409,784,472	(524,000,402)
Change in net unrealized appreciation (depreciation)	507,776,768	750,351,058
Net increase (decrease) in net assets resulting from operations	1,460,708,664	779,080,346
Distributions to shareholders from net investment income	(513,099,556)	(503,411,775)
Distributions to shareholders from net realized gain	(40,443,047)	(71,517,925)
Total distributions	(553,542,603)	(574,929,700)
Share transactions - net increase (decrease)	9,934,978	684,114,730
Total increase (decrease) in net assets	917,101,039	888,265,376

Net Assets
Beginning of period	11,970,247,538	11,081,982,162
End of period (including undistributed net investment income of $75,166,700 and undistributed net investment income of $60,445,769, respectively)	$ 12,887,348,577	$ 11,970,247,538

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2010	2009	2008	2007	2006 I	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Income from Investment Operations
Net investment income E	.428	.494	.488	.508	.043	.476
Net realized and unrealized gain (loss)	.778	.231	(.189)	(.141)	.105	(.294) H
Total from investment operations	1.206	.725	.299	.367	.148	.182
Distributions from net investment income	(.402)	(.447)	(.474)	(.470)	(.038)	(.432)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.436)	(.515)	(.499)	(.487)	(.038)	(.472)
Net asset value, end of period	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28
Total Return B, C, D	11.97%	7.79%	2.93%	3.57%	1.44%	1.78%
Ratios to Average Net Assets F, J
Expenses before reductions	.82%	.80%	.80%	.77%	.73% A	.79%
Expenses net of fee waivers, if any	.82%	.80%	.80%	.77%	.73% A	.79%
Expenses net of all reductions	.82%	.80%	.80%	.77%	.73% A	.79%
Net investment income	4.00%	5.17%	4.77%	4.93%	4.98% A	4.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 805,816	$ 107,998	$ 80,755	$ 48,076	$ 6,780	$ 4,545
Portfolio turnover rate G	130%	104% L	122%	116% L	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2010	2009	2008	2007	2006 I	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.56
Income from Investment Operations
Net investment income E	.426	.488	.489	.508	.042	.466
Net realized and unrealized gain (loss)	.778	.233	(.191)	(.143)	.105	(.296) H
Total from investment operations	1.204	.721	.298	.365	.147	.170
Distributions from net investment income	(.400)	(.443)	(.473)	(.468)	(.037)	(.420)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.434)	(.511)	(.498)	(.485)	(.037)	(.460)
Net asset value, end of period	$ 11.04	$ 10.27	$ 10.06	$ 10.26	$ 10.38	$ 10.27
Total Return B, C, D	11.97%	7.74%	2.92%	3.55%	1.43%	1.66%
Ratios to Average Net Assets F, J
Expenses before reductions	.82%	.85%	.81%	.78%	.87% A	.91%
Expenses net of fee waivers, if any	.82%	.85%	.81%	.78%	.87% A	.90%
Expenses net of all reductions	.82%	.85%	.80%	.78%	.87% A	.90%
Net investment income	4.01%	5.12%	4.76%	4.92%	4.84% A	4.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,349	$ 48,090	$ 38,574	$ 42,191	$ 6,293	$ 4,583
Portfolio turnover rate G	130%	104% L	122%	116% L	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2010	2009	2008	2007	2006 I	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Income from Investment Operations
Net investment income E	.351	.423	.413	.432	.037	.399
Net realized and unrealized gain (loss)	.787	.233	(.190)	(.145)	.104	(.296) H
Total from investment operations	1.138	.656	.223	.287	.141	.103
Distributions from net investment income	(.324)	(.378)	(.398)	(.390)	(.031)	(.353)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.358)	(.446)	(.423)	(.407)	(.031)	(.393)
Net asset value, end of period	$ 11.06	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28
Total Return B, C, D	11.26%	7.01%	2.17%	2.77%	1.38%	1.01%
Ratios to Average Net Assets F, J
Expenses before reductions	1.53%	1.53%	1.54%	1.53%	1.51% A	1.59%
Expenses net of fee waivers, if any	1.53%	1.53%	1.54%	1.53%	1.51% A	1.55%
Expenses net of all reductions	1.53%	1.53%	1.54%	1.53%	1.51% A	1.55%
Net investment income	3.29%	4.44%	4.03%	4.17%	4.22% A	3.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,017	$ 9,054	$ 9,645	$ 6,054	$ 1,720	$ 1,667
Portfolio turnover rate G	130%	104% L	122%	116% L	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2010	2009	2008	2007	2006 I	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Income from Investment Operations
Net investment income E	.354	.425	.413	.429	.036	.389
Net realized and unrealized gain (loss)	.778	.232	(.189)	(.145)	.105	(.293) H
Total from investment operations	1.132	.657	.224	.284	.141	.096
Distributions from net investment income	(.328)	(.379)	(.399)	(.387)	(.031)	(.346)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.362)	(.447)	(.424)	(.404)	(.031)	(.386)
Net asset value, end of period	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28
Total Return B, C, D	11.20%	7.02%	2.18%	2.75%	1.37%	.94%
Ratios to Average Net Assets F, J
Expenses before reductions	1.50%	1.52%	1.53%	1.55%	1.60% A	1.62%
Expenses net of fee waivers, if any	1.50%	1.52%	1.53%	1.55%	1.60% A	1.62%
Expenses net of all reductions	1.50%	1.52%	1.53%	1.55%	1.60% A	1.62%
Net investment income	3.32%	4.45%	4.03%	4.15%	4.13% A	3.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,439	$ 55,958	$ 28,786	$ 18,890	$ 2,106	$ 1,770
Portfolio turnover rate G	130%	104% L	122%	116% L	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Total Bond

Years ended August 31,	2010	2009	2008	2007	2006 H	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Income from Investment Operations
Net investment income D	.466	.527	.524	.543	.046	.506
Net realized and unrealized gain (loss)	.778	.232	(.189)	(.143)	.105	(.290) G
Total from investment operations	1.244	.759	.335	.400	.151	.216
Distributions from net investment income	(.440)	(.481)	(.510)	(.503)	(.041)	(.466)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.474)	(.549)	(.535)	(.520)	(.041)	(.506)
Net asset value, end of period	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28
Total Return B, C	12.37%	8.17%	3.29%	3.89%	1.46%	2.11%
Ratios to Average Net Assets E, I
Expenses before reductions	.45%	.45%	.45%	.45%	.45% A	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45% A	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45% A	.45%
Net investment income	4.37%	5.52%	5.12%	5.25%	5.26% A	4.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,342,385	$ 10,863,828	$ 9,976,432	$ 6,450,177	$ 2,421,077	$ 2,306,817
Portfolio turnover rate F	130%	104% K	122%	116% K	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 9.89
Income from Investment Operations
Net investment income D	.476	.100
Net realized and unrealized gain (loss)	.788	.359
Total from investment operations	1.264	.459
Distributions from net investment income	(.450)	(.079)
Distributions from net realized gain	(.034)	-
Total distributions	(.484)	(.079)
Net asset value, end of period	$ 11.05	$ 10.27
Total Return B, C	12.59%	4.64%
Ratios to Average Net Assets E, H
Expenses before reductions	.35%	.35% A
Expenses net of fee waivers, if any	.35%	.35% A
Expenses net of all reductions	.35%	.35% A
Net investment income	4.47%	5.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,956	$ 329
Portfolio turnover rate F	130%	104% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2010	2009	2008	2007	2006 H	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.57
Income from Investment Operations
Net investment income D	.458	.518	.516	.527	.045	.493
Net realized and unrealized gain (loss)	.788	.224	(.186)	(.134)	.105	(.294) G
Total from investment operations	1.246	.742	.330	.393	.150	.199
Distributions from net investment income	(.432)	(.474)	(.505)	(.496)	(.040)	(.459)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.466)	(.542)	(.530)	(.513)	(.040)	(.499)
Net asset value, end of period	$ 11.04	$ 10.26	$ 10.06	$ 10.26	$ 10.38	$ 10.27
Total Return B, C	12.41%	7.99%	3.24%	3.83%	1.46%	1.95%
Ratios to Average Net Assets E, I
Expenses before reductions	.52%	.53%	.51%	.50%	.54% A	.56%
Expenses net of fee waivers, if any	.52%	.53%	.51%	.50%	.54% A	.56%
Expenses net of all reductions	.52%	.53%	.51%	.49%	.54% A	.56%
Net investment income	4.30%	5.45%	5.06%	5.21%	5.16% A	4.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 509,388	$ 884,991	$ 947,791	$ 348,636	$ 1,058	$ 933
Portfolio turnover rate F	130%	104% K	122%	116% K	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond, Class F, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Subsequent to period end, all Class F shares were redeemed and the Fund no longer offers Class F shares to investors.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, for the Fund's investments as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 744,249,147
Gross unrealized depreciation	(68,126,956)
Net unrealized appreciation (depreciation)	$ 676,122,191

Tax Cost	$ 13,132,447,293

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 157,504,730

Net unrealized appreciation (depreciation)	$ 664,502,979

The tax character of distributions paid was as follows:

	August 31, 2010	August 31, 2009
Ordinary Income	$ 553,542,603	$ 574,929,700

Annual Report

4. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required

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5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (3,737,085)	$ 4,285,807
Interest Rate Risk
Swap Agreements	84,628,726	(67,990,170)
Totals (a)	$ 80,891,641	$ (63,704,363)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

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Notes to Financial Statements - continued

5. Derivative Instruments - continued

Swap Agreements - continued

Risks of loss may include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement

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5. Derivative Instruments - continued

Credit Default Swaps - continued

amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $16,229,229 representing .13% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities, including the Fixed-Income Central Funds, other than short-term securities and U.S. government securities, aggregated $2,490,412,485 and $3,992,359,170, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR,

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Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 849,181	$ -
Class T	.00%	.25%	137,799	-
Class B	.65%	.25%	94,670	71,003
Class C	.75%	.25%	756,194	193,353
			$ 1,837,844	$ 264,356

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 33,422
Class T	7,769
Class B*	18,755
Class C*	10,604
$ 70,550

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and

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7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 757,037.22
Class T	120,890.22
Class B	29,768.28
Class C	112,400.15
Total Bond	11,262,275.10
Institutional Class	1,146,535.17
	$ 13,428,905

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $48,966 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

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Notes to Financial Statements - continued

9. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $119,277.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $25,008.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2010	2009 A
From net investment income
Class A	$ 12,047,548	$ 3,847,702
Class T	2,077,349	1,872,372
Class B	318,564	334,350
Class C	2,301,111	1,445,182
Total Bond	466,064,893	454,620,480
Class F	3,199,988	2,418
Institutional Class	27,090,103	41,289,271
Total	$ 513,099,556	$ 503,411,775
From net realized gain
Class A	$ 414,764	$ 551,756
Class T	166,992	276,592
Class B	32,729	67,464
Class C	224,151	216,528
Total Bond	37,012,590	64,472,390
Class F	328,077	-
Institutional Class	2,263,744	5,933,195
Total	$ 40,443,047	$ 71,517,925

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2010.

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2010	2009 A	2010	2009 A
Class A
Shares sold	81,938,740	5,984,791	$ 881,456,370	$ 57,444,987
Reinvestment of distributions	1,085,950	406,888	11,735,735	3,861,183
Shares redeemed	(20,631,216)	(3,902,315)	(224,850,719)	(36,894,839)
Net increase (decrease)	62,393,474	2,489,364	$ 668,341,386	$ 24,411,331
Class T
Shares sold	5,482,327	2,362,273	$ 59,090,633	$ 22,525,326
Reinvestment of distributions	193,214	212,303	2,057,888	2,007,899
Shares redeemed	(3,897,766)	(1,724,975)	(41,737,610)	(16,315,286)
Net increase (decrease)	1,777,775	849,601	$ 19,410,911	$ 8,217,939
Class B
Shares sold	634,184	554,201	$ 6,787,446	$ 5,314,152
Reinvestment of distributions	24,969	28,612	266,359	270,597
Shares redeemed	(362,539)	(659,643)	(3,860,818)	(6,193,443)
Net increase (decrease)	296,614	(76,830)	$ 3,192,987	$ (608,694)
Class C
Shares sold	5,045,673	4,153,350	$ 53,748,889	$ 39,736,399
Reinvestment of distributions	208,443	152,104	2,222,830	1,446,118
Shares redeemed	(2,426,055)	(1,718,977)	(25,927,799)	(16,256,813)
Net increase (decrease)	2,828,061	2,586,477	$ 30,043,920	$ 24,925,704
Total Bond
Shares sold	422,908,452	373,151,213	$ 4,503,077,533	$ 3,605,197,725
Reinvestment of distributions	45,440,114	53,605,881	483,982,145	507,857,810
Shares redeemed	(499,273,762)	(360,364,229)	(5,322,918,715)	(3,408,960,293)
Net increase (decrease)	(30,925,196)	66,392,865	$ (335,859,037)	$ 704,095,242
Class F
Shares sold	22,658,279	33,569	$ 240,489,270	$ 332,941
Reinvestment of distributions	330,686	236	3,528,064	2,418
Shares redeemed	(18,138,196)	(1,783)	(194,727,472)	(18,285)
Net increase (decrease)	4,850,769	32,022	$ 49,289,862	$ 317,074

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Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2010	2009 A	2010	2009 A
Institutional Class
Shares sold	7,672,038	13,719,215	$ 81,533,429	$ 128,522,571
Reinvestment of distributions	2,731,098	4,940,454	29,005,332	46,673,580
Shares redeemed	(50,480,446)	(26,671,015)	(535,023,812)	(252,440,017)
Net increase (decrease)	(40,077,310)	(8,011,346)	$ (424,485,051)	$ (77,243,866)

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2010.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 22, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

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Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009- present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008- present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Total Bond Fund voted to pay on October 18, 2010, to shareholders of record at the opening of business on October 15, 2010, a distribution of $0.116 per share derived from capital gains realized from sales of portfolio securities.

A total of 11.50% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $309,587,770 of distributions paid during the period January 1, 2010 to August 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

TBD-UANN-1010
1.789712.107

Fidelity®
Total Bond
Fund -
Class F

Annual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2010	Past 1 year	Past 5 years	Life of fund A
Class F B	12.59%	5.99%	6.04%

A From October 15, 2002.

B The initial offering of Class F shares took place on June 26, 2009. Returns prior to June 26, 2009 are those of Fidelity® Total Bond Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Total Bond Fund - Class F on October 15, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period. The initial offering of Class F took place on June 26, 2009. See above for additional information regarding the performance of Class F.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable bonds generated strong results during the 12-month period ending August 31, 2010, as evidenced by the 9.18% advance of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. Riskier segments of the market fared best overall, led by corporate bonds and asset-backed securities (ABS). These sectors were big beneficiaries of robust demand from investors seeking attractively priced, higher-yielding investments amid signs of economic stabilization during much of the period. The Barclays Capital U.S. Credit Bond Index rose 12.87% and the Barclays Capital U.S. Fixed-Rate ABS Index returned 10.53%. The Barclays Capital U.S. Treasury Bond Index advanced 8.13%, with most of the gain coming in the second half of the period. That's when investors began to return to the relative safety of U.S. government bonds, as the economic outlook became less certain and worries about inflation receded. Elsewhere, mortgage-backed securities (MBS), bolstered largely by government purchase programs, increased 6.97%, as measured by the Barclays Capital U.S. MBS Index. Government-backed agency securities lagged the broader MBS market, with the Barclays Capital U.S. Agency Bond Index gaining 5.82%. Agency securities initially were constrained by investors' diminished appetite for bonds with lower perceived credit risk, but later were helped by the Federal Reserve's purchases of agency debt.

Comments from Ford O'Neil, Lead Portfolio Manager of Fidelity® Total Bond Fund: For the year, the fund's Class F shares gained 12.59%, easily outpacing the Barclays Capital U.S. Aggregate Bond Index and the 10.04% advance of the Barclays Capital U.S. Universal Bond Index. Versus the Aggregate Bond index, sector and security selection within the investment-grade portion of the portfolio provided the biggest boost, particularly in the first half of the period. Specifically, overweighting riskier bond classes, such as corporate bonds, commercial mortgage-backed securities, ABS and non-index collateralized mortgage obligations, paid off. These sectors were driven by strong demand from investors seeking higher yields amid signs the economy and credit markets were stabilizing. Our positioning within corporates was especially beneficial. Timely moves in the Treasury sector worked to our advantage, as did out-of-index holdings in TIPS (Treasury Inflation-Protected Securities). I significantly reduced the fund's weighting in corporate bonds during the period, based on valuations, and redeployed most of the proceeds into Treasuries. Out-of-index allocations to high-yield, floating-rate and emerging-markets debt also bolstered performance. In another change to our sector allocation, we significantly reduced our position in interest rate swaps. These instruments, which were used in part to manage the fund's yield-curve positioning, performed well and, as a result, no longer traded at compelling valuations, in our view.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Class A	.83%
Actual		$ 1,000.00	$ 1,059.20	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Class T	.80%
Actual		$ 1,000.00	$ 1,059.30	$ 4.15
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Class B	1.52%
Actual		$ 1,000.00	$ 1,055.40	$ 7.87
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Class C	1.49%
Actual		$ 1,000.00	$ 1,055.60	$ 7.72
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Total Bond	.45%
Actual		$ 1,000.00	$ 1,061.10	$ 2.34
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Class F	.35%
Actual		$ 1,000.00	$ 1,061.70	$ 1.82
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,060.80	$ 2.70
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
U.S. Government and U.S. Government Agency Obligations †† 63.5%	U.S. Government and U.S. Government Agency Obligations †† 51.9%
AAA 7.5%	AAA 7.9%
AA 3.0%	AA 3.9%
A 7.6%	A 8.5%
BBB 10.1%	BBB 12.4%
BB and Below 11.6%	BB and Below 13.9%
Not Rated 1.5%	Not Rated 0.9%
Equities 0.0%	Equities 0.0%
Short-Term Investments and Net Other Assets† (4.8)%	Short-Term Investments and Net Other Assets 0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2010
6 months ago
Years	6.2	6.0

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of August 31, 2010
6 months ago
Years	4.1	3.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2010*		As of February 28, 2010**
	Corporate Bonds 25.6%		Corporate Bonds 30.1%
	U.S. Government and U.S. Government Agency Obligations †† 63.5%		U.S. Government and U.S. Government Agency Obligations †† 51.9%
	Asset-Backed Securities 2.4%		Asset-Backed Securities 2.6%
	CMOs and Other Mortgage Related Securities 8.2%		CMOs and Other Mortgage Related Securities 8.4%
	Municipal Bonds 0.2%		Municipal Bonds 0.2%
	Other Investments 4.9%		Other Investments 6.2%
	Short-Term Investments and Net Other Assets† (4.8)%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	6.7%	** Foreign investments	8.4%
* Futures and Swaps	1.4%	** Futures and Swaps	8.2%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

†† Includes FDIC Guaranteed Corporate Securities.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com as applicable.

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

Corporate Bonds - 24.2%
		Principal Amount (c)	Value
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Massey Energy Co. 3.25% 8/1/15		$ 1,970,000	$ 1,699,716
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Developers Diversified Realty Corp. 3% 3/15/12		270,000	261,900
Inland Real Estate Corp. 4.625% 11/15/26		233,000	229,505
			491,405
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Lucent Technologies, Inc. 2.875% 6/15/25		2,841,800	2,502,560
Semiconductors & Semiconductor Equipment - 0.0%
Energy Conversion Devices, Inc. 3% 6/15/13		1,010,000	646,400
TOTAL INFORMATION TECHNOLOGY			3,148,960
TOTAL CONVERTIBLE BONDS			5,340,081
Nonconvertible Bonds - 24.2%
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11		5,595,000	5,855,397
5.875% 3/15/11		2,077,000	2,132,956
Lear Corp. 7.875% 3/15/18		2,565,000	2,648,363
Tenneco, Inc. 7.75% 8/15/18 (f)		1,400,000	1,410,500
The Goodyear Tire & Rubber Co. 8.25% 8/15/20		3,910,000	3,978,425
			16,025,641
Automobiles - 0.0%
Ford Motor Co. 7.45% 7/16/31		1,945,000	1,896,375
Diversified Consumer Services - 0.0%
Affinion Group, Inc. 11.5% 10/15/15		1,990,000	2,094,475
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (f)(l)		2,935,000	3,052,400
			5,146,875
Hotels, Restaurants & Leisure - 0.3%
Chukchansi Economic Development Authority 8% 11/15/13 (f)		765,000	443,700
GWR Operating Partnership LLP 10.875% 4/1/17 (f)		1,635,000	1,647,263
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Host Marriott LP 6.375% 3/15/15		$ 250,000	$ 250,000
ITT Corp. 7.375% 11/15/15		250,000	271,250
Las Vegas Sands Corp. 6.375% 2/15/15		1,170,000	1,164,150
MCE Finance Ltd. 10.25% 5/15/18 (f)		3,040,000	3,260,400
MGM Mirage, Inc.:
6.625% 7/15/15		1,870,000	1,477,300
7.5% 6/1/16		1,160,000	913,500
NCL Corp. Ltd. 11.75% 11/15/16		1,375,000	1,526,250
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	454,538
11.875% 7/15/15		1,450,000	1,703,750
yankee:
7% 6/15/13		3,000,000	3,063,750
7.25% 6/15/16		5,365,000	5,351,588
7.5% 10/15/27		3,070,000	2,743,659
Scientific Games Corp.:
7.875% 6/15/16 (f)		2,145,000	2,166,450
9.25% 6/15/19		3,645,000	3,863,700
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		2,250,000	2,188,125
7.25% 5/1/12		2,340,000	2,275,650
Snoqualmie Entertainment Authority:
4.4277% 2/1/14 (f)(l)		115,000	94,875
9.125% 2/1/15 (f)		785,000	690,800
Times Square Hotel Trust 8.528% 8/1/26 (f)		350,732	357,309
Town Sports International Holdings, Inc. 11% 2/1/14		2,270,000	2,105,425
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15 (f)		1,210,000	1,228,150
10.875% 11/15/16 (f)		1,045,000	1,110,313
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20 (f)		2,300,000	2,317,250
			42,669,145
Household Durables - 0.3%
Controladora Mabe SA CV 7.875% 10/28/19 (f)		775,000	840,875
Fortune Brands, Inc.:
5.875% 1/15/36		13,297,000	13,480,725
6.375% 6/15/14		9,424,000	10,668,731
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lennar Corp. 12.25% 6/1/17		$ 1,610,000	$ 1,835,400
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		3,055,000	3,177,200
Standard Pacific Corp.:
7% 8/15/15		1,050,000	981,750
8.375% 5/15/18		850,000	816,000
10.75% 9/15/16		2,370,000	2,509,238
			34,309,919
Internet & Catalog Retail - 0.0%
Netflix, Inc. 8.5% 11/15/17		1,355,000	1,465,026
Media - 1.9%
Allbritton Communications Co. 8% 5/15/18		2,630,000	2,597,125
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	623,922
Belo Corp. 8% 11/15/16		1,665,000	1,756,575
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		1,320,000	1,395,900
Cablevision Systems Corp.:
7.75% 4/15/18		1,440,000	1,519,200
8% 4/15/20		1,440,000	1,530,000
8.625% 9/15/17 (f)		2,915,000	3,148,200
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (f)(l)		2,835,000	3,033,450
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		7,580,000	7,731,600
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		1,694,103	2,003,277
Clear Channel Communications, Inc.:
5.5% 9/15/14		3,295,000	2,034,663
11% 8/1/16 pay-in-kind (l)		2,106,912	1,559,115
Clear Channel Worldwide Holdings, Inc.:
9.25% 12/15/17		555,000	575,813
9.25% 12/15/17		2,580,000	2,705,775
Comcast Cable Communications, Inc. 6.75% 1/30/11		511,000	523,405
Comcast Corp.:
4.95% 6/15/16		1,879,000	2,076,755
5.5% 3/15/11		382,000	391,574
5.7% 5/15/18		14,168,000	16,138,216
6.4% 3/1/40		4,490,000	5,130,516
6.45% 3/15/37		2,196,000	2,503,820
6.55% 7/1/39		9,000,000	10,437,381
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
COX Communications, Inc. 4.625% 6/1/13		$ 4,467,000	$ 4,802,641
CSC Holdings LLC:
8.5% 4/15/14		2,105,000	2,304,975
8.5% 6/15/15		2,340,000	2,538,900
8.625% 2/15/19		860,000	961,050
Discovery Communications LLC:
3.7% 6/1/15		6,861,000	7,217,573
6.35% 6/1/40		6,392,000	7,243,958
EchoStar Communications Corp.:
7.125% 2/1/16		2,525,000	2,581,813
7.75% 5/31/15		1,760,000	1,834,800
Entravision Communication Corp. 8.75% 8/1/17 (f)		1,020,000	1,020,000
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)		2,560,000	2,598,400
Insight Communications, Inc. 9.375% 7/15/18 (f)		3,750,000	3,956,250
Interpublic Group of Companies, Inc. 6.25% 11/15/14		1,310,000	1,355,850
Kabel Deutschland GmbH 10.625% 7/1/14		4,825,000	5,011,969
Liberty Media Corp. 8.25% 2/1/30		245,000	232,750
NBC Universal, Inc.:
3.65% 4/30/15 (f)		2,800,000	2,936,920
5.15% 4/30/20 (f)		11,614,000	12,510,624
6.4% 4/30/40 (f)		8,278,000	9,295,027
Net Servicos de Comunicacao SA 7.5% 1/27/20 (f)		1,500,000	1,695,000
News America Holdings, Inc. 7.75% 12/1/45		170,000	221,637
News America, Inc.:
5.3% 12/15/14		876,000	988,358
6.15% 3/1/37		2,970,000	3,264,110
6.2% 12/15/34		5,330,000	5,848,929
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (f)		2,140,000	2,161,400
Nielsen Finance LLC/Nielsen Finance Co.:
10% 8/1/14		3,975,000	4,143,938
11.5% 5/1/16		2,225,000	2,503,125
11.625% 2/1/14		2,325,000	2,615,625
12.5% 8/1/16 (d)		7,805,000	7,668,413
Quebecor Media, Inc.:
7.75% 3/15/16		4,032,000	4,127,760
7.75% 3/15/16		2,485,000	2,544,019
QVC, Inc. 7.125% 4/15/17 (f)		1,330,000	1,346,625
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.:
5.4% 7/2/12		$ 2,444,000	$ 2,622,282
5.85% 5/1/17		2,607,000	2,974,050
6.2% 7/1/13		2,324,000	2,617,867
6.75% 7/1/18		13,473,000	16,087,058
Time Warner, Inc.:
3.15% 7/15/15		2,850,000	2,929,586
6.2% 3/15/40		10,492,000	11,566,318
6.5% 11/15/36		9,243,000	10,454,101
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (f)(l)		6,804,412	5,786,585
Univision Communications, Inc. 12% 7/1/14 (f)		1,955,000	2,106,513
Viacom, Inc.:
6.125% 10/5/17		2,051,000	2,405,444
6.25% 4/30/16		5,600,000	6,529,001
6.75% 10/5/37		1,460,000	1,735,192
Videotron Ltd. 9.125% 4/15/18		1,965,000	2,166,413
Visant Holding Corp. 8.75% 12/1/13		450,000	459,000
			247,388,131
Multiline Retail - 0.1%
Target Corp. 3.875% 7/15/20		7,556,000	7,925,632
Specialty Retail - 0.1%
AutoNation, Inc. 6.75% 4/15/18		2,040,000	2,034,900
Toys 'R' US Property Co. I LLC 10.75% 7/15/17		5,060,000	5,679,850
Toys 'R' US, Inc. 7.375% 9/1/16 (f)		1,200,000	1,206,000
			8,920,750
TOTAL CONSUMER DISCRETIONARY			365,747,494
CONSUMER STAPLES - 1.2%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 7.75% 1/15/19 (f)		4,750,000	6,087,581
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		100,000	105,000
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,131,791
FBG Finance Ltd. 5.125% 6/15/15 (f)		2,936,000	3,241,426
			10,565,798
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.2%
Albertsons, Inc.:
7.45% 8/1/29		$ 250,000	$ 202,500
7.75% 6/15/26		600,000	510,750
8% 5/1/31		2,385,000	2,003,400
C&S Group Enterprises LLC 8.375% 5/1/17 (f)		1,930,000	1,838,325
CVS Caremark Corp.:
6.036% 12/10/28		6,966,843	7,347,929
6.302% 6/1/37 (l)		9,771,000	8,964,893
Rite Aid Corp. 8% 8/15/20 (f)		3,450,000	3,432,750
SUPERVALU, Inc. 8% 5/1/16		2,260,000	2,265,650
The Great Atlantic & Pacific Tea Co. 11.375% 8/1/15 (f)		2,330,000	1,683,425
Tops Markets LLC 10.125% 10/15/15 (f)		1,825,000	1,879,750
			30,129,372
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (f)		9,457,000	11,188,823
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	11,823,245
5.625% 11/1/11		3,660,000	3,855,989
6.125% 2/1/18		10,623,000	12,431,438
6.5% 8/11/17		8,720,000	10,411,593
6.75% 2/19/14		540,000	626,540
			50,337,628
Tobacco - 0.5%
Altria Group, Inc. 9.7% 11/10/18		22,622,000	29,941,506
Philip Morris International, Inc.:
4.875% 5/16/13		9,347,000	10,220,197
5.65% 5/16/18		7,161,000	8,341,240
Reynolds American, Inc.:
6.75% 6/15/17		2,994,000	3,358,337
7.25% 6/15/37		4,941,000	5,263,608
			57,124,888
TOTAL CONSUMER STAPLES			148,157,686
ENERGY - 3.1%
Energy Equipment & Services - 0.2%
DCP Midstream LLC 5.35% 3/15/20 (f)		8,730,000	9,423,590
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Hercules Offshore, Inc. 10.5% 10/15/17 (f)		$ 1,860,000	$ 1,692,600
Parker Drilling Co. 9.125% 4/1/18 (f)		880,000	878,944
Weatherford International Ltd.:
4.95% 10/15/13		1,742,000	1,884,698
5.15% 3/15/13		2,277,000	2,438,039
7% 3/15/38		5,880,000	6,556,035
9.625% 3/1/19		1,500,000	1,969,280
			24,843,186
Oil, Gas & Consumable Fuels - 2.9%
Adaro Indonesia PT 7.625% 10/22/19 (f)		1,065,000	1,136,888
Anadarko Petroleum Corp.:
5.95% 9/15/16		895,000	886,830
6.375% 9/15/17		10,275,000	10,167,339
6.95% 6/15/19		895,000	902,466
Antero Resources Finance Corp. 9.375% 12/1/17		3,190,000	3,285,700
Apache Corp. 5.1% 9/1/40		8,822,000	9,125,706
Arch Coal, Inc.:
7.25% 10/1/20		450,000	453,375
8.75% 8/1/16		1,030,000	1,109,825
BW Group Ltd. 6.625% 6/28/17 (f)		2,957,000	2,909,040
Canadian Natural Resources Ltd.:
5.15% 2/1/13		4,498,000	4,867,785
5.7% 5/15/17		16,009,000	18,483,831
Cenovus Energy, Inc. 6.75% 11/15/39		3,322,000	4,081,994
Chesapeake Energy Corp.:
6.625% 8/15/20		1,630,000	1,634,075
6.875% 8/15/18		1,630,000	1,662,600
7.625% 7/15/13		895,000	966,600
ConocoPhillips:
4.6% 1/15/15		10,000,000	11,219,800
5.75% 2/1/19		2,930,000	3,500,922
CONSOL Energy, Inc.:
8% 4/1/17 (f)		2,320,000	2,436,000
8.25% 4/1/20 (f)		1,545,000	1,641,563
Continental Resources, Inc. 7.375% 10/1/20 (f)		1,055,000	1,070,825
Denbury Resources, Inc. 9.75% 3/1/16		1,060,000	1,171,300
Drummond Co., Inc.:
7.375% 2/15/16		5,485,000	5,539,850
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Drummond Co., Inc.: - continued
9% 10/15/14 (f)		$ 2,455,000	$ 2,571,613
DTEK Finance BV 9.5% 4/28/15 (f)		850,000	857,395
Duke Capital LLC 6.25% 2/15/13		1,000,000	1,089,851
Duke Energy Field Services:
5.375% 10/15/15 (f)		1,222,000	1,356,469
6.45% 11/3/36 (f)		1,801,000	2,003,103
6.875% 2/1/11		2,313,000	2,367,672
El Paso Natural Gas Co. 5.95% 4/15/17		935,000	1,032,938
EnCana Holdings Finance Corp. 5.8% 5/1/14		2,888,000	3,275,012
Enterprise Products Operating LP:
5.6% 10/15/14		1,955,000	2,184,128
5.65% 4/1/13		697,000	759,395
Forest Oil Corp. 8.5% 2/15/14		4,070,000	4,324,375
Frontier Oil Corp. 8.5% 9/15/16		1,950,000	1,998,750
Gulf South Pipeline Co. LP 5.75% 8/15/12 (f)		3,863,000	4,125,487
KazMunaiGaz Finance Sub BV:
7% 5/5/20 (f)		980,000	1,063,300
8.375% 7/2/13 (f)		1,420,000	1,547,800
9.125% 7/2/18 (f)		1,340,000	1,614,700
11.75% 1/23/15 (f)		1,860,000	2,329,650
Kinder Morgan Energy Partners LP 6.55% 9/15/40		3,179,000	3,555,473
LINN Energy LLC 8.625% 4/15/20 (f)		2,685,000	2,832,675
Lukoil International Finance BV 6.656% 6/7/22 (f)		1,222,000	1,237,275
Massey Energy Co. 6.875% 12/15/13		1,515,000	1,533,938
Midcontinent Express Pipel LLC 5.45% 9/15/14 (f)		10,000,000	10,653,830
Motiva Enterprises LLC:
5.75% 1/15/20 (f)		3,578,000	4,116,915
6.85% 1/15/40 (f)		13,582,000	16,888,117
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,550,000	1,697,250
Nakilat, Inc.:
6.067% 12/31/33 (f)		4,384,000	4,822,663
6.267% 12/31/33 (Reg. S)		835,000	910,150
Nexen, Inc.:
5.05% 11/20/13		3,845,000	4,169,764
5.2% 3/10/15		909,000	997,522
5.875% 3/10/35		240,000	250,544
6.4% 5/15/37		3,645,000	4,005,753
NGPL PipeCo LLC 6.514% 12/15/12 (f)		8,163,000	8,574,799
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
OPTI Canada, Inc.:
8.25% 12/15/14		$ 2,980,000	$ 2,294,600
9% 12/15/12 (f)		1,680,000	1,688,400
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	430,625
8.125% 3/30/18		2,530,000	2,593,250
Pan American Energy LLC 7.875% 5/7/21 (f)		4,020,000	4,140,600
Pemex Project Funding Master Trust 6.625% 6/15/35		625,000	673,438
Petro-Canada:
6.05% 5/15/18		3,850,000	4,489,316
6.8% 5/15/38		8,950,000	10,775,827
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		12,170,000	13,044,743
6.875% 1/20/40		17,027,000	18,687,133
7.875% 3/15/19		10,219,000	12,492,728
8.375% 12/10/18		160,000	197,954
Petrohawk Energy Corp.:
7.25% 8/15/18 (f)		2,020,000	2,014,950
7.875% 6/1/15		1,485,000	1,540,688
10.5% 8/1/14		3,025,000	3,380,438
Petroleos de Venezuela SA:
5.25% 4/12/17		2,040,000	1,173,000
5.375% 4/12/27		8,535,000	3,840,750
5.5% 4/12/37		1,120,000	487,200
Petroleos Mexicanos:
5.5% 1/21/21 (f)		500,000	520,000
6% 3/5/20 (f)		465,000	506,850
6.625% 6/15/35 (f)		320,000	344,800
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		1,045,000	1,052,838
Pioneer Natural Resources Co.:
6.65% 3/15/17		4,605,000	4,754,663
7.5% 1/15/20		1,245,000	1,332,150
Plains All American Pipeline LP 7.75% 10/15/12		2,358,000	2,631,420
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15		5,769,000	6,014,604
6.125% 1/15/17		6,185,000	6,897,481
Plains Exploration & Production Co.:
7% 3/15/17		3,165,000	3,117,525
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains Exploration & Production Co.: - continued
10% 3/1/16		$ 2,415,000	$ 2,644,425
Quicksilver Resources, Inc.:
7.125% 4/1/16		2,960,000	2,834,200
9.125% 8/15/19		2,040,000	2,198,100
11.75% 1/1/16		2,255,000	2,587,613
Range Resources Corp. 6.75% 8/1/20		2,455,000	2,485,688
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (f)		2,389,600	2,664,404
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)		4,773,000	5,025,559
5.5% 9/30/14 (f)		6,670,000	7,370,757
5.832% 9/30/16 (f)		1,343,000	1,482,981
6.332% 9/30/27 (f)		1,840,000	2,142,422
6.75% 9/30/19 (f)		4,366,000	5,208,201
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)		2,720,000	2,962,629
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	2,065,000
Suncor Energy, Inc. 6.1% 6/1/18		10,851,000	12,674,326
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 7.875% 10/15/18 (f)		2,205,000	2,260,125
Teekay Corp. 8.5% 1/15/20		1,350,000	1,447,875
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		780,000	838,500
TransCanada PipeLines Ltd.:
3.4% 6/1/15		2,664,000	2,815,105
6.35% 5/15/67 (l)		2,371,000	2,164,327
XTO Energy, Inc.:
5% 1/31/15		1,749,000	1,996,309
5.65% 4/1/16		1,200,000	1,426,597
YPF SA 10% 11/2/28		1,630,000	1,752,250
			369,167,984
TOTAL ENERGY			394,011,170
FINANCIALS - 9.5%
Capital Markets - 1.6%
Bear Stearns Companies, Inc.:
4.5% 10/28/10		1,833,000	1,844,746
5.3% 10/30/15		1,170,000	1,289,875
BlackRock, Inc. 6.25% 9/15/17		8,408,000	9,892,332
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		$ 970,000	$ 970,000
Goldman Sachs Group, Inc.:
3.7% 8/1/15		8,571,000	8,676,792
5.625% 1/15/17		3,200,000	3,354,909
5.95% 1/18/18		3,989,000	4,319,624
6.15% 4/1/18		4,275,000	4,670,609
6.75% 10/1/37		9,643,000	9,872,957
7.5% 2/15/19		1,757,000	2,050,271
Janus Capital Group, Inc.:
6.125% 9/15/11 (e)		2,473,000	2,501,964
6.5% 6/15/12		4,266,000	4,480,392
JPMorgan Chase Capital XX 6.55% 9/29/36		17,904,000	17,848,068
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	7,566,570
Lazard Group LLC:
6.85% 6/15/17		3,867,000	4,116,766
7.125% 5/15/15		1,377,000	1,483,927
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		12,383,000	13,217,664
6.4% 8/28/17		7,407,000	7,986,946
6.875% 4/25/18		6,836,000	7,526,019
Morgan Stanley:
4% 7/24/15		15,887,000	15,960,684
4.75% 4/1/14		2,429,000	2,502,144
5.45% 1/9/17		2,238,000	2,350,632
5.625% 9/23/19		11,500,000	11,711,336
5.95% 12/28/17		5,050,000	5,370,887
6% 5/13/14		17,110,000	18,650,294
6.625% 4/1/18		15,268,000	16,784,143
7.3% 5/13/19		8,304,000	9,444,529
Nuveen Investments, Inc.:
5.5% 9/15/15		900,000	684,000
10.5% 11/15/15		900,000	846,000
The Bank of New York, Inc. 4.95% 11/1/12		3,864,000	4,183,020
UBS AG Stamford Branch 5.75% 4/25/18		4,505,000	5,061,165
			207,219,265
Commercial Banks - 1.8%
African Export-Import Bank 8.75% 11/13/14		1,040,000	1,159,600
Akbank T. A. S. 5.125% 7/22/15 (f)		855,000	844,313
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Ally Financial, Inc. 7.5% 9/15/20 (f)		$ 2,645,000	$ 2,618,550
Banco Bradesco SA 5.9% 1/16/21 (f)		520,000	527,800
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (f)		425,000	456,875
6.5% 6/10/19 (f)		165,000	189,750
BanColombia SA 6.125% 7/26/20		515,000	526,588
Bank of America NA:
5.3% 3/15/17		3,315,000	3,396,493
6% 10/15/36		690,000	702,784
Barclays Bank PLC 5% 9/22/16		8,175,000	8,875,213
BB&T Capital Trust IV 6.82% 6/12/77 (l)		2,330,000	2,260,100
BB&T Corp. 6.5% 8/1/11		1,243,000	1,304,832
CIT Group, Inc.:
7% 5/1/13		362,745	359,118
7% 5/1/14		2,039,117	1,983,041
7% 5/1/15		1,754,117	1,688,338
7% 5/1/16		2,651,861	2,529,212
7% 5/1/17		3,909,604	3,679,915
Credit Suisse New York Branch:
5% 5/15/13		9,569,000	10,353,706
6% 2/15/18		16,107,000	17,566,310
DBS Bank Ltd. (Singapore) 0.5963% 5/16/17 (f)(l)		3,914,986	3,787,749
Development Bank of Philippines 8.375% (l)		1,355,000	1,504,050
Discover Bank 8.7% 11/18/19		12,480,000	14,747,429
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		5,750,000	5,785,938
Export-Import Bank of Korea:
5.125% 2/14/11		2,920,000	2,965,240
5.25% 2/10/14 (f)		565,000	614,562
5.5% 10/17/12		2,256,000	2,404,097
Fifth Third Bancorp:
4.5% 6/1/18		145,000	143,367
8.25% 3/1/38		3,929,000	4,683,812
Fifth Third Capital Trust IV 6.5% 4/15/67 (l)		3,725,000	3,212,813
HBOS PLC 6.75% 5/21/18 (f)		6,067,000	5,933,162
HSBC Holdings PLC:
0.7336% 10/6/16 (l)		1,143,000	1,092,989
6.5% 9/15/37		8,400,000	9,705,654
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
HSBK (Europe) B.V. 9.25% 10/16/13 (f)		$ 2,345,000	$ 2,558,981
JPMorgan Chase Bank 6% 10/1/17		10,795,000	12,178,293
Kazkommerts International BV 8.5% 4/16/13 (f)		1,245,000	1,220,100
KeyBank NA:
5.8% 7/1/14		8,672,000	9,468,107
6.95% 2/1/28		1,977,000	2,119,680
7% 2/1/11		1,124,000	1,149,478
KeyBank NA, Cleveland 5.45% 3/3/16		3,939,000	4,207,919
Korea Development Bank 4.625% 9/16/10		1,833,000	1,835,526
Manufacturers & Traders Trust Co. 2.033% 4/1/13 (f)(l)		720,797	708,619
Marshall & Ilsley Bank:
4.85% 6/16/15		4,206,000	3,994,956
5% 1/17/17		5,275,000	5,003,374
5.25% 9/4/12		3,100,000	3,146,562
PNC Funding Corp.:
0.615% 1/31/12 (l)		3,707,000	3,695,616
3.625% 2/8/15		2,779,000	2,920,715
Regions Bank 6.45% 6/26/37		7,653,000	6,762,635
Regions Financial Corp.:
5.75% 6/15/15		1,964,000	1,994,911
7.75% 11/10/14		6,185,000	6,670,615
RSHB Capital SA 9% 6/11/14 (f)		405,000	460,688
Standard Chartered Bank 6.4% 9/26/17 (f)		3,365,000	3,768,834
The State Export-Import Bank of Ukraine JSC 8.4% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		485,000	463,175
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (f)(l)		1,437,000	1,385,012
UnionBanCal Corp. 5.25% 12/16/13		662,000	716,818
Wachovia Bank NA:
4.875% 2/1/15		1,408,000	1,514,335
6.6% 1/15/38		9,000,000	10,227,663
Wachovia Corp.:
0.6363% 4/23/12 (l)		543,000	539,622
5.625% 10/15/16		3,399,000	3,750,450
5.75% 6/15/17		2,933,000	3,292,844
Wells Fargo & Co.:
3.625% 4/15/15		10,194,000	10,668,072
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.: - continued
3.75% 10/1/14		$ 4,016,000	$ 4,232,615
Zions Bancorp. 7.75% 9/23/14		3,590,000	3,771,467
			232,031,082
Consumer Finance - 1.1%
Capital One Bank USA NA 8.8% 7/15/19		2,359,000	2,989,801
Capital One Financial Corp. 5.7% 9/15/11		5,251,000	5,466,758
Discover Financial Services:
6.45% 6/12/17		9,775,000	10,433,473
10.25% 7/15/19		11,089,000	13,964,965
Ford Motor Credit Co. LLC:
6.625% 8/15/17		2,655,000	2,694,825
7% 4/15/15		2,970,000	3,051,675
8% 6/1/14		1,065,000	1,126,238
8% 12/15/16		2,135,000	2,319,285
8.125% 1/15/20		1,780,000	1,948,173
12% 5/15/15		3,440,000	4,059,200
General Electric Capital Corp.:
5.625% 9/15/17		5,858,000	6,470,782
5.625% 5/1/18		25,000,000	27,576,100
5.875% 1/14/38		14,000,000	14,435,022
6.375% 11/15/67 (l)		9,000,000	8,640,000
GMAC LLC:
6.75% 12/1/14		4,595,000	4,549,050
8% 12/31/18		975,000	938,438
8% 11/1/31		2,190,000	2,146,200
Household Finance Corp. 6.375% 10/15/11		1,860,000	1,964,744
HSBC Finance Corp.:
5.25% 1/14/11		1,308,000	1,328,279
5.25% 1/15/14		1,054,000	1,128,579
National Money Mart Co. 10.375% 12/15/16		2,975,000	3,101,438
ORIX Corp. 5.48% 11/22/11		385,000	401,187
SLM Corp.:
0.7278% 10/25/11 (l)		12,343,000	11,739,205
0.7371% 3/15/11 (l)		112,000	110,905
8% 3/25/20		5,103,000	4,465,227
			137,049,549
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 1.7%
Azovstal Capital BV 9.125% 2/28/11		$ 375,000	$ 375,938
Bank of America Corp.:
5.75% 12/1/17		4,590,000	4,859,249
8% (l)		970,000	979,700
8.125% (l)		1,290,000	1,309,350
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		540,000	534,600
Calpine Construction Finance Co. LP 8% 6/1/16 (f)		2,835,000	2,962,575
CCO Holdings LLC/CCO Holdings Capital Corp. 7.875% 4/30/18 (f)		865,000	890,950
Citigroup, Inc.:
4.75% 5/19/15		30,435,000	31,353,620
5.375% 8/9/20		10,933,000	11,042,264
5.5% 4/11/13		13,549,000	14,385,434
6.125% 5/15/18		15,634,000	16,878,920
6.5% 1/18/11		1,307,000	1,334,430
6.5% 8/19/13		10,774,000	11,783,222
City of Buenos Aires 12.5% 4/6/15 (f)		2,335,000	2,440,075
GMAC, Inc. 8% 3/15/20 (f)		4,700,000	4,805,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		2,605,000	2,591,975
8% 1/15/18		4,655,000	4,631,725
ILFC E-Capital Trust II 6.25% 12/21/65 (f)(l)		1,250,000	793,750
Ineos Finance PLC 9% 5/15/15 (f)		1,715,000	1,766,450
International Lease Finance Corp.:
5.4% 2/15/12		2,864,000	2,803,140
5.625% 9/20/13		380,000	356,725
5.65% 6/1/14		11,820,000	10,963,050
6.375% 3/25/13		1,858,000	1,795,293
6.625% 11/15/13		4,281,000	4,120,463
JPMorgan Chase & Co.:
4.891% 9/1/15 (l)		2,729,000	2,714,083
4.95% 3/25/20		17,148,000	18,130,049
LBI Escrow Corp. 8% 11/1/17 (f)		3,820,000	4,106,500
Myriad International Holding BV 6.375% 7/28/17 (f)		855,000	871,031
NSG Holdings II, LLC 7.75% 12/15/25 (f)		9,115,000	8,066,775
Offshore Group Investment Ltd. 11.5% 8/1/15 (f)		1,985,000	1,980,038
PHH Corp. 9.25% 3/1/16 (f)		1,610,000	1,618,050
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)		$ 1,090,000	$ 1,064,073
5.5% 1/15/14 (f)		695,000	702,683
5.7% 4/15/17 (f)		1,696,000	1,557,593
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		460,000	483,000
Sunwest Management, Inc. 7.9726% 2/10/15		364,436	278,648
Teachers Insurance & Annuity Association of America 6.85% 12/16/39 (f)		6,200,000	7,784,298
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,680,254
5.15% 3/15/20		3,681,000	4,021,680
TMK Capital SA 10% 7/29/11		1,700,000	1,763,750
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (f)		1,235,000	1,343,063
TransCapitalInvest Ltd. 5.67% 3/5/14 (f)		3,238,000	3,427,786
UPC Germany GmbH 8.125% 12/1/17 (f)		1,950,000	2,006,160
Volkswagen International Finance NV 4% 8/12/20 (f)		5,602,000	5,800,109
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(l)		5,121,570	5,293,996
ZFS Finance USA Trust II 6.45% 12/15/65 (f)(l)		5,755,000	5,294,600
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(l)		1,673,000	1,497,921
ZFS Finance USA Trust V 6.5% 5/9/67 (f)(l)		3,125,000	2,828,125
			221,072,913
Insurance - 1.2%
Allstate Corp.:
5.55% 5/9/35		7,505,000	7,927,922
6.2% 5/16/14		6,893,000	8,010,335
American International Group, Inc. 8.175% 5/15/68 (l)		7,875,000	6,752,813
Assurant, Inc. 5.625% 2/15/14		1,912,000	2,040,376
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	598,978
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(l)		1,491,000	1,408,995
Jackson National Life Global Funding 5.375% 5/8/13 (f)		753,000	816,864
Liberty Mutual Group, Inc. 6.5% 3/15/35 (f)		594,000	541,239
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (f)		7,475,000	10,643,271
MetLife, Inc.:
2.375% 2/6/14		5,900,000	5,924,951
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
MetLife, Inc.: - continued
4.75% 2/8/21		$ 4,032,000	$ 4,219,359
5% 6/15/15		1,163,000	1,274,925
5.875% 2/6/41		3,113,000	3,405,298
6.125% 12/1/11		990,000	1,047,635
6.75% 6/1/16		7,610,000	8,966,307
Metropolitan Life Global Funding I:
5.125% 4/10/13 (f)		559,000	608,912
5.125% 6/10/14 (f)		6,751,000	7,479,784
Monumental Global Funding II 5.65% 7/14/11 (f)		1,652,000	1,696,647
Monumental Global Funding III 5.5% 4/22/13 (f)		2,202,000	2,383,696
New York Life Insurance Co. 6.75% 11/15/39 (f)		4,378,000	5,595,539
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)		5,160,000	6,096,421
Pacific Life Global Funding 5.15% 4/15/13 (f)		11,281,000	12,135,107
Pacific Life Insurance Co. 9.25% 6/15/39 (f)		7,656,000	9,871,019
Pacific LifeCorp 6% 2/10/20 (f)		5,766,000	6,234,764
Prudential Financial, Inc.:
3.625% 9/17/12		11,000,000	11,414,392
4.75% 9/17/15		11,000,000	11,799,700
5.15% 1/15/13		2,167,000	2,317,301
5.4% 6/13/35		452,000	445,282
5.5% 3/15/16		425,000	464,527
5.7% 12/14/36		384,000	393,492
6.2% 1/15/15		1,180,000	1,326,600
7.375% 6/15/19		3,230,000	3,931,550
8.875% 6/15/38 (l)		1,915,000	2,087,350
Symetra Financial Corp. 6.125% 4/1/16 (f)		5,181,000	5,343,942
The Chubb Corp. 5.75% 5/15/18		4,035,000	4,656,721
			159,862,014
Real Estate Investment Trusts - 0.5%
AvalonBay Communities, Inc.:
4.95% 3/15/13		367,000	389,761
5.5% 1/15/12		1,759,000	1,855,372
Camden Property Trust:
5.375% 12/15/13		4,073,000	4,387,831
5.875% 11/30/12		670,000	718,816
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.:
5.25% 4/15/11		$ 3,363,000	$ 3,373,002
5.375% 10/15/12		3,206,000	3,201,835
7.5% 4/1/17		4,686,000	4,717,912
7.875% 9/1/20		323,000	328,857
Duke Realty LP:
4.625% 5/15/13		949,000	985,287
5.875% 8/15/12		1,017,000	1,068,241
Equity One, Inc.:
6% 9/15/17		890,000	916,883
6.25% 12/15/14		5,251,000	5,624,493
6.25% 1/15/17		494,000	516,620
Federal Realty Investment Trust:
5.4% 12/1/13		441,000	478,941
5.9% 4/1/20		2,450,000	2,731,850
6% 7/15/12		2,933,000	3,146,308
6.2% 1/15/17		620,000	700,637
HMB Capital Trust V 4.1371% 12/15/36 (b)(f)(l)		270,000	0
HRPT Properties Trust:
5.75% 11/1/15		890,000	942,313
6.25% 6/15/17		1,232,000	1,292,825
6.65% 1/15/18		656,000	703,528
Omega Healthcare Investors, Inc.:
7% 4/1/14		7,000,000	7,140,000
7% 1/15/16		3,060,000	3,128,850
Rouse Co.:
5.375% 11/26/13 (b)		145,000	165,300
7.2% 9/15/12 (b)		10,000	11,975
Senior Housing Properties Trust:
6.75% 4/15/20		2,325,000	2,383,125
8.625% 1/15/12		250,000	262,500
UDR, Inc. 5.5% 4/1/14		5,222,000	5,584,431
Washington (REIT) 5.95% 6/15/11		3,701,000	3,809,883
			60,567,376
Real Estate Management & Development - 1.1%
AMB Property LP 5.9% 8/15/13		2,580,000	2,749,996
Arden Realty LP 5.2% 9/1/11		1,339,000	1,377,247
BioMed Realty LP 6.125% 4/15/20 (f)		3,359,000	3,629,913
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP:
5.625% 12/15/10		$ 4,192,000	$ 4,233,220
5.7% 5/1/17		5,943,000	6,021,263
5.75% 4/1/12		2,512,000	2,595,115
Colonial Properties Trust 6.875% 8/15/12		4,000,000	4,130,000
Colonial Realty LP 6.05% 9/1/16		2,000,000	1,934,624
Digital Realty Trust LP 4.5% 7/15/15 (f)		4,981,000	5,044,035
Duke Realty LP:
5.4% 8/15/14		5,421,000	5,715,604
5.625% 8/15/11		3,706,000	3,787,358
5.95% 2/15/17		1,109,000	1,189,161
6.25% 5/15/13		14,424,000	15,589,312
6.5% 1/15/18		3,795,000	4,152,569
6.75% 3/15/20		10,000,000	11,177,250
ERP Operating LP:
4.75% 7/15/20		6,820,000	7,138,992
5.25% 9/15/14		1,310,000	1,446,619
5.375% 8/1/16		2,768,000	3,048,191
5.5% 10/1/12		3,655,000	3,944,001
5.75% 6/15/17		11,387,000	12,856,572
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	91,000
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	632,677
Host Hotels & Resorts LP 9% 5/15/17		2,135,000	2,316,475
Liberty Property LP:
5.125% 3/2/15		1,190,000	1,257,632
5.5% 12/15/16		1,523,000	1,640,796
6.625% 10/1/17		4,264,000	4,879,837
Mack-Cali Realty LP 7.75% 2/15/11		976,000	999,534
Post Apartment Homes LP 6.3% 6/1/13		3,812,000	4,116,240
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,553,931
Regency Centers LP:
4.95% 4/15/14		611,000	641,372
5.25% 8/1/15		2,133,000	2,283,037
5.875% 6/15/17		1,056,000	1,144,370
Simon Property Group LP:
4.2% 2/1/15		3,659,000	3,910,886
6.75% 2/1/40		6,410,000	7,656,207
Tanger Properties LP:
6.125% 6/1/20		4,395,000	4,836,482
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP: - continued
6.15% 11/15/15		$ 824,000	$ 910,852
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (f)		2,455,000	2,553,200
Ventas Realty LP:
6.5% 6/1/16		105,000	107,100
6.5% 6/1/16		450,000	459,000
6.625% 10/15/14		3,505,000	3,610,150
6.75% 4/1/17		250,000	257,500
			149,619,320
Thrifts & Mortgage Finance - 0.5%
Bank of America Corp.:
3.7% 9/1/15		4,630,000	4,621,360
5.625% 7/1/20		18,255,000	18,820,814
5.65% 5/1/18		12,000,000	12,477,804
6.5% 8/1/16		9,000,000	10,059,381
First Niagara Financial Group, Inc. 6.75% 3/19/20		7,320,000	8,035,501
Independence Community Bank Corp.:
2.353% 4/1/14 (l)		4,218,000	4,058,142
4.9% 9/23/10		1,696,000	1,698,948
Wrightwood Capital LLC 10.5% 6/1/14 (b)(f)		100,000	38,000
			59,809,950
TOTAL FINANCIALS			1,227,231,469
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.1%
Biomet, Inc.:
10% 10/15/17		4,825,000	5,235,125
10.375% 10/15/17 pay-in-kind (l)		3,155,000	3,423,175
			8,658,300
Health Care Providers & Services - 0.4%
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,748,691
6.3% 8/15/14		3,618,000	3,858,420
DASA Finance Corp. 8.75% 5/29/18 (f)		585,000	655,785
Express Scripts, Inc.:
5.25% 6/15/12		7,157,000	7,635,474
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc.: - continued
6.25% 6/15/14		$ 2,629,000	$ 3,031,048
HCA, Inc.:
8.5% 4/15/19		1,760,000	1,922,800
9.125% 11/15/14		3,905,000	4,110,013
9.25% 11/15/16		4,905,000	5,236,088
9.625% 11/15/16 pay-in-kind (l)		11,255,066	12,014,783
Psychiatric Solutions, Inc. 7.75% 7/15/15		420,000	425,250
Rural/Metro Corp. 12.75% 3/15/16		995,000	1,047,337
Skilled Healthcare Group, Inc. 11% 1/15/14		64,000	55,680
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	10,475
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc.:
8% 2/1/18		4,570,000	4,478,600
8% 2/1/18 (f)		2,330,000	2,283,400
			48,513,844
Health Care Technology - 0.0%
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14		7,885,000	8,456,663
Pharmaceuticals - 0.1%
Mylan, Inc.:
7.625% 7/15/17 (f)		1,115,000	1,156,813
7.875% 7/15/20 (f)		995,000	1,042,263
Novartis Capital Corp. 4.125% 2/10/14		2,930,000	3,204,564
Roche Holdings, Inc. 5% 3/1/14 (f)		5,943,000	6,633,553
Valeant Pharmaceuticals International 7.625% 3/15/20 (f)		1,720,000	2,072,600
			14,109,793
TOTAL HEALTH CARE			79,738,600
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
6.375% 6/1/19 (f)		8,071,000	9,460,108
6.4% 12/15/11 (f)		818,000	865,026
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
BE Aerospace, Inc. 8.5% 7/1/18		$ 2,875,000	$ 3,076,250
Esterline Technologies Corp. 7% 8/1/20 (f)		1,105,000	1,124,338
			14,525,722
Airlines - 0.4%
Air Canada 9.25% 8/1/15 (f)		4,265,000	4,201,025
American Airlines, Inc. 10.5% 10/15/12 (f)		3,200,000	3,400,000
American Airlines, Inc. pass-thru trust certificates:
6.977% 11/23/22		934,236	789,430
6.978% 10/1/12		178,326	179,663
8.608% 10/1/12		960,000	960,000
10.375% 7/2/19		1,878,805	2,151,232
AMR Corp. 9% 8/1/12		485,000	473,481
Continental Airlines, Inc.:
pass-thru trust certificates:
7.875% 7/2/18		792,960	745,382
9.798% 4/1/21		615,180	602,877
6.648% 3/15/19		2,820,535	2,858,613
6.75% 9/15/15 (f)		3,405,000	3,379,463
6.82% 5/1/18		221,731	221,731
6.9% 7/2/19		817,032	839,501
Continental Airlines, Inc. 9.25% 5/10/17		3,060,000	3,182,400
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		338,024	347,320
7.57% 11/18/10		11,016,000	11,126,160
8.021% 8/10/22		1,640,643	1,613,573
8.954% 8/10/14		2,174,767	2,231,311
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		910,740	919,847
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19		1,918,309	1,815,679
8.36% 7/20/20		1,320,837	1,318,856
United Air Lines, Inc.:
9.875% 8/1/13 (f)		785,000	834,063
12% 11/1/13 (f)		995,000	1,064,650
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		838,014	754,212
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates: - continued
9.75% 1/15/17		$ 2,284,141	$ 2,529,686
12% 1/15/16 (f)		828,962	902,491
			49,442,646
Building Products - 0.0%
Building Materials Corp. of America 6.875% 8/15/18 (f)		2,550,000	2,499,000
Commercial Services & Supplies - 0.2%
ACCO Brands Corp. 10.625% 3/15/15		795,000	876,488
ARAMARK Corp.:
3.9656% 2/1/15 (l)		5,440,000	4,977,600
8.5% 2/1/15		1,775,000	1,828,250
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (f)		955,000	977,634
International Lease Finance Corp.:
6.5% 9/1/14 (f)		1,620,000	1,656,450
6.75% 9/1/16 (f)		1,620,000	1,652,400
8.625% 9/15/15 (f)		2,745,000	2,765,588
8.75% 3/15/17 (f)		3,990,000	4,019,925
8.875% 9/1/17		4,870,000	4,918,700
			23,673,035
Construction & Engineering - 0.0%
Amsted Industries, Inc. 8.125% 3/15/18 (f)		2,535,000	2,579,363
Odebrecht Finance Ltd. 7% 4/21/20 (f)		460,000	487,600
Odebrecht Overseas Ltd. 9.625%		250,000	253,125
			3,320,088
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17		17,730,000	19,892,812
Otter Tail Corp. 9% 12/15/16		2,410,000	2,578,700
Sequa Corp.:
11.75% 12/1/15 (f)		1,415,000	1,464,525
13.5% 12/1/15 pay-in-kind (f)		901,711	944,542
			24,880,579
Machinery - 0.1%
Accuride Corp. 9.5% 8/1/18 (f)		1,515,000	1,552,875
ArvinMeritor, Inc. 8.125% 9/15/15		3,250,000	3,258,125
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Navistar International Corp. 8.25% 11/1/21		$ 2,655,000	$ 2,761,200
RBS Global, Inc./Rexnord Corp.:
8.5% 5/1/18		2,960,000	2,989,600
11.75% 8/1/16		1,860,000	1,990,200
SPX Corp. 6.875% 9/1/17 (f)		3,260,000	3,333,350
			15,885,350
Marine - 0.1%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (f)		1,970,000	2,038,950
9.5% 12/15/14		3,070,000	3,062,325
			5,101,275
Professional Services - 0.0%
FTI Consulting, Inc. 7.625% 6/15/13		1,395,000	1,412,438
Road & Rail - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		4,105,000	4,105,000
7.75% 5/15/16		3,025,000	2,934,250
Hertz Corp.:
8.875% 1/1/14		6,065,000	6,231,788
10.5% 1/1/16		2,240,000	2,374,400
Kansas City Southern de Mexico, SA de CV 12.5% 4/1/16		1,135,000	1,362,000
Swift Transportation Co., Inc. 12.5% 5/15/17 (f)		2,780,000	2,766,100
			19,773,538
Trading Companies & Distributors - 0.0%
Aircastle Ltd. 9.75% 8/1/18 (f)		495,000	501,188
TOTAL INDUSTRIALS			161,014,859
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Avaya, Inc.:
9.75% 11/1/15		1,955,000	1,842,588
10.125% 11/1/15 pay-in-kind (l)		6,052,385	5,719,504
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc.:
6.45% 3/15/29		$ 5,400,000	$ 3,645,000
6.5% 1/15/28		1,940,000	1,309,500
			12,516,592
Computers & Peripherals - 0.0%
Seagate HDD Cayman 6.875% 5/1/20 (f)		1,015,000	995,969
Seagate Technology HDD Holdings 6.8% 10/1/16		4,140,000	4,181,400
			5,177,369
Electronic Equipment & Components - 0.1%
Intcomex, Inc. 13.25% 12/15/14 (f)		1,510,000	1,593,050
Jabil Circuit, Inc.:
7.75% 7/15/16		2,915,000	3,140,913
8.25% 3/15/18		1,025,000	1,114,688
Tyco Electronics Group SA:
5.95% 1/15/14		2,950,000	3,300,271
6% 10/1/12		3,877,000	4,195,879
6.55% 10/1/17		1,383,000	1,617,597
			14,962,398
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		2,530,000	2,656,500
Terremark Worldwide, Inc. 12% 6/15/17		3,465,000	3,898,125
			6,554,625
IT Services - 0.0%
Fidelity National Information Services, Inc.:
7.625% 7/15/17 (f)		800,000	832,000
7.875% 7/15/20 (f)		1,070,000	1,123,500
SunGard Data Systems, Inc. 10.25% 8/15/15		3,795,000	3,956,288
			5,911,788
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27		8,230,000	8,401,439
Xerox Corp. 5.5% 5/15/12		1,602,000	1,709,654
			10,111,093
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 7.75% 8/1/20 (f)		2,085,000	2,069,363
Amkor Technology, Inc. 7.375% 5/1/18 (f)		2,060,000	2,054,850
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor, Inc.:
9.125% 12/15/14 pay-in-kind (l)		$ 1,966,560	$ 1,819,068
9.25% 4/15/18 (f)		2,385,000	2,385,000
10.125% 12/15/16		3,320,000	2,739,000
Viasystems, Inc. 12% 1/15/15 (f)		1,590,000	1,729,125
			12,796,406
TOTAL INFORMATION TECHNOLOGY			68,030,271
MATERIALS - 1.1%
Chemicals - 0.5%
Berry Plastics Corp.:
5.2759% 2/15/15 (l)		1,975,000	1,856,500
8.25% 11/15/15		3,805,000	3,805,000
8.875% 9/15/14		2,455,000	2,332,250
9.5% 5/15/18 (f)		3,800,000	3,524,500
Braskem Finance Ltd. 7% 5/7/20 (f)		410,000	426,400
Dow Chemical Co.:
4.85% 8/15/12		9,460,000	9,983,904
7.6% 5/15/14		16,104,000	18,774,639
Huntsman International LLC:
5.5% 6/30/16		3,195,000	2,979,338
8.625% 3/15/20 (f)		1,700,000	1,700,000
Lubrizol Corp. 8.875% 2/1/19		928,000	1,193,068
Lyondell Chemical Co. 11% 5/1/18		3,955,000	4,296,119
NOVA Chemicals Corp.:
3.7476% 11/15/13 (l)		2,720,000	2,529,600
6.5% 1/15/12		2,290,000	2,341,525
8.375% 11/1/16		2,825,000	2,888,563
8.625% 11/1/19		1,935,000	2,012,400
			60,643,806
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		1,833,000	2,014,920
Texas Industries, Inc. 9.25% 8/15/20 (f)		3,100,000	3,084,500
			5,099,420
Containers & Packaging - 0.1%
Crown Cork & Seal, Inc. 7.375% 12/15/26		4,250,000	4,016,250
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Pactiv Corp.:
5.875% 7/15/12		$ 1,713,000	$ 1,816,948
6.4% 1/15/18		1,749,000	1,813,772
Vitro SAB de CV 8.625% 2/1/12 (b)		6,915,000	3,388,350
			11,035,320
Metals & Mining - 0.5%
Algoma Acquisition Corp. 9.875% 6/15/15 (f)		1,200,000	1,050,000
Anglo American Capital PLC 9.375% 4/8/14 (f)		5,953,000	7,240,830
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12		1,975,000	2,096,439
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)		2,002,000	2,208,290
CSN Islands XI Corp. 6.875% 9/21/19 (f)		1,500,000	1,605,000
Edgen Murray Corp. 12.25% 1/15/15 (f)		4,970,000	4,100,250
Essar Steel Algoma, Inc. 9.375% 3/15/15 (f)		3,100,000	3,061,250
Evraz Group SA 8.875% 4/24/13 (f)		2,055,000	2,142,338
FMG Finance Property Ltd.:
10% 9/1/13 (f)		5,580,000	6,082,200
10.625% 9/1/16 (f)		789,000	931,020
McJunkin Red Man Corp. 9.5% 12/15/16 (f)		5,660,000	5,009,100
Metinvest BV 10.25% 5/20/15 (f)		810,000	838,350
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13		3,264,000	3,633,237
6.5% 7/15/18		1,458,000	1,726,266
Severstal Columbus LLC 10.25% 2/15/18 (f)		2,940,000	3,057,600
Southern Copper Corp. 6.75% 4/16/40		1,025,000	1,101,875
Steel Dynamics, Inc.:
6.75% 4/1/15		2,240,000	2,268,000
7.375% 11/1/12		1,985,000	2,094,175
Tube City IMS Corp. 9.75% 2/1/15		1,700,000	1,738,250
United States Steel Corp. 6.65% 6/1/37		2,648,000	2,330,240
Vale Overseas Ltd. 6.25% 1/23/17		5,007,000	5,614,199
			59,928,909
Paper & Forest Products - 0.0%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20		1,165,000	1,188,300
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Verso Paper Holdings LLC/Verso Paper, Inc.:
9.125% 8/1/14		$ 1,345,000	$ 1,297,925
11.5% 7/1/14		3,795,000	4,041,675
			6,527,900
TOTAL MATERIALS			143,235,355
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.5%
Alestra SA de RL de CV 11.75% 8/11/14		1,185,000	1,309,425
AT&T, Inc.:
2.5% 8/15/15		7,000,000	7,076,244
5.8% 2/15/19		5,216,000	6,152,126
6.3% 1/15/38		31,601,000	36,261,926
BellSouth Capital Funding Corp. 7.875% 2/15/30		899,000	1,136,310
British Telecommunications PLC 9.375% 12/15/10 (e)		2,717,000	2,777,652
CenturyTel, Inc. 7.6% 9/15/39		7,184,000	6,999,350
Citizens Communications Co.:
7.875% 1/15/27		925,000	901,875
9% 8/15/31		2,260,000	2,299,550
Frontier Communications Corp.:
7.875% 4/15/15		1,545,000	1,626,113
8.125% 10/1/18		3,615,000	3,831,900
8.25% 5/1/14		2,245,000	2,421,682
8.25% 4/15/17		2,270,000	2,423,225
8.5% 4/15/20		775,000	817,625
Global Crossing Ltd. 12% 9/15/15		2,160,000	2,397,816
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		710,000	763,250
Intelsat Bermuda Ltd. 12% 2/4/17 pay-in-kind (l)		7,164,320	7,376,016
Intelsat Ltd.:
6.5% 11/1/13		3,700,000	3,533,500
7.625% 4/15/12		3,665,000	3,710,813
11.25% 6/15/16		1,635,000	1,753,538
Qwest Communications International, Inc.:
7.125% 4/1/18 (f)		2,450,000	2,529,625
7.5% 2/15/14		1,310,000	1,334,563
8% 10/1/15 (f)		2,050,000	2,203,750
Sprint Capital Corp. 6.875% 11/15/28		15,285,000	12,762,975
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA:
4.95% 9/30/14		$ 3,208,000	$ 3,372,439
5.25% 10/1/15		1,177,000	1,253,090
6.999% 6/4/18		1,793,000	2,028,955
7.175% 6/18/19		14,000,000	16,139,102
7.2% 7/18/36		7,240,000	7,798,378
Telefonica Emisiones SAU:
5.134% 4/27/20		10,000,000	10,780,330
6.421% 6/20/16		1,162,000	1,339,544
U.S. West Communications 7.5% 6/15/23		3,760,000	3,797,600
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	7,072,614
6.25% 4/1/37		2,348,000	2,684,142
6.4% 2/15/38		7,621,000	8,930,981
6.9% 4/15/38		6,295,000	7,794,664
Verizon New England, Inc. 6.5% 9/15/11		891,000	940,002
Verizon New York, Inc. 6.875% 4/1/12		2,653,000	2,866,620
Wind Acquisition Finance SA 11.75% 7/15/17 (f)		4,535,000	4,988,500
			196,187,810
Wireless Telecommunication Services - 1.0%
Cleveland Unlimited, Inc. 13.5% 12/15/10 (f)(l)		1,260,000	1,260,000
Cricket Communications, Inc.:
7.75% 5/15/16		2,905,000	2,999,413
9.375% 11/1/14		1,185,000	1,199,813
Digicel Group Ltd.:
8.25% 9/1/17 (f)		2,020,000	2,060,400
8.875% 1/15/15 (f)		4,030,000	4,050,150
9.125% 1/15/15 pay-in-kind (f)(l)		3,070,000	3,085,350
12% 4/1/14 (f)		3,545,000	4,050,163
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14		9,282,000	10,028,291
5.875% 10/1/19		11,570,000	12,988,227
6.35% 3/15/40		3,541,000	3,908,616
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16		4,770,000	5,068,125
11.5% 6/15/16		7,175,000	7,713,125
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (f)		550,000	565,125
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Subsidiary Holding Co. Ltd.: - continued
8.875% 1/15/15		$ 6,110,000	$ 6,308,575
MetroPCS Wireless, Inc.:
9.25% 11/1/14		4,060,000	4,222,400
9.25% 11/1/14		1,560,000	1,626,300
Millicom International Cellular SA 10% 12/1/13		3,755,000	3,877,038
Mobile Telesystems Finance SA 8% 1/28/12 (f)		613,000	643,650
MTS International Funding Ltd. 8.625% 6/22/20 (f)		1,055,000	1,201,434
Nextel Communications, Inc.:
5.95% 3/15/14		6,545,000	6,324,106
6.875% 10/31/13		9,105,000	9,082,238
7.375% 8/1/15		4,995,000	4,945,050
NII Capital Corp.:
8.875% 12/15/19		2,695,000	2,897,125
10% 8/15/16		3,560,000	3,991,650
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		2,635,000	2,490,075
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		3,170,000	3,043,200
Sprint Nextel Corp. 6% 12/1/16		5,715,000	5,336,381
Telecom Personal SA 9.25% 12/22/10 (f)		1,455,000	1,484,100
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		1,545,000	1,641,563
Vodafone Group PLC:
5% 12/16/13		2,296,000	2,509,576
5.5% 6/15/11		2,760,000	2,860,370
			123,461,629
TOTAL TELECOMMUNICATION SERVICES			319,649,439
UTILITIES - 1.6%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17		1,753,000	2,054,719
Commonwealth Edison Co. 5.4% 12/15/11		2,948,000	3,107,838
EDP Finance BV:
4.9% 10/1/19 (f)		6,700,000	6,201,058
6% 2/2/18 (f)		9,619,000	9,633,198
Empresa Distribuidora y Comercializadora Norte SA 10.5% 10/9/17		295,000	306,800
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Solutions Corp.:
4.8% 2/15/15		$ 2,432,000	$ 2,593,619
6.05% 8/15/21		3,544,000	3,755,304
Illinois Power Co. 6.125% 11/15/17		3,112,000	3,590,507
Intergen NV 9% 6/30/17 (f)		5,270,000	5,414,925
IPALCO Enterprises, Inc. 7.25% 4/1/16 (f)		4,440,000	4,639,800
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		1,440,000	1,684,800
7.75% 1/20/20 (f)		850,000	1,015,750
8% 8/7/19 (f)		635,000	768,350
Mirant Americas Generation LLC:
8.5% 10/1/21		3,570,000	3,248,700
9.125% 5/1/31		3,775,000	3,383,344
National Power Corp. 6.875% 11/2/16 (f)		715,000	832,975
Nevada Power Co. 6.5% 5/15/18		790,000	947,291
Oncor Electric Delivery Co. 6.375% 5/1/12		2,731,000	2,944,742
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	865,006
PPL Capital Funding, Inc. 6.7% 3/30/67 (l)		8,250,000	7,734,375
Progress Energy, Inc.:
6% 12/1/39		10,303,000	11,798,099
7.1% 3/1/11		3,385,000	3,489,488
Sierra Pacific Power Co. 5.45% 9/1/13		1,560,000	1,710,568
			81,721,256
Gas Utilities - 0.1%
Dynegy Holdings, Inc. 7.5% 6/1/15 (f)		2,940,000	2,234,400
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,165,000	1,231,988
Southern Natural Gas Co. 5.9% 4/1/17 (f)		442,000	486,806
Texas Eastern Transmission Corp. 7.3% 12/1/10		3,100,000	3,147,551
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		1,410,000	1,381,800
			8,482,545
Independent Power Producers & Energy Traders - 0.3%
AES Corp.:
7.75% 3/1/14		5,400,000	5,616,000
7.75% 10/15/15		3,210,000	3,362,475
8% 10/15/17		2,575,000	2,723,063
9.75% 4/15/16		1,475,000	1,644,625
Duke Capital LLC 5.668% 8/15/14		2,055,000	2,288,684
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10% 12/1/20		$ 975,000	$ 934,781
Exelon Generation Co. LLC 5.35% 1/15/14		1,528,000	1,681,442
NRG Energy, Inc.:
7.375% 2/1/16		2,840,000	2,854,200
7.375% 1/15/17		3,225,000	3,249,188
8.25% 9/1/20 (f)		1,950,000	1,964,625
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (f)		720,000	874,800
7.39% 12/2/24 (f)		750,000	913,125
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	7,888,280
RRI Energy, Inc. 7.625% 6/15/14		8,000,000	7,860,000
			43,855,288
Multi-Utilities - 0.6%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		3,771,000	4,308,873
Dominion Resources, Inc.:
4.75% 12/15/10		3,931,000	3,977,814
6.3% 9/30/66 (l)		4,887,000	4,593,780
7.5% 6/30/66 (l)		9,539,000	9,729,780
DTE Energy Co. 7.05% 6/1/11		984,000	1,027,409
KeySpan Corp. 7.625% 11/15/10		494,000	500,914
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18		7,846,000	9,083,142
5.875% 10/1/12		2,921,000	3,179,479
6.5% 9/15/37		7,097,000	8,635,438
National Grid PLC 6.3% 8/1/16		1,314,000	1,540,556
NiSource Finance Corp.:
5.25% 9/15/17		843,000	912,221
5.4% 7/15/14		1,347,000	1,472,806
5.45% 9/15/20		854,000	915,076
6.4% 3/15/18		1,326,000	1,522,765
6.8% 1/15/19		6,774,000	7,986,946
7.875% 11/15/10		1,022,000	1,035,057
San Diego Gas & Electric Co. 4.5% 8/15/40		7,225,000	7,314,287
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp. 6.25% 5/15/67 (l)		$ 6,172,000	$ 5,832,540
WPS Resources Corp. 6.11% 12/1/66 (l)		882,000	798,210
			74,367,093
TOTAL UTILITIES			208,426,182
TOTAL NONCONVERTIBLE BONDS			3,115,242,525
TOTAL CORPORATE BONDS (Cost $2,810,059,325)			3,120,582,606
U.S. Government and Government Agency Obligations - 34.5%

U.S. Government Agency Obligations - 1.7%
Fannie Mae:
0.625% 9/24/12		770,000	768,996
1% 4/4/12		1,230,000	1,238,956
1% 9/23/13		35,637,000	35,688,887
1.25% 6/22/12		3,553,000	3,593,881
1.25% 8/20/13		50,501,000	50,983,689
5% 2/16/12		1,090,000	1,160,580
Federal Home Loan Bank:
1.625% 11/21/12		39,650,000	40,431,819
1.625% 3/20/13		23,140,000	23,614,694
Freddie Mac:
1.125% 7/27/12		330,000	333,152
1.75% 6/15/12		885,000	903,032
2.125% 3/23/12		75,000	76,834
3% 7/28/14		50,000,000	53,389,650
5.25% 7/18/11		10,730,000	11,199,083
Tennessee Valley Authority 5.375% 4/1/56		385,000	479,789
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			223,863,042
U.S. Treasury Inflation Protected Obligations - 4.0%
U.S. Treasury Inflation-Indexed Bonds 2.5% 1/15/29		20,304,800	23,889,110
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes:
1.375% 1/15/20		$ 255,139,898	$ 266,773,999
2.125% 2/15/40		78,258,048	88,318,624
2.625% 7/15/17 (p)		120,261,895	137,264,215
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			516,245,948
U.S. Treasury Obligations - 28.5%
U.S. Treasury Bonds:
4.25% 5/15/39		36,203,000	40,971,623
4.375% 11/15/39		19,090,000	22,037,019
4.375% 5/15/40		249,658,000	288,549,723
U.S. Treasury Notes:
0.75% 11/30/11		171,564,000	172,368,292
0.875% 2/29/12		119,396,000	120,254,457
1% 3/31/12		278,585,000	281,164,697
1.125% 1/15/12		38,423,000	38,816,221
1.375% 10/15/12		163,445,000	166,420,189
1.75% 3/31/14 (p)		125,000,000	128,779,250
1.875% 6/15/12		67,860,000	69,598,913
1.875% 4/30/14 (p)		42,760,000	44,226,540
1.875% 6/30/15		50,250,000	51,631,875
2.375% 9/30/14		171,534,000	180,486,016
2.375% 2/28/15		667,385,000	702,008,884
2.5% 3/31/15		100,000,000	105,758,000
2.5% 4/30/15		100,000,000	105,757,800
2.625% 7/31/14		625,000,000	663,916,250
2.625% 12/31/14		329,010,000	349,470,474
2.75% 2/15/19		80,000,000	83,175,040
3.5% 5/15/20		21,386,000	23,312,451
3.625% 2/15/20		26,742,000	29,441,284
TOTAL U.S. TREASURY OBLIGATIONS			3,668,144,998
Other Government Related - 0.3%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (g)		32,000,000	32,892,640
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,234,890,345)			4,441,146,628
U.S. Government Agency - Mortgage Securities - 12.6%
		Principal Amount (c)	Value
Fannie Mae - 10.9%
1.975% 4/1/36 (l)		$ 1,290,441	$ 1,335,770
2.593% 6/1/36 (l)		196,375	205,753
2.604% 10/1/33 (l)		1,187,621	1,229,262
3.5% 9/1/25 (h)(i)		6,000,000	6,220,589
3.5% 9/1/25 (h)(i)		6,000,000	6,220,589
3.5% 9/1/25 (h)		25,000,000	25,919,120
3.5% 10/1/25 (h)		6,000,000	6,195,745
3.5% 10/1/25 (h)		6,000,000	6,195,745
4% 9/1/25 (h)		19,000,000	19,952,968
4% 9/1/25 (h)		31,000,000	32,554,842
4% 9/1/25 (h)		9,000,000	9,451,406
4% 8/1/39		13,749,238	14,256,636
4.248% 7/1/37 (l)		531,997	560,148
4.5% 5/1/25 to 8/1/40 (h)		63,038,639	66,573,034
4.5% 9/1/25 (h)		8,000,000	8,463,750
4.5% 9/1/40 (h)		19,000,000	19,954,342
4.5% 9/1/40 (h)		3,000,000	3,150,686
4.5% 9/1/40 (h)		32,000,000	33,607,312
4.5% 9/1/40 (h)		60,000,000	63,013,710
5% 5/1/19 to 6/1/40		57,426,781	61,420,346
5% 9/1/25 (h)(i)		4,000,000	4,253,438
5% 9/1/25 (h)		17,000,000	18,077,110
5% 8/1/40 (h)(i)		40,000,000	42,546,876
5% 8/1/40 (h)(i)		12,000,000	12,764,063
5% 8/1/40 (h)(i)		670,000	712,032
5% 8/1/40 (h)(i)		1,160,000	1,232,771
5% 9/1/40 (h)(i)		54,000,000	57,345,467
5% 9/1/40 (h)		16,000,000	16,991,250
5% 9/1/40 (h)		1,000,000	1,061,953
5% 9/1/40 (h)		96,000,000	101,947,498
5% 9/1/40 (h)(i)		162,000,000	172,036,402
5% 9/1/40		4,180,000	4,442,228
5% 9/1/40		1,060,000	1,126,498
5.206% 12/1/35 (l)		750,548	789,733
5.303% 2/1/36 (l)		1,240,962	1,306,749
5.5% 3/1/18 to 3/1/40		154,342,361	166,395,937
5.5% 9/1/40 (h)(i)		209,000,000	223,450,385
6% 1/1/21 to 9/1/39		89,748,936	97,704,702
6% 9/1/40 (h)(i)		4,000,000	4,306,875
6% 9/1/40 (h)		14,000,000	15,074,063
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Fannie Mae - continued
6.5% 5/1/31 to 9/1/38		$ 43,539,765	$ 48,189,529
6.5% 9/1/40 (h)(i)		29,000,000	31,569,220
TOTAL FANNIE MAE			1,409,806,532
Freddie Mac - 0.7%
4.498% 11/1/35 (l)		5,136,002	5,372,762
4.5% 7/1/25 to 6/1/40		10,461,305	11,082,735
5% 4/1/38 to 6/1/40		15,138,369	16,222,127
5.416% 10/1/35 (l)		258,469	273,654
5.5% 11/1/17 to 12/1/35		18,040,186	19,420,954
6% 7/1/37		172,885	187,695
6% 9/1/40 (h)		24,000,000	25,796,251
6.5% 10/1/37 to 1/1/39		14,963,308	16,269,358
TOTAL FREDDIE MAC			94,625,536
Ginnie Mae - 1.0%
4% 6/15/39 to 3/15/40		5,847,492	6,110,569
4% 9/1/40 (h)		18,000,000	18,735,469
4% 9/1/40 (h)		13,000,000	13,543,733
4.5% 5/15/39 to 4/15/40		17,658,928	18,811,998
4.5% 9/1/40 (h)		26,000,000	27,576,250
4.5% 9/1/40 (h)(i)		14,000,000	14,848,750
4.5% 9/1/40 (h)		5,000,000	5,308,174
4.5% 9/1/40 (h)		3,000,000	3,184,904
4.5% 10/1/40 (h)		14,000,000	14,798,434
TOTAL GINNIE MAE			122,918,281
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,604,104,854)			1,627,350,349
Asset-Backed Securities - 2.4%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7338% 4/25/35 (l)		1,821,633	1,045,841
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0138% 3/25/34 (l)		129,064	123,864
Class M2, 1.9138% 3/25/34 (l)		483,000	314,347
Asset-Backed Securities - continued
		Principal Amount (c)	Value
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2005-HE2 Class M2, 0.7138% 4/25/35 (l)		$ 194,362	$ 173,182
Series 2006-HE2 Class M3, 0.6038% 5/25/36 (l)		20,708	807
Series 2006-OP1:
Class M4, 0.6338% 4/25/36 (l)		170,200	6,179
Class M5, 0.6538% 4/25/36 (l)		42,444	465
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.3963% 5/20/13 (l)		380,602	378,369
Series 2006-A6 Class A6, 0.2963% 9/20/13 (l)		752,069	747,656
Series 2006-A7 Class A7, 0.2863% 10/20/12 (l)		414,095	411,665
Series 2006-C1 Class C1, 0.7463% 10/20/14 (l)		111,256	20,582
Series 2007-A1 Class A, 0.3163% 1/20/15 (l)		277,839	276,209
Series 2007-A4 Class A4, 0.2963% 4/22/13 (l)		332,037	330,089
Series 2007-D1 Class D, 1.6663% 1/22/13 (f)(l)		2,590,000	0
Airspeed Ltd. Series 2007-1A Class C1, 2.7759% 6/15/32 (f)(l)		4,310,611	1,574,720
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (f)		4,310,000	4,398,730
Class A4, 3% 10/15/15 (f)		4,280,000	4,475,718
Ally Master Owner Trust:
Series 2010-2 Class A, 4.25% 4/15/17 (f)		10,170,000	10,728,942
Series 2010-3 Class A, 2.88% 4/15/15 (f)		9,160,000	9,408,537
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12		115,678	115,716
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/8/14		1,125,000	1,129,112
Class E, 6.96% 3/8/16 (f)		2,052,284	1,966,591
Series 2007-2M Class A3, 5.22% 6/8/12		59,017	59,238
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9638% 12/25/33 (l)		105,291	75,874
Series 2004-R2 Class M3, 0.8138% 4/25/34 (l)		153,470	16,966
Series 2005-R2 Class M1, 0.7138% 4/25/35 (l)		2,064,696	1,601,792
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (f)		123,000	108,701
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (f)		160,000	68,800
Class G, 9.75% 12/24/37 (f)		210,000	79,800
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6247% 3/23/19 (f)(l)		243,479	182,610
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7188% 3/25/34 (l)		$ 47,932	$ 32,565
Series 2004-W11 Class M2, 0.9638% 11/25/34 (l)		561,149	331,023
Series 2004-W7 Class M1, 0.8138% 5/25/34 (l)		1,542,998	699,266
Series 2006-W4 Class A2C, 0.4238% 5/25/36 (l)		1,452,507	499,955
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0888% 4/25/34 (l)		2,668,736	1,603,399
Series 2006-HE2 Class M1, 0.6338% 3/25/36 (l)		262,000	19,252
Axon Financial Funding Ltd. 1.1336% 4/4/17 (b)(f)(l)		7,217,000	72
Bank of America Auto Trust Series 2009-1A:
Class A3, 2.67% 7/15/13 (f)		9,500,000	9,648,576
Class A4, 3.52% 6/15/16 (f)		8,300,000	8,705,287
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.8713% 1/20/40 (f)(l)		255,840	244,966
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.2883% 12/1/41 (l)		1,050,048	1,048,231
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5483% 12/26/24 (l)		2,194,165	2,084,456
C-BASS Trust Series 2006-CB7 Class A2, 0.3238% 10/25/36 (l)		297,314	292,775
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11		1,772,225	1,783,624
Class C, 5.31% 6/15/12		1,634,000	1,659,499
Series 2007-1 Class C, 5.38% 11/15/12		582,000	607,963
Series 2007-SN2 Class A4, 1.3059% 5/16/11 (f)(l)		1,768,579	1,768,992
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.5659% 7/15/13 (l)		6,450,000	6,450,128
Series 2008-A3 Class A3, 5.05% 2/15/16		5,700,000	6,274,972
Series 2009-A2 Class A2, 3.2% 4/15/14		10,000,000	10,201,684
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7163% 7/20/39 (f)(l)		457,498	91,500
Class B, 1.0163% 7/20/39 (f)(l)		263,810	13,191
Class C, 1.3663% 7/20/39 (f)(l)		339,379	6,788
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (f)		859,000	843,968
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.7713% 1/20/37 (f)(l)		197,776	128,554
Capmark VII Ltd. Series 2006-7A Class H, 1.8259% 8/15/36 (f)(l)		514,280	0
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13		928,000	954,176
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5638% 7/25/36 (l)		$ 1,140,851	$ 116,814
Series 2006-NC2 Class M7, 1.1138% 6/25/36 (l)		425,500	17,463
Series 2006-NC3 Class M10, 2.2638% 8/25/36 (f)(l)		290,000	13,711
Series 2006-NC4 Class M1, 0.5638% 10/25/36 (l)		224,000	27,535
Series 2006-RFC1 Class M9, 2.1338% 5/25/36 (l)		186,369	11,059
Series 2007-RFC1 Class A3, 0.4038% 12/25/36 (l)		1,802,588	686,433
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4463% 5/20/17 (f)(l)		144,580	129,657
Series 2005-1A Class A1, 4.67% 5/20/17 (f)		455,437	460,219
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14		5,000,000	5,447,887
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (f)		18,750,000	18,816,868
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14		35,600,000	36,594,347
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5338% 5/25/37 (l)		765,389	34,601
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3238% 6/25/47 (l)		101,838	97,989
Series 2007-4 Class A1A, 0.4488% 9/25/37 (l)		635,585	591,481
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)		811,000	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5972% 3/25/32 (l)		11,800	5,044
Series 2004-3 Class M4, 1.2338% 4/25/34 (l)		159,665	57,520
Series 2004-4 Class M2, 1.0588% 6/25/34 (l)		587,945	308,400
Series 2005-3 Class MV1, 0.6838% 8/25/35 (l)		1,217,697	1,146,399
Series 2005-AB1 Class A2, 0.4738% 8/25/35 (l)		184,671	179,961
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (f)		596,362	606,485
Series 2007-C Class A3, 5.43% 5/15/12 (f)		62,959	63,316
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (f)		500,000	360,000
Class B2, 1.8872% 12/28/35 (f)(l)		500,000	297,500
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (f)		200,000	56,000
Crest G-Star LP/Crest G-Star Corp. Series 2001-1A Class A, 0.7694% 11/28/16 (f)(l)		495,193	463,006
Crest Ltd. Series 2002-IGA Class A, 0.9375% 7/28/17 (f)(l)		309,681	294,197
Asset-Backed Securities - continued
		Principal Amount (c)	Value
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (f)		$ 235,000	$ 218,806
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	477,526
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7759% 5/28/35 (l)		38,916	29,187
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4388% 8/25/34 (l)		290,872	132,620
Series 2006-3 Class 2A3, 0.4238% 11/25/36 (l)		6,074,620	2,176,732
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0888% 3/25/34 (l)		25,145	6,979
Series 2005-FF9 Class A3, 0.5438% 10/25/35 (l)		4,222,878	3,951,783
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (f)		1,175,000	1,208,395
Series 2006-C:
Class B, 5.3% 6/15/12		649,000	671,986
Class D, 6.89% 5/15/13 (f)		915,000	950,910
Series 2007-A Class D, 7.05% 12/15/13 (f)		970,000	1,026,409
Series 2009-D:
Class A3, 2.17% 10/15/13		5,400,000	5,481,620
Class A4, 2.98% 8/15/14		4,800,000	5,006,509
Series 2010-B Class A3, 0.98% 10/15/14		9,710,000	9,747,042
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8259% 6/15/13 (l)		772,000	760,117
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14		72,000	72,682
Series 2007-1:
Class A4, 5.03% 2/16/15		487,090	487,690
Class C, 5.43% 2/16/15		614,000	605,638
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7538% 1/25/35 (l)		948,695	329,746
Class M4, 0.9438% 1/25/35 (l)		363,547	39,885
Series 2006-D Class M1, 0.4938% 11/25/36 (l)		324,000	11,034
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6975% 2/25/47 (f)(l)		2,892,000	1,973,790
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)		2,121,254	1,697,003
GE Business Loan Trust:
Series 2003-1 Class A, 0.7059% 4/15/31 (f)(l)		274,592	241,641
Series 2006-2A:
Class A, 0.4559% 11/15/34 (f)(l)		2,364,061	1,903,069
Class B, 0.5559% 11/15/34 (f)(l)		853,970	512,382
Class C, 0.6559% 11/15/34 (f)(l)		1,419,263	567,705
Asset-Backed Securities - continued
		Principal Amount (c)	Value
GE Business Loan Trust: - continued
Series 2006-2A:
Class D, 1.0259% 11/15/34 (f)(l)		$ 538,940	$ 129,346
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4259% 9/15/17 (l)		1,151,000	1,134,533
Goal Capital Funding Trust Series 2007-1 Class C1, 0.9383% 6/25/42 (l)		739,000	596,958
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14		54,741	56,087
Class C, 5.74% 12/15/14		116,272	117,776
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (f)(l)		245,471	58,931
Class M1, 0.9138% 6/25/34 (l)		2,723,367	1,689,638
Series 2007-HE1 Class M1, 0.5138% 3/25/47 (l)		1,096,059	65,981
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6138% 4/25/36 (l)		203,374	4,632
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3438% 5/25/30 (f)(l)		653,491	169,908
Series 2006-3:
Class B, 0.6638% 9/25/46 (f)(l)		654,930	130,986
Class C, 0.8138% 9/25/46 (f)(l)		1,526,694	229,004
Class E, 1.9138% 9/25/46 (f)(l)		253,381	30,406
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5838% 8/25/33 (l)		457,719	291,593
Series 2003-3 Class M1, 1.5538% 8/25/33 (l)		812,279	561,780
Series 2003-5 Class A2, 0.9638% 12/25/33 (l)		32,929	18,533
Series 2005-5 Class 2A2, 0.5138% 11/25/35 (l)		148,852	145,853
Series 2006-1 Class 2A3, 0.4888% 4/25/36 (l)		1,770,250	1,704,449
Series 2006-3N Class B, 6.5% 8/27/36 (f)		250,000	0
Series 2006-8 Class 2A1, 0.3138% 3/25/37 (l)		9,923	9,732
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5563% 3/20/36 (l)		803,943	615,198
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4538% 1/25/37 (l)		1,522,035	471,788
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13		5,450,000	5,533,771
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5638% 7/25/36 (l)		204,000	8,991
Series 2007-CH1:
Class AV4, 0.3938% 11/25/36 (l)		1,520,141	1,156,269
Class MV1, 0.4938% 11/25/36 (l)		1,234,797	690,603
Series 2007-CH3 Class M1, 0.5638% 3/25/37 (l)		573,000	30,829
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Kent Funding III Ltd. Series 2006-3A Class D, 3.575% 10/29/47 (l)		$ 291,820	$ 29
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.8672% 12/27/29 (l)		832,716	693,396
Series 2006-A Class 2C, 1.6872% 3/27/42 (l)		3,243,000	500,140
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14		2,456,627	2,499,527
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3438% 6/25/34 (l)		157,259	107,025
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6938% 5/25/46 (f)(l)		250,000	55,000
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)		23,972	22,350
Class C, 5.691% 10/20/28 (f)		10,654	8,994
Class D, 6.01% 10/20/28 (f)		126,852	100,683
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5238% 10/25/36 (l)		545,328	32,815
Series 2007-HE1 Class M1, 0.5638% 5/25/37 (l)		784,792	42,864
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0138% 7/25/34 (l)		192,687	83,339
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13		214,554	217,389
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9138% 7/25/34 (l)		677,418	521,264
Series 2005-FM1 Class A2D, 0.6438% 5/25/36 (l)		12,012,304	11,073,703
Series 2006-FM1 Class A2B, 0.3738% 4/25/37 (l)		2,248,986	1,950,527
Series 2006-MLN1 Class A2A, 0.3338% 7/25/37 (l)		25,531	25,125
Series 2006-OPT1 Class A1A, 0.5238% 6/25/35 (l)		3,288,519	2,320,767
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6038% 8/25/34 (l)		57,368	38,274
Series 2004-NC8 Class M6, 1.5138% 9/25/34 (l)		32,622	15,943
Series 2005-NC1 Class M1, 0.7038% 1/25/35 (l)		399,800	205,379
Series 2005-NC2 Class B1, 1.4338% 3/25/35 (l)		416,362	48,880
Series 2007-HE2 Class M1, 0.5138% 1/25/37 (l)		263,000	7,589
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9744% 8/28/38 (f)(l)		220,000	138,600
Class C1B, 7.696% 8/28/38 (f)		63,000	38,058
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (n)		3,793,600	542,485
Series 2006-1 Class AIO, 5.5% 4/25/11 (n)		413,402	10,609
Series 2006-2 Class AIO, 6% 8/25/11 (n)		231,000	11,307
Asset-Backed Securities - continued
		Principal Amount (c)	Value
National Collegiate Student Loan Trust: - continued
Series 2006-3 Class AIO, 7.1% 1/25/12 (n)		$ 372,000	$ 28,830
Series 2006-4:
Class A1, 0.2938% 3/25/25 (l)		440,939	434,882
Class AIO, 6.35% 2/27/12 (n)		1,182,000	99,920
Class D, 1.3638% 5/25/32 (l)		2,481,000	34,910
Series 2007-1 Class AIO, 7.27% 4/25/12 (n)		1,589,000	170,818
Series 2007-2 Class AIO, 6.7% 7/25/12 (n)		1,351,000	158,683
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7738% 9/25/35 (l)		1,426,957	587,076
Series 2005-D Class M2, 0.7338% 2/25/36 (l)		827,339	106,920
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15		8,500,000	8,597,306
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3838% 3/25/36 (l)		37,564	37,427
Ocala Funding LLC Series 2006-1A Class A, 1.6663% 3/20/11 (b)(f)(l)		1,176,000	435,120
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3538% 5/25/37 (l)		107,092	103,457
Series 2007-6 Class 2A1, 0.3238% 7/25/37 (l)		199,223	192,239
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5138% 9/25/34 (l)		532,896	229,878
Class M4, 1.7138% 9/25/34 (l)		683,353	108,724
Series 2005-WCH1:
Class M2, 0.7838% 1/25/36 (l)		2,548,346	2,155,766
Class M3, 0.8238% 1/25/36 (l)		478,432	306,840
Class M4, 1.0938% 1/25/36 (l)		1,475,804	464,403
Series 2005-WHQ2:
Class M7, 1.5138% 5/25/35 (l)		1,883,145	27,924
Class M9, 2.1438% 5/25/35 (l)		290,989	719
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (f)		397,651	373,792
Class B, 4.846% 7/24/39 (f)		180,000	129,600
Class C, 5.08% 7/24/39 (f)		185,000	118,400
Providian Master Note Trust Series 2006-C1A Class C1, 0.8259% 3/15/15 (f)(l)		3,406,919	3,393,739
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4938% 12/25/36 (l)		566,000	22,463
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3338% 2/25/37 (l)		599,271	585,071
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.2138% 9/25/46 (f)(l)		$ 250,000	$ 11,250
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0638% 4/25/33 (l)		5,108	4,268
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0588% 3/25/35 (l)		1,673,086	1,097,076
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9838% 1/25/36 (l)		96,000	3,132
Series 2006-FR4 Class A2A, 0.3438% 8/25/36 (l)		49,108	22,764
Series 2007-NC1 Class A2A, 0.3138% 12/25/36 (l)		20,045	19,641
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4881% 3/20/19 (f)(l)		860,433	802,923
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4871% 6/15/33 (l)		1,272,000	76,768
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)		656,637	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4138% 9/25/34 (l)		74,810	17,801
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 0.5138% 11/25/37 (l)		11,515,175	10,918,888
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3538% 6/25/37 (l)		1,501,875	1,245,272
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)		1,012,699	1,017,762
Swift Master Auto Receivables Trust Series 2007-2 Class A, 0.9259% 10/15/12 (l)		2,867,000	2,863,984
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1238% 9/25/34 (l)		28,819	18,087
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (f)		349,000	331,550
Class IV, 6.84% 5/22/37 (f)		235,000	152,750
Series 2003-1A Class B2, 5.4802% 12/28/38 (f)		111,000	77,700
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0936% 4/6/42 (f)(l)		2,596,888	129,844
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13		659,323	673,968
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (f)		97,361	97,624
Series 2006-2A:
Class B, 5.29% 6/20/12 (f)		383,808	385,934
Class D, 5.54% 12/20/12 (f)		583,000	592,580
Class E, 7.05% 5/20/14 (f)		1,390,000	1,415,455
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7835% 9/25/26 (f)(l)		$ 400,000	$ 108,000
Series 2006-1A:
Class A1A, 0.7983% 9/25/26 (f)(l)		330,000	267,300
Class A1B, 0.8683% 9/25/26 (f)(l)		330,000	249,150
Class A2A, 0.7583% 9/25/26 (f)(l)		1,186,000	984,380
Class F, 1.6883% 9/25/26 (f)(l)		250,000	140,000
Class G, 1.8883% 9/25/26 (f)(l)		250,000	132,500
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)		887,552	0
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7759% 8/15/15 (f)(l)		8,530,177	8,453,875
Series 2007-A4A Class A4, 5.2% 10/15/14 (f)		10,589,000	10,645,906
Series 2007-A5A Class A5, 1.0259% 10/15/14 (f)(l)		1,500,000	1,500,552
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(f)		7,576	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2978% 10/25/44 (f)(l)		1,789,540	590,548
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 1.1891% 11/21/40 (f)(l)		305,000	18,300
TOTAL ASSET-BACKED SECURITIES (Cost $293,376,332)			303,926,817
Collateralized Mortgage Obligations - 1.8%

Private Sponsor - 1.8%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3276% 3/25/18 (l)		116,633	48,986
Series 2003-9 Class B5, 4.5164% 8/25/18 (f)		227,235	22,724
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.9575% 4/12/56 (f)(l)		1,428,375	857,025
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6987% 4/10/49 (l)		106,000	25,630
Class C, 5.6987% 4/10/49 (l)		281,000	47,381
Class D, 5.6987% 4/10/49 (l)		141,000	20,972
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4859% 3/15/22 (f)(l)		939,527	910,272
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.6145% 1/25/34 (l)		2,089,842	1,868,865
Series 2004-1 Class 2A2, 3.6636% 10/25/34 (l)		2,207,654	1,964,031
Series 2004-A Class 2A2, 3.5151% 2/25/34 (l)		1,272,784	1,121,285
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (l)		$ 144,623	$ 127,742
Class 2A2, 3.0586% 3/25/34 (l)		5,993,017	5,472,618
Series 2004-D Class 2A2, 2.9566% 5/25/34 (l)		2,041,492	1,899,047
Series 2004-G Class 2A7, 3.195% 8/25/34 (l)		1,808,965	1,574,005
Series 2004-H Class 2A1, 3.7091% 9/25/34 (l)		1,650,985	1,443,289
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (f)(l)(n)		12,079,732	942,219
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5438% 1/25/35 (l)		2,310,889	1,816,889
Bear Stearns Commercial Mortgage Securities Trust:
Series 2006-BBA7 Class C, 0.5159% 3/15/19 (f)(l)		350,000	298,481
Series 2006-T24 Class X2, 0.4276% 10/12/41 (f)(l)(n)		4,530,945	50,187
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.2363% 2/25/37 (l)		1,603,363	1,535,565
Series 2007-A2 Class 2A1, 3.4095% 7/25/37 (l)		380,330	363,066
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0914% 12/10/49 (l)		1,902,000	2,031,218
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 2.7498% 8/25/34 (l)		1,635,284	1,522,264
Class A4, 2.489% 8/25/34 (l)		1,442,421	1,368,454
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)		2,125,000	425,000
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7759% 7/16/34 (f)(l)		1,902,000	1,854,248
Countrywide Alternative Loan Trust:
planned amortization class Series 2003-5T2 Class A2, 0.6638% 5/25/33 (l)		13,960	13,831
Series 2006-OC5N Class N, 7.25% 7/25/37 (f)		78,237	0
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		72,728	10,909
Series 2003-35 Class B, 4.6396% 9/25/18 (l)		120,783	12,078
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 2.8818% 11/25/34 (l)		1,314,897	1,267,706
Series 2003-17 Class B4, 5.389% 6/25/33 (f)(l)		316,588	56,986
Series 2004-3 Class DB4, 5.8304% 4/25/34 (l)		75,154	1,879
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.9938% 11/25/35 (l)		34,827,510	19,627,179
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
CWALT, Inc.: - continued
floater Series 2005-56:
Class 2A3, 1.9017% 11/25/35 (l)		$ 8,427,023	$ 4,710,189
Series 2005-56:
Class 4A1, 0.5738% 11/25/35 (l)		6,894,762	3,940,086
Class 5A1, 0.5838% 11/25/35 (l)		10,062,865	5,315,946
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3566% 11/19/37 (l)		56,339	55,911
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.9962% 10/25/34 (l)		1,938,626	1,838,735
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.6847% 10/18/54 (f)(l)		3,491,000	3,414,896
Class C2, 0.9947% 10/18/54 (f)(l)		1,170,000	1,129,518
Class M2, 0.7747% 10/18/54 (f)(l)		2,005,000	1,931,818
Freddie Mac Series 2010 K7 Class B, 5.4341% 4/25/20 (f)(l)		300,000	265,140
FREMF Mortgage Trust Series 2010-K6 Class B, 5.3574% 12/26/46 (f)(l)		550,000	479,241
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (f)		273,987	2,603
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (f)		112,452	11,245
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.8155% 11/20/56 (f)(l)		2,852,000	2,694,284
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.9975% 10/11/41 (f)(l)		3,114,000	3,067,290
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8163% 12/20/54 (l)		205,017	89,182
Series 2006-1A Class C2, 0.8663% 12/20/54 (f)(l)		6,523,000	2,870,120
Series 2006-2 Class C1, 0.7363% 12/20/54 (l)		5,398,000	2,402,110
Series 2006-3 Class C2, 0.7663% 12/20/54 (l)		1,124,000	507,350
Series 2006-4:
Class B1, 0.3563% 12/20/54 (l)		4,521,000	3,368,145
Class C1, 0.6463% 12/20/54 (l)		2,767,000	1,217,480
Class M1, 0.4363% 12/20/54 (l)		1,190,000	767,550
Series 2007-1:
Class 1C1, 0.5663% 12/20/54 (l)		2,234,000	994,130
Class 1M1, 0.4163% 12/20/54 (l)		1,493,000	955,520
Class 2C1, 0.6963% 12/20/54 (l)		1,015,000	451,675
Class 2M1, 0.5163% 12/20/54 (l)		1,917,000	1,226,880
Series 2007-2 Class 2C1, 0.7019% 12/17/54 (l)		2,654,000	1,154,490
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9713% 1/20/44 (l)		430,241	236,583
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
GSR Mortgage Loan Trust:
floater Series 2007-AR1 Class 6A1, 4.7728% 3/25/37 (l)		$ 10,185,557	$ 9,922,841
Series 2007-AR2 Class 2A1, 3.1041% 4/25/35 (l)		782,747	672,839
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4866% 5/19/35 (l)		385,030	241,807
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (l)		123,497	126,115
Class A3, 5.447% 6/12/47 (l)		3,606,000	3,847,577
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9219% 8/25/36 (l)		2,600,000	2,210,499
Series 2004-A3 Class 4A1, 4.2862% 7/25/34 (l)		2,250,884	2,182,661
Series 2004-A5 Class 2A1, 2.8213% 12/25/34 (l)		2,015,898	1,835,559
Series 2006-A2 Class 5A1, 3.3347% 11/25/33 (l)		3,391,893	3,178,182
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (f)		26,448	26,652
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39		857,000	924,089
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.5038% 4/25/36 (l)		18,459,255	10,202,845
Series 2006-5 Class A1A, 0.4538% 7/25/36 (l)		14,442,196	7,728,429
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4738% 5/25/47 (l)		3,687,327	2,311,229
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4938% 10/25/36 (l)		547,000	2,615
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4338% 2/25/37 (l)		8,493,813	5,668,401
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.446% 6/15/22 (f)(l)		251,984	216,706
Class C, 0.466% 6/15/22 (f)(l)		1,559,607	1,325,666
Class D, 0.476% 6/15/22 (f)(l)		600,006	498,005
Class E, 0.486% 6/15/22 (f)(l)		959,771	729,426
Class F, 0.516% 6/15/22 (f)(l)		1,545,171	1,097,071
Class G, 0.586% 6/15/22 (f)(l)		359,765	244,640
Class H, 0.606% 6/15/22 (f)(l)		720,211	453,733
Class J, 0.646% 6/15/22 (f)(l)		840,246	445,330
Class TM, 0.776% 6/15/22 (f)(l)		1,549,424	1,340,251
Merrill Lynch Mortgage Investors Trust:
Series 1998-C3 Class F, 6% 12/15/30 (f)		930,000	905,076
Series 2004-A4 Class A1, 2.8028% 8/25/34 (l)		2,347,930	2,229,059
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust: - continued
Series 2005-A2 Class A7, 2.8016% 2/25/35 (l)		$ 1,960,183	$ 1,805,704
Series 2006-A6 Class A4, 3.5975% 10/25/33 (l)		1,675,380	1,499,242
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (f)		101,000	102,811
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (l)		8,143,000	8,706,213
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5538% 7/25/35 (l)		2,467,653	1,945,208
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5638% 3/25/37 (l)		2,994,072	206,765
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.9% 10/25/35 (l)		3,497,088	2,955,046
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6434% 7/10/35 (f)(l)		1,985,779	1,105,682
Class B6, 3.1434% 7/10/35 (f)(l)		442,756	216,331
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 1.4017% 1/25/46 (l)		15,143,171	8,252,080
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31		1,126,716	1,140,318
Series 2004-SL3 Class A1, 7% 8/25/16		77,369	75,208
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7138% 6/25/33 (f)(l)		484,454	384,008
RESIX Finance Ltd. floater Series 2007-A Class BB, 3.6259% 2/15/39 (f)(l)		65,240	111
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)		268,000	267,342
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (l)		40,340	21,099
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4538% 7/25/46 (l)		29,127,201	17,421,556
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3532% 4/25/33 (l)		693,273	671,677
Series 2003-20 Class 1A1, 5.5% 7/25/33		617,012	631,218
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5288% 9/25/36 (l)		3,273,627	1,868,245
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.8215% 8/25/33 (l)		1,186,592	1,129,715
Series 2005-AR3 Class A2, 2.727% 3/25/35 (l)		3,106,840	2,722,051
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (f)		221,447	33,217
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2004-EE Class 2A2, 2.902% 12/25/34 (l)		$ 1,055,397	$ 982,610
Series 2004-H Class A1, 4.5346% 6/25/34 (l)		2,154,220	2,068,322
Series 2004-W Class A9, 2.9891% 11/25/34 (l)		3,483,000	3,326,041
Series 2005-AR10 Class 2A2, 2.9141% 6/25/35 (l)		2,508,372	2,418,285
Series 2005-AR12:
Class 2A5, 2.9082% 7/25/35 (l)		9,260,000	8,654,447
Class 2A6, 2.9082% 7/25/35 (l)		1,091,974	1,016,322
Series 2005-AR2:
Class 1A2, 2.8803% 3/25/35 (l)		3,776,637	2,146,068
Class 2A2, 2.8765% 3/25/35 (l)		3,093,130	2,862,511
Series 2005-AR3 Class 2A1, 2.9468% 3/25/35 (l)		1,837,041	1,656,675
TOTAL PRIVATE SPONSOR			234,559,579
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17		381,058	412,057
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $197,073,880)			234,971,636
Commercial Mortgage Securities - 6.4%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.6374% 2/14/29 (f)(l)		800,000	776,880
Series 1997-D4:
Class B1, 7.525% 4/14/29		210,000	219,954
Class B2, 7.525% 4/14/29		1,498,104	1,550,837
Class B5, 7.525% 4/14/29		129,000	83,016
Series 1997-D5:
Class A2, 6.8128% 2/14/43 (l)		1,399,000	1,521,095
Class A3, 6.8628% 2/14/43 (l)		1,510,000	1,638,337
Class A5, 6.9328% 2/14/43 (l)		256,000	275,727
Class A6, 7.1828% 2/14/43 (l)		2,470,000	2,640,953
Class A7, 7.4228% 2/14/43 (l)		820,000	873,384
Class PS1, 1.387% 2/14/43 (l)(n)		5,849,348	172,395
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7202% 5/10/45 (l)		2,221,000	2,389,961
Series 2006-4 Class A1, 5.363% 7/10/46 (l)		342,144	344,519
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-5:
Class A1, 5.185% 9/10/47		$ 814,862	$ 820,947
Class A2, 5.317% 9/10/47		7,342,000	7,692,014
Class A3, 5.39% 9/10/47		2,653,000	2,861,396
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,966,996
Series 2007-2 Class A1, 5.421% 4/10/49		444,304	456,800
Series 2007-4 Class A3, 5.811% 2/10/51 (l)		1,897,000	2,044,458
Series 2006-6 Class E, 5.619% 10/10/45 (f)		1,098,000	200,318
Series 2007-3:
Class A3, 5.6578% 6/10/49 (l)		3,176,000	3,402,940
Class A4, 5.6578% 6/10/49 (l)		3,965,000	3,990,256
Series 2008-1 Class D, 6.4159% 2/10/51 (f)(l)		125,000	40,620
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,339,834
Series 2002-2 Class F, 5.487% 7/11/43		415,000	399,457
Series 2004-2:
Class A3, 4.05% 11/10/38		2,097,672	2,125,097
Class A4, 4.153% 11/10/38		2,412,000	2,493,303
Series 2004-4 Class A3, 4.128% 7/10/42		118,932	118,851
Series 2005-1 Class A3, 4.877% 11/10/42		3,450,837	3,467,363
Series 2006-1 Class A1, 5.219% 9/10/45 (l)		1,199,820	1,203,937
Series 2007-1 Class A2, 5.381% 1/15/49		4,040,000	4,169,308
Series 2001-3 Class H, 6.562% 4/11/37 (f)		1,472,000	1,456,505
Series 2001-PB1:
Class J, 7.166% 5/11/35 (f)		474,000	456,262
Class K, 6.15% 5/11/35 (f)		885,000	797,352
Series 2003-1 Class G, 5.608% 9/11/36 (f)		310,000	304,070
Series 2003-2 Class XP, 0.307% 3/11/41 (f)(l)(n)		16,252,068	10,676
Series 2004-1 Class F, 5.279% 11/10/39 (f)		185,000	142,586
Series 2004-4:
Class K, 4.637% 7/10/42 (f)(l)		300,000	1,170
Class L, 4.637% 7/10/42 (f)(l)		280,000	504
Series 2004-5 Class G, 5.3157% 11/10/41 (f)(l)		195,000	115,537
Series 2005-1 Class CJ, 5.1705% 11/10/42 (l)		550,000	534,378
Series 2005-3 Series A3B, 5.09% 7/10/43 (l)		5,908,000	6,314,511
Series 2005-6:
Class A3, 5.1778% 9/10/47 (l)		3,423,000	3,536,015
Class AJ, 5.1778% 9/10/47 (l)		300,000	274,926
Series 2007-1 Class B, 5.543% 1/15/49		1,146,000	375,943
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Large Loan, Inc. floater:
sequential payer:
Series 2005-MIB1:
Class B, 0.5359% 3/15/22 (f)(l)		$ 390,000	$ 339,573
Class C, 0.5859% 3/15/22 (f)(l)		817,000	669,940
Class D, 0.6359% 3/15/22 (f)(l)		826,000	644,280
Class E, 0.6759% 3/15/22 (f)(l)		684,000	513,479
Class F, 0.7459% 3/15/22 (f)(l)		615,784	431,049
Class G, 0.8059% 3/15/22 (f)(l)		399,119	259,427
Class J, 1.3259% 3/15/22 (f)(l)		288,000	187,200
Series 2006-BIX1:
Class C, 0.4559% 10/15/19 (f)(l)		1,222,000	1,014,260
Class D, 0.4859% 10/15/19 (f)(l)		1,494,000	1,254,960
Class E, 0.5159% 10/15/19 (f)(l)		1,385,000	1,147,057
Class F, 0.5859% 10/15/19 (f)(l)		3,150,730	2,534,132
Class G, 0.6059% 10/15/19 (f)(l)		1,245,579	867,670
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1138% 12/25/33 (f)(l)		81,882	48,310
Series 2004-1:
Class A, 0.6238% 4/25/34 (f)(l)		1,447,099	1,143,208
Class B, 2.1638% 4/25/34 (f)(l)		162,240	81,120
Class M1, 0.8238% 4/25/34 (f)(l)		130,261	88,577
Class M2, 1.4638% 4/25/34 (f)(l)		120,343	68,596
Series 2004-2:
Class A, 0.6938% 8/25/34 (f)(l)		1,138,710	899,581
Class M1, 0.8438% 8/25/34 (f)(l)		191,677	120,756
Series 2004-3:
Class A1, 0.6338% 1/25/35 (f)(l)		2,568,342	2,003,306
Class A2, 0.6838% 1/25/35 (f)(l)		368,554	239,560
Class M1, 0.7638% 1/25/35 (f)(l)		443,356	285,964
Class M2, 1.2638% 1/25/35 (f)(l)		205,441	127,374
Series 2005-2A:
Class A1, 0.5738% 8/25/35 (f)(l)		1,981,934	1,478,523
Class M1, 0.6938% 8/25/35 (f)(l)		98,703	56,764
Class M2, 0.7438% 8/25/35 (f)(l)		162,793	89,927
Class M3, 0.7638% 8/25/35 (f)(l)		90,069	45,863
Class M4, 0.8738% 8/25/35 (f)(l)		82,680	39,306
Series 2005-3A:
Class A1, 0.5838% 11/25/35 (f)(l)		724,981	539,603
Class A2, 0.6638% 11/25/35 (f)(l)		718,453	463,402
Class M1, 0.7038% 11/25/35 (f)(l)		85,747	43,619
Class M2, 0.7538% 11/25/35 (f)(l)		108,865	51,286
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class M3, 0.7738% 11/25/35 (f)(l)		$ 97,432	$ 44,195
Class M4, 0.8638% 11/25/35 (f)(l)		121,391	52,113
Series 2005-4A:
Class A2, 0.6538% 1/25/36 (f)(l)		1,683,218	1,077,260
Class B1, 1.6638% 1/25/36 (f)(l)		145,459	48,001
Class M1, 0.7138% 1/25/36 (f)(l)		542,974	282,346
Class M2, 0.7338% 1/25/36 (f)(l)		162,892	79,817
Class M3, 0.7638% 1/25/36 (f)(l)		237,891	109,430
Class M4, 0.8738% 1/25/36 (f)(l)		131,567	52,627
Class M5, 0.9138% 1/25/36 (f)(l)		131,567	50,653
Class M6, 0.9638% 1/25/36 (f)(l)		139,739	50,306
Series 2006-1:
Class A2, 0.6238% 4/25/36 (f)(l)		256,717	172,000
Class M1, 0.6438% 4/25/36 (f)(l)		91,817	45,798
Class M2, 0.6638% 4/25/36 (f)(l)		97,010	46,526
Class M3, 0.6838% 4/25/36 (f)(l)		83,470	36,168
Class M4, 0.7838% 4/25/36 (f)(l)		47,300	17,998
Class M5, 0.8238% 4/25/36 (f)(l)		45,908	17,528
Class M6, 0.9038% 4/25/36 (f)(l)		91,538	35,187
Series 2006-2A:
Class A1, 0.4938% 7/25/36 (f)(l)		4,653,315	3,594,685
Class A2, 0.5438% 7/25/36 (f)(l)		230,216	156,662
Class B1, 1.1338% 7/25/36 (f)(l)		86,196	22,342
Class B3, 2.9638% 7/25/36 (f)(l)		130,229	24,131
Class M1, 0.5738% 7/25/36 (f)(l)		241,544	114,830
Class M2, 0.5938% 7/25/36 (f)(l)		170,421	77,916
Class M3, 0.6138% 7/25/36 (f)(l)		141,361	58,029
Class M4, 0.6838% 7/25/36 (f)(l)		95,456	37,982
Class M5, 0.7338% 7/25/36 (f)(l)		117,324	42,190
Class M6, 0.8038% 7/25/36 (f)(l)		175,051	54,598
Series 2006-3A:
Class B1, 1.0638% 10/25/36 (f)(l)		153,228	30,646
Class B2, 1.6138% 10/25/36 (f)(l)		110,517	19,341
Class B3, 2.8638% 10/25/36 (f)(l)		179,849	28,776
Class M4, 0.6938% 10/25/36 (f)(l)		169,345	54,190
Class M5, 0.7438% 10/25/36 (f)(l)		202,730	56,765
Class M6, 0.8238% 10/25/36 (f)(l)		396,827	95,238
Series 2006-4A:
Class A1, 0.4938% 12/25/36 (f)(l)		879,858	654,175
Class A2, 0.5338% 12/25/36 (f)(l)		4,476,943	2,845,993
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class B1, 0.9638% 12/25/36 (f)(l)		$ 136,886	$ 33,031
Class B2, 1.5138% 12/25/36 (f)(l)		139,528	27,208
Class B3, 2.7138% 12/25/36 (f)(l)		237,606	26,731
Class M1, 0.5538% 12/25/36 (f)(l)		286,388	134,173
Class M2, 0.5738% 12/25/36 (f)(l)		190,925	81,907
Class M3, 0.6038% 12/25/36 (f)(l)		193,596	75,754
Class M4, 0.6638% 12/25/36 (f)(l)		231,647	82,466
Class M5, 0.7038% 12/25/36 (f)(l)		212,955	71,510
Class M6, 0.7838% 12/25/36 (f)(l)		190,925	60,810
Series 2007-1:
Class A2, 0.5338% 3/25/37 (f)(l)		976,666	615,300
Class B1, 0.9338% 3/25/37 (f)(l)		310,738	68,362
Class B2, 1.4138% 3/25/37 (f)(l)		225,301	41,681
Class B3, 3.6138% 3/25/37 (f)(l)		616,916	92,537
Class M1, 0.5338% 3/25/37 (f)(l)		273,413	123,036
Class M2, 0.5538% 3/25/37 (f)(l)		204,208	79,641
Class M3, 0.5838% 3/25/37 (f)(l)		181,105	63,387
Class M4, 0.6338% 3/25/37 (f)(l)		145,550	46,576
Class M5, 0.6838% 3/25/37 (f)(l)		227,206	65,890
Class M6, 0.7638% 3/25/37 (f)(l)		318,104	77,936
Series 2007-2A:
Class A1, 0.5338% 7/25/37 (f)(l)		869,083	608,358
Class A2, 0.5838% 7/25/37 (f)(l)		812,041	422,261
Class B1, 1.8638% 7/25/37 (f)(l)		250,086	37,513
Class B2, 2.5138% 7/25/37 (f)(l)		216,518	32,478
Class B3, 3.6138% 7/25/37 (f)(l)		243,430	31,646
Class M1, 0.6338% 7/25/37 (f)(l)		285,143	108,354
Class M2, 0.6738% 7/25/37 (f)(l)		155,814	46,744
Class M3, 0.7538% 7/25/37 (f)(l)		157,987	36,337
Class M4, 0.9138% 7/25/37 (f)(l)		311,919	62,384
Class M5, 1.0138% 7/25/37 (f)(l)		274,963	46,744
Class M6, 1.2638% 7/25/37 (f)(l)		348,635	54,038
Series 2007-3:
Class A2, 0.5538% 7/25/37 (f)(l)		914,846	558,239
Class B1, 1.2138% 7/25/37 (f)(l)		222,359	50,431
Class B2, 1.8638% 7/25/37 (f)(l)		556,445	121,583
Class B3, 4.2638% 7/25/37 (f)(l)		295,606	60,984
Class M1, 0.5738% 7/25/37 (f)(l)		198,696	89,135
Class M2, 0.6038% 7/25/37 (f)(l)		212,966	78,776
Class M3, 0.6338% 7/25/37 (f)(l)		335,582	108,259
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M4, 0.7638% 7/25/37 (f)(l)		$ 526,914	$ 158,232
Class M5, 0.8638% 7/25/37 (f)(l)		273,310	77,292
Class M6, 1.0638% 7/25/37 (f)(l)		208,406	49,955
Series 2007-4A:
Class B1, 2.8138% 9/25/37 (f)(l)		331,217	33,122
Class B2, 3.7138% 9/25/37 (f)(l)		1,205,075	108,457
Class M1, 1.2138% 9/25/37 (f)(l)		318,490	85,992
Class M2, 1.3138% 9/25/37 (f)(l)		318,490	73,253
Class M4, 1.8638% 9/25/37 (f)(l)		814,589	146,626
Class M5, 2.0138% 9/25/37 (f)(l)		814,589	122,188
Class M6, 2.2138% 9/25/37 (f)(l)		816,170	97,940
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(n)		4,703,389	157,564
Series 2007-5A Class IO, 3.047% 10/25/37 (f)(l)(n)		10,714,505	1,157,167
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6234% 3/11/39 (l)		450,000	399,179
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class D, 0.5359% 3/15/19 (f)(l)		200,000	169,173
Class E, 0.5959% 3/15/19 (f)(l)		365,000	299,101
Class F, 0.6159% 3/15/19 (f)(l)		160,000	125,770
Class G, 0.7159% 3/15/19 (f)(l)		1,020,386	745,872
Class H, 0.9259% 3/15/19 (f)(l)		541,917	304,341
Class J, 1.1259% 3/15/19 (f)(l)		407,118	219,641
Series 2007-BBA8:
Class D, 0.5259% 3/15/22 (f)(l)		655,330	380,091
Class E, 0.5759% 3/15/22 (f)(l)		3,607,157	1,983,936
Class F, 0.6259% 3/15/22 (f)(l)		2,235,922	1,140,320
Class G, 0.6759% 3/15/22 (f)(l)		537,549	258,024
Class H, 0.8259% 3/15/22 (f)(l)		655,330	262,132
Class J, 0.9759% 3/15/22 (f)(l)		655,330	209,706
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39		670,528	682,081
Series 2004-PWR3 Class A3, 4.487% 2/11/41		1,902,925	1,933,895
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	566,892
Series 2006-T24 Class A1, 4.905% 10/12/41 (l)		1,532,220	1,559,889
Series 2007-PW16 Class A4, 5.7172% 6/11/40 (l)		1,112,000	1,171,472
Series 2007-PW17 Class A1, 5.282% 6/11/50		892,295	910,745
Series 2007-T26 Class A1, 5.145% 1/12/45 (l)		498,561	510,803
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 1999-C1:
Class G, 5.64% 2/14/31 (f)		$ 70,000	$ 64,139
Class I, 5.64% 2/14/31 (f)		205,000	63,720
Series 2003-PWR2 Class X2, 0.4686% 5/11/39 (f)(l)(n)		14,745,455	77,585
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	7,116,337
Series 2006-PW14 Class X2, 0.6529% 12/11/38 (f)(l)(n)		25,773,245	462,351
Series 2006-T22:
Class A4, 5.4623% 4/12/38 (l)		237,000	262,020
Class B, 5.4623% 4/12/38 (f)(l)		200,000	168,511
Series 2007-BBA8:
Class K, 1.4759% 3/15/22 (f)(l)		120,000	32,400
Class L, 2.1759% 3/15/22 (f)(l)		253,568	55,785
Series 2007-PW15 Class A1, 5.016% 2/11/44		417,961	427,490
Series 2007-PW16:
Class B, 5.7172% 6/11/40 (f)(l)		304,000	109,502
Class C, 5.7172% 6/11/40 (f)(l)		255,000	79,093
Class D, 5.7172% 6/11/40 (f)(l)		255,000	67,292
Series 2007-PW18 Class X2, 0.3206% 6/11/50 (f)(l)(n)		177,669,388	2,278,059
Series 2007-T28:
Class A1, 5.422% 9/11/42		279,634	289,179
Class X2, 0.1751% 9/11/42 (f)(l)(n)		88,855,592	692,967
C-BASS Trust floater Series 2006-SC1 Class A, 0.5338% 5/25/36 (f)(l)		925,172	546,311
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)		2,235,000	2,409,259
Class XCL, 2.1172% 5/15/35 (f)(l)(n)		24,788,523	692,153
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (f)		800,000	608,718
Series 1998-2 Class J, 6.39% 11/18/30 (f)		489,107	104,082
Series 1999-2:
Class E, 7.734% 1/15/32		82,554	82,335
Class F, 7.734% 1/15/32		413,000	411,573
Series 2001-245 Class A2, 6.275% 2/12/16 (f)(l)		1,888,017	1,919,168
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (f)		290,000	301,293
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Citigroup Commercial Mortgage Trust:
floater:
Series 2006-FL2:
Class F, 0.5819% 8/15/21 (f)(l)		$ 678,000	$ 593,853
Class G, 0.6019% 8/15/21 (f)(l)		542,222	437,980
Class H, 0.6419% 8/15/21 (f)(l)		433,548	324,472
Series 2007-FL3A:
Class MLA1, 1.0759% 4/15/22 (f)(l)		291,000	243,812
Classs MLA2, 1.3259% 4/15/22 (f)(l)		129,000	105,320
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	10,704,243
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (f)		3,198,044	2,956,826
Series 2007-C6:
Class A1, 5.622% 12/10/49 (l)		10,665,557	10,857,275
Class A4, 5.6985% 12/10/49 (l)		5,830,000	6,204,389
Series 2007-FL3A Class A2, 0.4159% 4/15/22 (f)(l)		6,878,000	5,916,260
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49		321,603	324,829
Class A2A, 5.237% 12/11/49		11,693,000	12,023,889
Class A4, 5.322% 12/11/49		10,093,000	10,282,783
Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,958,018
Class C, 5.476% 12/11/49		3,581,000	1,002,680
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)(l)	CAD	138,000	71,343
Class G, 5.01% 5/15/44 (f)(l)	CAD	30,000	13,921
Class H, 5.01% 5/15/44 (f)(l)	CAD	20,000	7,834
Class J, 5.01% 5/15/44 (f)(l)	CAD	20,000	7,135
Class K, 5.01% 5/15/44 (f)(l)	CAD	10,000	2,986
Class L, 5.01% 5/15/44 (f)(l)	CAD	36,000	9,879
Class M, 5.01% 5/15/44 (f)(l)	CAD	165,000	41,732
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8179% 5/15/46 (l)		1,902,000	2,033,310
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	798,840
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5059% 4/15/17 (f)(l)		4,261,000	3,621,850
Class C, 0.5459% 4/15/17 (f)(l)		1,531,000	1,255,420
Class D, 0.5859% 4/15/17 (f)(l)		950,056	741,044
Class E, 0.6459% 4/15/17 (f)(l)		802,445	601,834
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-F10A:
Class F, 0.6859% 4/15/17 (f)(l)		$ 171,562	$ 118,378
Class G, 0.8259% 4/15/17 (f)(l)		171,562	108,084
Class H, 0.8959% 4/15/17 (f)(l)		171,562	89,212
Class J, 1.1259% 4/15/17 (f)(l)		131,565	52,626
Series 2005-FL11:
Class B, 0.5259% 11/15/17 (f)(l)		232,354	220,736
Class C, 0.5759% 11/15/17 (f)(l)		1,913,631	1,760,540
Class D, 0.6159% 11/15/17 (f)(l)		99,518	89,566
Class E, 0.6659% 11/15/17 (f)(l)		353,792	307,799
Class F, 0.7259% 11/15/17 (f)(l)		245,114	200,994
Class G, 0.7759% 11/15/17 (f)(l)		169,901	118,931
Series 2006-FL12 Class AJ, 0.4059% 12/15/20 (f)(l)		2,710,000	2,249,300
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (l)		28,687	28,668
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,647,875
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (f)		3,216,000	3,226,318
Series 2007-C9 Class A4, 5.8157% 12/10/49 (l)		4,209,000	4,555,588
Series 2001-J1A Class F, 6.958% 2/16/34 (f)		600,000	605,247
Series 2001-J2A Class F, 7.0306% 7/16/34 (f)(l)		199,000	167,245
Series 2004-LBN2 Class X2, 0.8492% 3/10/39 (f)(l)(n)		3,747,116	13,653
Series 2006-C8:
Class B, 5.44% 12/10/46		3,294,000	1,026,809
Class XP, 0.4814% 12/10/46 (l)(n)		20,651,829	303,433
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (f)		98,665	101,030
Class G, 6.21% 7/15/31 (f)		554,000	566,045
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (f)(l)		204,930	212,347
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (f)		550,000	460,748
Series 1999-C2 Class G, 6% 11/17/32		302,000	293,628
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39		17,590,000	18,250,274
Series 2006-C5:
Class A1, 5.297% 12/15/39		76,945	77,044
Class AJ, 5.373% 12/15/39		3,852,000	2,435,370
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2:
Class A1, 5.269% 1/15/49		$ 37,660	$ 37,819
Class A2, 5.448% 1/15/49 (l)		10,150,000	10,406,568
Class A3, 5.542% 1/15/49 (l)		3,804,000	3,782,204
Series 2007-C3:
Class A1, 5.664% 6/15/39 (l)		13,235	13,221
Class A4, 5.7223% 6/15/39 (l)		1,144,000	1,135,584
Series 2006-C4 Class AAB, 5.439% 9/15/39		10,824,000	11,561,991
Series 2006-C5 Class ASP, 0.6707% 12/15/39 (l)(n)		13,910,240	206,146
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)		1,722,000	1,719,580
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6259% 4/15/22 (f)(l)		6,783,000	2,713,200
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.8759% 9/15/21 (f)(l)		270,312	195,543
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36		1,902,000	1,988,649
Series 2002-CP5 Class A1, 4.106% 12/15/35		137,212	140,474
Series 2004-C1:
Class A3, 4.321% 1/15/37		471,381	477,932
Class A4, 4.75% 1/15/37		884,000	921,198
Series 1997-C2 Class F, 7.46% 1/17/35 (l)		929,000	1,027,438
Series 1998-C1:
Class D, 7.17% 5/17/40		106,971	107,711
Class F, 6% 5/17/40 (f)		659,000	656,763
Class H, 6% 5/17/40 (f)		130,000	11,597
Series 1998-C2 Class F, 6.75% 11/11/30 (f)		470,000	478,738
Series 1999-C1 Class E, 7.8879% 9/15/41 (l)		163,845	163,452
Series 2001-CK6 Class AX, 0.8793% 8/15/36 (l)(n)		5,070,486	39,736
Series 2001-CKN5 Class AX, 1.9642% 9/15/34 (f)(l)(n)		15,264,879	189,767
Series 2001-SPGA Class C, 6.809% 8/13/18 (f)		230,000	219,747
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	118,671
Class J, 4.231% 5/15/38 (f)		300,000	179,225
Series 2003-C4 Class ASP, 0.4351% 8/15/36 (f)(l)(n)		12,258,479	196
Series 2006-C1 Class A3, 5.5486% 2/15/39 (l)		10,043,000	10,870,985
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4259% 2/15/22 (f)(l)		721,000	483,070
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse Mortgage Capital Certificates: - continued
floater Series 2007-TFL1:
Class C:
0.4459% 2/15/22 (f)(l)		$ 1,864,711	$ 1,062,885
0.5459% 2/15/22 (f)(l)		665,993	306,357
Class F, 0.5959% 2/15/22 (f)(l)		1,331,815	546,044
Class L, 2.1759% 2/15/22 (f)(l)		100,000	2,000
sequential payer Series 2007-C1:
Class A1, 5.227% 2/15/40		109,867	111,289
Class A2, 5.268% 2/15/40		18,300,000	18,898,112
Series 2007-C1:
Class ASP, 0.4159% 2/15/40 (l)(n)		35,608,965	408,656
Class B, 5.487% 2/15/40 (f)(l)		2,907,000	348,840
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.5359% 5/15/23 (f)(l)		450,000	427,452
Class D, 0.7459% 5/15/23 (f)(l)		170,000	157,223
Class F, 0.8759% 5/15/23 (f)(l)		140,000	127,340
Series 2006-HC1A Class C, 0.6759% 5/15/23 (f)(l)		355,000	331,057
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (f)		500,000	220,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		400,000	331,540
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.2267% 6/10/31 (f)(l)		891,000	975,248
Series 2000-CKP1 Class B3, 8.1791% 11/10/33 (l)		230,000	229,552
First Union National Bank Commercial Mortgage Trust Series 2001-C4:
Class H, 7.036% 12/12/33 (f)		770,000	777,846
Class K, 6% 12/12/33 (f)		520,000	507,508
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33		679,000	687,075
Class G, 6.936% 3/15/33 (f)		1,252,000	1,252,228
Class H, 7.039% 3/15/33 (f)		63,000	62,908
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (f)(l)		443,000	463,727
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (f)		200,000	221,078
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (f)		625,000	584,375
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GE Capital Commercial Mortgage Corp.:
sequential payer:
Series 2000-1 Class A2, 6.496% 1/15/33		$ 242,872	$ 244,511
Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	11,419,597
Series 2001-1 Class X1, 1.0321% 5/15/33 (f)(l)(n)		18,284,871	80,808
Series 2001-3 Class C, 6.51% 6/10/38		287,000	292,260
Series 2002-1A Class H, 7.1591% 12/10/35 (f)(l)		65,000	62,940
Series 2004-C1 Class X2, 1.1164% 11/10/38 (f)(l)(n)		9,952,835	38,869
Series 2005-C1 Class B, 4.846% 6/10/48 (l)		543,000	385,731
Series 2007-C1 Class XP, 0.2009% 12/10/49 (l)(n)		37,275,811	232,400
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		468,006	115,509
Series 1997-C2:
Class F, 6.75% 4/15/29 (l)		1,068,773	1,122,726
Class G, 6.75% 4/15/29 (l)		504,000	515,472
Series 1999-C1 Class F, 6.02% 5/15/33 (f)		540,000	530,192
Series 1999-C2I Class K, 6.481% 9/15/33 (o)		385,000	21,560
Series 1999-C3:
Class G, 6.974% 8/15/36 (f)		133,630	134,180
Class J, 6.974% 8/15/36 (f)		226,000	225,990
Class K, 6.974% 8/15/36 (f)		427,000	248,604
Series 2000-C1:
Class H, 7% 3/15/33 (f)		40,835	40,819
Class K, 7% 3/15/33		90,000	72,996
Series 2002-C3 Class B, 5.101% 7/10/39		285,000	299,214
Series 2003-C3 Class X2, 0.6149% 4/10/40 (f)(l)(n)		10,107,146	19,306
Series 2005-C1 Class X2, 0.6565% 5/10/43 (l)(n)		7,558,172	74,044
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.49% 11/5/21 (f)(l)		715,000	529,721
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (f)		490,000	500,414
Series 2004-GG1 Class A4, 4.755% 6/10/36		524,933	528,245
Series 2007-GG11:
Class A1, 5.358% 12/10/49		1,848,848	1,918,544
Class A2, 5.597% 12/10/49		3,804,000	4,016,721
Series 2007-GG9 Class A4, 5.444% 3/10/39		5,530,000	5,792,039
Series 2002-C1:
Class H, 5.903% 1/11/35 (f)		97,000	92,493
Class J, 6.306% 1/11/35 (f)		760,000	703,589
Series 2003-C2:
Class J, 5.234% 1/5/36 (f)(l)		250,000	197,754
Class XP, 0.8232% 1/5/36 (f)(l)(n)		12,076,264	28,345
Series 2005-GG3 Class XP, 0.6925% 8/10/42 (f)(l)(n)		35,232,048	314,435
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2006-GG7:
Class A3, 5.8883% 7/10/38 (l)		$ 5,013,000	$ 5,443,316
Class A4, 5.8883% 7/10/38 (l)		9,540,000	10,386,007
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (f)(n)		45,214,389	470,614
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5353% 6/6/20 (f)(l)		96,000	87,408
Class D, 0.5753% 6/6/20 (f)(l)		453,000	391,603
Class E, 0.6653% 6/6/20 (f)(l)		526,000	441,928
Class F, 0.7353% 6/6/20 (f)(l)		835,001	669,793
Class J, 2.0453% 6/6/20 (f)(l)		250,000	127,349
Series 2007-EOP:
Class C, 0.6153% 3/6/20 (f)(l)		1,994,000	1,774,660
Class D, 0.6653% 3/6/20 (f)(l)		4,004,000	3,523,520
Class F, 0.7753% 3/6/20 (f)(l)		164,000	141,860
Class G, 0.8153% 3/6/20 (f)(l)		81,000	68,040
Class H, 0.9453% 3/6/20 (f)(l)		60,000	50,700
Class J, 1.1453% 3/6/20 (f)(l)		86,000	71,380
Class L, 1.5953% 3/1/20 (f)(l)		400,000	328,000
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38		590,000	613,109
Series 1997-GL Class G, 7.7695% 7/13/30 (l)		828,627	918,118
Series 1998-GLII Class G, 7.742% 4/13/31 (f)(l)		600,000	548,366
Series 2001-GL3A Class JGGP, 7.6436% 8/5/18 (f)(l)		350,000	245,000
Series 2005-GG4 Class XP, 0.7044% 7/10/39 (f)(l)(n)		35,965,436	428,057
Series 2006-GG6 Class A2, 5.506% 4/10/38		10,001,421	10,153,282
Series 2006-RR2:
Class M, 5.68% 6/1/46 (f)(l)		100,000	0
Class N, 5.68% 6/1/46 (f)(l)		100,000	0
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		2,852,000	2,925,656
Series 2007-GG10:
Class A1, 5.69% 8/10/45		583,171	601,505
Class A2, 5.778% 8/10/45		13,561,000	14,095,596
Class A4, 5.8077% 8/10/45 (l)		13,620,000	14,076,785
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C1 Class E, 6.135% 7/12/37 (f)		201,000	190,073
Series 2003-C1:
Class CM1, 5.5061% 1/12/37 (f)(l)		206,377	167,166
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2003-C1:
Class D, 5.192% 1/12/37		$ 230,000	$ 227,929
Series 2004-C1 Class X2, 0.9177% 1/15/38 (f)(l)(n)		2,942,268	12,487
Series 2004-CB8 Class X2, 1.0321% 1/12/39 (f)(l)(n)		2,940,154	16,299
Series 2009-IWST Class D, 7.6935% 12/5/27 (f)(l)		250,000	274,244
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2005-FL1A Class A2, 0.4559% 2/15/19 (f)(l)		379,864	358,566
Series 2006-FL1A Class E, 0.6459% 2/15/20 (f)(l)		155,269	122,711
Series 2006-FLA2:
Class A2, 0.4059% 11/15/18 (f)(l)		10,000,000	8,400,000
Class B, 0.4459% 11/15/18 (f)(l)		1,403,343	982,340
Class C, 0.4859% 11/15/18 (f)(l)		997,036	658,044
Class D, 0.5059% 11/15/18 (f)(l)		303,719	173,120
Class E, 0.5559% 11/15/18 (f)(l)		438,130	245,353
Class F, 0.6059% 11/15/18 (f)(l)		655,993	341,117
Class G, 0.6359% 11/15/18 (f)(l)		570,003	285,001
Class H, 0.7759% 11/15/18 (f)(l)		438,130	192,777
sequential payer:
Series 2006-CB14 Class A3B, 5.4835% 12/12/44 (l)		5,657,000	6,036,181
Series 2006-CB15 Class A3, 5.819% 6/12/43 (l)		2,864,000	3,045,727
Series 2006-LDP8 Class A4, 5.399% 5/15/45		1,210,000	1,298,084
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (l)		903,000	963,161
Class A3, 5.336% 5/15/47		9,409,000	9,796,998
Series 2007-CB19 Class A4, 5.7461% 2/12/49 (l)		6,670,000	6,995,309
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (l)		5,340,000	5,583,785
Series 2007-LDP10 Class A1, 5.122% 1/15/49		62,688	63,241
Series 2007-LDPX Class A3, 5.412% 1/15/49		5,234,000	5,353,212
Series 2004-CBX Class D, 5.097% 1/12/37 (l)		170,000	141,950
Series 2004-LDP4 Class D, 5.1488% 10/15/42 (l)		1,711,000	792,260
Series 2004-LN2 Class D, 5.2116% 7/15/41 (l)		420,000	363,731
Series 2005-CB13 Class E, 5.3519% 1/12/43 (f)(l)		963,000	89,115
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,527,952	10,913,494
Series 2006-CB17 Class A3, 5.45% 12/12/43		543,000	571,298
Series 2007-CB19:
Class B, 5.7461% 2/12/49 (l)		165,000	51,177
Class C, 5.7461% 2/12/49 (l)		424,000	131,510
Class D, 5.7461% 2/12/49 (l)		447,000	132,346
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LB Commercial Conduit Mortgage Trust:
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (l)		$ 364,000	$ 109,245
Class CS, 5.466% 1/15/49 (l)		157,000	40,397
Class ES, 5.541% 1/15/49 (f)(l)		983,000	69,293
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,295,956	1,375,357
Series 2000-C9 Class G, 6.25% 10/15/32 (f)		783,000	790,261
sequential payer Series 2007-C3 Class A4, 5.9499% 7/15/44 (l)		21,615,000	22,359,444
Series 1998-C1 Class D, 6.98% 2/18/30		709,466	713,953
Series 1998-C4 Class G, 5.6% 10/15/35 (f)		583,000	594,718
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27		339,221	345,293
Series 2001-C3 Class A1, 6.058% 6/15/20		8,836	8,852
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	141,356
Series 2005-C7:
Class AJ, 5.323% 11/15/40		500,000	450,521
Class AM, 5.263% 11/15/40 (l)		67,000	67,504
Series 2006-C1 Class A2, 5.084% 2/15/31		828,357	835,803
Series 2006-C3 Class A1, 5.478% 3/15/32		41,567	41,759
Series 2006-C6:
Class A1, 5.23% 9/15/39		194,132	194,284
Class A2, 5.262% 9/15/39 (l)		11,694,000	11,995,674
Series 2006-C7:
Class A1, 5.279% 11/15/38		496,918	505,978
Class A2, 5.3% 11/15/38		2,092,000	2,157,371
Class A3, 5.347% 11/15/38		1,417,000	1,502,438
Class AM, 5.378% 11/15/38		160,000	143,688
Series 2007-C1:
Class A1, 5.391% 2/15/40 (l)		216,855	220,911
Class A3, 5.398% 2/15/40		10,000,000	10,601,803
Class A4, 5.424% 2/15/40		5,434,000	5,703,289
Series 2007-C2 Class A3, 5.43% 2/15/40		3,967,000	4,085,930
Series 2007-C6 Class A2, 5.845% 7/15/40		9,949,374	10,380,980
Series 2000-C5 Class E, 7.29% 12/15/32		134,000	134,730
Series 2001-C3 Class B, 6.512% 6/15/36		3,676,000	3,800,169
Series 2001-C7 Class D, 6.514% 11/15/33		2,092,000	2,113,340
Series 2002-C1 Class J, 6.95% 3/15/34 (f)(l)		86,000	83,623
Series 2003-C7 Class L, 5.224% 7/15/37 (f)(l)		284,000	179,475
Series 2004-C2:
Class G, 4.595% 3/15/36 (f)(l)		225,000	179,886
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2004-C2:
Class K, 5.2578% 3/15/36 (f)(l)		$ 500,000	$ 219,394
Class XCP, 1.0459% 3/15/36 (f)(l)(n)		22,208,335	124,949
Series 2004-C4 Class A2, 4.567% 6/15/29 (l)		228,524	230,909
Series 2005-C2 Class AJ, 5.205% 4/15/30 (l)		740,000	677,857
Series 2005-C3 Class XCP, 0.7548% 7/15/40 (l)(n)		5,887,328	68,922
Series 2005-C5 Class A2, 4.885% 9/15/30		475,370	488,258
Series 2005-C7 Class C, 5.35% 11/15/40 (l)		686,000	472,616
Series 2006-C4:
Class AJ, 5.9022% 6/15/38 (l)		480,000	387,554
Class AM, 5.9022% 6/15/38 (l)		500,000	463,466
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (l)(n)		10,810,515	175,514
Series 2007-C1:
Class C, 5.533% 2/15/40 (l)		4,185,000	927,292
Class D, 5.563% 2/15/40 (l)		760,000	135,526
Class E, 5.582% 2/15/40 (l)		381,000	58,273
Class XCP, 0.3203% 2/15/40 (l)(n)		4,345,108	50,616
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)		2,376,000	2,450,526
Series 2007-C7:
Class A3, 5.866% 9/15/45		6,219,000	6,516,073
Class XCP, 0.2905% 9/15/45 (l)(n)		149,280,090	1,635,005
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (f)		544,000	555,053
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2004-LLFA Class J, 1.4759% 10/15/17 (f)(l)		160,000	141,457
Series 2006-LLFA:
Class D, 0.5059% 9/15/21 (f)(l)		608,683	467,127
Class E, 0.5659% 9/15/21 (f)(l)		2,196,145	1,664,618
Class F, 0.6159% 9/15/21 (f)(l)		1,143,094	852,703
Class G, 0.6359% 9/15/21 (f)(l)		2,258,211	1,563,720
Class H, 0.6759% 9/15/21 (f)(l)		582,579	253,957
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,574,741
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (f)		180,000	158,922
Class I11, 7.72% 2/26/28 (f)		100,000	82,980
Class I12, 7.72% 2/26/28 (f)		100,000	79,620
Class I9, 7.72% 2/26/28 (f)		153,200	143,702
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (l)		620,000	643,638
Series 1998-C3 Class E, 6.8483% 12/15/30 (l)		173,000	187,379
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42		$ 224,288	$ 225,393
Series 2007-C1 Class A1, 4.533% 6/12/50		459,925	464,433
Series 2004-KEY2 Class K, 5.091% 8/12/39 (f)(l)		100,000	4,000
Series 2004-MKB1 Class F, 5.509% 2/12/42 (f)(l)		180,000	172,149
Series 2005-CKI1 Class A3, 5.2324% 11/12/37 (l)		3,122,000	3,226,361
Series 2005-LC1 Class F, 5.3777% 1/12/44 (f)(l)		1,655,000	613,493
Series 2006-C1:
Class A2, 5.6099% 5/12/39 (l)		2,680,000	2,827,567
Class AJ, 5.6549% 5/12/39 (l)		160,000	132,010
Class AM, 5.6549% 5/12/39 (l)		100,000	91,480
Series 2006-KEY2 Class L, 5.091% 8/12/39 (f)		300,000	10,950
Series 2007-C1 Class A4, 5.826% 6/12/50 (l)		7,199,517	7,717,748
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,303,103
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4625% 12/12/49 (l)		887,000	861,816
sequential payer:
Series 2006-1 CLass A3, 5.4664% 2/12/39 (l)		2,024,000	2,126,233
Series 2006-4:
Class A2, 5.112% 12/12/49 (l)		1,075,000	1,105,640
Class ASB, 5.133% 12/12/49 (l)		1,636,000	1,754,779
Series 2007-5:
Class A1, 4.275% 8/12/48		47,514	47,787
Class A3, 5.364% 8/12/48		11,417,000	11,695,063
Class A4, 5.378% 8/12/48		76,000	74,277
Class B, 5.479% 2/12/17		5,706,000	1,005,087
Series 2007-6:
Class A1, 5.175% 3/12/51		100,852	102,370
Class A4, 5.485% 3/12/51 (l)		14,650,000	14,599,600
Series 2007-7 Class A4, 5.7485% 6/12/50 (l)		6,656,000	6,689,878
Series 2007-8 Class A1, 4.622% 8/12/49		393,501	401,942
Series 2006-4 Class XP, 0.6254% 12/12/49 (l)(n)		38,955,674	708,074
Series 2007-6 Class B, 5.635% 3/12/51 (l)		1,902,000	567,896
Series 2007-7 Class B, 5.75% 6/12/50		166,000	27,656
Series 2007-8 Class A3, 5.9564% 8/12/49 (l)		1,640,000	1,763,165
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.472% 7/15/19 (f)(l)		822,747	102,843
Class F, 0.592% 7/15/19 (f)(l)		1,830,000	1,665,300
Class G, 0.632% 7/15/19 (f)(l)		1,041,000	749,520
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2006-XLF:
Class H, 0.652% 7/15/19 (f)(l)		$ 550,000	$ 330,000
Class J, 0.702% 7/15/19 (f)(l)		354,000	141,600
Series 2007-XCLA Class A1, 0.472% 7/17/17 (f)(l)		2,532,688	1,392,979
Series 2007-XLCA Class B, 0.772% 7/17/17 (f)(l)		2,408,057	168,564
Series 2007-XLFA:
Class C, 0.432% 10/15/20 (f)(l)		1,092,000	464,100
Class D, 0.462% 10/15/20 (f)(l)		667,354	150,155
Class E, 0.522% 10/15/20 (f)(l)		834,661	104,333
Class F, 0.572% 10/15/20 (f)(l)		500,899	50,090
Class G, 0.612% 10/15/20 (f)(l)		619,188	46,439
Class H, 0.702% 10/15/20 (f)(l)		389,758	9,744
Class J, 0.852% 10/15/20 (f)(l)		444,903	11,123
Class MHRO, 0.962% 10/15/20 (f)(l)		605,197	121,039
Class MJPM, 1.272% 10/15/20 (f)(l)		183,182	137,386
Class MSTR, 0.972% 10/15/20 (f)(l)		343,918	68,784
Class NHRO, 1.162% 10/15/20 (f)(l)		918,469	128,586
Class NSTR, 1.122% 10/15/20 (f)(l)		315,384	44,154
sequential payer:
Series 2003-IQ5 Class X2, 0.8727% 4/15/38 (f)(l)(n)		5,855,645	48,440
Series 2004-RR2 Class A2, 5.45% 10/28/33 (f)		439,415	441,613
Series 2005-IQ9 Class A3, 4.54% 7/15/56		2,826,000	2,927,893
Series 2006-HQ10:
Class A1, 5.131% 11/12/41		297,009	300,305
Class AM, 5.36% 11/12/41		620,000	574,096
Series 2006-T23 Class A1, 5.682% 8/12/41		557,007	564,857
Series 2007-HQ11:
Class A1, 5.246% 2/12/44		364,158	370,977
Class A31, 5.439% 2/12/44 (l)		964,000	1,015,143
Series 2007-IQ13:
Class A1, 5.05% 3/15/44		371,125	376,536
Class A4, 5.364% 3/15/44		10,000,000	10,249,122
Series 2007-IQ14 Class A1, 5.38% 4/15/49		946,776	973,580
Series 2007-T25:
Class A1, 5.391% 11/12/49		263,354	270,564
Class A2, 5.507% 11/12/49		3,425,000	3,739,018
Series 1997-RR Class F, 7.4307% 4/30/39 (f)(l)		258,141	237,490
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)		223,000	122,650
Series 2003-IQ6 Class X2, 0.5807% 12/15/41 (f)(l)(n)		12,306,129	89,429
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
Series 2004-IQ7 Class E, 5.4008% 6/15/38 (f)(l)		$ 120,000	$ 60,000
Series 2004-RR2 Class C, 5.8799% 10/28/33 (f)(l)		280,000	216,300
Series 2005-HQ7:
Class E, 5.2057% 11/14/42 (l)		75,000	41,250
Class F, 5.2057% 11/14/42 (l)		305,000	152,500
Series 2005-IQ9 Class X2, 1.0854% 7/15/56 (f)(l)(n)		21,165,292	301,326
Series 2006-HQ10 Class X2, 0.4996% 11/12/41 (f)(l)(n)		10,225,268	111,358
Series 2006-HQ8 Class A3, 5.4379% 3/12/44 (l)		2,950,000	3,025,383
Series 2006-HQ9 Class B, 5.832% 7/12/44 (l)		2,823,000	2,089,020
Series 2006-IQ11:
Class A3, 5.7325% 10/15/42 (l)		3,157,000	3,368,217
Class A4, 5.7685% 10/15/42 (l)		570,000	633,936
Series 2006-IQ12:
Class AMFX, 5.37% 12/15/43		719,000	596,770
Class B, 5.468% 12/15/43		1,902,000	475,500
Series 2006-T23 Class A3, 5.8072% 8/12/41 (l)		972,000	1,047,864
Series 2007-HQ11 Class B, 5.538% 2/20/44 (l)		3,448,000	1,241,280
Series 2007-HQ12 Class A2, 5.6333% 4/12/49 (l)		12,865,871	13,152,826
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)		2,852,000	2,895,149
Class B, 5.7249% 4/15/49 (l)		469,000	112,560
Series 2007-XLC1:
Class C, 0.872% 7/17/17 (f)(l)		3,245,642	81,141
Class D, 0.972% 7/17/17 (f)(l)		1,526,121	38,153
Class E, 1.072% 7/17/17 (f)(l)		1,239,655	30,991
Morgan Stanley Dean Witter Capital I Trust:
sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31		18,894	19,306
Series 2000-PRIN Class C, 7.9522% 2/23/34 (l)		466,000	521,852
Series 2001-IQA Class F, 6.79% 12/18/32 (f)		194,900	197,494
Series 2001-TOP3 Class E, 7.2382% 7/15/33 (f)(l)		150,000	148,878
Series 2003-TOP9 Class E, 5.7399% 11/13/36 (f)(l)		78,000	70,414
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (f)		386,997	361,480
NationsLink Funding Corp. Series 1998-2:
Class F, 7.105% 8/20/30 (f)		593,935	641,673
Class G, 5% 8/20/30 (f)		361,875	376,796
Class J, 5% 8/20/30 (f)		195,000	173,843
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (f)		1,050,000	1,063,659
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)		$ 687,257	$ 687,257
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (f)		198,840	200,968
RBSCF Trust Series 2010-MB1 Class D, 4.8204% 4/15/24 (f)(l)		480,000	459,150
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38	CAD	107,000	66,372
Class G, 4.456% 9/12/38	CAD	54,000	31,817
Class H, 4.456% 9/12/38	CAD	36,000	20,160
Class J, 4.456% 9/12/38	CAD	36,000	19,099
Class K, 4.456% 9/12/38	CAD	18,000	8,510
Class L, 4.456% 9/12/38	CAD	26,000	11,633
Class M, 4.456% 9/12/38	CAD	128,859	28,520
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	78,768
Class G, 4.57% 4/12/23	CAD	42,000	24,945
Class H, 4.57% 4/12/23	CAD	42,000	23,713
Class J, 4.57% 4/12/23	CAD	42,000	22,555
Class K, 4.57% 4/12/23	CAD	21,000	10,733
Class L, 4.57% 4/12/23	CAD	63,000	30,665
Class M, 4.57% 4/12/23	CAD	185,000	38,844
Salomon Brothers Mortgage Securities VII, Inc.:
sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33		581,065	580,883
Series 2001-C1 Class E, 6.31% 12/18/35		135,000	133,898
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (f)(l)		192,000	167,040
Class F6, 6.5% 2/18/34 (f)(l)		43,000	35,690
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		214,601	223,538
Class F, 7.3% 10/12/34 (f)		473,000	479,662
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 6.071% 8/15/39 (l)		170,000	168,163
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (f)		1,616,000	1,647,248
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.8509% 7/15/24 (f)(l)		110,000	27,536
Class G, 0.8509% 7/15/24 (f)(l)		200,000	48,030
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/20 (f)		180,000	186,348
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4759% 1/15/18 (f)(l)		$ 1,276,330	$ 1,269,067
Series 2006-WL7A:
Class E, 0.5519% 9/15/21 (f)(l)		1,770,598	1,050,626
Class F, 0.6119% 8/11/18 (f)(l)		1,877,987	784,301
Class G, 0.6319% 8/11/18 (f)(l)		1,779,101	722,349
Class J, 0.8719% 8/11/18 (f)(l)		395,545	101,284
Series 2007-ESH Class A1, 0.7259% 6/15/19 (f)(l)		170,937	169,667
Series 2007-WHL8:
Class AP1, 0.9759% 6/15/20 (f)(l)		140,220	77,121
Class AP2, 1.0759% 6/15/20 (f)(l)		235,007	117,503
Class F, 0.7559% 6/15/20 (f)(l)		4,565,501	1,141,375
Class LXR1, 0.9759% 6/15/20 (f)(l)		233,916	140,349
Class LXR2, 1.0759% 6/15/20 (f)(l)		3,111,858	1,555,929
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35		111,210	111,135
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)		3,267,410	3,294,830
Series 2003-C8 Class A3, 4.445% 11/15/35		8,283,000	8,471,632
Series 2006-C27 Class A2, 5.624% 7/15/45		1,700,000	1,742,701
Series 2006-C29:
Class A1, 5.11% 11/15/48		634,788	643,188
Class A3, 5.313% 11/15/48		5,051,000	5,377,605
Series 2007-C30:
Class A1, 5.031% 12/15/43		129,435	130,720
Class A3, 5.246% 12/15/43		1,633,000	1,647,869
Class A4, 5.305% 12/15/43		8,604,000	8,585,876
Class A5, 5.342% 12/15/43		2,036,000	1,983,665
Series 2007-C31:
Class A1, 5.14% 4/15/47		172,035	173,916
Class A4, 5.509% 4/15/47		4,299,000	4,252,449
Series 2007-C32:
Class A2, 5.735% 6/15/49 (l)		15,568,000	16,198,520
Class A3, 5.74% 6/15/49 (l)		3,229,000	3,216,239
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(l)		903,000	851,653
Series 2003-C8 Class XP, 0.1813% 11/15/35 (f)(l)(n)		3,807,072	3,966
Series 2003-C9 Class XP, 0.4499% 12/15/35 (f)(l)(n)		5,330,128	7,115
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	315,404
Series 2004-C11:
Class D, 5.4914% 1/15/41 (l)		360,000	311,036
Class E, 5.5414% 1/15/41 (l)		327,000	265,453
Series 2004-C12 Class D, 5.3053% 7/15/41 (l)		280,000	250,824
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C14:
Class B, 5.17% 8/15/41		$ 258,500	$ 252,320
Class C, 5.21% 8/15/41		170,000	159,571
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (f)(l)		1,464,000	1,361,520
Class 180B, 5.3979% 10/15/41 (f)(l)		666,000	599,400
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,554,890
Series 2005-C22:
Class B, 5.3598% 12/15/44 (l)		4,218,000	2,897,343
Class F, 5.3598% 12/15/44 (f)(l)		3,171,000	1,267,188
Series 2006-C23 Class A5, 5.416% 1/15/45 (l)		7,870,000	8,555,214
Series 2006-C29 Class E, 5.516% 11/15/48 (l)		1,902,000	589,123
Series 2007-C30:
Class B, 5.463% 12/15/43 (l)		10,505,000	2,312,185
Class C, 5.483% 12/15/43 (l)		5,706,000	947,355
Class D, 5.513% 12/15/43 (l)		3,044,000	261,099
Class XP, 0.4367% 12/15/43 (f)(l)(n)		21,906,282	299,132
Series 2007-C31 Class C, 5.6935% 4/15/47 (l)		522,000	110,654
Series 2007-C32:
Class D, 5.74% 6/15/49 (l)		1,431,000	285,314
Class E, 5.74% 6/15/49 (l)		2,252,000	385,210
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.902% 2/15/51 (l)		1,259,000	1,275,178
Series 2007-C33 Class B, 5.902% 2/15/51 (l)		3,198,000	1,043,464
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $708,540,160)			824,798,436
Municipal Securities - 0.2%

California Gen. Oblig.:
6.2% 3/1/19		5,000,000	5,427,750
7.5% 4/1/34		5,600,000	6,286,784
7.55% 4/1/39		8,400,000	9,541,728
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15		6,825,000	6,960,954
TOTAL MUNICIPAL SECURITIES (Cost $26,034,211)			28,217,216
Foreign Government and Government Agency Obligations - 1.7%
		Principal Amount (c)	Value
Arab Republic of Egypt:
5.75% 4/29/20 (f)		$ 1,450,000	$ 1,587,750
6.875% 4/30/40 (f)		1,485,000	1,663,200
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,773,540	2,886,758
par 2.5% 12/31/38 (e)		3,210,000	1,219,800
0.6586% 8/3/12 (l)		2,938,750	2,666,859
7% 3/28/11		27,875,000	28,021,344
7% 9/12/13		20,265,000	19,193,770
7% 10/3/15		1,450,000	1,218,322
Bahamian Republic 6.95% 11/20/29 (f)		805,000	837,200
Barbados Government 7.25% 12/15/21 (f)		647,000	682,585
Bermuda Government 5.603% 7/20/20 (f)		470,000	502,900
Brazilian Federative Republic:
4.875% 1/22/21		4,020,000	4,311,450
5.625% 1/7/41		795,000	858,600
6% 9/15/13		233,343	244,426
8.75% 2/4/25		545,000	776,625
11% 8/17/40		1,445,000	1,979,650
12.25% 3/6/30		470,000	883,600
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		1,040,000	1,211,600
Cayman Island Government 5.95% 11/24/19 (f)		500,000	532,500
Chilean Republic:
3.875% 8/5/20		830,000	861,125
7.125% 1/11/12		3,045,000	3,276,725
Colombian Republic:
7.375% 9/18/37		2,130,000	2,758,350
10.375% 1/28/33		965,000	1,534,350
11.75% 2/25/20		950,000	1,477,250
Congo Republic 3% 6/30/29 (e)		3,980,500	2,169,373
Croatia Republic:
6.625% 7/14/20 (f)		855,000	939,431
6.75% 11/5/19 (f)		1,455,000	1,601,882
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (f)		1,055,000	1,130,169
8.25% 10/24/12 (f)		1,070,000	1,151,588
Dominican Republic:
1.5704% 8/30/24 (l)		1,350,000	1,215,000
7.5% 5/6/21 (f)		1,140,000	1,256,850
9.04% 1/23/18 (f)		967,284	1,124,468
Ecuador Republic 5% 2/28/25		218,000	152,600
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
El Salvador Republic:
7.375% 12/1/19 (f)		$ 745,000	$ 826,950
7.65% 6/15/35 (Reg. S)		1,265,000	1,375,688
7.75% 1/24/23 (Reg. S)		870,000	974,400
8.25% 4/10/32 (Reg. S)		375,000	427,500
Gabonese Republic 8.2% 12/12/17 (f)		1,410,000	1,617,975
Georgia Republic 7.5% 4/15/13		2,470,000	2,432,950
Ghana Republic 8.5% 10/4/17 (f)		1,625,000	1,844,375
Hungarian Republic:
4.75% 2/3/15		430,000	425,700
6.25% 1/29/20		2,250,000	2,289,375
Indonesian Republic:
5.875% 3/13/20 (f)		1,560,000	1,758,900
6.625% 2/17/37 (f)		1,225,000	1,488,375
6.875% 3/9/17 (f)		850,000	1,005,125
6.875% 1/17/18 (f)		1,395,000	1,656,563
7.5% 1/15/16 (f)		485,000	583,213
7.75% 1/17/38 (f)		1,390,000	1,890,400
8.5% 10/12/35 (Reg. S)		1,360,000	1,985,600
11.625% 3/4/19 (f)		1,070,000	1,631,750
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		3,860,000	3,541,550
Lebanese Republic 4% 12/31/17		2,257,500	2,189,775
Lithuanian Republic:
6.75% 1/15/15 (f)		1,585,000	1,719,725
7.375% 2/11/20 (f)		1,685,000	1,906,156
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (f)		560,000	672,000
Peruvian Republic:
3% 3/7/27 (e)		435,000	378,450
7.35% 7/21/25		950,000	1,220,750
Philippine Republic:
6.5% 1/20/20		805,000	951,913
9.5% 2/2/30		565,000	868,688
10.625% 3/16/25		520,000	834,600
Polish Government 3.875% 7/16/15		1,515,000	1,562,874
Provincia de Cordoba 12.375% 8/17/17 (f)		1,060,000	1,046,750
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,725,000	3,203,500
Republic of Serbia 6.75% 11/1/24 (f)		5,558,334	5,419,375
Russian Federation:
3.625% 4/29/15 (f)		800,000	792,000
5% 4/29/20 (f)		1,900,000	1,938,000
7.5% 3/31/30 (Reg. S)		10,025,240	11,904,973
12.75% 6/24/28 (Reg. S)		1,800,000	3,249,000
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Turkish Republic:
5.625% 3/30/21		$ 815,000	$ 854,772
6.75% 4/3/18		1,395,000	1,586,813
6.75% 5/30/40		805,000	885,500
6.875% 3/17/36		2,920,000	3,259,596
7% 9/26/16		1,360,000	1,564,000
7.25% 3/15/15		730,000	839,500
7.25% 3/5/38		1,400,000	1,632,820
7.375% 2/5/25		3,690,000	4,386,672
7.5% 7/14/17		1,285,000	1,519,513
11.875% 1/15/30		660,000	1,123,650
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		4,480,000	4,502,400
Ukraine Government:
6.385% 6/26/12 (f)		785,000	794,813
6.75% 11/14/17 (f)		2,295,000	2,272,050
United Mexican States:
5.125% 1/15/20		468,000	507,780
5.625% 1/15/17		860,000	963,200
6.05% 1/11/40		738,000	839,475
7.5% 4/8/33		425,000	568,438
8.3% 8/15/31		420,000	604,800
Uruguay Republic:
6.875% 9/28/25		585,000	710,775
8% 11/18/22		2,566,902	3,349,807
Venezuelan Republic:
1.5125% 4/20/11 (Reg. S) (l)		9,330,000	8,886,825
6% 12/9/20		860,000	477,300
7% 3/31/38		815,000	440,100
8.5% 10/8/14		960,000	792,000
9% 5/7/23 (Reg. S)		3,675,000	2,340,975
9.25% 9/15/27		2,480,000	1,767,000
9.375% 1/13/34		985,000	635,325
10.75% 9/19/13		3,075,000	2,905,875
13.625% 8/15/18		3,698,000	3,392,915
Vietnamese Socialist Republic:
1.2103% 3/12/16 (l)		902,609	837,170
4% 3/12/28 (e)		3,040,000	2,576,400
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Vietnamese Socialist Republic: - continued
6.75% 1/29/20 (f)		$ 1,405,000	$ 1,520,913
6.875% 1/15/16 (f)		780,000	850,200
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $195,034,277)			219,732,390
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13	242,000	260,033
Eurasian Development Bank 7.375% 9/29/14 (f)	1,100,000	1,168,750
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,334,862)		1,428,783
Common Stocks - 0.0%
	Shares
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(f) (Cost $15)	1,517	15
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	28,100	1,320,138
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
GMAC, Inc. 7.00% (f)	2,055	1,685,100
TOTAL PREFERRED STOCKS (Cost $3,047,336)		3,005,238
Floating Rate Loans - 0.4%
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.2333% 12/27/14 (l)	$ 3,404,031	$ 2,978,527
Tranche C, term loan 2.2114% 12/27/15 (l)	2,138,162	1,849,510
		4,828,037
Automobiles - 0.0%
Ford Motor Co. term loan 3.03% 12/15/13 (l)	3,294,779	3,179,461
Hotels, Restaurants & Leisure - 0.0%
Las Vegas Sands LLC:
Tranche B, term loan 3.01% 11/23/16 (l)	2,453,694	2,229,794
Tranche I, term loan 3.01% 11/23/16 (l)	504,132	458,130
		2,687,924
Media - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.26% 3/6/14 (l)	4,013,220	3,807,743
Newsday LLC term loan 10.5% 8/1/13	3,505,000	3,724,063
Univision Communications, Inc. Tranche 1LN, term loan 2.5103% 9/29/14 (l)	3,796,486	3,264,978
		10,796,784
TOTAL CONSUMER DISCRETIONARY		21,492,206
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Clear Channel Capital I LLC Tranche B, term loan 3.9103% 1/29/16 (h)(l)	3,165,000	2,520,131
INDUSTRIALS - 0.1%
Air Freight & Logistics - 0.0%
AWAS Aviation Acquisitions Ltd. term loan 7.75% 6/10/16 (l)	3,865,000	3,898,819
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5294% 4/30/14 (l)	4,171,816	3,848,500
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (l)	830,471	755,729
US Airways Group, Inc. term loan 2.7616% 3/23/14 (l)	1,055,000	888,838
		5,493,067
Floating Rate Loans - continued
	Principal Amount (c)	Value
INDUSTRIALS - continued
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 6.1119% 5/4/15 pay-in-kind (l)	$ 2,335,000	$ 2,229,925
TOTAL INDUSTRIALS		11,621,811
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Avaya, Inc. term loan 3.0575% 10/24/14 (l)	2,079,238	1,819,334
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (l)	1,828,716	1,815,001
Tranche 2LN, term loan 10% 9/2/16 (l)	2,065,000	2,023,700
		3,838,701
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Asurion Corp. Tranche 2LN, term loan 6.79% 7/3/15 (l)	3,685,000	3,537,600
Intelsat Jackson Holdings Ltd. term loan 3.5333% 2/1/14 (l)	2,425,000	2,267,375
		5,804,975
UTILITIES - 0.0%
Multi-Utilities - 0.0%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.4334% 3/30/12 (l)	789,624	730,402
term loan 3.5334% 3/30/14 (l)	5,198,889	4,808,972
		5,539,374
TOTAL FLOATING RATE LOANS (Cost $48,223,477)		52,636,532
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation - Citibank 1.4375% 12/14/19 (l) (Cost $1,325,895)	1,781,006	1,638,525
Bank Notes - 0.0%
	Principal Amount (c)	Value
National City Bank, Cleveland 0.6384% 3/1/13 (l) (Cost $847,164)	$ 978,000	$ 948,961
Fixed-Income Funds - 16.0%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (m)	1,615,765	176,393,059
Fidelity Floating Rate Central Fund (m)	4,116,916	392,753,749
Fidelity Mortgage Backed Securities Central Fund (m)	14,017,666	1,486,994,027
TOTAL FIXED-INCOME FUNDS (Cost $1,905,752,730)		2,056,140,835
Preferred Securities - 0.1%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Net Servicos de Comunicacao SA 9.25% (f)	$ 3,658,000	3,716,548
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Pemex Project Funding Master Trust 7.75%	4,610,000	4,683,664
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (l)	1,052,000	879,213
MUFG Capital Finance 1 Ltd. 6.346% (l)	3,261,000	3,272,092
		4,151,305
TOTAL PREFERRED SECURITIES (Cost $10,701,096)		12,551,517
Cash Equivalents - 6.8%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
0.24%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) #	$ 2,581,017	$ 2,581,000
0.25%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) #	876,918,051	876,912,000
TOTAL CASH EQUIVALENTS (Cost $879,493,000)		879,493,000
TOTAL INVESTMENT PORTFOLIO - 107.1% (Cost $12,919,838,959)		13,808,569,484
NET OTHER ASSETS (LIABILITIES) - (7.1)%		(921,220,907)
NET ASSETS - 100%		$ 12,887,348,577
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $480,000) (k)	Sept. 2037	$ 3,051,763	(2,861,562)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,058,000) (k)	Sept. 2037	3,509,527	(3,290,796)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $651,000) (k)

	Sept. 2037	$ 2,136,234	$ (2,003,093)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $936,000) (k)	Sept. 2037	5,493,173	(5,150,811)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $347,750) (k)	Sept. 2037	1,983,646	(1,860,015)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (j)	August 2034	27,453	(16,179)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (j)	Feb. 2034	787	(725)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (j)

	Sept. 2034	$ 26,646	$ (21,294)
TOTAL CREDIT DEFAULT SWAPS		$ 16,229,229	$ (15,204,475)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	200,000,000	2,787,700
		$ 216,229,229	$ (12,416,775)
Currency Abbreviations
CAD - Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $982,512,371 or 7.6% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $32,892,640 or 0.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.

(j) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(k) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/ performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(l) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,560 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 12/4/09	$ 173,625
(p) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $15,551,578.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,581,000 due 9/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 1,127,902
Banc of America Securities LLC	422,807
Barclays Capital, Inc.	1,030,291
$ 2,581,000
$876,912,000 due 9/01/10 at 0.25%
Banc of America Securities LLC	$ 68,271,436
Bank of America NA	102,475,505
Barclays Capital, Inc.	204,951,010
Goldman, Sachs & Co.	34,158,502
Merrill Lynch Government Securities, Inc.	61,485,303
Mizuho Securities USA, Inc.	273,268,013
Morgan Stanley & Co., Inc.	132,302,231
$ 876,912,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 27,280,334
Fidelity Floating Rate Central Fund	20,956,866
Fidelity Mortgage Backed Securities Central Fund	53,271,481
Total	$ 101,508,681
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 808,744,111	$ -	$ 670,840,313	$ 176,393,059	8.5%
Fidelity Floating Rate Central Fund	578,953,113	20,956,660	250,173,437	392,753,749	14.8%
Fidelity Mortgage Backed Securities Central Fund	1,508,325,013	353,412,622	430,225,830	1,486,994,027	21.2%
Total	$ 2,896,022,237	$ 374,369,282	$ 1,351,239,580	$ 2,056,140,835
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 1,685,115	$ -	$ 1,685,100	$ 15
Utilities	1,320,138	-	1,320,138	-
Corporate Bonds	3,120,582,606	-	3,120,265,958	316,648
U.S. Government and Government Agency Obligations	4,441,146,628	-	4,441,146,628	-
U.S. Government Agency - Mortgage Securities	1,627,350,349	-	1,627,350,349	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 303,926,817	$ -	$ 269,573,321	$ 34,353,496
Collateralized Mortgage Obligations	234,971,636	-	228,820,187	6,151,449
Commercial Mortgage Securities	824,798,436	-	764,576,903	60,221,533
Municipal Securities	28,217,216	-	28,217,216	-
Foreign Government and Government Agency Obligations	219,732,390	-	219,335,364	397,026
Supranational Obligations	1,428,783	-	1,428,783	-
Floating Rate Loans	52,636,532	-	52,636,532	-
Sovereign Loan Participations	1,638,525	-	1,638,525	-
Bank Notes	948,961	-	948,961	-
Fixed-Income Funds	2,056,140,835	2,056,140,835	-	-
Preferred Securities	12,551,517	-	12,551,517	-
Cash Equivalents	879,493,000	-	879,493,000	-
Total Investments in Securities:	$ 13,808,569,484	$ 2,056,140,835	$ 11,650,988,482	$ 101,440,167
Derivative Instruments:
Assets
Swap Agreements	$ 2,787,700	$ -	$ 2,787,700	$ -
Liabilities
Swap Agreements	$ (15,204,475)	$ -	$ (15,166,277)	$ (38,198)
Total Derivative Instruments:	$ (12,416,775)	$ -	$ (12,378,577)	$ (38,198)
Other Financial Instruments:
Forward Commitments	$ (120,538)	$ -	$ (120,538)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 98,697,672
Total Realized Gain (Loss)	7,316,267
Total Unrealized Gain (Loss)	16,728,361
Cost of Purchases	2,703,957
Proceeds of Sales	(27,502,742)
Amortization/Accretion	2,961,937
Transfers in to Level 3	41,855,045
Transfers out of Level 3	(41,320,330)
Ending Balance	$ 101,440,167
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 17,721,726
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (45,410)
Total Unrealized Gain (Loss)	29,732
Transfers in to Level 3	(22,520)
Transfers out of Level 3	-
Ending Balance	$ (38,198)
Realized gain (loss) on Swap Agreements for the period	$ (4,461)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2010	$ 22,071

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (15,204,475)
Interest Rate Risk
Swap Agreements (a)	2,787,700	-
Total Value of Derivatives	$ 2,787,700	$ (15,204,475)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010
Assets
Investment in securities, at value (including repurchase agreements of $879,493,000) - See accompanying schedule: Unaffiliated issuers (cost $11,014,086,229)	$ 11,752,428,649
Fidelity Central Funds (cost $1,905,752,730)	2,056,140,835
Total Investments (cost $12,919,838,959)		$ 13,808,569,484
Commitment to sell securities on a delayed delivery basis	(500,461,116)
Receivable for securities sold on a delayed delivery basis	500,340,578	(120,538)
Cash		2,793,790
Receivable for investments sold Regular delivery		155,744,374
Delayed delivery		14,500,494
Receivable for swap agreements		2,135
Receivable for fund shares sold		63,505,642
Interest receivable		81,510,849
Distributions receivable from Fidelity Central Funds		6,051,590
Unrealized appreciation on swap agreements		2,787,700
Other receivables		36,218
Total assets		14,135,381,738
Liabilities
Payable for investments purchased Regular delivery	$ 40,174,018
Delayed delivery	1,108,911,980
Payable for swap agreements	228,372
Payable for fund shares redeemed	76,477,417
Distributions payable	1,776,602
Unrealized depreciation on swap agreements	15,204,475
Accrued management fee	3,388,756
Distribution and service plan fees payable	272,037
Other affiliated payables	1,555,568
Other payables and accrued expenses	43,936
Total liabilities		1,248,033,161

Net Assets		$ 12,887,348,577
Net Assets consist of:
Paid in capital		$ 12,065,377,451
Undistributed net investment income		75,166,700
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(130,766,682)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		877,571,108
Net Assets		$ 12,887,348,577

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($805,815,725 ÷ 72,902,409 shares)	$ 11.05

Maximum offering price per share (100/96.00 of $11.05)	$ 11.51
Class T: Net Asset Value and redemption price per share ($71,349,060 ÷ 6,461,745 shares)	$ 11.04

Maximum offering price per share (100/96.00 of $11.04)	$ 11.50
Class B: Net Asset Value and offering price per share ($13,016,635 ÷ 1,177,360 shares)A	$ 11.06

Class C: Net Asset Value and offering price per share ($91,438,570 ÷ 8,273,347 shares)A	$ 11.05

Total Bond: Net Asset Value, offering price and redemption price per share ($11,342,384,707 ÷ 1,026,306,725 shares)	$ 11.05

Class F: Net Asset Value, offering price and redemption price per share ($53,956,342 ÷ 4,882,791 shares)	$ 11.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($509,387,538 ÷ 46,148,135 shares)	$ 11.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2010

Investment Income
Dividends		$ 1,447,432
Interest		499,148,426
Income from Fidelity Central Funds		101,508,681
Total income		602,104,539

Expenses
Management fee	$ 39,479,275
Transfer agent fees	13,428,905
Distribution and service plan fees	1,837,844
Fund wide operations fee	4,144,111
Independent trustees' compensation	43,022
Miscellaneous	48,966
Total expenses before reductions	58,982,123
Expense reductions	(25,008)	58,957,115
Net investment income		543,147,424
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	279,900,028
Fidelity Central Funds	48,993,088
Foreign currency transactions	(285)
Swap agreements	80,891,641
Total net realized gain (loss)		409,784,472
Change in net unrealized appreciation (depreciation) on: Investment securities	569,937,448
Assets and liabilities in foreign currencies	2,249
Swap agreements	(63,704,363)
Delayed delivery commitments	1,541,434
Total change in net unrealized appreciation (depreciation)		507,776,768
Net gain (loss)		917,561,240
Net increase (decrease) in net assets resulting from operations		$ 1,460,708,664

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 543,147,424	$ 552,729,690
Net realized gain (loss)	409,784,472	(524,000,402)
Change in net unrealized appreciation (depreciation)	507,776,768	750,351,058
Net increase (decrease) in net assets resulting from operations	1,460,708,664	779,080,346
Distributions to shareholders from net investment income	(513,099,556)	(503,411,775)
Distributions to shareholders from net realized gain	(40,443,047)	(71,517,925)
Total distributions	(553,542,603)	(574,929,700)
Share transactions - net increase (decrease)	9,934,978	684,114,730
Total increase (decrease) in net assets	917,101,039	888,265,376

Net Assets
Beginning of period	11,970,247,538	11,081,982,162
End of period (including undistributed net investment income of $75,166,700 and undistributed net investment income of $60,445,769, respectively)	$ 12,887,348,577	$ 11,970,247,538

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2010	2009	2008	2007	2006 I	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Income from Investment Operations
Net investment income E	.428	.494	.488	.508	.043	.476
Net realized and unrealized gain (loss)	.778	.231	(.189)	(.141)	.105	(.294) H
Total from investment operations	1.206	.725	.299	.367	.148	.182
Distributions from net investment income	(.402)	(.447)	(.474)	(.470)	(.038)	(.432)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.436)	(.515)	(.499)	(.487)	(.038)	(.472)
Net asset value, end of period	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28
Total Return B, C, D	11.97%	7.79%	2.93%	3.57%	1.44%	1.78%
Ratios to Average Net Assets F, J
Expenses before reductions	.82%	.80%	.80%	.77%	.73% A	.79%
Expenses net of fee waivers, if any	.82%	.80%	.80%	.77%	.73% A	.79%
Expenses net of all reductions	.82%	.80%	.80%	.77%	.73% A	.79%
Net investment income	4.00%	5.17%	4.77%	4.93%	4.98% A	4.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 805,816	$ 107,998	$ 80,755	$ 48,076	$ 6,780	$ 4,545
Portfolio turnover rate G	130%	104% L	122%	116% L	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2010	2009	2008	2007	2006 I	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.56
Income from Investment Operations
Net investment income E	.426	.488	.489	.508	.042	.466
Net realized and unrealized gain (loss)	.778	.233	(.191)	(.143)	.105	(.296) H
Total from investment operations	1.204	.721	.298	.365	.147	.170
Distributions from net investment income	(.400)	(.443)	(.473)	(.468)	(.037)	(.420)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.434)	(.511)	(.498)	(.485)	(.037)	(.460)
Net asset value, end of period	$ 11.04	$ 10.27	$ 10.06	$ 10.26	$ 10.38	$ 10.27
Total Return B, C, D	11.97%	7.74%	2.92%	3.55%	1.43%	1.66%
Ratios to Average Net Assets F, J
Expenses before reductions	.82%	.85%	.81%	.78%	.87% A	.91%
Expenses net of fee waivers, if any	.82%	.85%	.81%	.78%	.87% A	.90%
Expenses net of all reductions	.82%	.85%	.80%	.78%	.87% A	.90%
Net investment income	4.01%	5.12%	4.76%	4.92%	4.84% A	4.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,349	$ 48,090	$ 38,574	$ 42,191	$ 6,293	$ 4,583
Portfolio turnover rate G	130%	104% L	122%	116% L	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2010	2009	2008	2007	2006 I	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Income from Investment Operations
Net investment income E	.351	.423	.413	.432	.037	.399
Net realized and unrealized gain (loss)	.787	.233	(.190)	(.145)	.104	(.296) H
Total from investment operations	1.138	.656	.223	.287	.141	.103
Distributions from net investment income	(.324)	(.378)	(.398)	(.390)	(.031)	(.353)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.358)	(.446)	(.423)	(.407)	(.031)	(.393)
Net asset value, end of period	$ 11.06	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28
Total Return B, C, D	11.26%	7.01%	2.17%	2.77%	1.38%	1.01%
Ratios to Average Net Assets F, J
Expenses before reductions	1.53%	1.53%	1.54%	1.53%	1.51% A	1.59%
Expenses net of fee waivers, if any	1.53%	1.53%	1.54%	1.53%	1.51% A	1.55%
Expenses net of all reductions	1.53%	1.53%	1.54%	1.53%	1.51% A	1.55%
Net investment income	3.29%	4.44%	4.03%	4.17%	4.22% A	3.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,017	$ 9,054	$ 9,645	$ 6,054	$ 1,720	$ 1,667
Portfolio turnover rate G	130%	104% L	122%	116% L	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2010	2009	2008	2007	2006 I	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Income from Investment Operations
Net investment income E	.354	.425	.413	.429	.036	.389
Net realized and unrealized gain (loss)	.778	.232	(.189)	(.145)	.105	(.293) H
Total from investment operations	1.132	.657	.224	.284	.141	.096
Distributions from net investment income	(.328)	(.379)	(.399)	(.387)	(.031)	(.346)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.362)	(.447)	(.424)	(.404)	(.031)	(.386)
Net asset value, end of period	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28
Total Return B, C, D	11.20%	7.02%	2.18%	2.75%	1.37%	.94%
Ratios to Average Net Assets F, J
Expenses before reductions	1.50%	1.52%	1.53%	1.55%	1.60% A	1.62%
Expenses net of fee waivers, if any	1.50%	1.52%	1.53%	1.55%	1.60% A	1.62%
Expenses net of all reductions	1.50%	1.52%	1.53%	1.55%	1.60% A	1.62%
Net investment income	3.32%	4.45%	4.03%	4.15%	4.13% A	3.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,439	$ 55,958	$ 28,786	$ 18,890	$ 2,106	$ 1,770
Portfolio turnover rate G	130%	104% L	122%	116% L	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Total Bond

Years ended August 31,	2010	2009	2008	2007	2006 H	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Income from Investment Operations
Net investment income D	.466	.527	.524	.543	.046	.506
Net realized and unrealized gain (loss)	.778	.232	(.189)	(.143)	.105	(.290) G
Total from investment operations	1.244	.759	.335	.400	.151	.216
Distributions from net investment income	(.440)	(.481)	(.510)	(.503)	(.041)	(.466)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.474)	(.549)	(.535)	(.520)	(.041)	(.506)
Net asset value, end of period	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28
Total Return B, C	12.37%	8.17%	3.29%	3.89%	1.46%	2.11%
Ratios to Average Net Assets E, I
Expenses before reductions	.45%	.45%	.45%	.45%	.45% A	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45% A	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45% A	.45%
Net investment income	4.37%	5.52%	5.12%	5.25%	5.26% A	4.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,342,385	$ 10,863,828	$ 9,976,432	$ 6,450,177	$ 2,421,077	$ 2,306,817
Portfolio turnover rate F	130%	104% K	122%	116% K	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 9.89
Income from Investment Operations
Net investment income D	.476	.100
Net realized and unrealized gain (loss)	.788	.359
Total from investment operations	1.264	.459
Distributions from net investment income	(.450)	(.079)
Distributions from net realized gain	(.034)	-
Total distributions	(.484)	(.079)
Net asset value, end of period	$ 11.05	$ 10.27
Total Return B, C	12.59%	4.64%
Ratios to Average Net Assets E, H
Expenses before reductions	.35%	.35% A
Expenses net of fee waivers, if any	.35%	.35% A
Expenses net of all reductions	.35%	.35% A
Net investment income	4.47%	5.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,956	$ 329
Portfolio turnover rate F	130%	104% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2010	2009	2008	2007	2006 H	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.57
Income from Investment Operations
Net investment income D	.458	.518	.516	.527	.045	.493
Net realized and unrealized gain (loss)	.788	.224	(.186)	(.134)	.105	(.294) G
Total from investment operations	1.246	.742	.330	.393	.150	.199
Distributions from net investment income	(.432)	(.474)	(.505)	(.496)	(.040)	(.459)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.466)	(.542)	(.530)	(.513)	(.040)	(.499)
Net asset value, end of period	$ 11.04	$ 10.26	$ 10.06	$ 10.26	$ 10.38	$ 10.27
Total Return B, C	12.41%	7.99%	3.24%	3.83%	1.46%	1.95%
Ratios to Average Net Assets E, I
Expenses before reductions	.52%	.53%	.51%	.50%	.54% A	.56%
Expenses net of fee waivers, if any	.52%	.53%	.51%	.50%	.54% A	.56%
Expenses net of all reductions	.52%	.53%	.51%	.49%	.54% A	.56%
Net investment income	4.30%	5.45%	5.06%	5.21%	5.16% A	4.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 509,388	$ 884,991	$ 947,791	$ 348,636	$ 1,058	$ 933
Portfolio turnover rate F	130%	104% K	122%	116% K	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond, Class F, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Subsequent to period end, all Class F shares were redeemed and the Fund no longer offers Class F shares to investors.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, for the Fund's investments as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 744,249,147
Gross unrealized depreciation	(68,126,956)
Net unrealized appreciation (depreciation)	$ 676,122,191

Tax Cost	$ 13,132,447,293

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 157,504,730

Net unrealized appreciation (depreciation)	$ 664,502,979

The tax character of distributions paid was as follows:

	August 31, 2010	August 31, 2009
Ordinary Income	$ 553,542,603	$ 574,929,700

Annual Report

4. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required

Annual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (3,737,085)	$ 4,285,807
Interest Rate Risk
Swap Agreements	84,628,726	(67,990,170)
Totals (a)	$ 80,891,641	$ (63,704,363)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Swap Agreements - continued

Risks of loss may include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement

Annual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $16,229,229 representing .13% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities, including the Fixed-Income Central Funds, other than short-term securities and U.S. government securities, aggregated $2,490,412,485 and $3,992,359,170, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR,

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 849,181	$ -
Class T	.00%	.25%	137,799	-
Class B	.65%	.25%	94,670	71,003
Class C	.75%	.25%	756,194	193,353
			$ 1,837,844	$ 264,356

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 33,422
Class T	7,769
Class B*	18,755
Class C*	10,604
$ 70,550

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 757,037.22
Class T	120,890.22
Class B	29,768.28
Class C	112,400.15
Total Bond	11,262,275.10
Institutional Class	1,146,535.17
	$ 13,428,905

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $48,966 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Annual Report

Notes to Financial Statements - continued

9. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $119,277.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $25,008.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2010	2009 A
From net investment income
Class A	$ 12,047,548	$ 3,847,702
Class T	2,077,349	1,872,372
Class B	318,564	334,350
Class C	2,301,111	1,445,182
Total Bond	466,064,893	454,620,480
Class F	3,199,988	2,418
Institutional Class	27,090,103	41,289,271
Total	$ 513,099,556	$ 503,411,775
From net realized gain
Class A	$ 414,764	$ 551,756
Class T	166,992	276,592
Class B	32,729	67,464
Class C	224,151	216,528
Total Bond	37,012,590	64,472,390
Class F	328,077	-
Institutional Class	2,263,744	5,933,195
Total	$ 40,443,047	$ 71,517,925

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2010.

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2010	2009 A	2010	2009 A
Class A
Shares sold	81,938,740	5,984,791	$ 881,456,370	$ 57,444,987
Reinvestment of distributions	1,085,950	406,888	11,735,735	3,861,183
Shares redeemed	(20,631,216)	(3,902,315)	(224,850,719)	(36,894,839)
Net increase (decrease)	62,393,474	2,489,364	$ 668,341,386	$ 24,411,331
Class T
Shares sold	5,482,327	2,362,273	$ 59,090,633	$ 22,525,326
Reinvestment of distributions	193,214	212,303	2,057,888	2,007,899
Shares redeemed	(3,897,766)	(1,724,975)	(41,737,610)	(16,315,286)
Net increase (decrease)	1,777,775	849,601	$ 19,410,911	$ 8,217,939
Class B
Shares sold	634,184	554,201	$ 6,787,446	$ 5,314,152
Reinvestment of distributions	24,969	28,612	266,359	270,597
Shares redeemed	(362,539)	(659,643)	(3,860,818)	(6,193,443)
Net increase (decrease)	296,614	(76,830)	$ 3,192,987	$ (608,694)
Class C
Shares sold	5,045,673	4,153,350	$ 53,748,889	$ 39,736,399
Reinvestment of distributions	208,443	152,104	2,222,830	1,446,118
Shares redeemed	(2,426,055)	(1,718,977)	(25,927,799)	(16,256,813)
Net increase (decrease)	2,828,061	2,586,477	$ 30,043,920	$ 24,925,704
Total Bond
Shares sold	422,908,452	373,151,213	$ 4,503,077,533	$ 3,605,197,725
Reinvestment of distributions	45,440,114	53,605,881	483,982,145	507,857,810
Shares redeemed	(499,273,762)	(360,364,229)	(5,322,918,715)	(3,408,960,293)
Net increase (decrease)	(30,925,196)	66,392,865	$ (335,859,037)	$ 704,095,242
Class F
Shares sold	22,658,279	33,569	$ 240,489,270	$ 332,941
Reinvestment of distributions	330,686	236	3,528,064	2,418
Shares redeemed	(18,138,196)	(1,783)	(194,727,472)	(18,285)
Net increase (decrease)	4,850,769	32,022	$ 49,289,862	$ 317,074

Annual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2010	2009 A	2010	2009 A
Institutional Class
Shares sold	7,672,038	13,719,215	$ 81,533,429	$ 128,522,571
Reinvestment of distributions	2,731,098	4,940,454	29,005,332	46,673,580
Shares redeemed	(50,480,446)	(26,671,015)	(535,023,812)	(252,440,017)
Net increase (decrease)	(40,077,310)	(8,011,346)	$ (424,485,051)	$ (77,243,866)

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2010.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 22, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009- present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008- present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 11.50% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $309,587,770 of distributions paid during the period January 1, 2010 to August 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

TBD-F-ANN-1010
1.891916.101

(Fidelity Investment logo)(registered trademark)
Fidelity AdvisorSM
Total Bond
Fund - Class A, Class T, Class B
and Class C

Annual Report

August 31, 2010

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Total Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2010	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 4.00% sales charge) B	7.49%	4.76%	5.22%
Class T (incl. 4.00% sales charge) C	7.49%	4.71%	5.16%
Class B (incl. contingent deferred sales charge) D	6.26%	4.52%	5.16%
Class C (incl. contingent deferred sales charge) E	10.20%	4.82%	5.12%

A From October 15, 2002.

B As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on June 16, 2004. Returns between June 16, 2004 and March 31, 2007 reflect a 0.15% 12b-1 fee. Returns prior to June 16, 2004 are those of Fidelity® Total Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class A shares' current 12b-1 fee been reflected, returns prior to April 1, 2007 would have been lower.

C Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity Total Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower.

D Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity Total Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower. Class B shares' contingent deferred sales charges included in past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

E Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity Total Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity AdvisorSM Total Bond Fund - Class A on October 15, 2002, when the fund started, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period. The initial offering of Class A took place on June 16, 2004. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable bonds generated strong results during the 12-month period ending August 31, 2010, as evidenced by the 9.18% advance of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. Riskier segments of the market fared best overall, led by corporate bonds and asset-backed securities (ABS). These sectors were big beneficiaries of robust demand from investors seeking attractively priced, higher-yielding investments amid signs of economic stabilization during much of the period. The Barclays Capital U.S. Credit Bond Index rose 12.87% and the Barclays Capital U.S. Fixed-Rate ABS Index returned 10.53%. The Barclays Capital U.S. Treasury Bond Index advanced 8.13%, with most of the gain coming in the second half of the period. That's when investors began to return to the relative safety of U.S. government bonds, as the economic outlook became less certain and worries about inflation receded. Elsewhere, mortgage-backed securities (MBS), bolstered largely by government purchase programs, increased 6.97%, as measured by the Barclays Capital U.S. MBS Index. Government-backed agency securities lagged the broader MBS market, with the Barclays Capital U.S. Agency Bond Index gaining 5.82%. Agency securities initially were constrained by investors' diminished appetite for bonds with lower perceived credit risk, but later were helped by the Federal Reserve's purchases of agency debt.

Comments from Ford O'Neil, Lead Portfolio Manager of Fidelity AdvisorSM Total Bond Fund: For the year, the fund's Class A, Class T, Class B and Class C shares gained 11.97%, 11.97%, 11.26% and 11.20%, respectively (excluding sales charges), easily outpacing the Barclays Capital U.S. Aggregate Bond Index and the 10.04% advance of the Barclays Capital U.S. Universal Bond Index. Versus the Aggregate Bond index, sector and security selection within the investment-grade portion of the portfolio provided the biggest boost, particularly in the first half of the period. Specifically, overweighting riskier bond classes, such as corporate bonds, commercial mortgage-backed securities, ABS and non-index collateralized mortgage obligations, paid off. These sectors were driven by strong demand from investors seeking higher yields amid signs the economy and credit markets were stabilizing. Our positioning within corporates was especially beneficial. Timely moves in the Treasury sector worked to our advantage, as did out-of-index holdings in TIPS (Treasury Inflation-Protected Securities). I significantly reduced the fund's weighting in corporate bonds during the period, based on valuations, and redeployed most of the proceeds into Treasuries. Out-of-index allocations to high-yield, floating-rate and emerging-markets debt also bolstered performance. In another change to our sector allocation, we significantly reduced our position in interest rate swaps. These instruments, which were used in part to manage the fund's yield-curve positioning, performed well and, as a result, no longer traded at compelling valuations, in our view.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Class A	.83%
Actual		$ 1,000.00	$ 1,059.20	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Class T	.80%
Actual		$ 1,000.00	$ 1,059.30	$ 4.15
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Class B	1.52%
Actual		$ 1,000.00	$ 1,055.40	$ 7.87
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Class C	1.49%
Actual		$ 1,000.00	$ 1,055.60	$ 7.72
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Total Bond	.45%
Actual		$ 1,000.00	$ 1,061.10	$ 2.34
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Class F	.35%
Actual		$ 1,000.00	$ 1,061.70	$ 1.82
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,060.80	$ 2.70
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
U.S. Government and U.S. Government Agency Obligations †† 63.5%	U.S. Government and U.S. Government Agency Obligations †† 51.9%
AAA 7.5%	AAA 7.9%
AA 3.0%	AA 3.9%
A 7.6%	A 8.5%
BBB 10.1%	BBB 12.4%
BB and Below 11.6%	BB and Below 13.9%
Not Rated 1.5%	Not Rated 0.9%
Equities 0.0%	Equities 0.0%
Short-Term Investments and Net Other Assets† (4.8)%	Short-Term Investments and Net Other Assets 0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2010
6 months ago
Years	6.2	6.0

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of August 31, 2010
6 months ago
Years	4.1	3.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2010*		As of February 28, 2010**
	Corporate Bonds 25.6%		Corporate Bonds 30.1%
	U.S. Government and U.S. Government Agency Obligations †† 63.5%		U.S. Government and U.S. Government Agency Obligations †† 51.9%
	Asset-Backed Securities 2.4%		Asset-Backed Securities 2.6%
	CMOs and Other Mortgage Related Securities 8.2%		CMOs and Other Mortgage Related Securities 8.4%
	Municipal Bonds 0.2%		Municipal Bonds 0.2%
	Other Investments 4.9%		Other Investments 6.2%
	Short-Term Investments and Net Other Assets† (4.8)%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	6.7%	** Foreign investments	8.4%
* Futures and Swaps	1.4%	** Futures and Swaps	8.2%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

†† Includes FDIC Guaranteed Corporate Securities.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com as applicable.

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

Corporate Bonds - 24.2%
		Principal Amount (c)	Value
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Massey Energy Co. 3.25% 8/1/15		$ 1,970,000	$ 1,699,716
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Developers Diversified Realty Corp. 3% 3/15/12		270,000	261,900
Inland Real Estate Corp. 4.625% 11/15/26		233,000	229,505
			491,405
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Lucent Technologies, Inc. 2.875% 6/15/25		2,841,800	2,502,560
Semiconductors & Semiconductor Equipment - 0.0%
Energy Conversion Devices, Inc. 3% 6/15/13		1,010,000	646,400
TOTAL INFORMATION TECHNOLOGY			3,148,960
TOTAL CONVERTIBLE BONDS			5,340,081
Nonconvertible Bonds - 24.2%
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11		5,595,000	5,855,397
5.875% 3/15/11		2,077,000	2,132,956
Lear Corp. 7.875% 3/15/18		2,565,000	2,648,363
Tenneco, Inc. 7.75% 8/15/18 (f)		1,400,000	1,410,500
The Goodyear Tire & Rubber Co. 8.25% 8/15/20		3,910,000	3,978,425
			16,025,641
Automobiles - 0.0%
Ford Motor Co. 7.45% 7/16/31		1,945,000	1,896,375
Diversified Consumer Services - 0.0%
Affinion Group, Inc. 11.5% 10/15/15		1,990,000	2,094,475
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (f)(l)		2,935,000	3,052,400
			5,146,875
Hotels, Restaurants & Leisure - 0.3%
Chukchansi Economic Development Authority 8% 11/15/13 (f)		765,000	443,700
GWR Operating Partnership LLP 10.875% 4/1/17 (f)		1,635,000	1,647,263
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Host Marriott LP 6.375% 3/15/15		$ 250,000	$ 250,000
ITT Corp. 7.375% 11/15/15		250,000	271,250
Las Vegas Sands Corp. 6.375% 2/15/15		1,170,000	1,164,150
MCE Finance Ltd. 10.25% 5/15/18 (f)		3,040,000	3,260,400
MGM Mirage, Inc.:
6.625% 7/15/15		1,870,000	1,477,300
7.5% 6/1/16		1,160,000	913,500
NCL Corp. Ltd. 11.75% 11/15/16		1,375,000	1,526,250
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	454,538
11.875% 7/15/15		1,450,000	1,703,750
yankee:
7% 6/15/13		3,000,000	3,063,750
7.25% 6/15/16		5,365,000	5,351,588
7.5% 10/15/27		3,070,000	2,743,659
Scientific Games Corp.:
7.875% 6/15/16 (f)		2,145,000	2,166,450
9.25% 6/15/19		3,645,000	3,863,700
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		2,250,000	2,188,125
7.25% 5/1/12		2,340,000	2,275,650
Snoqualmie Entertainment Authority:
4.4277% 2/1/14 (f)(l)		115,000	94,875
9.125% 2/1/15 (f)		785,000	690,800
Times Square Hotel Trust 8.528% 8/1/26 (f)		350,732	357,309
Town Sports International Holdings, Inc. 11% 2/1/14		2,270,000	2,105,425
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15 (f)		1,210,000	1,228,150
10.875% 11/15/16 (f)		1,045,000	1,110,313
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20 (f)		2,300,000	2,317,250
			42,669,145
Household Durables - 0.3%
Controladora Mabe SA CV 7.875% 10/28/19 (f)		775,000	840,875
Fortune Brands, Inc.:
5.875% 1/15/36		13,297,000	13,480,725
6.375% 6/15/14		9,424,000	10,668,731
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lennar Corp. 12.25% 6/1/17		$ 1,610,000	$ 1,835,400
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		3,055,000	3,177,200
Standard Pacific Corp.:
7% 8/15/15		1,050,000	981,750
8.375% 5/15/18		850,000	816,000
10.75% 9/15/16		2,370,000	2,509,238
			34,309,919
Internet & Catalog Retail - 0.0%
Netflix, Inc. 8.5% 11/15/17		1,355,000	1,465,026
Media - 1.9%
Allbritton Communications Co. 8% 5/15/18		2,630,000	2,597,125
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	623,922
Belo Corp. 8% 11/15/16		1,665,000	1,756,575
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		1,320,000	1,395,900
Cablevision Systems Corp.:
7.75% 4/15/18		1,440,000	1,519,200
8% 4/15/20		1,440,000	1,530,000
8.625% 9/15/17 (f)		2,915,000	3,148,200
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (f)(l)		2,835,000	3,033,450
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		7,580,000	7,731,600
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		1,694,103	2,003,277
Clear Channel Communications, Inc.:
5.5% 9/15/14		3,295,000	2,034,663
11% 8/1/16 pay-in-kind (l)		2,106,912	1,559,115
Clear Channel Worldwide Holdings, Inc.:
9.25% 12/15/17		555,000	575,813
9.25% 12/15/17		2,580,000	2,705,775
Comcast Cable Communications, Inc. 6.75% 1/30/11		511,000	523,405
Comcast Corp.:
4.95% 6/15/16		1,879,000	2,076,755
5.5% 3/15/11		382,000	391,574
5.7% 5/15/18		14,168,000	16,138,216
6.4% 3/1/40		4,490,000	5,130,516
6.45% 3/15/37		2,196,000	2,503,820
6.55% 7/1/39		9,000,000	10,437,381
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
COX Communications, Inc. 4.625% 6/1/13		$ 4,467,000	$ 4,802,641
CSC Holdings LLC:
8.5% 4/15/14		2,105,000	2,304,975
8.5% 6/15/15		2,340,000	2,538,900
8.625% 2/15/19		860,000	961,050
Discovery Communications LLC:
3.7% 6/1/15		6,861,000	7,217,573
6.35% 6/1/40		6,392,000	7,243,958
EchoStar Communications Corp.:
7.125% 2/1/16		2,525,000	2,581,813
7.75% 5/31/15		1,760,000	1,834,800
Entravision Communication Corp. 8.75% 8/1/17 (f)		1,020,000	1,020,000
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)		2,560,000	2,598,400
Insight Communications, Inc. 9.375% 7/15/18 (f)		3,750,000	3,956,250
Interpublic Group of Companies, Inc. 6.25% 11/15/14		1,310,000	1,355,850
Kabel Deutschland GmbH 10.625% 7/1/14		4,825,000	5,011,969
Liberty Media Corp. 8.25% 2/1/30		245,000	232,750
NBC Universal, Inc.:
3.65% 4/30/15 (f)		2,800,000	2,936,920
5.15% 4/30/20 (f)		11,614,000	12,510,624
6.4% 4/30/40 (f)		8,278,000	9,295,027
Net Servicos de Comunicacao SA 7.5% 1/27/20 (f)		1,500,000	1,695,000
News America Holdings, Inc. 7.75% 12/1/45		170,000	221,637
News America, Inc.:
5.3% 12/15/14		876,000	988,358
6.15% 3/1/37		2,970,000	3,264,110
6.2% 12/15/34		5,330,000	5,848,929
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (f)		2,140,000	2,161,400
Nielsen Finance LLC/Nielsen Finance Co.:
10% 8/1/14		3,975,000	4,143,938
11.5% 5/1/16		2,225,000	2,503,125
11.625% 2/1/14		2,325,000	2,615,625
12.5% 8/1/16 (d)		7,805,000	7,668,413
Quebecor Media, Inc.:
7.75% 3/15/16		4,032,000	4,127,760
7.75% 3/15/16		2,485,000	2,544,019
QVC, Inc. 7.125% 4/15/17 (f)		1,330,000	1,346,625
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.:
5.4% 7/2/12		$ 2,444,000	$ 2,622,282
5.85% 5/1/17		2,607,000	2,974,050
6.2% 7/1/13		2,324,000	2,617,867
6.75% 7/1/18		13,473,000	16,087,058
Time Warner, Inc.:
3.15% 7/15/15		2,850,000	2,929,586
6.2% 3/15/40		10,492,000	11,566,318
6.5% 11/15/36		9,243,000	10,454,101
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (f)(l)		6,804,412	5,786,585
Univision Communications, Inc. 12% 7/1/14 (f)		1,955,000	2,106,513
Viacom, Inc.:
6.125% 10/5/17		2,051,000	2,405,444
6.25% 4/30/16		5,600,000	6,529,001
6.75% 10/5/37		1,460,000	1,735,192
Videotron Ltd. 9.125% 4/15/18		1,965,000	2,166,413
Visant Holding Corp. 8.75% 12/1/13		450,000	459,000
			247,388,131
Multiline Retail - 0.1%
Target Corp. 3.875% 7/15/20		7,556,000	7,925,632
Specialty Retail - 0.1%
AutoNation, Inc. 6.75% 4/15/18		2,040,000	2,034,900
Toys 'R' US Property Co. I LLC 10.75% 7/15/17		5,060,000	5,679,850
Toys 'R' US, Inc. 7.375% 9/1/16 (f)		1,200,000	1,206,000
			8,920,750
TOTAL CONSUMER DISCRETIONARY			365,747,494
CONSUMER STAPLES - 1.2%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 7.75% 1/15/19 (f)		4,750,000	6,087,581
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		100,000	105,000
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,131,791
FBG Finance Ltd. 5.125% 6/15/15 (f)		2,936,000	3,241,426
			10,565,798
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.2%
Albertsons, Inc.:
7.45% 8/1/29		$ 250,000	$ 202,500
7.75% 6/15/26		600,000	510,750
8% 5/1/31		2,385,000	2,003,400
C&S Group Enterprises LLC 8.375% 5/1/17 (f)		1,930,000	1,838,325
CVS Caremark Corp.:
6.036% 12/10/28		6,966,843	7,347,929
6.302% 6/1/37 (l)		9,771,000	8,964,893
Rite Aid Corp. 8% 8/15/20 (f)		3,450,000	3,432,750
SUPERVALU, Inc. 8% 5/1/16		2,260,000	2,265,650
The Great Atlantic & Pacific Tea Co. 11.375% 8/1/15 (f)		2,330,000	1,683,425
Tops Markets LLC 10.125% 10/15/15 (f)		1,825,000	1,879,750
			30,129,372
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (f)		9,457,000	11,188,823
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	11,823,245
5.625% 11/1/11		3,660,000	3,855,989
6.125% 2/1/18		10,623,000	12,431,438
6.5% 8/11/17		8,720,000	10,411,593
6.75% 2/19/14		540,000	626,540
			50,337,628
Tobacco - 0.5%
Altria Group, Inc. 9.7% 11/10/18		22,622,000	29,941,506
Philip Morris International, Inc.:
4.875% 5/16/13		9,347,000	10,220,197
5.65% 5/16/18		7,161,000	8,341,240
Reynolds American, Inc.:
6.75% 6/15/17		2,994,000	3,358,337
7.25% 6/15/37		4,941,000	5,263,608
			57,124,888
TOTAL CONSUMER STAPLES			148,157,686
ENERGY - 3.1%
Energy Equipment & Services - 0.2%
DCP Midstream LLC 5.35% 3/15/20 (f)		8,730,000	9,423,590
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Hercules Offshore, Inc. 10.5% 10/15/17 (f)		$ 1,860,000	$ 1,692,600
Parker Drilling Co. 9.125% 4/1/18 (f)		880,000	878,944
Weatherford International Ltd.:
4.95% 10/15/13		1,742,000	1,884,698
5.15% 3/15/13		2,277,000	2,438,039
7% 3/15/38		5,880,000	6,556,035
9.625% 3/1/19		1,500,000	1,969,280
			24,843,186
Oil, Gas & Consumable Fuels - 2.9%
Adaro Indonesia PT 7.625% 10/22/19 (f)		1,065,000	1,136,888
Anadarko Petroleum Corp.:
5.95% 9/15/16		895,000	886,830
6.375% 9/15/17		10,275,000	10,167,339
6.95% 6/15/19		895,000	902,466
Antero Resources Finance Corp. 9.375% 12/1/17		3,190,000	3,285,700
Apache Corp. 5.1% 9/1/40		8,822,000	9,125,706
Arch Coal, Inc.:
7.25% 10/1/20		450,000	453,375
8.75% 8/1/16		1,030,000	1,109,825
BW Group Ltd. 6.625% 6/28/17 (f)		2,957,000	2,909,040
Canadian Natural Resources Ltd.:
5.15% 2/1/13		4,498,000	4,867,785
5.7% 5/15/17		16,009,000	18,483,831
Cenovus Energy, Inc. 6.75% 11/15/39		3,322,000	4,081,994
Chesapeake Energy Corp.:
6.625% 8/15/20		1,630,000	1,634,075
6.875% 8/15/18		1,630,000	1,662,600
7.625% 7/15/13		895,000	966,600
ConocoPhillips:
4.6% 1/15/15		10,000,000	11,219,800
5.75% 2/1/19		2,930,000	3,500,922
CONSOL Energy, Inc.:
8% 4/1/17 (f)		2,320,000	2,436,000
8.25% 4/1/20 (f)		1,545,000	1,641,563
Continental Resources, Inc. 7.375% 10/1/20 (f)		1,055,000	1,070,825
Denbury Resources, Inc. 9.75% 3/1/16		1,060,000	1,171,300
Drummond Co., Inc.:
7.375% 2/15/16		5,485,000	5,539,850
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Drummond Co., Inc.: - continued
9% 10/15/14 (f)		$ 2,455,000	$ 2,571,613
DTEK Finance BV 9.5% 4/28/15 (f)		850,000	857,395
Duke Capital LLC 6.25% 2/15/13		1,000,000	1,089,851
Duke Energy Field Services:
5.375% 10/15/15 (f)		1,222,000	1,356,469
6.45% 11/3/36 (f)		1,801,000	2,003,103
6.875% 2/1/11		2,313,000	2,367,672
El Paso Natural Gas Co. 5.95% 4/15/17		935,000	1,032,938
EnCana Holdings Finance Corp. 5.8% 5/1/14		2,888,000	3,275,012
Enterprise Products Operating LP:
5.6% 10/15/14		1,955,000	2,184,128
5.65% 4/1/13		697,000	759,395
Forest Oil Corp. 8.5% 2/15/14		4,070,000	4,324,375
Frontier Oil Corp. 8.5% 9/15/16		1,950,000	1,998,750
Gulf South Pipeline Co. LP 5.75% 8/15/12 (f)		3,863,000	4,125,487
KazMunaiGaz Finance Sub BV:
7% 5/5/20 (f)		980,000	1,063,300
8.375% 7/2/13 (f)		1,420,000	1,547,800
9.125% 7/2/18 (f)		1,340,000	1,614,700
11.75% 1/23/15 (f)		1,860,000	2,329,650
Kinder Morgan Energy Partners LP 6.55% 9/15/40		3,179,000	3,555,473
LINN Energy LLC 8.625% 4/15/20 (f)		2,685,000	2,832,675
Lukoil International Finance BV 6.656% 6/7/22 (f)		1,222,000	1,237,275
Massey Energy Co. 6.875% 12/15/13		1,515,000	1,533,938
Midcontinent Express Pipel LLC 5.45% 9/15/14 (f)		10,000,000	10,653,830
Motiva Enterprises LLC:
5.75% 1/15/20 (f)		3,578,000	4,116,915
6.85% 1/15/40 (f)		13,582,000	16,888,117
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,550,000	1,697,250
Nakilat, Inc.:
6.067% 12/31/33 (f)		4,384,000	4,822,663
6.267% 12/31/33 (Reg. S)		835,000	910,150
Nexen, Inc.:
5.05% 11/20/13		3,845,000	4,169,764
5.2% 3/10/15		909,000	997,522
5.875% 3/10/35		240,000	250,544
6.4% 5/15/37		3,645,000	4,005,753
NGPL PipeCo LLC 6.514% 12/15/12 (f)		8,163,000	8,574,799
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
OPTI Canada, Inc.:
8.25% 12/15/14		$ 2,980,000	$ 2,294,600
9% 12/15/12 (f)		1,680,000	1,688,400
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	430,625
8.125% 3/30/18		2,530,000	2,593,250
Pan American Energy LLC 7.875% 5/7/21 (f)		4,020,000	4,140,600
Pemex Project Funding Master Trust 6.625% 6/15/35		625,000	673,438
Petro-Canada:
6.05% 5/15/18		3,850,000	4,489,316
6.8% 5/15/38		8,950,000	10,775,827
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		12,170,000	13,044,743
6.875% 1/20/40		17,027,000	18,687,133
7.875% 3/15/19		10,219,000	12,492,728
8.375% 12/10/18		160,000	197,954
Petrohawk Energy Corp.:
7.25% 8/15/18 (f)		2,020,000	2,014,950
7.875% 6/1/15		1,485,000	1,540,688
10.5% 8/1/14		3,025,000	3,380,438
Petroleos de Venezuela SA:
5.25% 4/12/17		2,040,000	1,173,000
5.375% 4/12/27		8,535,000	3,840,750
5.5% 4/12/37		1,120,000	487,200
Petroleos Mexicanos:
5.5% 1/21/21 (f)		500,000	520,000
6% 3/5/20 (f)		465,000	506,850
6.625% 6/15/35 (f)		320,000	344,800
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		1,045,000	1,052,838
Pioneer Natural Resources Co.:
6.65% 3/15/17		4,605,000	4,754,663
7.5% 1/15/20		1,245,000	1,332,150
Plains All American Pipeline LP 7.75% 10/15/12		2,358,000	2,631,420
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15		5,769,000	6,014,604
6.125% 1/15/17		6,185,000	6,897,481
Plains Exploration & Production Co.:
7% 3/15/17		3,165,000	3,117,525
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains Exploration & Production Co.: - continued
10% 3/1/16		$ 2,415,000	$ 2,644,425
Quicksilver Resources, Inc.:
7.125% 4/1/16		2,960,000	2,834,200
9.125% 8/15/19		2,040,000	2,198,100
11.75% 1/1/16		2,255,000	2,587,613
Range Resources Corp. 6.75% 8/1/20		2,455,000	2,485,688
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (f)		2,389,600	2,664,404
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)		4,773,000	5,025,559
5.5% 9/30/14 (f)		6,670,000	7,370,757
5.832% 9/30/16 (f)		1,343,000	1,482,981
6.332% 9/30/27 (f)		1,840,000	2,142,422
6.75% 9/30/19 (f)		4,366,000	5,208,201
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)		2,720,000	2,962,629
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	2,065,000
Suncor Energy, Inc. 6.1% 6/1/18		10,851,000	12,674,326
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 7.875% 10/15/18 (f)		2,205,000	2,260,125
Teekay Corp. 8.5% 1/15/20		1,350,000	1,447,875
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		780,000	838,500
TransCanada PipeLines Ltd.:
3.4% 6/1/15		2,664,000	2,815,105
6.35% 5/15/67 (l)		2,371,000	2,164,327
XTO Energy, Inc.:
5% 1/31/15		1,749,000	1,996,309
5.65% 4/1/16		1,200,000	1,426,597
YPF SA 10% 11/2/28		1,630,000	1,752,250
			369,167,984
TOTAL ENERGY			394,011,170
FINANCIALS - 9.5%
Capital Markets - 1.6%
Bear Stearns Companies, Inc.:
4.5% 10/28/10		1,833,000	1,844,746
5.3% 10/30/15		1,170,000	1,289,875
BlackRock, Inc. 6.25% 9/15/17		8,408,000	9,892,332
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		$ 970,000	$ 970,000
Goldman Sachs Group, Inc.:
3.7% 8/1/15		8,571,000	8,676,792
5.625% 1/15/17		3,200,000	3,354,909
5.95% 1/18/18		3,989,000	4,319,624
6.15% 4/1/18		4,275,000	4,670,609
6.75% 10/1/37		9,643,000	9,872,957
7.5% 2/15/19		1,757,000	2,050,271
Janus Capital Group, Inc.:
6.125% 9/15/11 (e)		2,473,000	2,501,964
6.5% 6/15/12		4,266,000	4,480,392
JPMorgan Chase Capital XX 6.55% 9/29/36		17,904,000	17,848,068
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	7,566,570
Lazard Group LLC:
6.85% 6/15/17		3,867,000	4,116,766
7.125% 5/15/15		1,377,000	1,483,927
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		12,383,000	13,217,664
6.4% 8/28/17		7,407,000	7,986,946
6.875% 4/25/18		6,836,000	7,526,019
Morgan Stanley:
4% 7/24/15		15,887,000	15,960,684
4.75% 4/1/14		2,429,000	2,502,144
5.45% 1/9/17		2,238,000	2,350,632
5.625% 9/23/19		11,500,000	11,711,336
5.95% 12/28/17		5,050,000	5,370,887
6% 5/13/14		17,110,000	18,650,294
6.625% 4/1/18		15,268,000	16,784,143
7.3% 5/13/19		8,304,000	9,444,529
Nuveen Investments, Inc.:
5.5% 9/15/15		900,000	684,000
10.5% 11/15/15		900,000	846,000
The Bank of New York, Inc. 4.95% 11/1/12		3,864,000	4,183,020
UBS AG Stamford Branch 5.75% 4/25/18		4,505,000	5,061,165
			207,219,265
Commercial Banks - 1.8%
African Export-Import Bank 8.75% 11/13/14		1,040,000	1,159,600
Akbank T. A. S. 5.125% 7/22/15 (f)		855,000	844,313
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Ally Financial, Inc. 7.5% 9/15/20 (f)		$ 2,645,000	$ 2,618,550
Banco Bradesco SA 5.9% 1/16/21 (f)		520,000	527,800
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (f)		425,000	456,875
6.5% 6/10/19 (f)		165,000	189,750
BanColombia SA 6.125% 7/26/20		515,000	526,588
Bank of America NA:
5.3% 3/15/17		3,315,000	3,396,493
6% 10/15/36		690,000	702,784
Barclays Bank PLC 5% 9/22/16		8,175,000	8,875,213
BB&T Capital Trust IV 6.82% 6/12/77 (l)		2,330,000	2,260,100
BB&T Corp. 6.5% 8/1/11		1,243,000	1,304,832
CIT Group, Inc.:
7% 5/1/13		362,745	359,118
7% 5/1/14		2,039,117	1,983,041
7% 5/1/15		1,754,117	1,688,338
7% 5/1/16		2,651,861	2,529,212
7% 5/1/17		3,909,604	3,679,915
Credit Suisse New York Branch:
5% 5/15/13		9,569,000	10,353,706
6% 2/15/18		16,107,000	17,566,310
DBS Bank Ltd. (Singapore) 0.5963% 5/16/17 (f)(l)		3,914,986	3,787,749
Development Bank of Philippines 8.375% (l)		1,355,000	1,504,050
Discover Bank 8.7% 11/18/19		12,480,000	14,747,429
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		5,750,000	5,785,938
Export-Import Bank of Korea:
5.125% 2/14/11		2,920,000	2,965,240
5.25% 2/10/14 (f)		565,000	614,562
5.5% 10/17/12		2,256,000	2,404,097
Fifth Third Bancorp:
4.5% 6/1/18		145,000	143,367
8.25% 3/1/38		3,929,000	4,683,812
Fifth Third Capital Trust IV 6.5% 4/15/67 (l)		3,725,000	3,212,813
HBOS PLC 6.75% 5/21/18 (f)		6,067,000	5,933,162
HSBC Holdings PLC:
0.7336% 10/6/16 (l)		1,143,000	1,092,989
6.5% 9/15/37		8,400,000	9,705,654
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
HSBK (Europe) B.V. 9.25% 10/16/13 (f)		$ 2,345,000	$ 2,558,981
JPMorgan Chase Bank 6% 10/1/17		10,795,000	12,178,293
Kazkommerts International BV 8.5% 4/16/13 (f)		1,245,000	1,220,100
KeyBank NA:
5.8% 7/1/14		8,672,000	9,468,107
6.95% 2/1/28		1,977,000	2,119,680
7% 2/1/11		1,124,000	1,149,478
KeyBank NA, Cleveland 5.45% 3/3/16		3,939,000	4,207,919
Korea Development Bank 4.625% 9/16/10		1,833,000	1,835,526
Manufacturers & Traders Trust Co. 2.033% 4/1/13 (f)(l)		720,797	708,619
Marshall & Ilsley Bank:
4.85% 6/16/15		4,206,000	3,994,956
5% 1/17/17		5,275,000	5,003,374
5.25% 9/4/12		3,100,000	3,146,562
PNC Funding Corp.:
0.615% 1/31/12 (l)		3,707,000	3,695,616
3.625% 2/8/15		2,779,000	2,920,715
Regions Bank 6.45% 6/26/37		7,653,000	6,762,635
Regions Financial Corp.:
5.75% 6/15/15		1,964,000	1,994,911
7.75% 11/10/14		6,185,000	6,670,615
RSHB Capital SA 9% 6/11/14 (f)		405,000	460,688
Standard Chartered Bank 6.4% 9/26/17 (f)		3,365,000	3,768,834
The State Export-Import Bank of Ukraine JSC 8.4% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		485,000	463,175
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (f)(l)		1,437,000	1,385,012
UnionBanCal Corp. 5.25% 12/16/13		662,000	716,818
Wachovia Bank NA:
4.875% 2/1/15		1,408,000	1,514,335
6.6% 1/15/38		9,000,000	10,227,663
Wachovia Corp.:
0.6363% 4/23/12 (l)		543,000	539,622
5.625% 10/15/16		3,399,000	3,750,450
5.75% 6/15/17		2,933,000	3,292,844
Wells Fargo & Co.:
3.625% 4/15/15		10,194,000	10,668,072
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.: - continued
3.75% 10/1/14		$ 4,016,000	$ 4,232,615
Zions Bancorp. 7.75% 9/23/14		3,590,000	3,771,467
			232,031,082
Consumer Finance - 1.1%
Capital One Bank USA NA 8.8% 7/15/19		2,359,000	2,989,801
Capital One Financial Corp. 5.7% 9/15/11		5,251,000	5,466,758
Discover Financial Services:
6.45% 6/12/17		9,775,000	10,433,473
10.25% 7/15/19		11,089,000	13,964,965
Ford Motor Credit Co. LLC:
6.625% 8/15/17		2,655,000	2,694,825
7% 4/15/15		2,970,000	3,051,675
8% 6/1/14		1,065,000	1,126,238
8% 12/15/16		2,135,000	2,319,285
8.125% 1/15/20		1,780,000	1,948,173
12% 5/15/15		3,440,000	4,059,200
General Electric Capital Corp.:
5.625% 9/15/17		5,858,000	6,470,782
5.625% 5/1/18		25,000,000	27,576,100
5.875% 1/14/38		14,000,000	14,435,022
6.375% 11/15/67 (l)		9,000,000	8,640,000
GMAC LLC:
6.75% 12/1/14		4,595,000	4,549,050
8% 12/31/18		975,000	938,438
8% 11/1/31		2,190,000	2,146,200
Household Finance Corp. 6.375% 10/15/11		1,860,000	1,964,744
HSBC Finance Corp.:
5.25% 1/14/11		1,308,000	1,328,279
5.25% 1/15/14		1,054,000	1,128,579
National Money Mart Co. 10.375% 12/15/16		2,975,000	3,101,438
ORIX Corp. 5.48% 11/22/11		385,000	401,187
SLM Corp.:
0.7278% 10/25/11 (l)		12,343,000	11,739,205
0.7371% 3/15/11 (l)		112,000	110,905
8% 3/25/20		5,103,000	4,465,227
			137,049,549
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 1.7%
Azovstal Capital BV 9.125% 2/28/11		$ 375,000	$ 375,938
Bank of America Corp.:
5.75% 12/1/17		4,590,000	4,859,249
8% (l)		970,000	979,700
8.125% (l)		1,290,000	1,309,350
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		540,000	534,600
Calpine Construction Finance Co. LP 8% 6/1/16 (f)		2,835,000	2,962,575
CCO Holdings LLC/CCO Holdings Capital Corp. 7.875% 4/30/18 (f)		865,000	890,950
Citigroup, Inc.:
4.75% 5/19/15		30,435,000	31,353,620
5.375% 8/9/20		10,933,000	11,042,264
5.5% 4/11/13		13,549,000	14,385,434
6.125% 5/15/18		15,634,000	16,878,920
6.5% 1/18/11		1,307,000	1,334,430
6.5% 8/19/13		10,774,000	11,783,222
City of Buenos Aires 12.5% 4/6/15 (f)		2,335,000	2,440,075
GMAC, Inc. 8% 3/15/20 (f)		4,700,000	4,805,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		2,605,000	2,591,975
8% 1/15/18		4,655,000	4,631,725
ILFC E-Capital Trust II 6.25% 12/21/65 (f)(l)		1,250,000	793,750
Ineos Finance PLC 9% 5/15/15 (f)		1,715,000	1,766,450
International Lease Finance Corp.:
5.4% 2/15/12		2,864,000	2,803,140
5.625% 9/20/13		380,000	356,725
5.65% 6/1/14		11,820,000	10,963,050
6.375% 3/25/13		1,858,000	1,795,293
6.625% 11/15/13		4,281,000	4,120,463
JPMorgan Chase & Co.:
4.891% 9/1/15 (l)		2,729,000	2,714,083
4.95% 3/25/20		17,148,000	18,130,049
LBI Escrow Corp. 8% 11/1/17 (f)		3,820,000	4,106,500
Myriad International Holding BV 6.375% 7/28/17 (f)		855,000	871,031
NSG Holdings II, LLC 7.75% 12/15/25 (f)		9,115,000	8,066,775
Offshore Group Investment Ltd. 11.5% 8/1/15 (f)		1,985,000	1,980,038
PHH Corp. 9.25% 3/1/16 (f)		1,610,000	1,618,050
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)		$ 1,090,000	$ 1,064,073
5.5% 1/15/14 (f)		695,000	702,683
5.7% 4/15/17 (f)		1,696,000	1,557,593
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		460,000	483,000
Sunwest Management, Inc. 7.9726% 2/10/15		364,436	278,648
Teachers Insurance & Annuity Association of America 6.85% 12/16/39 (f)		6,200,000	7,784,298
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,680,254
5.15% 3/15/20		3,681,000	4,021,680
TMK Capital SA 10% 7/29/11		1,700,000	1,763,750
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (f)		1,235,000	1,343,063
TransCapitalInvest Ltd. 5.67% 3/5/14 (f)		3,238,000	3,427,786
UPC Germany GmbH 8.125% 12/1/17 (f)		1,950,000	2,006,160
Volkswagen International Finance NV 4% 8/12/20 (f)		5,602,000	5,800,109
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(l)		5,121,570	5,293,996
ZFS Finance USA Trust II 6.45% 12/15/65 (f)(l)		5,755,000	5,294,600
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(l)		1,673,000	1,497,921
ZFS Finance USA Trust V 6.5% 5/9/67 (f)(l)		3,125,000	2,828,125
			221,072,913
Insurance - 1.2%
Allstate Corp.:
5.55% 5/9/35		7,505,000	7,927,922
6.2% 5/16/14		6,893,000	8,010,335
American International Group, Inc. 8.175% 5/15/68 (l)		7,875,000	6,752,813
Assurant, Inc. 5.625% 2/15/14		1,912,000	2,040,376
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	598,978
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(l)		1,491,000	1,408,995
Jackson National Life Global Funding 5.375% 5/8/13 (f)		753,000	816,864
Liberty Mutual Group, Inc. 6.5% 3/15/35 (f)		594,000	541,239
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (f)		7,475,000	10,643,271
MetLife, Inc.:
2.375% 2/6/14		5,900,000	5,924,951
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
MetLife, Inc.: - continued
4.75% 2/8/21		$ 4,032,000	$ 4,219,359
5% 6/15/15		1,163,000	1,274,925
5.875% 2/6/41		3,113,000	3,405,298
6.125% 12/1/11		990,000	1,047,635
6.75% 6/1/16		7,610,000	8,966,307
Metropolitan Life Global Funding I:
5.125% 4/10/13 (f)		559,000	608,912
5.125% 6/10/14 (f)		6,751,000	7,479,784
Monumental Global Funding II 5.65% 7/14/11 (f)		1,652,000	1,696,647
Monumental Global Funding III 5.5% 4/22/13 (f)		2,202,000	2,383,696
New York Life Insurance Co. 6.75% 11/15/39 (f)		4,378,000	5,595,539
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)		5,160,000	6,096,421
Pacific Life Global Funding 5.15% 4/15/13 (f)		11,281,000	12,135,107
Pacific Life Insurance Co. 9.25% 6/15/39 (f)		7,656,000	9,871,019
Pacific LifeCorp 6% 2/10/20 (f)		5,766,000	6,234,764
Prudential Financial, Inc.:
3.625% 9/17/12		11,000,000	11,414,392
4.75% 9/17/15		11,000,000	11,799,700
5.15% 1/15/13		2,167,000	2,317,301
5.4% 6/13/35		452,000	445,282
5.5% 3/15/16		425,000	464,527
5.7% 12/14/36		384,000	393,492
6.2% 1/15/15		1,180,000	1,326,600
7.375% 6/15/19		3,230,000	3,931,550
8.875% 6/15/38 (l)		1,915,000	2,087,350
Symetra Financial Corp. 6.125% 4/1/16 (f)		5,181,000	5,343,942
The Chubb Corp. 5.75% 5/15/18		4,035,000	4,656,721
			159,862,014
Real Estate Investment Trusts - 0.5%
AvalonBay Communities, Inc.:
4.95% 3/15/13		367,000	389,761
5.5% 1/15/12		1,759,000	1,855,372
Camden Property Trust:
5.375% 12/15/13		4,073,000	4,387,831
5.875% 11/30/12		670,000	718,816
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.:
5.25% 4/15/11		$ 3,363,000	$ 3,373,002
5.375% 10/15/12		3,206,000	3,201,835
7.5% 4/1/17		4,686,000	4,717,912
7.875% 9/1/20		323,000	328,857
Duke Realty LP:
4.625% 5/15/13		949,000	985,287
5.875% 8/15/12		1,017,000	1,068,241
Equity One, Inc.:
6% 9/15/17		890,000	916,883
6.25% 12/15/14		5,251,000	5,624,493
6.25% 1/15/17		494,000	516,620
Federal Realty Investment Trust:
5.4% 12/1/13		441,000	478,941
5.9% 4/1/20		2,450,000	2,731,850
6% 7/15/12		2,933,000	3,146,308
6.2% 1/15/17		620,000	700,637
HMB Capital Trust V 4.1371% 12/15/36 (b)(f)(l)		270,000	0
HRPT Properties Trust:
5.75% 11/1/15		890,000	942,313
6.25% 6/15/17		1,232,000	1,292,825
6.65% 1/15/18		656,000	703,528
Omega Healthcare Investors, Inc.:
7% 4/1/14		7,000,000	7,140,000
7% 1/15/16		3,060,000	3,128,850
Rouse Co.:
5.375% 11/26/13 (b)		145,000	165,300
7.2% 9/15/12 (b)		10,000	11,975
Senior Housing Properties Trust:
6.75% 4/15/20		2,325,000	2,383,125
8.625% 1/15/12		250,000	262,500
UDR, Inc. 5.5% 4/1/14		5,222,000	5,584,431
Washington (REIT) 5.95% 6/15/11		3,701,000	3,809,883
			60,567,376
Real Estate Management & Development - 1.1%
AMB Property LP 5.9% 8/15/13		2,580,000	2,749,996
Arden Realty LP 5.2% 9/1/11		1,339,000	1,377,247
BioMed Realty LP 6.125% 4/15/20 (f)		3,359,000	3,629,913
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP:
5.625% 12/15/10		$ 4,192,000	$ 4,233,220
5.7% 5/1/17		5,943,000	6,021,263
5.75% 4/1/12		2,512,000	2,595,115
Colonial Properties Trust 6.875% 8/15/12		4,000,000	4,130,000
Colonial Realty LP 6.05% 9/1/16		2,000,000	1,934,624
Digital Realty Trust LP 4.5% 7/15/15 (f)		4,981,000	5,044,035
Duke Realty LP:
5.4% 8/15/14		5,421,000	5,715,604
5.625% 8/15/11		3,706,000	3,787,358
5.95% 2/15/17		1,109,000	1,189,161
6.25% 5/15/13		14,424,000	15,589,312
6.5% 1/15/18		3,795,000	4,152,569
6.75% 3/15/20		10,000,000	11,177,250
ERP Operating LP:
4.75% 7/15/20		6,820,000	7,138,992
5.25% 9/15/14		1,310,000	1,446,619
5.375% 8/1/16		2,768,000	3,048,191
5.5% 10/1/12		3,655,000	3,944,001
5.75% 6/15/17		11,387,000	12,856,572
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	91,000
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	632,677
Host Hotels & Resorts LP 9% 5/15/17		2,135,000	2,316,475
Liberty Property LP:
5.125% 3/2/15		1,190,000	1,257,632
5.5% 12/15/16		1,523,000	1,640,796
6.625% 10/1/17		4,264,000	4,879,837
Mack-Cali Realty LP 7.75% 2/15/11		976,000	999,534
Post Apartment Homes LP 6.3% 6/1/13		3,812,000	4,116,240
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,553,931
Regency Centers LP:
4.95% 4/15/14		611,000	641,372
5.25% 8/1/15		2,133,000	2,283,037
5.875% 6/15/17		1,056,000	1,144,370
Simon Property Group LP:
4.2% 2/1/15		3,659,000	3,910,886
6.75% 2/1/40		6,410,000	7,656,207
Tanger Properties LP:
6.125% 6/1/20		4,395,000	4,836,482
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP: - continued
6.15% 11/15/15		$ 824,000	$ 910,852
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (f)		2,455,000	2,553,200
Ventas Realty LP:
6.5% 6/1/16		105,000	107,100
6.5% 6/1/16		450,000	459,000
6.625% 10/15/14		3,505,000	3,610,150
6.75% 4/1/17		250,000	257,500
			149,619,320
Thrifts & Mortgage Finance - 0.5%
Bank of America Corp.:
3.7% 9/1/15		4,630,000	4,621,360
5.625% 7/1/20		18,255,000	18,820,814
5.65% 5/1/18		12,000,000	12,477,804
6.5% 8/1/16		9,000,000	10,059,381
First Niagara Financial Group, Inc. 6.75% 3/19/20		7,320,000	8,035,501
Independence Community Bank Corp.:
2.353% 4/1/14 (l)		4,218,000	4,058,142
4.9% 9/23/10		1,696,000	1,698,948
Wrightwood Capital LLC 10.5% 6/1/14 (b)(f)		100,000	38,000
			59,809,950
TOTAL FINANCIALS			1,227,231,469
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.1%
Biomet, Inc.:
10% 10/15/17		4,825,000	5,235,125
10.375% 10/15/17 pay-in-kind (l)		3,155,000	3,423,175
			8,658,300
Health Care Providers & Services - 0.4%
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,748,691
6.3% 8/15/14		3,618,000	3,858,420
DASA Finance Corp. 8.75% 5/29/18 (f)		585,000	655,785
Express Scripts, Inc.:
5.25% 6/15/12		7,157,000	7,635,474
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc.: - continued
6.25% 6/15/14		$ 2,629,000	$ 3,031,048
HCA, Inc.:
8.5% 4/15/19		1,760,000	1,922,800
9.125% 11/15/14		3,905,000	4,110,013
9.25% 11/15/16		4,905,000	5,236,088
9.625% 11/15/16 pay-in-kind (l)		11,255,066	12,014,783
Psychiatric Solutions, Inc. 7.75% 7/15/15		420,000	425,250
Rural/Metro Corp. 12.75% 3/15/16		995,000	1,047,337
Skilled Healthcare Group, Inc. 11% 1/15/14		64,000	55,680
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	10,475
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc.:
8% 2/1/18		4,570,000	4,478,600
8% 2/1/18 (f)		2,330,000	2,283,400
			48,513,844
Health Care Technology - 0.0%
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14		7,885,000	8,456,663
Pharmaceuticals - 0.1%
Mylan, Inc.:
7.625% 7/15/17 (f)		1,115,000	1,156,813
7.875% 7/15/20 (f)		995,000	1,042,263
Novartis Capital Corp. 4.125% 2/10/14		2,930,000	3,204,564
Roche Holdings, Inc. 5% 3/1/14 (f)		5,943,000	6,633,553
Valeant Pharmaceuticals International 7.625% 3/15/20 (f)		1,720,000	2,072,600
			14,109,793
TOTAL HEALTH CARE			79,738,600
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
6.375% 6/1/19 (f)		8,071,000	9,460,108
6.4% 12/15/11 (f)		818,000	865,026
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
BE Aerospace, Inc. 8.5% 7/1/18		$ 2,875,000	$ 3,076,250
Esterline Technologies Corp. 7% 8/1/20 (f)		1,105,000	1,124,338
			14,525,722
Airlines - 0.4%
Air Canada 9.25% 8/1/15 (f)		4,265,000	4,201,025
American Airlines, Inc. 10.5% 10/15/12 (f)		3,200,000	3,400,000
American Airlines, Inc. pass-thru trust certificates:
6.977% 11/23/22		934,236	789,430
6.978% 10/1/12		178,326	179,663
8.608% 10/1/12		960,000	960,000
10.375% 7/2/19		1,878,805	2,151,232
AMR Corp. 9% 8/1/12		485,000	473,481
Continental Airlines, Inc.:
pass-thru trust certificates:
7.875% 7/2/18		792,960	745,382
9.798% 4/1/21		615,180	602,877
6.648% 3/15/19		2,820,535	2,858,613
6.75% 9/15/15 (f)		3,405,000	3,379,463
6.82% 5/1/18		221,731	221,731
6.9% 7/2/19		817,032	839,501
Continental Airlines, Inc. 9.25% 5/10/17		3,060,000	3,182,400
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		338,024	347,320
7.57% 11/18/10		11,016,000	11,126,160
8.021% 8/10/22		1,640,643	1,613,573
8.954% 8/10/14		2,174,767	2,231,311
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		910,740	919,847
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19		1,918,309	1,815,679
8.36% 7/20/20		1,320,837	1,318,856
United Air Lines, Inc.:
9.875% 8/1/13 (f)		785,000	834,063
12% 11/1/13 (f)		995,000	1,064,650
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		838,014	754,212
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates: - continued
9.75% 1/15/17		$ 2,284,141	$ 2,529,686
12% 1/15/16 (f)		828,962	902,491
			49,442,646
Building Products - 0.0%
Building Materials Corp. of America 6.875% 8/15/18 (f)		2,550,000	2,499,000
Commercial Services & Supplies - 0.2%
ACCO Brands Corp. 10.625% 3/15/15		795,000	876,488
ARAMARK Corp.:
3.9656% 2/1/15 (l)		5,440,000	4,977,600
8.5% 2/1/15		1,775,000	1,828,250
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (f)		955,000	977,634
International Lease Finance Corp.:
6.5% 9/1/14 (f)		1,620,000	1,656,450
6.75% 9/1/16 (f)		1,620,000	1,652,400
8.625% 9/15/15 (f)		2,745,000	2,765,588
8.75% 3/15/17 (f)		3,990,000	4,019,925
8.875% 9/1/17		4,870,000	4,918,700
			23,673,035
Construction & Engineering - 0.0%
Amsted Industries, Inc. 8.125% 3/15/18 (f)		2,535,000	2,579,363
Odebrecht Finance Ltd. 7% 4/21/20 (f)		460,000	487,600
Odebrecht Overseas Ltd. 9.625%		250,000	253,125
			3,320,088
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17		17,730,000	19,892,812
Otter Tail Corp. 9% 12/15/16		2,410,000	2,578,700
Sequa Corp.:
11.75% 12/1/15 (f)		1,415,000	1,464,525
13.5% 12/1/15 pay-in-kind (f)		901,711	944,542
			24,880,579
Machinery - 0.1%
Accuride Corp. 9.5% 8/1/18 (f)		1,515,000	1,552,875
ArvinMeritor, Inc. 8.125% 9/15/15		3,250,000	3,258,125
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Navistar International Corp. 8.25% 11/1/21		$ 2,655,000	$ 2,761,200
RBS Global, Inc./Rexnord Corp.:
8.5% 5/1/18		2,960,000	2,989,600
11.75% 8/1/16		1,860,000	1,990,200
SPX Corp. 6.875% 9/1/17 (f)		3,260,000	3,333,350
			15,885,350
Marine - 0.1%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (f)		1,970,000	2,038,950
9.5% 12/15/14		3,070,000	3,062,325
			5,101,275
Professional Services - 0.0%
FTI Consulting, Inc. 7.625% 6/15/13		1,395,000	1,412,438
Road & Rail - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		4,105,000	4,105,000
7.75% 5/15/16		3,025,000	2,934,250
Hertz Corp.:
8.875% 1/1/14		6,065,000	6,231,788
10.5% 1/1/16		2,240,000	2,374,400
Kansas City Southern de Mexico, SA de CV 12.5% 4/1/16		1,135,000	1,362,000
Swift Transportation Co., Inc. 12.5% 5/15/17 (f)		2,780,000	2,766,100
			19,773,538
Trading Companies & Distributors - 0.0%
Aircastle Ltd. 9.75% 8/1/18 (f)		495,000	501,188
TOTAL INDUSTRIALS			161,014,859
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Avaya, Inc.:
9.75% 11/1/15		1,955,000	1,842,588
10.125% 11/1/15 pay-in-kind (l)		6,052,385	5,719,504
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc.:
6.45% 3/15/29		$ 5,400,000	$ 3,645,000
6.5% 1/15/28		1,940,000	1,309,500
			12,516,592
Computers & Peripherals - 0.0%
Seagate HDD Cayman 6.875% 5/1/20 (f)		1,015,000	995,969
Seagate Technology HDD Holdings 6.8% 10/1/16		4,140,000	4,181,400
			5,177,369
Electronic Equipment & Components - 0.1%
Intcomex, Inc. 13.25% 12/15/14 (f)		1,510,000	1,593,050
Jabil Circuit, Inc.:
7.75% 7/15/16		2,915,000	3,140,913
8.25% 3/15/18		1,025,000	1,114,688
Tyco Electronics Group SA:
5.95% 1/15/14		2,950,000	3,300,271
6% 10/1/12		3,877,000	4,195,879
6.55% 10/1/17		1,383,000	1,617,597
			14,962,398
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		2,530,000	2,656,500
Terremark Worldwide, Inc. 12% 6/15/17		3,465,000	3,898,125
			6,554,625
IT Services - 0.0%
Fidelity National Information Services, Inc.:
7.625% 7/15/17 (f)		800,000	832,000
7.875% 7/15/20 (f)		1,070,000	1,123,500
SunGard Data Systems, Inc. 10.25% 8/15/15		3,795,000	3,956,288
			5,911,788
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27		8,230,000	8,401,439
Xerox Corp. 5.5% 5/15/12		1,602,000	1,709,654
			10,111,093
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 7.75% 8/1/20 (f)		2,085,000	2,069,363
Amkor Technology, Inc. 7.375% 5/1/18 (f)		2,060,000	2,054,850
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor, Inc.:
9.125% 12/15/14 pay-in-kind (l)		$ 1,966,560	$ 1,819,068
9.25% 4/15/18 (f)		2,385,000	2,385,000
10.125% 12/15/16		3,320,000	2,739,000
Viasystems, Inc. 12% 1/15/15 (f)		1,590,000	1,729,125
			12,796,406
TOTAL INFORMATION TECHNOLOGY			68,030,271
MATERIALS - 1.1%
Chemicals - 0.5%
Berry Plastics Corp.:
5.2759% 2/15/15 (l)		1,975,000	1,856,500
8.25% 11/15/15		3,805,000	3,805,000
8.875% 9/15/14		2,455,000	2,332,250
9.5% 5/15/18 (f)		3,800,000	3,524,500
Braskem Finance Ltd. 7% 5/7/20 (f)		410,000	426,400
Dow Chemical Co.:
4.85% 8/15/12		9,460,000	9,983,904
7.6% 5/15/14		16,104,000	18,774,639
Huntsman International LLC:
5.5% 6/30/16		3,195,000	2,979,338
8.625% 3/15/20 (f)		1,700,000	1,700,000
Lubrizol Corp. 8.875% 2/1/19		928,000	1,193,068
Lyondell Chemical Co. 11% 5/1/18		3,955,000	4,296,119
NOVA Chemicals Corp.:
3.7476% 11/15/13 (l)		2,720,000	2,529,600
6.5% 1/15/12		2,290,000	2,341,525
8.375% 11/1/16		2,825,000	2,888,563
8.625% 11/1/19		1,935,000	2,012,400
			60,643,806
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		1,833,000	2,014,920
Texas Industries, Inc. 9.25% 8/15/20 (f)		3,100,000	3,084,500
			5,099,420
Containers & Packaging - 0.1%
Crown Cork & Seal, Inc. 7.375% 12/15/26		4,250,000	4,016,250
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Pactiv Corp.:
5.875% 7/15/12		$ 1,713,000	$ 1,816,948
6.4% 1/15/18		1,749,000	1,813,772
Vitro SAB de CV 8.625% 2/1/12 (b)		6,915,000	3,388,350
			11,035,320
Metals & Mining - 0.5%
Algoma Acquisition Corp. 9.875% 6/15/15 (f)		1,200,000	1,050,000
Anglo American Capital PLC 9.375% 4/8/14 (f)		5,953,000	7,240,830
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12		1,975,000	2,096,439
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)		2,002,000	2,208,290
CSN Islands XI Corp. 6.875% 9/21/19 (f)		1,500,000	1,605,000
Edgen Murray Corp. 12.25% 1/15/15 (f)		4,970,000	4,100,250
Essar Steel Algoma, Inc. 9.375% 3/15/15 (f)		3,100,000	3,061,250
Evraz Group SA 8.875% 4/24/13 (f)		2,055,000	2,142,338
FMG Finance Property Ltd.:
10% 9/1/13 (f)		5,580,000	6,082,200
10.625% 9/1/16 (f)		789,000	931,020
McJunkin Red Man Corp. 9.5% 12/15/16 (f)		5,660,000	5,009,100
Metinvest BV 10.25% 5/20/15 (f)		810,000	838,350
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13		3,264,000	3,633,237
6.5% 7/15/18		1,458,000	1,726,266
Severstal Columbus LLC 10.25% 2/15/18 (f)		2,940,000	3,057,600
Southern Copper Corp. 6.75% 4/16/40		1,025,000	1,101,875
Steel Dynamics, Inc.:
6.75% 4/1/15		2,240,000	2,268,000
7.375% 11/1/12		1,985,000	2,094,175
Tube City IMS Corp. 9.75% 2/1/15		1,700,000	1,738,250
United States Steel Corp. 6.65% 6/1/37		2,648,000	2,330,240
Vale Overseas Ltd. 6.25% 1/23/17		5,007,000	5,614,199
			59,928,909
Paper & Forest Products - 0.0%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20		1,165,000	1,188,300
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Verso Paper Holdings LLC/Verso Paper, Inc.:
9.125% 8/1/14		$ 1,345,000	$ 1,297,925
11.5% 7/1/14		3,795,000	4,041,675
			6,527,900
TOTAL MATERIALS			143,235,355
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.5%
Alestra SA de RL de CV 11.75% 8/11/14		1,185,000	1,309,425
AT&T, Inc.:
2.5% 8/15/15		7,000,000	7,076,244
5.8% 2/15/19		5,216,000	6,152,126
6.3% 1/15/38		31,601,000	36,261,926
BellSouth Capital Funding Corp. 7.875% 2/15/30		899,000	1,136,310
British Telecommunications PLC 9.375% 12/15/10 (e)		2,717,000	2,777,652
CenturyTel, Inc. 7.6% 9/15/39		7,184,000	6,999,350
Citizens Communications Co.:
7.875% 1/15/27		925,000	901,875
9% 8/15/31		2,260,000	2,299,550
Frontier Communications Corp.:
7.875% 4/15/15		1,545,000	1,626,113
8.125% 10/1/18		3,615,000	3,831,900
8.25% 5/1/14		2,245,000	2,421,682
8.25% 4/15/17		2,270,000	2,423,225
8.5% 4/15/20		775,000	817,625
Global Crossing Ltd. 12% 9/15/15		2,160,000	2,397,816
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		710,000	763,250
Intelsat Bermuda Ltd. 12% 2/4/17 pay-in-kind (l)		7,164,320	7,376,016
Intelsat Ltd.:
6.5% 11/1/13		3,700,000	3,533,500
7.625% 4/15/12		3,665,000	3,710,813
11.25% 6/15/16		1,635,000	1,753,538
Qwest Communications International, Inc.:
7.125% 4/1/18 (f)		2,450,000	2,529,625
7.5% 2/15/14		1,310,000	1,334,563
8% 10/1/15 (f)		2,050,000	2,203,750
Sprint Capital Corp. 6.875% 11/15/28		15,285,000	12,762,975
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA:
4.95% 9/30/14		$ 3,208,000	$ 3,372,439
5.25% 10/1/15		1,177,000	1,253,090
6.999% 6/4/18		1,793,000	2,028,955
7.175% 6/18/19		14,000,000	16,139,102
7.2% 7/18/36		7,240,000	7,798,378
Telefonica Emisiones SAU:
5.134% 4/27/20		10,000,000	10,780,330
6.421% 6/20/16		1,162,000	1,339,544
U.S. West Communications 7.5% 6/15/23		3,760,000	3,797,600
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	7,072,614
6.25% 4/1/37		2,348,000	2,684,142
6.4% 2/15/38		7,621,000	8,930,981
6.9% 4/15/38		6,295,000	7,794,664
Verizon New England, Inc. 6.5% 9/15/11		891,000	940,002
Verizon New York, Inc. 6.875% 4/1/12		2,653,000	2,866,620
Wind Acquisition Finance SA 11.75% 7/15/17 (f)		4,535,000	4,988,500
			196,187,810
Wireless Telecommunication Services - 1.0%
Cleveland Unlimited, Inc. 13.5% 12/15/10 (f)(l)		1,260,000	1,260,000
Cricket Communications, Inc.:
7.75% 5/15/16		2,905,000	2,999,413
9.375% 11/1/14		1,185,000	1,199,813
Digicel Group Ltd.:
8.25% 9/1/17 (f)		2,020,000	2,060,400
8.875% 1/15/15 (f)		4,030,000	4,050,150
9.125% 1/15/15 pay-in-kind (f)(l)		3,070,000	3,085,350
12% 4/1/14 (f)		3,545,000	4,050,163
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14		9,282,000	10,028,291
5.875% 10/1/19		11,570,000	12,988,227
6.35% 3/15/40		3,541,000	3,908,616
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16		4,770,000	5,068,125
11.5% 6/15/16		7,175,000	7,713,125
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (f)		550,000	565,125
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Subsidiary Holding Co. Ltd.: - continued
8.875% 1/15/15		$ 6,110,000	$ 6,308,575
MetroPCS Wireless, Inc.:
9.25% 11/1/14		4,060,000	4,222,400
9.25% 11/1/14		1,560,000	1,626,300
Millicom International Cellular SA 10% 12/1/13		3,755,000	3,877,038
Mobile Telesystems Finance SA 8% 1/28/12 (f)		613,000	643,650
MTS International Funding Ltd. 8.625% 6/22/20 (f)		1,055,000	1,201,434
Nextel Communications, Inc.:
5.95% 3/15/14		6,545,000	6,324,106
6.875% 10/31/13		9,105,000	9,082,238
7.375% 8/1/15		4,995,000	4,945,050
NII Capital Corp.:
8.875% 12/15/19		2,695,000	2,897,125
10% 8/15/16		3,560,000	3,991,650
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		2,635,000	2,490,075
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		3,170,000	3,043,200
Sprint Nextel Corp. 6% 12/1/16		5,715,000	5,336,381
Telecom Personal SA 9.25% 12/22/10 (f)		1,455,000	1,484,100
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		1,545,000	1,641,563
Vodafone Group PLC:
5% 12/16/13		2,296,000	2,509,576
5.5% 6/15/11		2,760,000	2,860,370
			123,461,629
TOTAL TELECOMMUNICATION SERVICES			319,649,439
UTILITIES - 1.6%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17		1,753,000	2,054,719
Commonwealth Edison Co. 5.4% 12/15/11		2,948,000	3,107,838
EDP Finance BV:
4.9% 10/1/19 (f)		6,700,000	6,201,058
6% 2/2/18 (f)		9,619,000	9,633,198
Empresa Distribuidora y Comercializadora Norte SA 10.5% 10/9/17		295,000	306,800
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Solutions Corp.:
4.8% 2/15/15		$ 2,432,000	$ 2,593,619
6.05% 8/15/21		3,544,000	3,755,304
Illinois Power Co. 6.125% 11/15/17		3,112,000	3,590,507
Intergen NV 9% 6/30/17 (f)		5,270,000	5,414,925
IPALCO Enterprises, Inc. 7.25% 4/1/16 (f)		4,440,000	4,639,800
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		1,440,000	1,684,800
7.75% 1/20/20 (f)		850,000	1,015,750
8% 8/7/19 (f)		635,000	768,350
Mirant Americas Generation LLC:
8.5% 10/1/21		3,570,000	3,248,700
9.125% 5/1/31		3,775,000	3,383,344
National Power Corp. 6.875% 11/2/16 (f)		715,000	832,975
Nevada Power Co. 6.5% 5/15/18		790,000	947,291
Oncor Electric Delivery Co. 6.375% 5/1/12		2,731,000	2,944,742
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	865,006
PPL Capital Funding, Inc. 6.7% 3/30/67 (l)		8,250,000	7,734,375
Progress Energy, Inc.:
6% 12/1/39		10,303,000	11,798,099
7.1% 3/1/11		3,385,000	3,489,488
Sierra Pacific Power Co. 5.45% 9/1/13		1,560,000	1,710,568
			81,721,256
Gas Utilities - 0.1%
Dynegy Holdings, Inc. 7.5% 6/1/15 (f)		2,940,000	2,234,400
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,165,000	1,231,988
Southern Natural Gas Co. 5.9% 4/1/17 (f)		442,000	486,806
Texas Eastern Transmission Corp. 7.3% 12/1/10		3,100,000	3,147,551
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		1,410,000	1,381,800
			8,482,545
Independent Power Producers & Energy Traders - 0.3%
AES Corp.:
7.75% 3/1/14		5,400,000	5,616,000
7.75% 10/15/15		3,210,000	3,362,475
8% 10/15/17		2,575,000	2,723,063
9.75% 4/15/16		1,475,000	1,644,625
Duke Capital LLC 5.668% 8/15/14		2,055,000	2,288,684
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10% 12/1/20		$ 975,000	$ 934,781
Exelon Generation Co. LLC 5.35% 1/15/14		1,528,000	1,681,442
NRG Energy, Inc.:
7.375% 2/1/16		2,840,000	2,854,200
7.375% 1/15/17		3,225,000	3,249,188
8.25% 9/1/20 (f)		1,950,000	1,964,625
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (f)		720,000	874,800
7.39% 12/2/24 (f)		750,000	913,125
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	7,888,280
RRI Energy, Inc. 7.625% 6/15/14		8,000,000	7,860,000
			43,855,288
Multi-Utilities - 0.6%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		3,771,000	4,308,873
Dominion Resources, Inc.:
4.75% 12/15/10		3,931,000	3,977,814
6.3% 9/30/66 (l)		4,887,000	4,593,780
7.5% 6/30/66 (l)		9,539,000	9,729,780
DTE Energy Co. 7.05% 6/1/11		984,000	1,027,409
KeySpan Corp. 7.625% 11/15/10		494,000	500,914
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18		7,846,000	9,083,142
5.875% 10/1/12		2,921,000	3,179,479
6.5% 9/15/37		7,097,000	8,635,438
National Grid PLC 6.3% 8/1/16		1,314,000	1,540,556
NiSource Finance Corp.:
5.25% 9/15/17		843,000	912,221
5.4% 7/15/14		1,347,000	1,472,806
5.45% 9/15/20		854,000	915,076
6.4% 3/15/18		1,326,000	1,522,765
6.8% 1/15/19		6,774,000	7,986,946
7.875% 11/15/10		1,022,000	1,035,057
San Diego Gas & Electric Co. 4.5% 8/15/40		7,225,000	7,314,287
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp. 6.25% 5/15/67 (l)		$ 6,172,000	$ 5,832,540
WPS Resources Corp. 6.11% 12/1/66 (l)		882,000	798,210
			74,367,093
TOTAL UTILITIES			208,426,182
TOTAL NONCONVERTIBLE BONDS			3,115,242,525
TOTAL CORPORATE BONDS (Cost $2,810,059,325)			3,120,582,606
U.S. Government and Government Agency Obligations - 34.5%

U.S. Government Agency Obligations - 1.7%
Fannie Mae:
0.625% 9/24/12		770,000	768,996
1% 4/4/12		1,230,000	1,238,956
1% 9/23/13		35,637,000	35,688,887
1.25% 6/22/12		3,553,000	3,593,881
1.25% 8/20/13		50,501,000	50,983,689
5% 2/16/12		1,090,000	1,160,580
Federal Home Loan Bank:
1.625% 11/21/12		39,650,000	40,431,819
1.625% 3/20/13		23,140,000	23,614,694
Freddie Mac:
1.125% 7/27/12		330,000	333,152
1.75% 6/15/12		885,000	903,032
2.125% 3/23/12		75,000	76,834
3% 7/28/14		50,000,000	53,389,650
5.25% 7/18/11		10,730,000	11,199,083
Tennessee Valley Authority 5.375% 4/1/56		385,000	479,789
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			223,863,042
U.S. Treasury Inflation Protected Obligations - 4.0%
U.S. Treasury Inflation-Indexed Bonds 2.5% 1/15/29		20,304,800	23,889,110
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes:
1.375% 1/15/20		$ 255,139,898	$ 266,773,999
2.125% 2/15/40		78,258,048	88,318,624
2.625% 7/15/17 (p)		120,261,895	137,264,215
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			516,245,948
U.S. Treasury Obligations - 28.5%
U.S. Treasury Bonds:
4.25% 5/15/39		36,203,000	40,971,623
4.375% 11/15/39		19,090,000	22,037,019
4.375% 5/15/40		249,658,000	288,549,723
U.S. Treasury Notes:
0.75% 11/30/11		171,564,000	172,368,292
0.875% 2/29/12		119,396,000	120,254,457
1% 3/31/12		278,585,000	281,164,697
1.125% 1/15/12		38,423,000	38,816,221
1.375% 10/15/12		163,445,000	166,420,189
1.75% 3/31/14 (p)		125,000,000	128,779,250
1.875% 6/15/12		67,860,000	69,598,913
1.875% 4/30/14 (p)		42,760,000	44,226,540
1.875% 6/30/15		50,250,000	51,631,875
2.375% 9/30/14		171,534,000	180,486,016
2.375% 2/28/15		667,385,000	702,008,884
2.5% 3/31/15		100,000,000	105,758,000
2.5% 4/30/15		100,000,000	105,757,800
2.625% 7/31/14		625,000,000	663,916,250
2.625% 12/31/14		329,010,000	349,470,474
2.75% 2/15/19		80,000,000	83,175,040
3.5% 5/15/20		21,386,000	23,312,451
3.625% 2/15/20		26,742,000	29,441,284
TOTAL U.S. TREASURY OBLIGATIONS			3,668,144,998
Other Government Related - 0.3%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (g)		32,000,000	32,892,640
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,234,890,345)			4,441,146,628
U.S. Government Agency - Mortgage Securities - 12.6%
		Principal Amount (c)	Value
Fannie Mae - 10.9%
1.975% 4/1/36 (l)		$ 1,290,441	$ 1,335,770
2.593% 6/1/36 (l)		196,375	205,753
2.604% 10/1/33 (l)		1,187,621	1,229,262
3.5% 9/1/25 (h)(i)		6,000,000	6,220,589
3.5% 9/1/25 (h)(i)		6,000,000	6,220,589
3.5% 9/1/25 (h)		25,000,000	25,919,120
3.5% 10/1/25 (h)		6,000,000	6,195,745
3.5% 10/1/25 (h)		6,000,000	6,195,745
4% 9/1/25 (h)		19,000,000	19,952,968
4% 9/1/25 (h)		31,000,000	32,554,842
4% 9/1/25 (h)		9,000,000	9,451,406
4% 8/1/39		13,749,238	14,256,636
4.248% 7/1/37 (l)		531,997	560,148
4.5% 5/1/25 to 8/1/40 (h)		63,038,639	66,573,034
4.5% 9/1/25 (h)		8,000,000	8,463,750
4.5% 9/1/40 (h)		19,000,000	19,954,342
4.5% 9/1/40 (h)		3,000,000	3,150,686
4.5% 9/1/40 (h)		32,000,000	33,607,312
4.5% 9/1/40 (h)		60,000,000	63,013,710
5% 5/1/19 to 6/1/40		57,426,781	61,420,346
5% 9/1/25 (h)(i)		4,000,000	4,253,438
5% 9/1/25 (h)		17,000,000	18,077,110
5% 8/1/40 (h)(i)		40,000,000	42,546,876
5% 8/1/40 (h)(i)		12,000,000	12,764,063
5% 8/1/40 (h)(i)		670,000	712,032
5% 8/1/40 (h)(i)		1,160,000	1,232,771
5% 9/1/40 (h)(i)		54,000,000	57,345,467
5% 9/1/40 (h)		16,000,000	16,991,250
5% 9/1/40 (h)		1,000,000	1,061,953
5% 9/1/40 (h)		96,000,000	101,947,498
5% 9/1/40 (h)(i)		162,000,000	172,036,402
5% 9/1/40		4,180,000	4,442,228
5% 9/1/40		1,060,000	1,126,498
5.206% 12/1/35 (l)		750,548	789,733
5.303% 2/1/36 (l)		1,240,962	1,306,749
5.5% 3/1/18 to 3/1/40		154,342,361	166,395,937
5.5% 9/1/40 (h)(i)		209,000,000	223,450,385
6% 1/1/21 to 9/1/39		89,748,936	97,704,702
6% 9/1/40 (h)(i)		4,000,000	4,306,875
6% 9/1/40 (h)		14,000,000	15,074,063
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Fannie Mae - continued
6.5% 5/1/31 to 9/1/38		$ 43,539,765	$ 48,189,529
6.5% 9/1/40 (h)(i)		29,000,000	31,569,220
TOTAL FANNIE MAE			1,409,806,532
Freddie Mac - 0.7%
4.498% 11/1/35 (l)		5,136,002	5,372,762
4.5% 7/1/25 to 6/1/40		10,461,305	11,082,735
5% 4/1/38 to 6/1/40		15,138,369	16,222,127
5.416% 10/1/35 (l)		258,469	273,654
5.5% 11/1/17 to 12/1/35		18,040,186	19,420,954
6% 7/1/37		172,885	187,695
6% 9/1/40 (h)		24,000,000	25,796,251
6.5% 10/1/37 to 1/1/39		14,963,308	16,269,358
TOTAL FREDDIE MAC			94,625,536
Ginnie Mae - 1.0%
4% 6/15/39 to 3/15/40		5,847,492	6,110,569
4% 9/1/40 (h)		18,000,000	18,735,469
4% 9/1/40 (h)		13,000,000	13,543,733
4.5% 5/15/39 to 4/15/40		17,658,928	18,811,998
4.5% 9/1/40 (h)		26,000,000	27,576,250
4.5% 9/1/40 (h)(i)		14,000,000	14,848,750
4.5% 9/1/40 (h)		5,000,000	5,308,174
4.5% 9/1/40 (h)		3,000,000	3,184,904
4.5% 10/1/40 (h)		14,000,000	14,798,434
TOTAL GINNIE MAE			122,918,281
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,604,104,854)			1,627,350,349
Asset-Backed Securities - 2.4%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7338% 4/25/35 (l)		1,821,633	1,045,841
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0138% 3/25/34 (l)		129,064	123,864
Class M2, 1.9138% 3/25/34 (l)		483,000	314,347
Asset-Backed Securities - continued
		Principal Amount (c)	Value
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2005-HE2 Class M2, 0.7138% 4/25/35 (l)		$ 194,362	$ 173,182
Series 2006-HE2 Class M3, 0.6038% 5/25/36 (l)		20,708	807
Series 2006-OP1:
Class M4, 0.6338% 4/25/36 (l)		170,200	6,179
Class M5, 0.6538% 4/25/36 (l)		42,444	465
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.3963% 5/20/13 (l)		380,602	378,369
Series 2006-A6 Class A6, 0.2963% 9/20/13 (l)		752,069	747,656
Series 2006-A7 Class A7, 0.2863% 10/20/12 (l)		414,095	411,665
Series 2006-C1 Class C1, 0.7463% 10/20/14 (l)		111,256	20,582
Series 2007-A1 Class A, 0.3163% 1/20/15 (l)		277,839	276,209
Series 2007-A4 Class A4, 0.2963% 4/22/13 (l)		332,037	330,089
Series 2007-D1 Class D, 1.6663% 1/22/13 (f)(l)		2,590,000	0
Airspeed Ltd. Series 2007-1A Class C1, 2.7759% 6/15/32 (f)(l)		4,310,611	1,574,720
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (f)		4,310,000	4,398,730
Class A4, 3% 10/15/15 (f)		4,280,000	4,475,718
Ally Master Owner Trust:
Series 2010-2 Class A, 4.25% 4/15/17 (f)		10,170,000	10,728,942
Series 2010-3 Class A, 2.88% 4/15/15 (f)		9,160,000	9,408,537
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12		115,678	115,716
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/8/14		1,125,000	1,129,112
Class E, 6.96% 3/8/16 (f)		2,052,284	1,966,591
Series 2007-2M Class A3, 5.22% 6/8/12		59,017	59,238
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9638% 12/25/33 (l)		105,291	75,874
Series 2004-R2 Class M3, 0.8138% 4/25/34 (l)		153,470	16,966
Series 2005-R2 Class M1, 0.7138% 4/25/35 (l)		2,064,696	1,601,792
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (f)		123,000	108,701
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (f)		160,000	68,800
Class G, 9.75% 12/24/37 (f)		210,000	79,800
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6247% 3/23/19 (f)(l)		243,479	182,610
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7188% 3/25/34 (l)		$ 47,932	$ 32,565
Series 2004-W11 Class M2, 0.9638% 11/25/34 (l)		561,149	331,023
Series 2004-W7 Class M1, 0.8138% 5/25/34 (l)		1,542,998	699,266
Series 2006-W4 Class A2C, 0.4238% 5/25/36 (l)		1,452,507	499,955
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0888% 4/25/34 (l)		2,668,736	1,603,399
Series 2006-HE2 Class M1, 0.6338% 3/25/36 (l)		262,000	19,252
Axon Financial Funding Ltd. 1.1336% 4/4/17 (b)(f)(l)		7,217,000	72
Bank of America Auto Trust Series 2009-1A:
Class A3, 2.67% 7/15/13 (f)		9,500,000	9,648,576
Class A4, 3.52% 6/15/16 (f)		8,300,000	8,705,287
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.8713% 1/20/40 (f)(l)		255,840	244,966
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.2883% 12/1/41 (l)		1,050,048	1,048,231
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5483% 12/26/24 (l)		2,194,165	2,084,456
C-BASS Trust Series 2006-CB7 Class A2, 0.3238% 10/25/36 (l)		297,314	292,775
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11		1,772,225	1,783,624
Class C, 5.31% 6/15/12		1,634,000	1,659,499
Series 2007-1 Class C, 5.38% 11/15/12		582,000	607,963
Series 2007-SN2 Class A4, 1.3059% 5/16/11 (f)(l)		1,768,579	1,768,992
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.5659% 7/15/13 (l)		6,450,000	6,450,128
Series 2008-A3 Class A3, 5.05% 2/15/16		5,700,000	6,274,972
Series 2009-A2 Class A2, 3.2% 4/15/14		10,000,000	10,201,684
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7163% 7/20/39 (f)(l)		457,498	91,500
Class B, 1.0163% 7/20/39 (f)(l)		263,810	13,191
Class C, 1.3663% 7/20/39 (f)(l)		339,379	6,788
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (f)		859,000	843,968
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.7713% 1/20/37 (f)(l)		197,776	128,554
Capmark VII Ltd. Series 2006-7A Class H, 1.8259% 8/15/36 (f)(l)		514,280	0
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13		928,000	954,176
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5638% 7/25/36 (l)		$ 1,140,851	$ 116,814
Series 2006-NC2 Class M7, 1.1138% 6/25/36 (l)		425,500	17,463
Series 2006-NC3 Class M10, 2.2638% 8/25/36 (f)(l)		290,000	13,711
Series 2006-NC4 Class M1, 0.5638% 10/25/36 (l)		224,000	27,535
Series 2006-RFC1 Class M9, 2.1338% 5/25/36 (l)		186,369	11,059
Series 2007-RFC1 Class A3, 0.4038% 12/25/36 (l)		1,802,588	686,433
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4463% 5/20/17 (f)(l)		144,580	129,657
Series 2005-1A Class A1, 4.67% 5/20/17 (f)		455,437	460,219
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14		5,000,000	5,447,887
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (f)		18,750,000	18,816,868
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14		35,600,000	36,594,347
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5338% 5/25/37 (l)		765,389	34,601
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3238% 6/25/47 (l)		101,838	97,989
Series 2007-4 Class A1A, 0.4488% 9/25/37 (l)		635,585	591,481
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)		811,000	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5972% 3/25/32 (l)		11,800	5,044
Series 2004-3 Class M4, 1.2338% 4/25/34 (l)		159,665	57,520
Series 2004-4 Class M2, 1.0588% 6/25/34 (l)		587,945	308,400
Series 2005-3 Class MV1, 0.6838% 8/25/35 (l)		1,217,697	1,146,399
Series 2005-AB1 Class A2, 0.4738% 8/25/35 (l)		184,671	179,961
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (f)		596,362	606,485
Series 2007-C Class A3, 5.43% 5/15/12 (f)		62,959	63,316
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (f)		500,000	360,000
Class B2, 1.8872% 12/28/35 (f)(l)		500,000	297,500
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (f)		200,000	56,000
Crest G-Star LP/Crest G-Star Corp. Series 2001-1A Class A, 0.7694% 11/28/16 (f)(l)		495,193	463,006
Crest Ltd. Series 2002-IGA Class A, 0.9375% 7/28/17 (f)(l)		309,681	294,197
Asset-Backed Securities - continued
		Principal Amount (c)	Value
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (f)		$ 235,000	$ 218,806
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	477,526
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7759% 5/28/35 (l)		38,916	29,187
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4388% 8/25/34 (l)		290,872	132,620
Series 2006-3 Class 2A3, 0.4238% 11/25/36 (l)		6,074,620	2,176,732
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0888% 3/25/34 (l)		25,145	6,979
Series 2005-FF9 Class A3, 0.5438% 10/25/35 (l)		4,222,878	3,951,783
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (f)		1,175,000	1,208,395
Series 2006-C:
Class B, 5.3% 6/15/12		649,000	671,986
Class D, 6.89% 5/15/13 (f)		915,000	950,910
Series 2007-A Class D, 7.05% 12/15/13 (f)		970,000	1,026,409
Series 2009-D:
Class A3, 2.17% 10/15/13		5,400,000	5,481,620
Class A4, 2.98% 8/15/14		4,800,000	5,006,509
Series 2010-B Class A3, 0.98% 10/15/14		9,710,000	9,747,042
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8259% 6/15/13 (l)		772,000	760,117
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14		72,000	72,682
Series 2007-1:
Class A4, 5.03% 2/16/15		487,090	487,690
Class C, 5.43% 2/16/15		614,000	605,638
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7538% 1/25/35 (l)		948,695	329,746
Class M4, 0.9438% 1/25/35 (l)		363,547	39,885
Series 2006-D Class M1, 0.4938% 11/25/36 (l)		324,000	11,034
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6975% 2/25/47 (f)(l)		2,892,000	1,973,790
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)		2,121,254	1,697,003
GE Business Loan Trust:
Series 2003-1 Class A, 0.7059% 4/15/31 (f)(l)		274,592	241,641
Series 2006-2A:
Class A, 0.4559% 11/15/34 (f)(l)		2,364,061	1,903,069
Class B, 0.5559% 11/15/34 (f)(l)		853,970	512,382
Class C, 0.6559% 11/15/34 (f)(l)		1,419,263	567,705
Asset-Backed Securities - continued
		Principal Amount (c)	Value
GE Business Loan Trust: - continued
Series 2006-2A:
Class D, 1.0259% 11/15/34 (f)(l)		$ 538,940	$ 129,346
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4259% 9/15/17 (l)		1,151,000	1,134,533
Goal Capital Funding Trust Series 2007-1 Class C1, 0.9383% 6/25/42 (l)		739,000	596,958
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14		54,741	56,087
Class C, 5.74% 12/15/14		116,272	117,776
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (f)(l)		245,471	58,931
Class M1, 0.9138% 6/25/34 (l)		2,723,367	1,689,638
Series 2007-HE1 Class M1, 0.5138% 3/25/47 (l)		1,096,059	65,981
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6138% 4/25/36 (l)		203,374	4,632
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3438% 5/25/30 (f)(l)		653,491	169,908
Series 2006-3:
Class B, 0.6638% 9/25/46 (f)(l)		654,930	130,986
Class C, 0.8138% 9/25/46 (f)(l)		1,526,694	229,004
Class E, 1.9138% 9/25/46 (f)(l)		253,381	30,406
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5838% 8/25/33 (l)		457,719	291,593
Series 2003-3 Class M1, 1.5538% 8/25/33 (l)		812,279	561,780
Series 2003-5 Class A2, 0.9638% 12/25/33 (l)		32,929	18,533
Series 2005-5 Class 2A2, 0.5138% 11/25/35 (l)		148,852	145,853
Series 2006-1 Class 2A3, 0.4888% 4/25/36 (l)		1,770,250	1,704,449
Series 2006-3N Class B, 6.5% 8/27/36 (f)		250,000	0
Series 2006-8 Class 2A1, 0.3138% 3/25/37 (l)		9,923	9,732
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5563% 3/20/36 (l)		803,943	615,198
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4538% 1/25/37 (l)		1,522,035	471,788
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13		5,450,000	5,533,771
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5638% 7/25/36 (l)		204,000	8,991
Series 2007-CH1:
Class AV4, 0.3938% 11/25/36 (l)		1,520,141	1,156,269
Class MV1, 0.4938% 11/25/36 (l)		1,234,797	690,603
Series 2007-CH3 Class M1, 0.5638% 3/25/37 (l)		573,000	30,829
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Kent Funding III Ltd. Series 2006-3A Class D, 3.575% 10/29/47 (l)		$ 291,820	$ 29
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.8672% 12/27/29 (l)		832,716	693,396
Series 2006-A Class 2C, 1.6872% 3/27/42 (l)		3,243,000	500,140
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14		2,456,627	2,499,527
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3438% 6/25/34 (l)		157,259	107,025
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6938% 5/25/46 (f)(l)		250,000	55,000
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)		23,972	22,350
Class C, 5.691% 10/20/28 (f)		10,654	8,994
Class D, 6.01% 10/20/28 (f)		126,852	100,683
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5238% 10/25/36 (l)		545,328	32,815
Series 2007-HE1 Class M1, 0.5638% 5/25/37 (l)		784,792	42,864
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0138% 7/25/34 (l)		192,687	83,339
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13		214,554	217,389
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9138% 7/25/34 (l)		677,418	521,264
Series 2005-FM1 Class A2D, 0.6438% 5/25/36 (l)		12,012,304	11,073,703
Series 2006-FM1 Class A2B, 0.3738% 4/25/37 (l)		2,248,986	1,950,527
Series 2006-MLN1 Class A2A, 0.3338% 7/25/37 (l)		25,531	25,125
Series 2006-OPT1 Class A1A, 0.5238% 6/25/35 (l)		3,288,519	2,320,767
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6038% 8/25/34 (l)		57,368	38,274
Series 2004-NC8 Class M6, 1.5138% 9/25/34 (l)		32,622	15,943
Series 2005-NC1 Class M1, 0.7038% 1/25/35 (l)		399,800	205,379
Series 2005-NC2 Class B1, 1.4338% 3/25/35 (l)		416,362	48,880
Series 2007-HE2 Class M1, 0.5138% 1/25/37 (l)		263,000	7,589
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9744% 8/28/38 (f)(l)		220,000	138,600
Class C1B, 7.696% 8/28/38 (f)		63,000	38,058
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (n)		3,793,600	542,485
Series 2006-1 Class AIO, 5.5% 4/25/11 (n)		413,402	10,609
Series 2006-2 Class AIO, 6% 8/25/11 (n)		231,000	11,307
Asset-Backed Securities - continued
		Principal Amount (c)	Value
National Collegiate Student Loan Trust: - continued
Series 2006-3 Class AIO, 7.1% 1/25/12 (n)		$ 372,000	$ 28,830
Series 2006-4:
Class A1, 0.2938% 3/25/25 (l)		440,939	434,882
Class AIO, 6.35% 2/27/12 (n)		1,182,000	99,920
Class D, 1.3638% 5/25/32 (l)		2,481,000	34,910
Series 2007-1 Class AIO, 7.27% 4/25/12 (n)		1,589,000	170,818
Series 2007-2 Class AIO, 6.7% 7/25/12 (n)		1,351,000	158,683
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7738% 9/25/35 (l)		1,426,957	587,076
Series 2005-D Class M2, 0.7338% 2/25/36 (l)		827,339	106,920
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15		8,500,000	8,597,306
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3838% 3/25/36 (l)		37,564	37,427
Ocala Funding LLC Series 2006-1A Class A, 1.6663% 3/20/11 (b)(f)(l)		1,176,000	435,120
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3538% 5/25/37 (l)		107,092	103,457
Series 2007-6 Class 2A1, 0.3238% 7/25/37 (l)		199,223	192,239
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5138% 9/25/34 (l)		532,896	229,878
Class M4, 1.7138% 9/25/34 (l)		683,353	108,724
Series 2005-WCH1:
Class M2, 0.7838% 1/25/36 (l)		2,548,346	2,155,766
Class M3, 0.8238% 1/25/36 (l)		478,432	306,840
Class M4, 1.0938% 1/25/36 (l)		1,475,804	464,403
Series 2005-WHQ2:
Class M7, 1.5138% 5/25/35 (l)		1,883,145	27,924
Class M9, 2.1438% 5/25/35 (l)		290,989	719
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (f)		397,651	373,792
Class B, 4.846% 7/24/39 (f)		180,000	129,600
Class C, 5.08% 7/24/39 (f)		185,000	118,400
Providian Master Note Trust Series 2006-C1A Class C1, 0.8259% 3/15/15 (f)(l)		3,406,919	3,393,739
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4938% 12/25/36 (l)		566,000	22,463
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3338% 2/25/37 (l)		599,271	585,071
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.2138% 9/25/46 (f)(l)		$ 250,000	$ 11,250
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0638% 4/25/33 (l)		5,108	4,268
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0588% 3/25/35 (l)		1,673,086	1,097,076
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9838% 1/25/36 (l)		96,000	3,132
Series 2006-FR4 Class A2A, 0.3438% 8/25/36 (l)		49,108	22,764
Series 2007-NC1 Class A2A, 0.3138% 12/25/36 (l)		20,045	19,641
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4881% 3/20/19 (f)(l)		860,433	802,923
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4871% 6/15/33 (l)		1,272,000	76,768
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)		656,637	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4138% 9/25/34 (l)		74,810	17,801
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 0.5138% 11/25/37 (l)		11,515,175	10,918,888
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3538% 6/25/37 (l)		1,501,875	1,245,272
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)		1,012,699	1,017,762
Swift Master Auto Receivables Trust Series 2007-2 Class A, 0.9259% 10/15/12 (l)		2,867,000	2,863,984
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1238% 9/25/34 (l)		28,819	18,087
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (f)		349,000	331,550
Class IV, 6.84% 5/22/37 (f)		235,000	152,750
Series 2003-1A Class B2, 5.4802% 12/28/38 (f)		111,000	77,700
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0936% 4/6/42 (f)(l)		2,596,888	129,844
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13		659,323	673,968
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (f)		97,361	97,624
Series 2006-2A:
Class B, 5.29% 6/20/12 (f)		383,808	385,934
Class D, 5.54% 12/20/12 (f)		583,000	592,580
Class E, 7.05% 5/20/14 (f)		1,390,000	1,415,455
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7835% 9/25/26 (f)(l)		$ 400,000	$ 108,000
Series 2006-1A:
Class A1A, 0.7983% 9/25/26 (f)(l)		330,000	267,300
Class A1B, 0.8683% 9/25/26 (f)(l)		330,000	249,150
Class A2A, 0.7583% 9/25/26 (f)(l)		1,186,000	984,380
Class F, 1.6883% 9/25/26 (f)(l)		250,000	140,000
Class G, 1.8883% 9/25/26 (f)(l)		250,000	132,500
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)		887,552	0
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7759% 8/15/15 (f)(l)		8,530,177	8,453,875
Series 2007-A4A Class A4, 5.2% 10/15/14 (f)		10,589,000	10,645,906
Series 2007-A5A Class A5, 1.0259% 10/15/14 (f)(l)		1,500,000	1,500,552
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(f)		7,576	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2978% 10/25/44 (f)(l)		1,789,540	590,548
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 1.1891% 11/21/40 (f)(l)		305,000	18,300
TOTAL ASSET-BACKED SECURITIES (Cost $293,376,332)			303,926,817
Collateralized Mortgage Obligations - 1.8%

Private Sponsor - 1.8%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3276% 3/25/18 (l)		116,633	48,986
Series 2003-9 Class B5, 4.5164% 8/25/18 (f)		227,235	22,724
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.9575% 4/12/56 (f)(l)		1,428,375	857,025
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6987% 4/10/49 (l)		106,000	25,630
Class C, 5.6987% 4/10/49 (l)		281,000	47,381
Class D, 5.6987% 4/10/49 (l)		141,000	20,972
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4859% 3/15/22 (f)(l)		939,527	910,272
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.6145% 1/25/34 (l)		2,089,842	1,868,865
Series 2004-1 Class 2A2, 3.6636% 10/25/34 (l)		2,207,654	1,964,031
Series 2004-A Class 2A2, 3.5151% 2/25/34 (l)		1,272,784	1,121,285
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (l)		$ 144,623	$ 127,742
Class 2A2, 3.0586% 3/25/34 (l)		5,993,017	5,472,618
Series 2004-D Class 2A2, 2.9566% 5/25/34 (l)		2,041,492	1,899,047
Series 2004-G Class 2A7, 3.195% 8/25/34 (l)		1,808,965	1,574,005
Series 2004-H Class 2A1, 3.7091% 9/25/34 (l)		1,650,985	1,443,289
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (f)(l)(n)		12,079,732	942,219
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5438% 1/25/35 (l)		2,310,889	1,816,889
Bear Stearns Commercial Mortgage Securities Trust:
Series 2006-BBA7 Class C, 0.5159% 3/15/19 (f)(l)		350,000	298,481
Series 2006-T24 Class X2, 0.4276% 10/12/41 (f)(l)(n)		4,530,945	50,187
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.2363% 2/25/37 (l)		1,603,363	1,535,565
Series 2007-A2 Class 2A1, 3.4095% 7/25/37 (l)		380,330	363,066
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0914% 12/10/49 (l)		1,902,000	2,031,218
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 2.7498% 8/25/34 (l)		1,635,284	1,522,264
Class A4, 2.489% 8/25/34 (l)		1,442,421	1,368,454
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)		2,125,000	425,000
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7759% 7/16/34 (f)(l)		1,902,000	1,854,248
Countrywide Alternative Loan Trust:
planned amortization class Series 2003-5T2 Class A2, 0.6638% 5/25/33 (l)		13,960	13,831
Series 2006-OC5N Class N, 7.25% 7/25/37 (f)		78,237	0
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		72,728	10,909
Series 2003-35 Class B, 4.6396% 9/25/18 (l)		120,783	12,078
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 2.8818% 11/25/34 (l)		1,314,897	1,267,706
Series 2003-17 Class B4, 5.389% 6/25/33 (f)(l)		316,588	56,986
Series 2004-3 Class DB4, 5.8304% 4/25/34 (l)		75,154	1,879
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.9938% 11/25/35 (l)		34,827,510	19,627,179
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
CWALT, Inc.: - continued
floater Series 2005-56:
Class 2A3, 1.9017% 11/25/35 (l)		$ 8,427,023	$ 4,710,189
Series 2005-56:
Class 4A1, 0.5738% 11/25/35 (l)		6,894,762	3,940,086
Class 5A1, 0.5838% 11/25/35 (l)		10,062,865	5,315,946
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3566% 11/19/37 (l)		56,339	55,911
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.9962% 10/25/34 (l)		1,938,626	1,838,735
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.6847% 10/18/54 (f)(l)		3,491,000	3,414,896
Class C2, 0.9947% 10/18/54 (f)(l)		1,170,000	1,129,518
Class M2, 0.7747% 10/18/54 (f)(l)		2,005,000	1,931,818
Freddie Mac Series 2010 K7 Class B, 5.4341% 4/25/20 (f)(l)		300,000	265,140
FREMF Mortgage Trust Series 2010-K6 Class B, 5.3574% 12/26/46 (f)(l)		550,000	479,241
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (f)		273,987	2,603
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (f)		112,452	11,245
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.8155% 11/20/56 (f)(l)		2,852,000	2,694,284
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.9975% 10/11/41 (f)(l)		3,114,000	3,067,290
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8163% 12/20/54 (l)		205,017	89,182
Series 2006-1A Class C2, 0.8663% 12/20/54 (f)(l)		6,523,000	2,870,120
Series 2006-2 Class C1, 0.7363% 12/20/54 (l)		5,398,000	2,402,110
Series 2006-3 Class C2, 0.7663% 12/20/54 (l)		1,124,000	507,350
Series 2006-4:
Class B1, 0.3563% 12/20/54 (l)		4,521,000	3,368,145
Class C1, 0.6463% 12/20/54 (l)		2,767,000	1,217,480
Class M1, 0.4363% 12/20/54 (l)		1,190,000	767,550
Series 2007-1:
Class 1C1, 0.5663% 12/20/54 (l)		2,234,000	994,130
Class 1M1, 0.4163% 12/20/54 (l)		1,493,000	955,520
Class 2C1, 0.6963% 12/20/54 (l)		1,015,000	451,675
Class 2M1, 0.5163% 12/20/54 (l)		1,917,000	1,226,880
Series 2007-2 Class 2C1, 0.7019% 12/17/54 (l)		2,654,000	1,154,490
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9713% 1/20/44 (l)		430,241	236,583
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
GSR Mortgage Loan Trust:
floater Series 2007-AR1 Class 6A1, 4.7728% 3/25/37 (l)		$ 10,185,557	$ 9,922,841
Series 2007-AR2 Class 2A1, 3.1041% 4/25/35 (l)		782,747	672,839
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4866% 5/19/35 (l)		385,030	241,807
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (l)		123,497	126,115
Class A3, 5.447% 6/12/47 (l)		3,606,000	3,847,577
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9219% 8/25/36 (l)		2,600,000	2,210,499
Series 2004-A3 Class 4A1, 4.2862% 7/25/34 (l)		2,250,884	2,182,661
Series 2004-A5 Class 2A1, 2.8213% 12/25/34 (l)		2,015,898	1,835,559
Series 2006-A2 Class 5A1, 3.3347% 11/25/33 (l)		3,391,893	3,178,182
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (f)		26,448	26,652
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39		857,000	924,089
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.5038% 4/25/36 (l)		18,459,255	10,202,845
Series 2006-5 Class A1A, 0.4538% 7/25/36 (l)		14,442,196	7,728,429
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4738% 5/25/47 (l)		3,687,327	2,311,229
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4938% 10/25/36 (l)		547,000	2,615
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4338% 2/25/37 (l)		8,493,813	5,668,401
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.446% 6/15/22 (f)(l)		251,984	216,706
Class C, 0.466% 6/15/22 (f)(l)		1,559,607	1,325,666
Class D, 0.476% 6/15/22 (f)(l)		600,006	498,005
Class E, 0.486% 6/15/22 (f)(l)		959,771	729,426
Class F, 0.516% 6/15/22 (f)(l)		1,545,171	1,097,071
Class G, 0.586% 6/15/22 (f)(l)		359,765	244,640
Class H, 0.606% 6/15/22 (f)(l)		720,211	453,733
Class J, 0.646% 6/15/22 (f)(l)		840,246	445,330
Class TM, 0.776% 6/15/22 (f)(l)		1,549,424	1,340,251
Merrill Lynch Mortgage Investors Trust:
Series 1998-C3 Class F, 6% 12/15/30 (f)		930,000	905,076
Series 2004-A4 Class A1, 2.8028% 8/25/34 (l)		2,347,930	2,229,059
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust: - continued
Series 2005-A2 Class A7, 2.8016% 2/25/35 (l)		$ 1,960,183	$ 1,805,704
Series 2006-A6 Class A4, 3.5975% 10/25/33 (l)		1,675,380	1,499,242
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (f)		101,000	102,811
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (l)		8,143,000	8,706,213
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5538% 7/25/35 (l)		2,467,653	1,945,208
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5638% 3/25/37 (l)		2,994,072	206,765
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.9% 10/25/35 (l)		3,497,088	2,955,046
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6434% 7/10/35 (f)(l)		1,985,779	1,105,682
Class B6, 3.1434% 7/10/35 (f)(l)		442,756	216,331
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 1.4017% 1/25/46 (l)		15,143,171	8,252,080
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31		1,126,716	1,140,318
Series 2004-SL3 Class A1, 7% 8/25/16		77,369	75,208
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7138% 6/25/33 (f)(l)		484,454	384,008
RESIX Finance Ltd. floater Series 2007-A Class BB, 3.6259% 2/15/39 (f)(l)		65,240	111
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)		268,000	267,342
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (l)		40,340	21,099
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4538% 7/25/46 (l)		29,127,201	17,421,556
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3532% 4/25/33 (l)		693,273	671,677
Series 2003-20 Class 1A1, 5.5% 7/25/33		617,012	631,218
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5288% 9/25/36 (l)		3,273,627	1,868,245
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.8215% 8/25/33 (l)		1,186,592	1,129,715
Series 2005-AR3 Class A2, 2.727% 3/25/35 (l)		3,106,840	2,722,051
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (f)		221,447	33,217
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2004-EE Class 2A2, 2.902% 12/25/34 (l)		$ 1,055,397	$ 982,610
Series 2004-H Class A1, 4.5346% 6/25/34 (l)		2,154,220	2,068,322
Series 2004-W Class A9, 2.9891% 11/25/34 (l)		3,483,000	3,326,041
Series 2005-AR10 Class 2A2, 2.9141% 6/25/35 (l)		2,508,372	2,418,285
Series 2005-AR12:
Class 2A5, 2.9082% 7/25/35 (l)		9,260,000	8,654,447
Class 2A6, 2.9082% 7/25/35 (l)		1,091,974	1,016,322
Series 2005-AR2:
Class 1A2, 2.8803% 3/25/35 (l)		3,776,637	2,146,068
Class 2A2, 2.8765% 3/25/35 (l)		3,093,130	2,862,511
Series 2005-AR3 Class 2A1, 2.9468% 3/25/35 (l)		1,837,041	1,656,675
TOTAL PRIVATE SPONSOR			234,559,579
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17		381,058	412,057
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $197,073,880)			234,971,636
Commercial Mortgage Securities - 6.4%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.6374% 2/14/29 (f)(l)		800,000	776,880
Series 1997-D4:
Class B1, 7.525% 4/14/29		210,000	219,954
Class B2, 7.525% 4/14/29		1,498,104	1,550,837
Class B5, 7.525% 4/14/29		129,000	83,016
Series 1997-D5:
Class A2, 6.8128% 2/14/43 (l)		1,399,000	1,521,095
Class A3, 6.8628% 2/14/43 (l)		1,510,000	1,638,337
Class A5, 6.9328% 2/14/43 (l)		256,000	275,727
Class A6, 7.1828% 2/14/43 (l)		2,470,000	2,640,953
Class A7, 7.4228% 2/14/43 (l)		820,000	873,384
Class PS1, 1.387% 2/14/43 (l)(n)		5,849,348	172,395
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7202% 5/10/45 (l)		2,221,000	2,389,961
Series 2006-4 Class A1, 5.363% 7/10/46 (l)		342,144	344,519
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-5:
Class A1, 5.185% 9/10/47		$ 814,862	$ 820,947
Class A2, 5.317% 9/10/47		7,342,000	7,692,014
Class A3, 5.39% 9/10/47		2,653,000	2,861,396
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,966,996
Series 2007-2 Class A1, 5.421% 4/10/49		444,304	456,800
Series 2007-4 Class A3, 5.811% 2/10/51 (l)		1,897,000	2,044,458
Series 2006-6 Class E, 5.619% 10/10/45 (f)		1,098,000	200,318
Series 2007-3:
Class A3, 5.6578% 6/10/49 (l)		3,176,000	3,402,940
Class A4, 5.6578% 6/10/49 (l)		3,965,000	3,990,256
Series 2008-1 Class D, 6.4159% 2/10/51 (f)(l)		125,000	40,620
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,339,834
Series 2002-2 Class F, 5.487% 7/11/43		415,000	399,457
Series 2004-2:
Class A3, 4.05% 11/10/38		2,097,672	2,125,097
Class A4, 4.153% 11/10/38		2,412,000	2,493,303
Series 2004-4 Class A3, 4.128% 7/10/42		118,932	118,851
Series 2005-1 Class A3, 4.877% 11/10/42		3,450,837	3,467,363
Series 2006-1 Class A1, 5.219% 9/10/45 (l)		1,199,820	1,203,937
Series 2007-1 Class A2, 5.381% 1/15/49		4,040,000	4,169,308
Series 2001-3 Class H, 6.562% 4/11/37 (f)		1,472,000	1,456,505
Series 2001-PB1:
Class J, 7.166% 5/11/35 (f)		474,000	456,262
Class K, 6.15% 5/11/35 (f)		885,000	797,352
Series 2003-1 Class G, 5.608% 9/11/36 (f)		310,000	304,070
Series 2003-2 Class XP, 0.307% 3/11/41 (f)(l)(n)		16,252,068	10,676
Series 2004-1 Class F, 5.279% 11/10/39 (f)		185,000	142,586
Series 2004-4:
Class K, 4.637% 7/10/42 (f)(l)		300,000	1,170
Class L, 4.637% 7/10/42 (f)(l)		280,000	504
Series 2004-5 Class G, 5.3157% 11/10/41 (f)(l)		195,000	115,537
Series 2005-1 Class CJ, 5.1705% 11/10/42 (l)		550,000	534,378
Series 2005-3 Series A3B, 5.09% 7/10/43 (l)		5,908,000	6,314,511
Series 2005-6:
Class A3, 5.1778% 9/10/47 (l)		3,423,000	3,536,015
Class AJ, 5.1778% 9/10/47 (l)		300,000	274,926
Series 2007-1 Class B, 5.543% 1/15/49		1,146,000	375,943
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Large Loan, Inc. floater:
sequential payer:
Series 2005-MIB1:
Class B, 0.5359% 3/15/22 (f)(l)		$ 390,000	$ 339,573
Class C, 0.5859% 3/15/22 (f)(l)		817,000	669,940
Class D, 0.6359% 3/15/22 (f)(l)		826,000	644,280
Class E, 0.6759% 3/15/22 (f)(l)		684,000	513,479
Class F, 0.7459% 3/15/22 (f)(l)		615,784	431,049
Class G, 0.8059% 3/15/22 (f)(l)		399,119	259,427
Class J, 1.3259% 3/15/22 (f)(l)		288,000	187,200
Series 2006-BIX1:
Class C, 0.4559% 10/15/19 (f)(l)		1,222,000	1,014,260
Class D, 0.4859% 10/15/19 (f)(l)		1,494,000	1,254,960
Class E, 0.5159% 10/15/19 (f)(l)		1,385,000	1,147,057
Class F, 0.5859% 10/15/19 (f)(l)		3,150,730	2,534,132
Class G, 0.6059% 10/15/19 (f)(l)		1,245,579	867,670
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1138% 12/25/33 (f)(l)		81,882	48,310
Series 2004-1:
Class A, 0.6238% 4/25/34 (f)(l)		1,447,099	1,143,208
Class B, 2.1638% 4/25/34 (f)(l)		162,240	81,120
Class M1, 0.8238% 4/25/34 (f)(l)		130,261	88,577
Class M2, 1.4638% 4/25/34 (f)(l)		120,343	68,596
Series 2004-2:
Class A, 0.6938% 8/25/34 (f)(l)		1,138,710	899,581
Class M1, 0.8438% 8/25/34 (f)(l)		191,677	120,756
Series 2004-3:
Class A1, 0.6338% 1/25/35 (f)(l)		2,568,342	2,003,306
Class A2, 0.6838% 1/25/35 (f)(l)		368,554	239,560
Class M1, 0.7638% 1/25/35 (f)(l)		443,356	285,964
Class M2, 1.2638% 1/25/35 (f)(l)		205,441	127,374
Series 2005-2A:
Class A1, 0.5738% 8/25/35 (f)(l)		1,981,934	1,478,523
Class M1, 0.6938% 8/25/35 (f)(l)		98,703	56,764
Class M2, 0.7438% 8/25/35 (f)(l)		162,793	89,927
Class M3, 0.7638% 8/25/35 (f)(l)		90,069	45,863
Class M4, 0.8738% 8/25/35 (f)(l)		82,680	39,306
Series 2005-3A:
Class A1, 0.5838% 11/25/35 (f)(l)		724,981	539,603
Class A2, 0.6638% 11/25/35 (f)(l)		718,453	463,402
Class M1, 0.7038% 11/25/35 (f)(l)		85,747	43,619
Class M2, 0.7538% 11/25/35 (f)(l)		108,865	51,286
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class M3, 0.7738% 11/25/35 (f)(l)		$ 97,432	$ 44,195
Class M4, 0.8638% 11/25/35 (f)(l)		121,391	52,113
Series 2005-4A:
Class A2, 0.6538% 1/25/36 (f)(l)		1,683,218	1,077,260
Class B1, 1.6638% 1/25/36 (f)(l)		145,459	48,001
Class M1, 0.7138% 1/25/36 (f)(l)		542,974	282,346
Class M2, 0.7338% 1/25/36 (f)(l)		162,892	79,817
Class M3, 0.7638% 1/25/36 (f)(l)		237,891	109,430
Class M4, 0.8738% 1/25/36 (f)(l)		131,567	52,627
Class M5, 0.9138% 1/25/36 (f)(l)		131,567	50,653
Class M6, 0.9638% 1/25/36 (f)(l)		139,739	50,306
Series 2006-1:
Class A2, 0.6238% 4/25/36 (f)(l)		256,717	172,000
Class M1, 0.6438% 4/25/36 (f)(l)		91,817	45,798
Class M2, 0.6638% 4/25/36 (f)(l)		97,010	46,526
Class M3, 0.6838% 4/25/36 (f)(l)		83,470	36,168
Class M4, 0.7838% 4/25/36 (f)(l)		47,300	17,998
Class M5, 0.8238% 4/25/36 (f)(l)		45,908	17,528
Class M6, 0.9038% 4/25/36 (f)(l)		91,538	35,187
Series 2006-2A:
Class A1, 0.4938% 7/25/36 (f)(l)		4,653,315	3,594,685
Class A2, 0.5438% 7/25/36 (f)(l)		230,216	156,662
Class B1, 1.1338% 7/25/36 (f)(l)		86,196	22,342
Class B3, 2.9638% 7/25/36 (f)(l)		130,229	24,131
Class M1, 0.5738% 7/25/36 (f)(l)		241,544	114,830
Class M2, 0.5938% 7/25/36 (f)(l)		170,421	77,916
Class M3, 0.6138% 7/25/36 (f)(l)		141,361	58,029
Class M4, 0.6838% 7/25/36 (f)(l)		95,456	37,982
Class M5, 0.7338% 7/25/36 (f)(l)		117,324	42,190
Class M6, 0.8038% 7/25/36 (f)(l)		175,051	54,598
Series 2006-3A:
Class B1, 1.0638% 10/25/36 (f)(l)		153,228	30,646
Class B2, 1.6138% 10/25/36 (f)(l)		110,517	19,341
Class B3, 2.8638% 10/25/36 (f)(l)		179,849	28,776
Class M4, 0.6938% 10/25/36 (f)(l)		169,345	54,190
Class M5, 0.7438% 10/25/36 (f)(l)		202,730	56,765
Class M6, 0.8238% 10/25/36 (f)(l)		396,827	95,238
Series 2006-4A:
Class A1, 0.4938% 12/25/36 (f)(l)		879,858	654,175
Class A2, 0.5338% 12/25/36 (f)(l)		4,476,943	2,845,993
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class B1, 0.9638% 12/25/36 (f)(l)		$ 136,886	$ 33,031
Class B2, 1.5138% 12/25/36 (f)(l)		139,528	27,208
Class B3, 2.7138% 12/25/36 (f)(l)		237,606	26,731
Class M1, 0.5538% 12/25/36 (f)(l)		286,388	134,173
Class M2, 0.5738% 12/25/36 (f)(l)		190,925	81,907
Class M3, 0.6038% 12/25/36 (f)(l)		193,596	75,754
Class M4, 0.6638% 12/25/36 (f)(l)		231,647	82,466
Class M5, 0.7038% 12/25/36 (f)(l)		212,955	71,510
Class M6, 0.7838% 12/25/36 (f)(l)		190,925	60,810
Series 2007-1:
Class A2, 0.5338% 3/25/37 (f)(l)		976,666	615,300
Class B1, 0.9338% 3/25/37 (f)(l)		310,738	68,362
Class B2, 1.4138% 3/25/37 (f)(l)		225,301	41,681
Class B3, 3.6138% 3/25/37 (f)(l)		616,916	92,537
Class M1, 0.5338% 3/25/37 (f)(l)		273,413	123,036
Class M2, 0.5538% 3/25/37 (f)(l)		204,208	79,641
Class M3, 0.5838% 3/25/37 (f)(l)		181,105	63,387
Class M4, 0.6338% 3/25/37 (f)(l)		145,550	46,576
Class M5, 0.6838% 3/25/37 (f)(l)		227,206	65,890
Class M6, 0.7638% 3/25/37 (f)(l)		318,104	77,936
Series 2007-2A:
Class A1, 0.5338% 7/25/37 (f)(l)		869,083	608,358
Class A2, 0.5838% 7/25/37 (f)(l)		812,041	422,261
Class B1, 1.8638% 7/25/37 (f)(l)		250,086	37,513
Class B2, 2.5138% 7/25/37 (f)(l)		216,518	32,478
Class B3, 3.6138% 7/25/37 (f)(l)		243,430	31,646
Class M1, 0.6338% 7/25/37 (f)(l)		285,143	108,354
Class M2, 0.6738% 7/25/37 (f)(l)		155,814	46,744
Class M3, 0.7538% 7/25/37 (f)(l)		157,987	36,337
Class M4, 0.9138% 7/25/37 (f)(l)		311,919	62,384
Class M5, 1.0138% 7/25/37 (f)(l)		274,963	46,744
Class M6, 1.2638% 7/25/37 (f)(l)		348,635	54,038
Series 2007-3:
Class A2, 0.5538% 7/25/37 (f)(l)		914,846	558,239
Class B1, 1.2138% 7/25/37 (f)(l)		222,359	50,431
Class B2, 1.8638% 7/25/37 (f)(l)		556,445	121,583
Class B3, 4.2638% 7/25/37 (f)(l)		295,606	60,984
Class M1, 0.5738% 7/25/37 (f)(l)		198,696	89,135
Class M2, 0.6038% 7/25/37 (f)(l)		212,966	78,776
Class M3, 0.6338% 7/25/37 (f)(l)		335,582	108,259
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M4, 0.7638% 7/25/37 (f)(l)		$ 526,914	$ 158,232
Class M5, 0.8638% 7/25/37 (f)(l)		273,310	77,292
Class M6, 1.0638% 7/25/37 (f)(l)		208,406	49,955
Series 2007-4A:
Class B1, 2.8138% 9/25/37 (f)(l)		331,217	33,122
Class B2, 3.7138% 9/25/37 (f)(l)		1,205,075	108,457
Class M1, 1.2138% 9/25/37 (f)(l)		318,490	85,992
Class M2, 1.3138% 9/25/37 (f)(l)		318,490	73,253
Class M4, 1.8638% 9/25/37 (f)(l)		814,589	146,626
Class M5, 2.0138% 9/25/37 (f)(l)		814,589	122,188
Class M6, 2.2138% 9/25/37 (f)(l)		816,170	97,940
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(n)		4,703,389	157,564
Series 2007-5A Class IO, 3.047% 10/25/37 (f)(l)(n)		10,714,505	1,157,167
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6234% 3/11/39 (l)		450,000	399,179
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class D, 0.5359% 3/15/19 (f)(l)		200,000	169,173
Class E, 0.5959% 3/15/19 (f)(l)		365,000	299,101
Class F, 0.6159% 3/15/19 (f)(l)		160,000	125,770
Class G, 0.7159% 3/15/19 (f)(l)		1,020,386	745,872
Class H, 0.9259% 3/15/19 (f)(l)		541,917	304,341
Class J, 1.1259% 3/15/19 (f)(l)		407,118	219,641
Series 2007-BBA8:
Class D, 0.5259% 3/15/22 (f)(l)		655,330	380,091
Class E, 0.5759% 3/15/22 (f)(l)		3,607,157	1,983,936
Class F, 0.6259% 3/15/22 (f)(l)		2,235,922	1,140,320
Class G, 0.6759% 3/15/22 (f)(l)		537,549	258,024
Class H, 0.8259% 3/15/22 (f)(l)		655,330	262,132
Class J, 0.9759% 3/15/22 (f)(l)		655,330	209,706
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39		670,528	682,081
Series 2004-PWR3 Class A3, 4.487% 2/11/41		1,902,925	1,933,895
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	566,892
Series 2006-T24 Class A1, 4.905% 10/12/41 (l)		1,532,220	1,559,889
Series 2007-PW16 Class A4, 5.7172% 6/11/40 (l)		1,112,000	1,171,472
Series 2007-PW17 Class A1, 5.282% 6/11/50		892,295	910,745
Series 2007-T26 Class A1, 5.145% 1/12/45 (l)		498,561	510,803
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 1999-C1:
Class G, 5.64% 2/14/31 (f)		$ 70,000	$ 64,139
Class I, 5.64% 2/14/31 (f)		205,000	63,720
Series 2003-PWR2 Class X2, 0.4686% 5/11/39 (f)(l)(n)		14,745,455	77,585
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	7,116,337
Series 2006-PW14 Class X2, 0.6529% 12/11/38 (f)(l)(n)		25,773,245	462,351
Series 2006-T22:
Class A4, 5.4623% 4/12/38 (l)		237,000	262,020
Class B, 5.4623% 4/12/38 (f)(l)		200,000	168,511
Series 2007-BBA8:
Class K, 1.4759% 3/15/22 (f)(l)		120,000	32,400
Class L, 2.1759% 3/15/22 (f)(l)		253,568	55,785
Series 2007-PW15 Class A1, 5.016% 2/11/44		417,961	427,490
Series 2007-PW16:
Class B, 5.7172% 6/11/40 (f)(l)		304,000	109,502
Class C, 5.7172% 6/11/40 (f)(l)		255,000	79,093
Class D, 5.7172% 6/11/40 (f)(l)		255,000	67,292
Series 2007-PW18 Class X2, 0.3206% 6/11/50 (f)(l)(n)		177,669,388	2,278,059
Series 2007-T28:
Class A1, 5.422% 9/11/42		279,634	289,179
Class X2, 0.1751% 9/11/42 (f)(l)(n)		88,855,592	692,967
C-BASS Trust floater Series 2006-SC1 Class A, 0.5338% 5/25/36 (f)(l)		925,172	546,311
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)		2,235,000	2,409,259
Class XCL, 2.1172% 5/15/35 (f)(l)(n)		24,788,523	692,153
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (f)		800,000	608,718
Series 1998-2 Class J, 6.39% 11/18/30 (f)		489,107	104,082
Series 1999-2:
Class E, 7.734% 1/15/32		82,554	82,335
Class F, 7.734% 1/15/32		413,000	411,573
Series 2001-245 Class A2, 6.275% 2/12/16 (f)(l)		1,888,017	1,919,168
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (f)		290,000	301,293
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Citigroup Commercial Mortgage Trust:
floater:
Series 2006-FL2:
Class F, 0.5819% 8/15/21 (f)(l)		$ 678,000	$ 593,853
Class G, 0.6019% 8/15/21 (f)(l)		542,222	437,980
Class H, 0.6419% 8/15/21 (f)(l)		433,548	324,472
Series 2007-FL3A:
Class MLA1, 1.0759% 4/15/22 (f)(l)		291,000	243,812
Classs MLA2, 1.3259% 4/15/22 (f)(l)		129,000	105,320
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	10,704,243
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (f)		3,198,044	2,956,826
Series 2007-C6:
Class A1, 5.622% 12/10/49 (l)		10,665,557	10,857,275
Class A4, 5.6985% 12/10/49 (l)		5,830,000	6,204,389
Series 2007-FL3A Class A2, 0.4159% 4/15/22 (f)(l)		6,878,000	5,916,260
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49		321,603	324,829
Class A2A, 5.237% 12/11/49		11,693,000	12,023,889
Class A4, 5.322% 12/11/49		10,093,000	10,282,783
Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,958,018
Class C, 5.476% 12/11/49		3,581,000	1,002,680
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)(l)	CAD	138,000	71,343
Class G, 5.01% 5/15/44 (f)(l)	CAD	30,000	13,921
Class H, 5.01% 5/15/44 (f)(l)	CAD	20,000	7,834
Class J, 5.01% 5/15/44 (f)(l)	CAD	20,000	7,135
Class K, 5.01% 5/15/44 (f)(l)	CAD	10,000	2,986
Class L, 5.01% 5/15/44 (f)(l)	CAD	36,000	9,879
Class M, 5.01% 5/15/44 (f)(l)	CAD	165,000	41,732
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8179% 5/15/46 (l)		1,902,000	2,033,310
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	798,840
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5059% 4/15/17 (f)(l)		4,261,000	3,621,850
Class C, 0.5459% 4/15/17 (f)(l)		1,531,000	1,255,420
Class D, 0.5859% 4/15/17 (f)(l)		950,056	741,044
Class E, 0.6459% 4/15/17 (f)(l)		802,445	601,834
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-F10A:
Class F, 0.6859% 4/15/17 (f)(l)		$ 171,562	$ 118,378
Class G, 0.8259% 4/15/17 (f)(l)		171,562	108,084
Class H, 0.8959% 4/15/17 (f)(l)		171,562	89,212
Class J, 1.1259% 4/15/17 (f)(l)		131,565	52,626
Series 2005-FL11:
Class B, 0.5259% 11/15/17 (f)(l)		232,354	220,736
Class C, 0.5759% 11/15/17 (f)(l)		1,913,631	1,760,540
Class D, 0.6159% 11/15/17 (f)(l)		99,518	89,566
Class E, 0.6659% 11/15/17 (f)(l)		353,792	307,799
Class F, 0.7259% 11/15/17 (f)(l)		245,114	200,994
Class G, 0.7759% 11/15/17 (f)(l)		169,901	118,931
Series 2006-FL12 Class AJ, 0.4059% 12/15/20 (f)(l)		2,710,000	2,249,300
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (l)		28,687	28,668
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,647,875
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (f)		3,216,000	3,226,318
Series 2007-C9 Class A4, 5.8157% 12/10/49 (l)		4,209,000	4,555,588
Series 2001-J1A Class F, 6.958% 2/16/34 (f)		600,000	605,247
Series 2001-J2A Class F, 7.0306% 7/16/34 (f)(l)		199,000	167,245
Series 2004-LBN2 Class X2, 0.8492% 3/10/39 (f)(l)(n)		3,747,116	13,653
Series 2006-C8:
Class B, 5.44% 12/10/46		3,294,000	1,026,809
Class XP, 0.4814% 12/10/46 (l)(n)		20,651,829	303,433
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (f)		98,665	101,030
Class G, 6.21% 7/15/31 (f)		554,000	566,045
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (f)(l)		204,930	212,347
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (f)		550,000	460,748
Series 1999-C2 Class G, 6% 11/17/32		302,000	293,628
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39		17,590,000	18,250,274
Series 2006-C5:
Class A1, 5.297% 12/15/39		76,945	77,044
Class AJ, 5.373% 12/15/39		3,852,000	2,435,370
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2:
Class A1, 5.269% 1/15/49		$ 37,660	$ 37,819
Class A2, 5.448% 1/15/49 (l)		10,150,000	10,406,568
Class A3, 5.542% 1/15/49 (l)		3,804,000	3,782,204
Series 2007-C3:
Class A1, 5.664% 6/15/39 (l)		13,235	13,221
Class A4, 5.7223% 6/15/39 (l)		1,144,000	1,135,584
Series 2006-C4 Class AAB, 5.439% 9/15/39		10,824,000	11,561,991
Series 2006-C5 Class ASP, 0.6707% 12/15/39 (l)(n)		13,910,240	206,146
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)		1,722,000	1,719,580
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6259% 4/15/22 (f)(l)		6,783,000	2,713,200
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.8759% 9/15/21 (f)(l)		270,312	195,543
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36		1,902,000	1,988,649
Series 2002-CP5 Class A1, 4.106% 12/15/35		137,212	140,474
Series 2004-C1:
Class A3, 4.321% 1/15/37		471,381	477,932
Class A4, 4.75% 1/15/37		884,000	921,198
Series 1997-C2 Class F, 7.46% 1/17/35 (l)		929,000	1,027,438
Series 1998-C1:
Class D, 7.17% 5/17/40		106,971	107,711
Class F, 6% 5/17/40 (f)		659,000	656,763
Class H, 6% 5/17/40 (f)		130,000	11,597
Series 1998-C2 Class F, 6.75% 11/11/30 (f)		470,000	478,738
Series 1999-C1 Class E, 7.8879% 9/15/41 (l)		163,845	163,452
Series 2001-CK6 Class AX, 0.8793% 8/15/36 (l)(n)		5,070,486	39,736
Series 2001-CKN5 Class AX, 1.9642% 9/15/34 (f)(l)(n)		15,264,879	189,767
Series 2001-SPGA Class C, 6.809% 8/13/18 (f)		230,000	219,747
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	118,671
Class J, 4.231% 5/15/38 (f)		300,000	179,225
Series 2003-C4 Class ASP, 0.4351% 8/15/36 (f)(l)(n)		12,258,479	196
Series 2006-C1 Class A3, 5.5486% 2/15/39 (l)		10,043,000	10,870,985
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4259% 2/15/22 (f)(l)		721,000	483,070
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse Mortgage Capital Certificates: - continued
floater Series 2007-TFL1:
Class C:
0.4459% 2/15/22 (f)(l)		$ 1,864,711	$ 1,062,885
0.5459% 2/15/22 (f)(l)		665,993	306,357
Class F, 0.5959% 2/15/22 (f)(l)		1,331,815	546,044
Class L, 2.1759% 2/15/22 (f)(l)		100,000	2,000
sequential payer Series 2007-C1:
Class A1, 5.227% 2/15/40		109,867	111,289
Class A2, 5.268% 2/15/40		18,300,000	18,898,112
Series 2007-C1:
Class ASP, 0.4159% 2/15/40 (l)(n)		35,608,965	408,656
Class B, 5.487% 2/15/40 (f)(l)		2,907,000	348,840
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.5359% 5/15/23 (f)(l)		450,000	427,452
Class D, 0.7459% 5/15/23 (f)(l)		170,000	157,223
Class F, 0.8759% 5/15/23 (f)(l)		140,000	127,340
Series 2006-HC1A Class C, 0.6759% 5/15/23 (f)(l)		355,000	331,057
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (f)		500,000	220,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		400,000	331,540
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.2267% 6/10/31 (f)(l)		891,000	975,248
Series 2000-CKP1 Class B3, 8.1791% 11/10/33 (l)		230,000	229,552
First Union National Bank Commercial Mortgage Trust Series 2001-C4:
Class H, 7.036% 12/12/33 (f)		770,000	777,846
Class K, 6% 12/12/33 (f)		520,000	507,508
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33		679,000	687,075
Class G, 6.936% 3/15/33 (f)		1,252,000	1,252,228
Class H, 7.039% 3/15/33 (f)		63,000	62,908
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (f)(l)		443,000	463,727
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (f)		200,000	221,078
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (f)		625,000	584,375
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GE Capital Commercial Mortgage Corp.:
sequential payer:
Series 2000-1 Class A2, 6.496% 1/15/33		$ 242,872	$ 244,511
Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	11,419,597
Series 2001-1 Class X1, 1.0321% 5/15/33 (f)(l)(n)		18,284,871	80,808
Series 2001-3 Class C, 6.51% 6/10/38		287,000	292,260
Series 2002-1A Class H, 7.1591% 12/10/35 (f)(l)		65,000	62,940
Series 2004-C1 Class X2, 1.1164% 11/10/38 (f)(l)(n)		9,952,835	38,869
Series 2005-C1 Class B, 4.846% 6/10/48 (l)		543,000	385,731
Series 2007-C1 Class XP, 0.2009% 12/10/49 (l)(n)		37,275,811	232,400
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		468,006	115,509
Series 1997-C2:
Class F, 6.75% 4/15/29 (l)		1,068,773	1,122,726
Class G, 6.75% 4/15/29 (l)		504,000	515,472
Series 1999-C1 Class F, 6.02% 5/15/33 (f)		540,000	530,192
Series 1999-C2I Class K, 6.481% 9/15/33 (o)		385,000	21,560
Series 1999-C3:
Class G, 6.974% 8/15/36 (f)		133,630	134,180
Class J, 6.974% 8/15/36 (f)		226,000	225,990
Class K, 6.974% 8/15/36 (f)		427,000	248,604
Series 2000-C1:
Class H, 7% 3/15/33 (f)		40,835	40,819
Class K, 7% 3/15/33		90,000	72,996
Series 2002-C3 Class B, 5.101% 7/10/39		285,000	299,214
Series 2003-C3 Class X2, 0.6149% 4/10/40 (f)(l)(n)		10,107,146	19,306
Series 2005-C1 Class X2, 0.6565% 5/10/43 (l)(n)		7,558,172	74,044
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.49% 11/5/21 (f)(l)		715,000	529,721
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (f)		490,000	500,414
Series 2004-GG1 Class A4, 4.755% 6/10/36		524,933	528,245
Series 2007-GG11:
Class A1, 5.358% 12/10/49		1,848,848	1,918,544
Class A2, 5.597% 12/10/49		3,804,000	4,016,721
Series 2007-GG9 Class A4, 5.444% 3/10/39		5,530,000	5,792,039
Series 2002-C1:
Class H, 5.903% 1/11/35 (f)		97,000	92,493
Class J, 6.306% 1/11/35 (f)		760,000	703,589
Series 2003-C2:
Class J, 5.234% 1/5/36 (f)(l)		250,000	197,754
Class XP, 0.8232% 1/5/36 (f)(l)(n)		12,076,264	28,345
Series 2005-GG3 Class XP, 0.6925% 8/10/42 (f)(l)(n)		35,232,048	314,435
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2006-GG7:
Class A3, 5.8883% 7/10/38 (l)		$ 5,013,000	$ 5,443,316
Class A4, 5.8883% 7/10/38 (l)		9,540,000	10,386,007
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (f)(n)		45,214,389	470,614
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5353% 6/6/20 (f)(l)		96,000	87,408
Class D, 0.5753% 6/6/20 (f)(l)		453,000	391,603
Class E, 0.6653% 6/6/20 (f)(l)		526,000	441,928
Class F, 0.7353% 6/6/20 (f)(l)		835,001	669,793
Class J, 2.0453% 6/6/20 (f)(l)		250,000	127,349
Series 2007-EOP:
Class C, 0.6153% 3/6/20 (f)(l)		1,994,000	1,774,660
Class D, 0.6653% 3/6/20 (f)(l)		4,004,000	3,523,520
Class F, 0.7753% 3/6/20 (f)(l)		164,000	141,860
Class G, 0.8153% 3/6/20 (f)(l)		81,000	68,040
Class H, 0.9453% 3/6/20 (f)(l)		60,000	50,700
Class J, 1.1453% 3/6/20 (f)(l)		86,000	71,380
Class L, 1.5953% 3/1/20 (f)(l)		400,000	328,000
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38		590,000	613,109
Series 1997-GL Class G, 7.7695% 7/13/30 (l)		828,627	918,118
Series 1998-GLII Class G, 7.742% 4/13/31 (f)(l)		600,000	548,366
Series 2001-GL3A Class JGGP, 7.6436% 8/5/18 (f)(l)		350,000	245,000
Series 2005-GG4 Class XP, 0.7044% 7/10/39 (f)(l)(n)		35,965,436	428,057
Series 2006-GG6 Class A2, 5.506% 4/10/38		10,001,421	10,153,282
Series 2006-RR2:
Class M, 5.68% 6/1/46 (f)(l)		100,000	0
Class N, 5.68% 6/1/46 (f)(l)		100,000	0
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		2,852,000	2,925,656
Series 2007-GG10:
Class A1, 5.69% 8/10/45		583,171	601,505
Class A2, 5.778% 8/10/45		13,561,000	14,095,596
Class A4, 5.8077% 8/10/45 (l)		13,620,000	14,076,785
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C1 Class E, 6.135% 7/12/37 (f)		201,000	190,073
Series 2003-C1:
Class CM1, 5.5061% 1/12/37 (f)(l)		206,377	167,166
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2003-C1:
Class D, 5.192% 1/12/37		$ 230,000	$ 227,929
Series 2004-C1 Class X2, 0.9177% 1/15/38 (f)(l)(n)		2,942,268	12,487
Series 2004-CB8 Class X2, 1.0321% 1/12/39 (f)(l)(n)		2,940,154	16,299
Series 2009-IWST Class D, 7.6935% 12/5/27 (f)(l)		250,000	274,244
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2005-FL1A Class A2, 0.4559% 2/15/19 (f)(l)		379,864	358,566
Series 2006-FL1A Class E, 0.6459% 2/15/20 (f)(l)		155,269	122,711
Series 2006-FLA2:
Class A2, 0.4059% 11/15/18 (f)(l)		10,000,000	8,400,000
Class B, 0.4459% 11/15/18 (f)(l)		1,403,343	982,340
Class C, 0.4859% 11/15/18 (f)(l)		997,036	658,044
Class D, 0.5059% 11/15/18 (f)(l)		303,719	173,120
Class E, 0.5559% 11/15/18 (f)(l)		438,130	245,353
Class F, 0.6059% 11/15/18 (f)(l)		655,993	341,117
Class G, 0.6359% 11/15/18 (f)(l)		570,003	285,001
Class H, 0.7759% 11/15/18 (f)(l)		438,130	192,777
sequential payer:
Series 2006-CB14 Class A3B, 5.4835% 12/12/44 (l)		5,657,000	6,036,181
Series 2006-CB15 Class A3, 5.819% 6/12/43 (l)		2,864,000	3,045,727
Series 2006-LDP8 Class A4, 5.399% 5/15/45		1,210,000	1,298,084
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (l)		903,000	963,161
Class A3, 5.336% 5/15/47		9,409,000	9,796,998
Series 2007-CB19 Class A4, 5.7461% 2/12/49 (l)		6,670,000	6,995,309
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (l)		5,340,000	5,583,785
Series 2007-LDP10 Class A1, 5.122% 1/15/49		62,688	63,241
Series 2007-LDPX Class A3, 5.412% 1/15/49		5,234,000	5,353,212
Series 2004-CBX Class D, 5.097% 1/12/37 (l)		170,000	141,950
Series 2004-LDP4 Class D, 5.1488% 10/15/42 (l)		1,711,000	792,260
Series 2004-LN2 Class D, 5.2116% 7/15/41 (l)		420,000	363,731
Series 2005-CB13 Class E, 5.3519% 1/12/43 (f)(l)		963,000	89,115
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,527,952	10,913,494
Series 2006-CB17 Class A3, 5.45% 12/12/43		543,000	571,298
Series 2007-CB19:
Class B, 5.7461% 2/12/49 (l)		165,000	51,177
Class C, 5.7461% 2/12/49 (l)		424,000	131,510
Class D, 5.7461% 2/12/49 (l)		447,000	132,346
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LB Commercial Conduit Mortgage Trust:
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (l)		$ 364,000	$ 109,245
Class CS, 5.466% 1/15/49 (l)		157,000	40,397
Class ES, 5.541% 1/15/49 (f)(l)		983,000	69,293
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,295,956	1,375,357
Series 2000-C9 Class G, 6.25% 10/15/32 (f)		783,000	790,261
sequential payer Series 2007-C3 Class A4, 5.9499% 7/15/44 (l)		21,615,000	22,359,444
Series 1998-C1 Class D, 6.98% 2/18/30		709,466	713,953
Series 1998-C4 Class G, 5.6% 10/15/35 (f)		583,000	594,718
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27		339,221	345,293
Series 2001-C3 Class A1, 6.058% 6/15/20		8,836	8,852
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	141,356
Series 2005-C7:
Class AJ, 5.323% 11/15/40		500,000	450,521
Class AM, 5.263% 11/15/40 (l)		67,000	67,504
Series 2006-C1 Class A2, 5.084% 2/15/31		828,357	835,803
Series 2006-C3 Class A1, 5.478% 3/15/32		41,567	41,759
Series 2006-C6:
Class A1, 5.23% 9/15/39		194,132	194,284
Class A2, 5.262% 9/15/39 (l)		11,694,000	11,995,674
Series 2006-C7:
Class A1, 5.279% 11/15/38		496,918	505,978
Class A2, 5.3% 11/15/38		2,092,000	2,157,371
Class A3, 5.347% 11/15/38		1,417,000	1,502,438
Class AM, 5.378% 11/15/38		160,000	143,688
Series 2007-C1:
Class A1, 5.391% 2/15/40 (l)		216,855	220,911
Class A3, 5.398% 2/15/40		10,000,000	10,601,803
Class A4, 5.424% 2/15/40		5,434,000	5,703,289
Series 2007-C2 Class A3, 5.43% 2/15/40		3,967,000	4,085,930
Series 2007-C6 Class A2, 5.845% 7/15/40		9,949,374	10,380,980
Series 2000-C5 Class E, 7.29% 12/15/32		134,000	134,730
Series 2001-C3 Class B, 6.512% 6/15/36		3,676,000	3,800,169
Series 2001-C7 Class D, 6.514% 11/15/33		2,092,000	2,113,340
Series 2002-C1 Class J, 6.95% 3/15/34 (f)(l)		86,000	83,623
Series 2003-C7 Class L, 5.224% 7/15/37 (f)(l)		284,000	179,475
Series 2004-C2:
Class G, 4.595% 3/15/36 (f)(l)		225,000	179,886
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2004-C2:
Class K, 5.2578% 3/15/36 (f)(l)		$ 500,000	$ 219,394
Class XCP, 1.0459% 3/15/36 (f)(l)(n)		22,208,335	124,949
Series 2004-C4 Class A2, 4.567% 6/15/29 (l)		228,524	230,909
Series 2005-C2 Class AJ, 5.205% 4/15/30 (l)		740,000	677,857
Series 2005-C3 Class XCP, 0.7548% 7/15/40 (l)(n)		5,887,328	68,922
Series 2005-C5 Class A2, 4.885% 9/15/30		475,370	488,258
Series 2005-C7 Class C, 5.35% 11/15/40 (l)		686,000	472,616
Series 2006-C4:
Class AJ, 5.9022% 6/15/38 (l)		480,000	387,554
Class AM, 5.9022% 6/15/38 (l)		500,000	463,466
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (l)(n)		10,810,515	175,514
Series 2007-C1:
Class C, 5.533% 2/15/40 (l)		4,185,000	927,292
Class D, 5.563% 2/15/40 (l)		760,000	135,526
Class E, 5.582% 2/15/40 (l)		381,000	58,273
Class XCP, 0.3203% 2/15/40 (l)(n)		4,345,108	50,616
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)		2,376,000	2,450,526
Series 2007-C7:
Class A3, 5.866% 9/15/45		6,219,000	6,516,073
Class XCP, 0.2905% 9/15/45 (l)(n)		149,280,090	1,635,005
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (f)		544,000	555,053
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2004-LLFA Class J, 1.4759% 10/15/17 (f)(l)		160,000	141,457
Series 2006-LLFA:
Class D, 0.5059% 9/15/21 (f)(l)		608,683	467,127
Class E, 0.5659% 9/15/21 (f)(l)		2,196,145	1,664,618
Class F, 0.6159% 9/15/21 (f)(l)		1,143,094	852,703
Class G, 0.6359% 9/15/21 (f)(l)		2,258,211	1,563,720
Class H, 0.6759% 9/15/21 (f)(l)		582,579	253,957
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,574,741
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (f)		180,000	158,922
Class I11, 7.72% 2/26/28 (f)		100,000	82,980
Class I12, 7.72% 2/26/28 (f)		100,000	79,620
Class I9, 7.72% 2/26/28 (f)		153,200	143,702
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (l)		620,000	643,638
Series 1998-C3 Class E, 6.8483% 12/15/30 (l)		173,000	187,379
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42		$ 224,288	$ 225,393
Series 2007-C1 Class A1, 4.533% 6/12/50		459,925	464,433
Series 2004-KEY2 Class K, 5.091% 8/12/39 (f)(l)		100,000	4,000
Series 2004-MKB1 Class F, 5.509% 2/12/42 (f)(l)		180,000	172,149
Series 2005-CKI1 Class A3, 5.2324% 11/12/37 (l)		3,122,000	3,226,361
Series 2005-LC1 Class F, 5.3777% 1/12/44 (f)(l)		1,655,000	613,493
Series 2006-C1:
Class A2, 5.6099% 5/12/39 (l)		2,680,000	2,827,567
Class AJ, 5.6549% 5/12/39 (l)		160,000	132,010
Class AM, 5.6549% 5/12/39 (l)		100,000	91,480
Series 2006-KEY2 Class L, 5.091% 8/12/39 (f)		300,000	10,950
Series 2007-C1 Class A4, 5.826% 6/12/50 (l)		7,199,517	7,717,748
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,303,103
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4625% 12/12/49 (l)		887,000	861,816
sequential payer:
Series 2006-1 CLass A3, 5.4664% 2/12/39 (l)		2,024,000	2,126,233
Series 2006-4:
Class A2, 5.112% 12/12/49 (l)		1,075,000	1,105,640
Class ASB, 5.133% 12/12/49 (l)		1,636,000	1,754,779
Series 2007-5:
Class A1, 4.275% 8/12/48		47,514	47,787
Class A3, 5.364% 8/12/48		11,417,000	11,695,063
Class A4, 5.378% 8/12/48		76,000	74,277
Class B, 5.479% 2/12/17		5,706,000	1,005,087
Series 2007-6:
Class A1, 5.175% 3/12/51		100,852	102,370
Class A4, 5.485% 3/12/51 (l)		14,650,000	14,599,600
Series 2007-7 Class A4, 5.7485% 6/12/50 (l)		6,656,000	6,689,878
Series 2007-8 Class A1, 4.622% 8/12/49		393,501	401,942
Series 2006-4 Class XP, 0.6254% 12/12/49 (l)(n)		38,955,674	708,074
Series 2007-6 Class B, 5.635% 3/12/51 (l)		1,902,000	567,896
Series 2007-7 Class B, 5.75% 6/12/50		166,000	27,656
Series 2007-8 Class A3, 5.9564% 8/12/49 (l)		1,640,000	1,763,165
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.472% 7/15/19 (f)(l)		822,747	102,843
Class F, 0.592% 7/15/19 (f)(l)		1,830,000	1,665,300
Class G, 0.632% 7/15/19 (f)(l)		1,041,000	749,520
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2006-XLF:
Class H, 0.652% 7/15/19 (f)(l)		$ 550,000	$ 330,000
Class J, 0.702% 7/15/19 (f)(l)		354,000	141,600
Series 2007-XCLA Class A1, 0.472% 7/17/17 (f)(l)		2,532,688	1,392,979
Series 2007-XLCA Class B, 0.772% 7/17/17 (f)(l)		2,408,057	168,564
Series 2007-XLFA:
Class C, 0.432% 10/15/20 (f)(l)		1,092,000	464,100
Class D, 0.462% 10/15/20 (f)(l)		667,354	150,155
Class E, 0.522% 10/15/20 (f)(l)		834,661	104,333
Class F, 0.572% 10/15/20 (f)(l)		500,899	50,090
Class G, 0.612% 10/15/20 (f)(l)		619,188	46,439
Class H, 0.702% 10/15/20 (f)(l)		389,758	9,744
Class J, 0.852% 10/15/20 (f)(l)		444,903	11,123
Class MHRO, 0.962% 10/15/20 (f)(l)		605,197	121,039
Class MJPM, 1.272% 10/15/20 (f)(l)		183,182	137,386
Class MSTR, 0.972% 10/15/20 (f)(l)		343,918	68,784
Class NHRO, 1.162% 10/15/20 (f)(l)		918,469	128,586
Class NSTR, 1.122% 10/15/20 (f)(l)		315,384	44,154
sequential payer:
Series 2003-IQ5 Class X2, 0.8727% 4/15/38 (f)(l)(n)		5,855,645	48,440
Series 2004-RR2 Class A2, 5.45% 10/28/33 (f)		439,415	441,613
Series 2005-IQ9 Class A3, 4.54% 7/15/56		2,826,000	2,927,893
Series 2006-HQ10:
Class A1, 5.131% 11/12/41		297,009	300,305
Class AM, 5.36% 11/12/41		620,000	574,096
Series 2006-T23 Class A1, 5.682% 8/12/41		557,007	564,857
Series 2007-HQ11:
Class A1, 5.246% 2/12/44		364,158	370,977
Class A31, 5.439% 2/12/44 (l)		964,000	1,015,143
Series 2007-IQ13:
Class A1, 5.05% 3/15/44		371,125	376,536
Class A4, 5.364% 3/15/44		10,000,000	10,249,122
Series 2007-IQ14 Class A1, 5.38% 4/15/49		946,776	973,580
Series 2007-T25:
Class A1, 5.391% 11/12/49		263,354	270,564
Class A2, 5.507% 11/12/49		3,425,000	3,739,018
Series 1997-RR Class F, 7.4307% 4/30/39 (f)(l)		258,141	237,490
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)		223,000	122,650
Series 2003-IQ6 Class X2, 0.5807% 12/15/41 (f)(l)(n)		12,306,129	89,429
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
Series 2004-IQ7 Class E, 5.4008% 6/15/38 (f)(l)		$ 120,000	$ 60,000
Series 2004-RR2 Class C, 5.8799% 10/28/33 (f)(l)		280,000	216,300
Series 2005-HQ7:
Class E, 5.2057% 11/14/42 (l)		75,000	41,250
Class F, 5.2057% 11/14/42 (l)		305,000	152,500
Series 2005-IQ9 Class X2, 1.0854% 7/15/56 (f)(l)(n)		21,165,292	301,326
Series 2006-HQ10 Class X2, 0.4996% 11/12/41 (f)(l)(n)		10,225,268	111,358
Series 2006-HQ8 Class A3, 5.4379% 3/12/44 (l)		2,950,000	3,025,383
Series 2006-HQ9 Class B, 5.832% 7/12/44 (l)		2,823,000	2,089,020
Series 2006-IQ11:
Class A3, 5.7325% 10/15/42 (l)		3,157,000	3,368,217
Class A4, 5.7685% 10/15/42 (l)		570,000	633,936
Series 2006-IQ12:
Class AMFX, 5.37% 12/15/43		719,000	596,770
Class B, 5.468% 12/15/43		1,902,000	475,500
Series 2006-T23 Class A3, 5.8072% 8/12/41 (l)		972,000	1,047,864
Series 2007-HQ11 Class B, 5.538% 2/20/44 (l)		3,448,000	1,241,280
Series 2007-HQ12 Class A2, 5.6333% 4/12/49 (l)		12,865,871	13,152,826
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)		2,852,000	2,895,149
Class B, 5.7249% 4/15/49 (l)		469,000	112,560
Series 2007-XLC1:
Class C, 0.872% 7/17/17 (f)(l)		3,245,642	81,141
Class D, 0.972% 7/17/17 (f)(l)		1,526,121	38,153
Class E, 1.072% 7/17/17 (f)(l)		1,239,655	30,991
Morgan Stanley Dean Witter Capital I Trust:
sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31		18,894	19,306
Series 2000-PRIN Class C, 7.9522% 2/23/34 (l)		466,000	521,852
Series 2001-IQA Class F, 6.79% 12/18/32 (f)		194,900	197,494
Series 2001-TOP3 Class E, 7.2382% 7/15/33 (f)(l)		150,000	148,878
Series 2003-TOP9 Class E, 5.7399% 11/13/36 (f)(l)		78,000	70,414
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (f)		386,997	361,480
NationsLink Funding Corp. Series 1998-2:
Class F, 7.105% 8/20/30 (f)		593,935	641,673
Class G, 5% 8/20/30 (f)		361,875	376,796
Class J, 5% 8/20/30 (f)		195,000	173,843
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (f)		1,050,000	1,063,659
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)		$ 687,257	$ 687,257
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (f)		198,840	200,968
RBSCF Trust Series 2010-MB1 Class D, 4.8204% 4/15/24 (f)(l)		480,000	459,150
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38	CAD	107,000	66,372
Class G, 4.456% 9/12/38	CAD	54,000	31,817
Class H, 4.456% 9/12/38	CAD	36,000	20,160
Class J, 4.456% 9/12/38	CAD	36,000	19,099
Class K, 4.456% 9/12/38	CAD	18,000	8,510
Class L, 4.456% 9/12/38	CAD	26,000	11,633
Class M, 4.456% 9/12/38	CAD	128,859	28,520
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	78,768
Class G, 4.57% 4/12/23	CAD	42,000	24,945
Class H, 4.57% 4/12/23	CAD	42,000	23,713
Class J, 4.57% 4/12/23	CAD	42,000	22,555
Class K, 4.57% 4/12/23	CAD	21,000	10,733
Class L, 4.57% 4/12/23	CAD	63,000	30,665
Class M, 4.57% 4/12/23	CAD	185,000	38,844
Salomon Brothers Mortgage Securities VII, Inc.:
sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33		581,065	580,883
Series 2001-C1 Class E, 6.31% 12/18/35		135,000	133,898
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (f)(l)		192,000	167,040
Class F6, 6.5% 2/18/34 (f)(l)		43,000	35,690
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		214,601	223,538
Class F, 7.3% 10/12/34 (f)		473,000	479,662
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 6.071% 8/15/39 (l)		170,000	168,163
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (f)		1,616,000	1,647,248
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.8509% 7/15/24 (f)(l)		110,000	27,536
Class G, 0.8509% 7/15/24 (f)(l)		200,000	48,030
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/20 (f)		180,000	186,348
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4759% 1/15/18 (f)(l)		$ 1,276,330	$ 1,269,067
Series 2006-WL7A:
Class E, 0.5519% 9/15/21 (f)(l)		1,770,598	1,050,626
Class F, 0.6119% 8/11/18 (f)(l)		1,877,987	784,301
Class G, 0.6319% 8/11/18 (f)(l)		1,779,101	722,349
Class J, 0.8719% 8/11/18 (f)(l)		395,545	101,284
Series 2007-ESH Class A1, 0.7259% 6/15/19 (f)(l)		170,937	169,667
Series 2007-WHL8:
Class AP1, 0.9759% 6/15/20 (f)(l)		140,220	77,121
Class AP2, 1.0759% 6/15/20 (f)(l)		235,007	117,503
Class F, 0.7559% 6/15/20 (f)(l)		4,565,501	1,141,375
Class LXR1, 0.9759% 6/15/20 (f)(l)		233,916	140,349
Class LXR2, 1.0759% 6/15/20 (f)(l)		3,111,858	1,555,929
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35		111,210	111,135
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)		3,267,410	3,294,830
Series 2003-C8 Class A3, 4.445% 11/15/35		8,283,000	8,471,632
Series 2006-C27 Class A2, 5.624% 7/15/45		1,700,000	1,742,701
Series 2006-C29:
Class A1, 5.11% 11/15/48		634,788	643,188
Class A3, 5.313% 11/15/48		5,051,000	5,377,605
Series 2007-C30:
Class A1, 5.031% 12/15/43		129,435	130,720
Class A3, 5.246% 12/15/43		1,633,000	1,647,869
Class A4, 5.305% 12/15/43		8,604,000	8,585,876
Class A5, 5.342% 12/15/43		2,036,000	1,983,665
Series 2007-C31:
Class A1, 5.14% 4/15/47		172,035	173,916
Class A4, 5.509% 4/15/47		4,299,000	4,252,449
Series 2007-C32:
Class A2, 5.735% 6/15/49 (l)		15,568,000	16,198,520
Class A3, 5.74% 6/15/49 (l)		3,229,000	3,216,239
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(l)		903,000	851,653
Series 2003-C8 Class XP, 0.1813% 11/15/35 (f)(l)(n)		3,807,072	3,966
Series 2003-C9 Class XP, 0.4499% 12/15/35 (f)(l)(n)		5,330,128	7,115
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	315,404
Series 2004-C11:
Class D, 5.4914% 1/15/41 (l)		360,000	311,036
Class E, 5.5414% 1/15/41 (l)		327,000	265,453
Series 2004-C12 Class D, 5.3053% 7/15/41 (l)		280,000	250,824
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C14:
Class B, 5.17% 8/15/41		$ 258,500	$ 252,320
Class C, 5.21% 8/15/41		170,000	159,571
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (f)(l)		1,464,000	1,361,520
Class 180B, 5.3979% 10/15/41 (f)(l)		666,000	599,400
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,554,890
Series 2005-C22:
Class B, 5.3598% 12/15/44 (l)		4,218,000	2,897,343
Class F, 5.3598% 12/15/44 (f)(l)		3,171,000	1,267,188
Series 2006-C23 Class A5, 5.416% 1/15/45 (l)		7,870,000	8,555,214
Series 2006-C29 Class E, 5.516% 11/15/48 (l)		1,902,000	589,123
Series 2007-C30:
Class B, 5.463% 12/15/43 (l)		10,505,000	2,312,185
Class C, 5.483% 12/15/43 (l)		5,706,000	947,355
Class D, 5.513% 12/15/43 (l)		3,044,000	261,099
Class XP, 0.4367% 12/15/43 (f)(l)(n)		21,906,282	299,132
Series 2007-C31 Class C, 5.6935% 4/15/47 (l)		522,000	110,654
Series 2007-C32:
Class D, 5.74% 6/15/49 (l)		1,431,000	285,314
Class E, 5.74% 6/15/49 (l)		2,252,000	385,210
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.902% 2/15/51 (l)		1,259,000	1,275,178
Series 2007-C33 Class B, 5.902% 2/15/51 (l)		3,198,000	1,043,464
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $708,540,160)			824,798,436
Municipal Securities - 0.2%

California Gen. Oblig.:
6.2% 3/1/19		5,000,000	5,427,750
7.5% 4/1/34		5,600,000	6,286,784
7.55% 4/1/39		8,400,000	9,541,728
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15		6,825,000	6,960,954
TOTAL MUNICIPAL SECURITIES (Cost $26,034,211)			28,217,216
Foreign Government and Government Agency Obligations - 1.7%
		Principal Amount (c)	Value
Arab Republic of Egypt:
5.75% 4/29/20 (f)		$ 1,450,000	$ 1,587,750
6.875% 4/30/40 (f)		1,485,000	1,663,200
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,773,540	2,886,758
par 2.5% 12/31/38 (e)		3,210,000	1,219,800
0.6586% 8/3/12 (l)		2,938,750	2,666,859
7% 3/28/11		27,875,000	28,021,344
7% 9/12/13		20,265,000	19,193,770
7% 10/3/15		1,450,000	1,218,322
Bahamian Republic 6.95% 11/20/29 (f)		805,000	837,200
Barbados Government 7.25% 12/15/21 (f)		647,000	682,585
Bermuda Government 5.603% 7/20/20 (f)		470,000	502,900
Brazilian Federative Republic:
4.875% 1/22/21		4,020,000	4,311,450
5.625% 1/7/41		795,000	858,600
6% 9/15/13		233,343	244,426
8.75% 2/4/25		545,000	776,625
11% 8/17/40		1,445,000	1,979,650
12.25% 3/6/30		470,000	883,600
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		1,040,000	1,211,600
Cayman Island Government 5.95% 11/24/19 (f)		500,000	532,500
Chilean Republic:
3.875% 8/5/20		830,000	861,125
7.125% 1/11/12		3,045,000	3,276,725
Colombian Republic:
7.375% 9/18/37		2,130,000	2,758,350
10.375% 1/28/33		965,000	1,534,350
11.75% 2/25/20		950,000	1,477,250
Congo Republic 3% 6/30/29 (e)		3,980,500	2,169,373
Croatia Republic:
6.625% 7/14/20 (f)		855,000	939,431
6.75% 11/5/19 (f)		1,455,000	1,601,882
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (f)		1,055,000	1,130,169
8.25% 10/24/12 (f)		1,070,000	1,151,588
Dominican Republic:
1.5704% 8/30/24 (l)		1,350,000	1,215,000
7.5% 5/6/21 (f)		1,140,000	1,256,850
9.04% 1/23/18 (f)		967,284	1,124,468
Ecuador Republic 5% 2/28/25		218,000	152,600
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
El Salvador Republic:
7.375% 12/1/19 (f)		$ 745,000	$ 826,950
7.65% 6/15/35 (Reg. S)		1,265,000	1,375,688
7.75% 1/24/23 (Reg. S)		870,000	974,400
8.25% 4/10/32 (Reg. S)		375,000	427,500
Gabonese Republic 8.2% 12/12/17 (f)		1,410,000	1,617,975
Georgia Republic 7.5% 4/15/13		2,470,000	2,432,950
Ghana Republic 8.5% 10/4/17 (f)		1,625,000	1,844,375
Hungarian Republic:
4.75% 2/3/15		430,000	425,700
6.25% 1/29/20		2,250,000	2,289,375
Indonesian Republic:
5.875% 3/13/20 (f)		1,560,000	1,758,900
6.625% 2/17/37 (f)		1,225,000	1,488,375
6.875% 3/9/17 (f)		850,000	1,005,125
6.875% 1/17/18 (f)		1,395,000	1,656,563
7.5% 1/15/16 (f)		485,000	583,213
7.75% 1/17/38 (f)		1,390,000	1,890,400
8.5% 10/12/35 (Reg. S)		1,360,000	1,985,600
11.625% 3/4/19 (f)		1,070,000	1,631,750
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		3,860,000	3,541,550
Lebanese Republic 4% 12/31/17		2,257,500	2,189,775
Lithuanian Republic:
6.75% 1/15/15 (f)		1,585,000	1,719,725
7.375% 2/11/20 (f)		1,685,000	1,906,156
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (f)		560,000	672,000
Peruvian Republic:
3% 3/7/27 (e)		435,000	378,450
7.35% 7/21/25		950,000	1,220,750
Philippine Republic:
6.5% 1/20/20		805,000	951,913
9.5% 2/2/30		565,000	868,688
10.625% 3/16/25		520,000	834,600
Polish Government 3.875% 7/16/15		1,515,000	1,562,874
Provincia de Cordoba 12.375% 8/17/17 (f)		1,060,000	1,046,750
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,725,000	3,203,500
Republic of Serbia 6.75% 11/1/24 (f)		5,558,334	5,419,375
Russian Federation:
3.625% 4/29/15 (f)		800,000	792,000
5% 4/29/20 (f)		1,900,000	1,938,000
7.5% 3/31/30 (Reg. S)		10,025,240	11,904,973
12.75% 6/24/28 (Reg. S)		1,800,000	3,249,000
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Turkish Republic:
5.625% 3/30/21		$ 815,000	$ 854,772
6.75% 4/3/18		1,395,000	1,586,813
6.75% 5/30/40		805,000	885,500
6.875% 3/17/36		2,920,000	3,259,596
7% 9/26/16		1,360,000	1,564,000
7.25% 3/15/15		730,000	839,500
7.25% 3/5/38		1,400,000	1,632,820
7.375% 2/5/25		3,690,000	4,386,672
7.5% 7/14/17		1,285,000	1,519,513
11.875% 1/15/30		660,000	1,123,650
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		4,480,000	4,502,400
Ukraine Government:
6.385% 6/26/12 (f)		785,000	794,813
6.75% 11/14/17 (f)		2,295,000	2,272,050
United Mexican States:
5.125% 1/15/20		468,000	507,780
5.625% 1/15/17		860,000	963,200
6.05% 1/11/40		738,000	839,475
7.5% 4/8/33		425,000	568,438
8.3% 8/15/31		420,000	604,800
Uruguay Republic:
6.875% 9/28/25		585,000	710,775
8% 11/18/22		2,566,902	3,349,807
Venezuelan Republic:
1.5125% 4/20/11 (Reg. S) (l)		9,330,000	8,886,825
6% 12/9/20		860,000	477,300
7% 3/31/38		815,000	440,100
8.5% 10/8/14		960,000	792,000
9% 5/7/23 (Reg. S)		3,675,000	2,340,975
9.25% 9/15/27		2,480,000	1,767,000
9.375% 1/13/34		985,000	635,325
10.75% 9/19/13		3,075,000	2,905,875
13.625% 8/15/18		3,698,000	3,392,915
Vietnamese Socialist Republic:
1.2103% 3/12/16 (l)		902,609	837,170
4% 3/12/28 (e)		3,040,000	2,576,400
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Vietnamese Socialist Republic: - continued
6.75% 1/29/20 (f)		$ 1,405,000	$ 1,520,913
6.875% 1/15/16 (f)		780,000	850,200
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $195,034,277)			219,732,390
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13	242,000	260,033
Eurasian Development Bank 7.375% 9/29/14 (f)	1,100,000	1,168,750
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,334,862)		1,428,783
Common Stocks - 0.0%
	Shares
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(f) (Cost $15)	1,517	15
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	28,100	1,320,138
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
GMAC, Inc. 7.00% (f)	2,055	1,685,100
TOTAL PREFERRED STOCKS (Cost $3,047,336)		3,005,238
Floating Rate Loans - 0.4%
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.2333% 12/27/14 (l)	$ 3,404,031	$ 2,978,527
Tranche C, term loan 2.2114% 12/27/15 (l)	2,138,162	1,849,510
		4,828,037
Automobiles - 0.0%
Ford Motor Co. term loan 3.03% 12/15/13 (l)	3,294,779	3,179,461
Hotels, Restaurants & Leisure - 0.0%
Las Vegas Sands LLC:
Tranche B, term loan 3.01% 11/23/16 (l)	2,453,694	2,229,794
Tranche I, term loan 3.01% 11/23/16 (l)	504,132	458,130
		2,687,924
Media - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.26% 3/6/14 (l)	4,013,220	3,807,743
Newsday LLC term loan 10.5% 8/1/13	3,505,000	3,724,063
Univision Communications, Inc. Tranche 1LN, term loan 2.5103% 9/29/14 (l)	3,796,486	3,264,978
		10,796,784
TOTAL CONSUMER DISCRETIONARY		21,492,206
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Clear Channel Capital I LLC Tranche B, term loan 3.9103% 1/29/16 (h)(l)	3,165,000	2,520,131
INDUSTRIALS - 0.1%
Air Freight & Logistics - 0.0%
AWAS Aviation Acquisitions Ltd. term loan 7.75% 6/10/16 (l)	3,865,000	3,898,819
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5294% 4/30/14 (l)	4,171,816	3,848,500
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (l)	830,471	755,729
US Airways Group, Inc. term loan 2.7616% 3/23/14 (l)	1,055,000	888,838
		5,493,067
Floating Rate Loans - continued
	Principal Amount (c)	Value
INDUSTRIALS - continued
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 6.1119% 5/4/15 pay-in-kind (l)	$ 2,335,000	$ 2,229,925
TOTAL INDUSTRIALS		11,621,811
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Avaya, Inc. term loan 3.0575% 10/24/14 (l)	2,079,238	1,819,334
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (l)	1,828,716	1,815,001
Tranche 2LN, term loan 10% 9/2/16 (l)	2,065,000	2,023,700
		3,838,701
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Asurion Corp. Tranche 2LN, term loan 6.79% 7/3/15 (l)	3,685,000	3,537,600
Intelsat Jackson Holdings Ltd. term loan 3.5333% 2/1/14 (l)	2,425,000	2,267,375
		5,804,975
UTILITIES - 0.0%
Multi-Utilities - 0.0%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.4334% 3/30/12 (l)	789,624	730,402
term loan 3.5334% 3/30/14 (l)	5,198,889	4,808,972
		5,539,374
TOTAL FLOATING RATE LOANS (Cost $48,223,477)		52,636,532
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation - Citibank 1.4375% 12/14/19 (l) (Cost $1,325,895)	1,781,006	1,638,525
Bank Notes - 0.0%
	Principal Amount (c)	Value
National City Bank, Cleveland 0.6384% 3/1/13 (l) (Cost $847,164)	$ 978,000	$ 948,961
Fixed-Income Funds - 16.0%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (m)	1,615,765	176,393,059
Fidelity Floating Rate Central Fund (m)	4,116,916	392,753,749
Fidelity Mortgage Backed Securities Central Fund (m)	14,017,666	1,486,994,027
TOTAL FIXED-INCOME FUNDS (Cost $1,905,752,730)		2,056,140,835
Preferred Securities - 0.1%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Net Servicos de Comunicacao SA 9.25% (f)	$ 3,658,000	3,716,548
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Pemex Project Funding Master Trust 7.75%	4,610,000	4,683,664
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (l)	1,052,000	879,213
MUFG Capital Finance 1 Ltd. 6.346% (l)	3,261,000	3,272,092
		4,151,305
TOTAL PREFERRED SECURITIES (Cost $10,701,096)		12,551,517
Cash Equivalents - 6.8%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
0.24%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) #	$ 2,581,017	$ 2,581,000
0.25%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) #	876,918,051	876,912,000
TOTAL CASH EQUIVALENTS (Cost $879,493,000)		879,493,000
TOTAL INVESTMENT PORTFOLIO - 107.1% (Cost $12,919,838,959)		13,808,569,484
NET OTHER ASSETS (LIABILITIES) - (7.1)%		(921,220,907)
NET ASSETS - 100%		$ 12,887,348,577
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $480,000) (k)	Sept. 2037	$ 3,051,763	(2,861,562)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,058,000) (k)	Sept. 2037	3,509,527	(3,290,796)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $651,000) (k)

	Sept. 2037	$ 2,136,234	$ (2,003,093)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $936,000) (k)	Sept. 2037	5,493,173	(5,150,811)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $347,750) (k)	Sept. 2037	1,983,646	(1,860,015)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (j)	August 2034	27,453	(16,179)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (j)	Feb. 2034	787	(725)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (j)

	Sept. 2034	$ 26,646	$ (21,294)
TOTAL CREDIT DEFAULT SWAPS		$ 16,229,229	$ (15,204,475)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	200,000,000	2,787,700
		$ 216,229,229	$ (12,416,775)
Currency Abbreviations
CAD - Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $982,512,371 or 7.6% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $32,892,640 or 0.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.

(j) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(k) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/ performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(l) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,560 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 12/4/09	$ 173,625
(p) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $15,551,578.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,581,000 due 9/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 1,127,902
Banc of America Securities LLC	422,807
Barclays Capital, Inc.	1,030,291
$ 2,581,000
$876,912,000 due 9/01/10 at 0.25%
Banc of America Securities LLC	$ 68,271,436
Bank of America NA	102,475,505
Barclays Capital, Inc.	204,951,010
Goldman, Sachs & Co.	34,158,502
Merrill Lynch Government Securities, Inc.	61,485,303
Mizuho Securities USA, Inc.	273,268,013
Morgan Stanley & Co., Inc.	132,302,231
$ 876,912,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 27,280,334
Fidelity Floating Rate Central Fund	20,956,866
Fidelity Mortgage Backed Securities Central Fund	53,271,481
Total	$ 101,508,681
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 808,744,111	$ -	$ 670,840,313	$ 176,393,059	8.5%
Fidelity Floating Rate Central Fund	578,953,113	20,956,660	250,173,437	392,753,749	14.8%
Fidelity Mortgage Backed Securities Central Fund	1,508,325,013	353,412,622	430,225,830	1,486,994,027	21.2%
Total	$ 2,896,022,237	$ 374,369,282	$ 1,351,239,580	$ 2,056,140,835
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 1,685,115	$ -	$ 1,685,100	$ 15
Utilities	1,320,138	-	1,320,138	-
Corporate Bonds	3,120,582,606	-	3,120,265,958	316,648
U.S. Government and Government Agency Obligations	4,441,146,628	-	4,441,146,628	-
U.S. Government Agency - Mortgage Securities	1,627,350,349	-	1,627,350,349	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 303,926,817	$ -	$ 269,573,321	$ 34,353,496
Collateralized Mortgage Obligations	234,971,636	-	228,820,187	6,151,449
Commercial Mortgage Securities	824,798,436	-	764,576,903	60,221,533
Municipal Securities	28,217,216	-	28,217,216	-
Foreign Government and Government Agency Obligations	219,732,390	-	219,335,364	397,026
Supranational Obligations	1,428,783	-	1,428,783	-
Floating Rate Loans	52,636,532	-	52,636,532	-
Sovereign Loan Participations	1,638,525	-	1,638,525	-
Bank Notes	948,961	-	948,961	-
Fixed-Income Funds	2,056,140,835	2,056,140,835	-	-
Preferred Securities	12,551,517	-	12,551,517	-
Cash Equivalents	879,493,000	-	879,493,000	-
Total Investments in Securities:	$ 13,808,569,484	$ 2,056,140,835	$ 11,650,988,482	$ 101,440,167
Derivative Instruments:
Assets
Swap Agreements	$ 2,787,700	$ -	$ 2,787,700	$ -
Liabilities
Swap Agreements	$ (15,204,475)	$ -	$ (15,166,277)	$ (38,198)
Total Derivative Instruments:	$ (12,416,775)	$ -	$ (12,378,577)	$ (38,198)
Other Financial Instruments:
Forward Commitments	$ (120,538)	$ -	$ (120,538)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 98,697,672
Total Realized Gain (Loss)	7,316,267
Total Unrealized Gain (Loss)	16,728,361
Cost of Purchases	2,703,957
Proceeds of Sales	(27,502,742)
Amortization/Accretion	2,961,937
Transfers in to Level 3	41,855,045
Transfers out of Level 3	(41,320,330)
Ending Balance	$ 101,440,167
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 17,721,726
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (45,410)
Total Unrealized Gain (Loss)	29,732
Transfers in to Level 3	(22,520)
Transfers out of Level 3	-
Ending Balance	$ (38,198)
Realized gain (loss) on Swap Agreements for the period	$ (4,461)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2010	$ 22,071

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (15,204,475)
Interest Rate Risk
Swap Agreements (a)	2,787,700	-
Total Value of Derivatives	$ 2,787,700	$ (15,204,475)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010
Assets
Investment in securities, at value (including repurchase agreements of $879,493,000) - See accompanying schedule: Unaffiliated issuers (cost $11,014,086,229)	$ 11,752,428,649
Fidelity Central Funds (cost $1,905,752,730)	2,056,140,835
Total Investments (cost $12,919,838,959)		$ 13,808,569,484
Commitment to sell securities on a delayed delivery basis	(500,461,116)
Receivable for securities sold on a delayed delivery basis	500,340,578	(120,538)
Cash		2,793,790
Receivable for investments sold Regular delivery		155,744,374
Delayed delivery		14,500,494
Receivable for swap agreements		2,135
Receivable for fund shares sold		63,505,642
Interest receivable		81,510,849
Distributions receivable from Fidelity Central Funds		6,051,590
Unrealized appreciation on swap agreements		2,787,700
Other receivables		36,218
Total assets		14,135,381,738
Liabilities
Payable for investments purchased Regular delivery	$ 40,174,018
Delayed delivery	1,108,911,980
Payable for swap agreements	228,372
Payable for fund shares redeemed	76,477,417
Distributions payable	1,776,602
Unrealized depreciation on swap agreements	15,204,475
Accrued management fee	3,388,756
Distribution and service plan fees payable	272,037
Other affiliated payables	1,555,568
Other payables and accrued expenses	43,936
Total liabilities		1,248,033,161

Net Assets		$ 12,887,348,577
Net Assets consist of:
Paid in capital		$ 12,065,377,451
Undistributed net investment income		75,166,700
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(130,766,682)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		877,571,108
Net Assets		$ 12,887,348,577

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($805,815,725 ÷ 72,902,409 shares)	$ 11.05

Maximum offering price per share (100/96.00 of $11.05)	$ 11.51
Class T: Net Asset Value and redemption price per share ($71,349,060 ÷ 6,461,745 shares)	$ 11.04

Maximum offering price per share (100/96.00 of $11.04)	$ 11.50
Class B: Net Asset Value and offering price per share ($13,016,635 ÷ 1,177,360 shares)A	$ 11.06

Class C: Net Asset Value and offering price per share ($91,438,570 ÷ 8,273,347 shares)A	$ 11.05

Total Bond: Net Asset Value, offering price and redemption price per share ($11,342,384,707 ÷ 1,026,306,725 shares)	$ 11.05

Class F: Net Asset Value, offering price and redemption price per share ($53,956,342 ÷ 4,882,791 shares)	$ 11.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($509,387,538 ÷ 46,148,135 shares)	$ 11.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2010

Investment Income
Dividends		$ 1,447,432
Interest		499,148,426
Income from Fidelity Central Funds		101,508,681
Total income		602,104,539

Expenses
Management fee	$ 39,479,275
Transfer agent fees	13,428,905
Distribution and service plan fees	1,837,844
Fund wide operations fee	4,144,111
Independent trustees' compensation	43,022
Miscellaneous	48,966
Total expenses before reductions	58,982,123
Expense reductions	(25,008)	58,957,115
Net investment income		543,147,424
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	279,900,028
Fidelity Central Funds	48,993,088
Foreign currency transactions	(285)
Swap agreements	80,891,641
Total net realized gain (loss)		409,784,472
Change in net unrealized appreciation (depreciation) on: Investment securities	569,937,448
Assets and liabilities in foreign currencies	2,249
Swap agreements	(63,704,363)
Delayed delivery commitments	1,541,434
Total change in net unrealized appreciation (depreciation)		507,776,768
Net gain (loss)		917,561,240
Net increase (decrease) in net assets resulting from operations		$ 1,460,708,664

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 543,147,424	$ 552,729,690
Net realized gain (loss)	409,784,472	(524,000,402)
Change in net unrealized appreciation (depreciation)	507,776,768	750,351,058
Net increase (decrease) in net assets resulting from operations	1,460,708,664	779,080,346
Distributions to shareholders from net investment income	(513,099,556)	(503,411,775)
Distributions to shareholders from net realized gain	(40,443,047)	(71,517,925)
Total distributions	(553,542,603)	(574,929,700)
Share transactions - net increase (decrease)	9,934,978	684,114,730
Total increase (decrease) in net assets	917,101,039	888,265,376

Net Assets
Beginning of period	11,970,247,538	11,081,982,162
End of period (including undistributed net investment income of $75,166,700 and undistributed net investment income of $60,445,769, respectively)	$ 12,887,348,577	$ 11,970,247,538

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2010	2009	2008	2007	2006 I	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Income from Investment Operations
Net investment income E	.428	.494	.488	.508	.043	.476
Net realized and unrealized gain (loss)	.778	.231	(.189)	(.141)	.105	(.294) H
Total from investment operations	1.206	.725	.299	.367	.148	.182
Distributions from net investment income	(.402)	(.447)	(.474)	(.470)	(.038)	(.432)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.436)	(.515)	(.499)	(.487)	(.038)	(.472)
Net asset value, end of period	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28
Total Return B, C, D	11.97%	7.79%	2.93%	3.57%	1.44%	1.78%
Ratios to Average Net Assets F, J
Expenses before reductions	.82%	.80%	.80%	.77%	.73% A	.79%
Expenses net of fee waivers, if any	.82%	.80%	.80%	.77%	.73% A	.79%
Expenses net of all reductions	.82%	.80%	.80%	.77%	.73% A	.79%
Net investment income	4.00%	5.17%	4.77%	4.93%	4.98% A	4.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 805,816	$ 107,998	$ 80,755	$ 48,076	$ 6,780	$ 4,545
Portfolio turnover rate G	130%	104% L	122%	116% L	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2010	2009	2008	2007	2006 I	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.56
Income from Investment Operations
Net investment income E	.426	.488	.489	.508	.042	.466
Net realized and unrealized gain (loss)	.778	.233	(.191)	(.143)	.105	(.296) H
Total from investment operations	1.204	.721	.298	.365	.147	.170
Distributions from net investment income	(.400)	(.443)	(.473)	(.468)	(.037)	(.420)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.434)	(.511)	(.498)	(.485)	(.037)	(.460)
Net asset value, end of period	$ 11.04	$ 10.27	$ 10.06	$ 10.26	$ 10.38	$ 10.27
Total Return B, C, D	11.97%	7.74%	2.92%	3.55%	1.43%	1.66%
Ratios to Average Net Assets F, J
Expenses before reductions	.82%	.85%	.81%	.78%	.87% A	.91%
Expenses net of fee waivers, if any	.82%	.85%	.81%	.78%	.87% A	.90%
Expenses net of all reductions	.82%	.85%	.80%	.78%	.87% A	.90%
Net investment income	4.01%	5.12%	4.76%	4.92%	4.84% A	4.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,349	$ 48,090	$ 38,574	$ 42,191	$ 6,293	$ 4,583
Portfolio turnover rate G	130%	104% L	122%	116% L	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2010	2009	2008	2007	2006 I	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Income from Investment Operations
Net investment income E	.351	.423	.413	.432	.037	.399
Net realized and unrealized gain (loss)	.787	.233	(.190)	(.145)	.104	(.296) H
Total from investment operations	1.138	.656	.223	.287	.141	.103
Distributions from net investment income	(.324)	(.378)	(.398)	(.390)	(.031)	(.353)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.358)	(.446)	(.423)	(.407)	(.031)	(.393)
Net asset value, end of period	$ 11.06	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28
Total Return B, C, D	11.26%	7.01%	2.17%	2.77%	1.38%	1.01%
Ratios to Average Net Assets F, J
Expenses before reductions	1.53%	1.53%	1.54%	1.53%	1.51% A	1.59%
Expenses net of fee waivers, if any	1.53%	1.53%	1.54%	1.53%	1.51% A	1.55%
Expenses net of all reductions	1.53%	1.53%	1.54%	1.53%	1.51% A	1.55%
Net investment income	3.29%	4.44%	4.03%	4.17%	4.22% A	3.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,017	$ 9,054	$ 9,645	$ 6,054	$ 1,720	$ 1,667
Portfolio turnover rate G	130%	104% L	122%	116% L	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2010	2009	2008	2007	2006 I	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Income from Investment Operations
Net investment income E	.354	.425	.413	.429	.036	.389
Net realized and unrealized gain (loss)	.778	.232	(.189)	(.145)	.105	(.293) H
Total from investment operations	1.132	.657	.224	.284	.141	.096
Distributions from net investment income	(.328)	(.379)	(.399)	(.387)	(.031)	(.346)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.362)	(.447)	(.424)	(.404)	(.031)	(.386)
Net asset value, end of period	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28
Total Return B, C, D	11.20%	7.02%	2.18%	2.75%	1.37%	.94%
Ratios to Average Net Assets F, J
Expenses before reductions	1.50%	1.52%	1.53%	1.55%	1.60% A	1.62%
Expenses net of fee waivers, if any	1.50%	1.52%	1.53%	1.55%	1.60% A	1.62%
Expenses net of all reductions	1.50%	1.52%	1.53%	1.55%	1.60% A	1.62%
Net investment income	3.32%	4.45%	4.03%	4.15%	4.13% A	3.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,439	$ 55,958	$ 28,786	$ 18,890	$ 2,106	$ 1,770
Portfolio turnover rate G	130%	104% L	122%	116% L	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Total Bond

Years ended August 31,	2010	2009	2008	2007	2006 H	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Income from Investment Operations
Net investment income D	.466	.527	.524	.543	.046	.506
Net realized and unrealized gain (loss)	.778	.232	(.189)	(.143)	.105	(.290) G
Total from investment operations	1.244	.759	.335	.400	.151	.216
Distributions from net investment income	(.440)	(.481)	(.510)	(.503)	(.041)	(.466)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.474)	(.549)	(.535)	(.520)	(.041)	(.506)
Net asset value, end of period	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28
Total Return B, C	12.37%	8.17%	3.29%	3.89%	1.46%	2.11%
Ratios to Average Net Assets E, I
Expenses before reductions	.45%	.45%	.45%	.45%	.45% A	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45% A	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45% A	.45%
Net investment income	4.37%	5.52%	5.12%	5.25%	5.26% A	4.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,342,385	$ 10,863,828	$ 9,976,432	$ 6,450,177	$ 2,421,077	$ 2,306,817
Portfolio turnover rate F	130%	104% K	122%	116% K	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 9.89
Income from Investment Operations
Net investment income D	.476	.100
Net realized and unrealized gain (loss)	.788	.359
Total from investment operations	1.264	.459
Distributions from net investment income	(.450)	(.079)
Distributions from net realized gain	(.034)	-
Total distributions	(.484)	(.079)
Net asset value, end of period	$ 11.05	$ 10.27
Total Return B, C	12.59%	4.64%
Ratios to Average Net Assets E, H
Expenses before reductions	.35%	.35% A
Expenses net of fee waivers, if any	.35%	.35% A
Expenses net of all reductions	.35%	.35% A
Net investment income	4.47%	5.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,956	$ 329
Portfolio turnover rate F	130%	104% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2010	2009	2008	2007	2006 H	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.57
Income from Investment Operations
Net investment income D	.458	.518	.516	.527	.045	.493
Net realized and unrealized gain (loss)	.788	.224	(.186)	(.134)	.105	(.294) G
Total from investment operations	1.246	.742	.330	.393	.150	.199
Distributions from net investment income	(.432)	(.474)	(.505)	(.496)	(.040)	(.459)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.466)	(.542)	(.530)	(.513)	(.040)	(.499)
Net asset value, end of period	$ 11.04	$ 10.26	$ 10.06	$ 10.26	$ 10.38	$ 10.27
Total Return B, C	12.41%	7.99%	3.24%	3.83%	1.46%	1.95%
Ratios to Average Net Assets E, I
Expenses before reductions	.52%	.53%	.51%	.50%	.54% A	.56%
Expenses net of fee waivers, if any	.52%	.53%	.51%	.50%	.54% A	.56%
Expenses net of all reductions	.52%	.53%	.51%	.49%	.54% A	.56%
Net investment income	4.30%	5.45%	5.06%	5.21%	5.16% A	4.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 509,388	$ 884,991	$ 947,791	$ 348,636	$ 1,058	$ 933
Portfolio turnover rate F	130%	104% K	122%	116% K	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond, Class F, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Subsequent to period end, all Class F shares were redeemed and the Fund no longer offers Class F shares to investors.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, for the Fund's investments as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 744,249,147
Gross unrealized depreciation	(68,126,956)
Net unrealized appreciation (depreciation)	$ 676,122,191

Tax Cost	$ 13,132,447,293

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 157,504,730

Net unrealized appreciation (depreciation)	$ 664,502,979

The tax character of distributions paid was as follows:

	August 31, 2010	August 31, 2009
Ordinary Income	$ 553,542,603	$ 574,929,700

Annual Report

4. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required

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5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (3,737,085)	$ 4,285,807
Interest Rate Risk
Swap Agreements	84,628,726	(67,990,170)
Totals (a)	$ 80,891,641	$ (63,704,363)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

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Notes to Financial Statements - continued

5. Derivative Instruments - continued

Swap Agreements - continued

Risks of loss may include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement

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5. Derivative Instruments - continued

Credit Default Swaps - continued

amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $16,229,229 representing .13% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities, including the Fixed-Income Central Funds, other than short-term securities and U.S. government securities, aggregated $2,490,412,485 and $3,992,359,170, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR,

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Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 849,181	$ -
Class T	.00%	.25%	137,799	-
Class B	.65%	.25%	94,670	71,003
Class C	.75%	.25%	756,194	193,353
			$ 1,837,844	$ 264,356

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 33,422
Class T	7,769
Class B*	18,755
Class C*	10,604
$ 70,550

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and

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7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 757,037.22
Class T	120,890.22
Class B	29,768.28
Class C	112,400.15
Total Bond	11,262,275.10
Institutional Class	1,146,535.17
	$ 13,428,905

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $48,966 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

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Notes to Financial Statements - continued

9. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $119,277.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $25,008.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2010	2009 A
From net investment income
Class A	$ 12,047,548	$ 3,847,702
Class T	2,077,349	1,872,372
Class B	318,564	334,350
Class C	2,301,111	1,445,182
Total Bond	466,064,893	454,620,480
Class F	3,199,988	2,418
Institutional Class	27,090,103	41,289,271
Total	$ 513,099,556	$ 503,411,775
From net realized gain
Class A	$ 414,764	$ 551,756
Class T	166,992	276,592
Class B	32,729	67,464
Class C	224,151	216,528
Total Bond	37,012,590	64,472,390
Class F	328,077	-
Institutional Class	2,263,744	5,933,195
Total	$ 40,443,047	$ 71,517,925

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2010.

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2010	2009 A	2010	2009 A
Class A
Shares sold	81,938,740	5,984,791	$ 881,456,370	$ 57,444,987
Reinvestment of distributions	1,085,950	406,888	11,735,735	3,861,183
Shares redeemed	(20,631,216)	(3,902,315)	(224,850,719)	(36,894,839)
Net increase (decrease)	62,393,474	2,489,364	$ 668,341,386	$ 24,411,331
Class T
Shares sold	5,482,327	2,362,273	$ 59,090,633	$ 22,525,326
Reinvestment of distributions	193,214	212,303	2,057,888	2,007,899
Shares redeemed	(3,897,766)	(1,724,975)	(41,737,610)	(16,315,286)
Net increase (decrease)	1,777,775	849,601	$ 19,410,911	$ 8,217,939
Class B
Shares sold	634,184	554,201	$ 6,787,446	$ 5,314,152
Reinvestment of distributions	24,969	28,612	266,359	270,597
Shares redeemed	(362,539)	(659,643)	(3,860,818)	(6,193,443)
Net increase (decrease)	296,614	(76,830)	$ 3,192,987	$ (608,694)
Class C
Shares sold	5,045,673	4,153,350	$ 53,748,889	$ 39,736,399
Reinvestment of distributions	208,443	152,104	2,222,830	1,446,118
Shares redeemed	(2,426,055)	(1,718,977)	(25,927,799)	(16,256,813)
Net increase (decrease)	2,828,061	2,586,477	$ 30,043,920	$ 24,925,704
Total Bond
Shares sold	422,908,452	373,151,213	$ 4,503,077,533	$ 3,605,197,725
Reinvestment of distributions	45,440,114	53,605,881	483,982,145	507,857,810
Shares redeemed	(499,273,762)	(360,364,229)	(5,322,918,715)	(3,408,960,293)
Net increase (decrease)	(30,925,196)	66,392,865	$ (335,859,037)	$ 704,095,242
Class F
Shares sold	22,658,279	33,569	$ 240,489,270	$ 332,941
Reinvestment of distributions	330,686	236	3,528,064	2,418
Shares redeemed	(18,138,196)	(1,783)	(194,727,472)	(18,285)
Net increase (decrease)	4,850,769	32,022	$ 49,289,862	$ 317,074

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Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2010	2009 A	2010	2009 A
Institutional Class
Shares sold	7,672,038	13,719,215	$ 81,533,429	$ 128,522,571
Reinvestment of distributions	2,731,098	4,940,454	29,005,332	46,673,580
Shares redeemed	(50,480,446)	(26,671,015)	(535,023,812)	(252,440,017)
Net increase (decrease)	(40,077,310)	(8,011,346)	$ (424,485,051)	$ (77,243,866)

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2010.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 22, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

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Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Total Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	10/18/10	10/15/10	$0.116
Class T	10/18/10	10/15/10	$0.116
Class B	10/18/10	10/15/10	$0.116
Class C	10/18/10	10/15/10	$0.116

A total of 11.50% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $309,587,770 of distributions paid during the period January 1, 2010 to August 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ATB-UANN-1010
1.804574.106

(Fidelity Investment logo)(registered trademark)
Fidelity AdvisorSM
Total Bond
Fund - Institutional Class

Annual Report

August 31, 2010

Institutional Class is a class of Fidelity® Total Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2010	Past 1 year	Past 5 years	Life of fundA
Institutional Class B	12.41%	5.91%	5.97%

A From October 15, 2002.

B The initial offering of Institutional Class shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity® Total Bond Fund, the original retail class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity AdvisorSM Total Bond Fund - Institutional Class on October 15, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index Index performed over the same period. The initial offering of Institutional Class took place on June 16, 2004. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable bonds generated strong results during the 12-month period ending August 31, 2010, as evidenced by the 9.18% advance of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. Riskier segments of the market fared best overall, led by corporate bonds and asset-backed securities (ABS). These sectors were big beneficiaries of robust demand from investors seeking attractively priced, higher-yielding investments amid signs of economic stabilization during much of the period. The Barclays Capital U.S. Credit Bond Index rose 12.87% and the Barclays Capital U.S. Fixed-Rate ABS Index returned 10.53%. The Barclays Capital U.S. Treasury Bond Index advanced 8.13%, with most of the gain coming in the second half of the period. That's when investors began to return to the relative safety of U.S. government bonds, as the economic outlook became less certain and worries about inflation receded. Elsewhere, mortgage-backed securities (MBS), bolstered largely by government purchase programs, increased 6.97%, as measured by the Barclays Capital U.S. MBS Index. Government-backed agency securities lagged the broader MBS market, with the Barclays Capital U.S. Agency Bond Index gaining 5.82%. Agency securities initially were constrained by investors' diminished appetite for bonds with lower perceived credit risk, but later were helped by the Federal Reserve's purchases of agency debt.

Comments from Ford O'Neil, Lead Portfolio Manager of Fidelity AdvisorSM Total Bond Fund: For the year, the fund's Institutional Class shares gained 12.41%, easily outpacing the Barclays Capital U.S. Aggregate Bond Index and the 10.04% advance of the Barclays Capital U.S. Universal Bond Index. Versus the Aggregate Bond index, sector and security selection within the investment-grade portion of the portfolio provided the biggest boost, particularly in the first half of the period. Specifically, overweighting riskier bond classes, such as corporate bonds, commercial mortgage-backed securities, ABS and collateralized mortgage obligations, paid off. These sectors were driven by strong demand from investors seeking higher yields amid signs the economy and credit markets were stabilizing. Our positioning within corporates was especially beneficial. Timely moves in the Treasury sector worked to our advantage, as did out-of-index holdings in TIPS (Treasury Inflation-Protected Securities). I significantly reduced the fund's weighting in corporate bonds during the period, based on valuations, and redeployed most of the proceeds into Treasuries. Out-of-index allocations to high-yield, floating-rate and emerging-markets debt also bolstered performance. In another change to our sector allocation, we significantly reduced our position in interest rate swaps. These instruments, which were used in part to manage the fund's yield-curve positioning, performed well and, as a result, no longer traded at compelling valuations, in our view.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Class A	.83%
Actual		$ 1,000.00	$ 1,059.20	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Class T	.80%
Actual		$ 1,000.00	$ 1,059.30	$ 4.15
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Class B	1.52%
Actual		$ 1,000.00	$ 1,055.40	$ 7.87
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Class C	1.49%
Actual		$ 1,000.00	$ 1,055.60	$ 7.72
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Total Bond	.45%
Actual		$ 1,000.00	$ 1,061.10	$ 2.34
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Class F	.35%
Actual		$ 1,000.00	$ 1,061.70	$ 1.82
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,060.80	$ 2.70
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
U.S. Government and U.S. Government Agency Obligations †† 63.5%	U.S. Government and U.S. Government Agency Obligations †† 51.9%
AAA 7.5%	AAA 7.9%
AA 3.0%	AA 3.9%
A 7.6%	A 8.5%
BBB 10.1%	BBB 12.4%
BB and Below 11.6%	BB and Below 13.9%
Not Rated 1.5%	Not Rated 0.9%
Equities 0.0%	Equities 0.0%
Short-Term Investments and Net Other Assets† (4.8)%	Short-Term Investments and Net Other Assets 0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2010
6 months ago
Years	6.2	6.0

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of August 31, 2010
6 months ago
Years	4.1	3.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2010*		As of February 28, 2010**
	Corporate Bonds 25.6%		Corporate Bonds 30.1%
	U.S. Government and U.S. Government Agency Obligations †† 63.5%		U.S. Government and U.S. Government Agency Obligations †† 51.9%
	Asset-Backed Securities 2.4%		Asset-Backed Securities 2.6%
	CMOs and Other Mortgage Related Securities 8.2%		CMOs and Other Mortgage Related Securities 8.4%
	Municipal Bonds 0.2%		Municipal Bonds 0.2%
	Other Investments 4.9%		Other Investments 6.2%
	Short-Term Investments and Net Other Assets† (4.8)%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	6.7%	** Foreign investments	8.4%
* Futures and Swaps	1.4%	** Futures and Swaps	8.2%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

†† Includes FDIC Guaranteed Corporate Securities.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com as applicable.

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

Corporate Bonds - 24.2%
		Principal Amount (c)	Value
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Massey Energy Co. 3.25% 8/1/15		$ 1,970,000	$ 1,699,716
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Developers Diversified Realty Corp. 3% 3/15/12		270,000	261,900
Inland Real Estate Corp. 4.625% 11/15/26		233,000	229,505
			491,405
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Lucent Technologies, Inc. 2.875% 6/15/25		2,841,800	2,502,560
Semiconductors & Semiconductor Equipment - 0.0%
Energy Conversion Devices, Inc. 3% 6/15/13		1,010,000	646,400
TOTAL INFORMATION TECHNOLOGY			3,148,960
TOTAL CONVERTIBLE BONDS			5,340,081
Nonconvertible Bonds - 24.2%
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11		5,595,000	5,855,397
5.875% 3/15/11		2,077,000	2,132,956
Lear Corp. 7.875% 3/15/18		2,565,000	2,648,363
Tenneco, Inc. 7.75% 8/15/18 (f)		1,400,000	1,410,500
The Goodyear Tire & Rubber Co. 8.25% 8/15/20		3,910,000	3,978,425
			16,025,641
Automobiles - 0.0%
Ford Motor Co. 7.45% 7/16/31		1,945,000	1,896,375
Diversified Consumer Services - 0.0%
Affinion Group, Inc. 11.5% 10/15/15		1,990,000	2,094,475
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (f)(l)		2,935,000	3,052,400
			5,146,875
Hotels, Restaurants & Leisure - 0.3%
Chukchansi Economic Development Authority 8% 11/15/13 (f)		765,000	443,700
GWR Operating Partnership LLP 10.875% 4/1/17 (f)		1,635,000	1,647,263
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Host Marriott LP 6.375% 3/15/15		$ 250,000	$ 250,000
ITT Corp. 7.375% 11/15/15		250,000	271,250
Las Vegas Sands Corp. 6.375% 2/15/15		1,170,000	1,164,150
MCE Finance Ltd. 10.25% 5/15/18 (f)		3,040,000	3,260,400
MGM Mirage, Inc.:
6.625% 7/15/15		1,870,000	1,477,300
7.5% 6/1/16		1,160,000	913,500
NCL Corp. Ltd. 11.75% 11/15/16		1,375,000	1,526,250
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	454,538
11.875% 7/15/15		1,450,000	1,703,750
yankee:
7% 6/15/13		3,000,000	3,063,750
7.25% 6/15/16		5,365,000	5,351,588
7.5% 10/15/27		3,070,000	2,743,659
Scientific Games Corp.:
7.875% 6/15/16 (f)		2,145,000	2,166,450
9.25% 6/15/19		3,645,000	3,863,700
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		2,250,000	2,188,125
7.25% 5/1/12		2,340,000	2,275,650
Snoqualmie Entertainment Authority:
4.4277% 2/1/14 (f)(l)		115,000	94,875
9.125% 2/1/15 (f)		785,000	690,800
Times Square Hotel Trust 8.528% 8/1/26 (f)		350,732	357,309
Town Sports International Holdings, Inc. 11% 2/1/14		2,270,000	2,105,425
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15 (f)		1,210,000	1,228,150
10.875% 11/15/16 (f)		1,045,000	1,110,313
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20 (f)		2,300,000	2,317,250
			42,669,145
Household Durables - 0.3%
Controladora Mabe SA CV 7.875% 10/28/19 (f)		775,000	840,875
Fortune Brands, Inc.:
5.875% 1/15/36		13,297,000	13,480,725
6.375% 6/15/14		9,424,000	10,668,731
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lennar Corp. 12.25% 6/1/17		$ 1,610,000	$ 1,835,400
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		3,055,000	3,177,200
Standard Pacific Corp.:
7% 8/15/15		1,050,000	981,750
8.375% 5/15/18		850,000	816,000
10.75% 9/15/16		2,370,000	2,509,238
			34,309,919
Internet & Catalog Retail - 0.0%
Netflix, Inc. 8.5% 11/15/17		1,355,000	1,465,026
Media - 1.9%
Allbritton Communications Co. 8% 5/15/18		2,630,000	2,597,125
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	623,922
Belo Corp. 8% 11/15/16		1,665,000	1,756,575
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		1,320,000	1,395,900
Cablevision Systems Corp.:
7.75% 4/15/18		1,440,000	1,519,200
8% 4/15/20		1,440,000	1,530,000
8.625% 9/15/17 (f)		2,915,000	3,148,200
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (f)(l)		2,835,000	3,033,450
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		7,580,000	7,731,600
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		1,694,103	2,003,277
Clear Channel Communications, Inc.:
5.5% 9/15/14		3,295,000	2,034,663
11% 8/1/16 pay-in-kind (l)		2,106,912	1,559,115
Clear Channel Worldwide Holdings, Inc.:
9.25% 12/15/17		555,000	575,813
9.25% 12/15/17		2,580,000	2,705,775
Comcast Cable Communications, Inc. 6.75% 1/30/11		511,000	523,405
Comcast Corp.:
4.95% 6/15/16		1,879,000	2,076,755
5.5% 3/15/11		382,000	391,574
5.7% 5/15/18		14,168,000	16,138,216
6.4% 3/1/40		4,490,000	5,130,516
6.45% 3/15/37		2,196,000	2,503,820
6.55% 7/1/39		9,000,000	10,437,381
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
COX Communications, Inc. 4.625% 6/1/13		$ 4,467,000	$ 4,802,641
CSC Holdings LLC:
8.5% 4/15/14		2,105,000	2,304,975
8.5% 6/15/15		2,340,000	2,538,900
8.625% 2/15/19		860,000	961,050
Discovery Communications LLC:
3.7% 6/1/15		6,861,000	7,217,573
6.35% 6/1/40		6,392,000	7,243,958
EchoStar Communications Corp.:
7.125% 2/1/16		2,525,000	2,581,813
7.75% 5/31/15		1,760,000	1,834,800
Entravision Communication Corp. 8.75% 8/1/17 (f)		1,020,000	1,020,000
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)		2,560,000	2,598,400
Insight Communications, Inc. 9.375% 7/15/18 (f)		3,750,000	3,956,250
Interpublic Group of Companies, Inc. 6.25% 11/15/14		1,310,000	1,355,850
Kabel Deutschland GmbH 10.625% 7/1/14		4,825,000	5,011,969
Liberty Media Corp. 8.25% 2/1/30		245,000	232,750
NBC Universal, Inc.:
3.65% 4/30/15 (f)		2,800,000	2,936,920
5.15% 4/30/20 (f)		11,614,000	12,510,624
6.4% 4/30/40 (f)		8,278,000	9,295,027
Net Servicos de Comunicacao SA 7.5% 1/27/20 (f)		1,500,000	1,695,000
News America Holdings, Inc. 7.75% 12/1/45		170,000	221,637
News America, Inc.:
5.3% 12/15/14		876,000	988,358
6.15% 3/1/37		2,970,000	3,264,110
6.2% 12/15/34		5,330,000	5,848,929
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (f)		2,140,000	2,161,400
Nielsen Finance LLC/Nielsen Finance Co.:
10% 8/1/14		3,975,000	4,143,938
11.5% 5/1/16		2,225,000	2,503,125
11.625% 2/1/14		2,325,000	2,615,625
12.5% 8/1/16 (d)		7,805,000	7,668,413
Quebecor Media, Inc.:
7.75% 3/15/16		4,032,000	4,127,760
7.75% 3/15/16		2,485,000	2,544,019
QVC, Inc. 7.125% 4/15/17 (f)		1,330,000	1,346,625
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.:
5.4% 7/2/12		$ 2,444,000	$ 2,622,282
5.85% 5/1/17		2,607,000	2,974,050
6.2% 7/1/13		2,324,000	2,617,867
6.75% 7/1/18		13,473,000	16,087,058
Time Warner, Inc.:
3.15% 7/15/15		2,850,000	2,929,586
6.2% 3/15/40		10,492,000	11,566,318
6.5% 11/15/36		9,243,000	10,454,101
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (f)(l)		6,804,412	5,786,585
Univision Communications, Inc. 12% 7/1/14 (f)		1,955,000	2,106,513
Viacom, Inc.:
6.125% 10/5/17		2,051,000	2,405,444
6.25% 4/30/16		5,600,000	6,529,001
6.75% 10/5/37		1,460,000	1,735,192
Videotron Ltd. 9.125% 4/15/18		1,965,000	2,166,413
Visant Holding Corp. 8.75% 12/1/13		450,000	459,000
			247,388,131
Multiline Retail - 0.1%
Target Corp. 3.875% 7/15/20		7,556,000	7,925,632
Specialty Retail - 0.1%
AutoNation, Inc. 6.75% 4/15/18		2,040,000	2,034,900
Toys 'R' US Property Co. I LLC 10.75% 7/15/17		5,060,000	5,679,850
Toys 'R' US, Inc. 7.375% 9/1/16 (f)		1,200,000	1,206,000
			8,920,750
TOTAL CONSUMER DISCRETIONARY			365,747,494
CONSUMER STAPLES - 1.2%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 7.75% 1/15/19 (f)		4,750,000	6,087,581
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		100,000	105,000
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,131,791
FBG Finance Ltd. 5.125% 6/15/15 (f)		2,936,000	3,241,426
			10,565,798
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.2%
Albertsons, Inc.:
7.45% 8/1/29		$ 250,000	$ 202,500
7.75% 6/15/26		600,000	510,750
8% 5/1/31		2,385,000	2,003,400
C&S Group Enterprises LLC 8.375% 5/1/17 (f)		1,930,000	1,838,325
CVS Caremark Corp.:
6.036% 12/10/28		6,966,843	7,347,929
6.302% 6/1/37 (l)		9,771,000	8,964,893
Rite Aid Corp. 8% 8/15/20 (f)		3,450,000	3,432,750
SUPERVALU, Inc. 8% 5/1/16		2,260,000	2,265,650
The Great Atlantic & Pacific Tea Co. 11.375% 8/1/15 (f)		2,330,000	1,683,425
Tops Markets LLC 10.125% 10/15/15 (f)		1,825,000	1,879,750
			30,129,372
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (f)		9,457,000	11,188,823
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	11,823,245
5.625% 11/1/11		3,660,000	3,855,989
6.125% 2/1/18		10,623,000	12,431,438
6.5% 8/11/17		8,720,000	10,411,593
6.75% 2/19/14		540,000	626,540
			50,337,628
Tobacco - 0.5%
Altria Group, Inc. 9.7% 11/10/18		22,622,000	29,941,506
Philip Morris International, Inc.:
4.875% 5/16/13		9,347,000	10,220,197
5.65% 5/16/18		7,161,000	8,341,240
Reynolds American, Inc.:
6.75% 6/15/17		2,994,000	3,358,337
7.25% 6/15/37		4,941,000	5,263,608
			57,124,888
TOTAL CONSUMER STAPLES			148,157,686
ENERGY - 3.1%
Energy Equipment & Services - 0.2%
DCP Midstream LLC 5.35% 3/15/20 (f)		8,730,000	9,423,590
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Hercules Offshore, Inc. 10.5% 10/15/17 (f)		$ 1,860,000	$ 1,692,600
Parker Drilling Co. 9.125% 4/1/18 (f)		880,000	878,944
Weatherford International Ltd.:
4.95% 10/15/13		1,742,000	1,884,698
5.15% 3/15/13		2,277,000	2,438,039
7% 3/15/38		5,880,000	6,556,035
9.625% 3/1/19		1,500,000	1,969,280
			24,843,186
Oil, Gas & Consumable Fuels - 2.9%
Adaro Indonesia PT 7.625% 10/22/19 (f)		1,065,000	1,136,888
Anadarko Petroleum Corp.:
5.95% 9/15/16		895,000	886,830
6.375% 9/15/17		10,275,000	10,167,339
6.95% 6/15/19		895,000	902,466
Antero Resources Finance Corp. 9.375% 12/1/17		3,190,000	3,285,700
Apache Corp. 5.1% 9/1/40		8,822,000	9,125,706
Arch Coal, Inc.:
7.25% 10/1/20		450,000	453,375
8.75% 8/1/16		1,030,000	1,109,825
BW Group Ltd. 6.625% 6/28/17 (f)		2,957,000	2,909,040
Canadian Natural Resources Ltd.:
5.15% 2/1/13		4,498,000	4,867,785
5.7% 5/15/17		16,009,000	18,483,831
Cenovus Energy, Inc. 6.75% 11/15/39		3,322,000	4,081,994
Chesapeake Energy Corp.:
6.625% 8/15/20		1,630,000	1,634,075
6.875% 8/15/18		1,630,000	1,662,600
7.625% 7/15/13		895,000	966,600
ConocoPhillips:
4.6% 1/15/15		10,000,000	11,219,800
5.75% 2/1/19		2,930,000	3,500,922
CONSOL Energy, Inc.:
8% 4/1/17 (f)		2,320,000	2,436,000
8.25% 4/1/20 (f)		1,545,000	1,641,563
Continental Resources, Inc. 7.375% 10/1/20 (f)		1,055,000	1,070,825
Denbury Resources, Inc. 9.75% 3/1/16		1,060,000	1,171,300
Drummond Co., Inc.:
7.375% 2/15/16		5,485,000	5,539,850
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Drummond Co., Inc.: - continued
9% 10/15/14 (f)		$ 2,455,000	$ 2,571,613
DTEK Finance BV 9.5% 4/28/15 (f)		850,000	857,395
Duke Capital LLC 6.25% 2/15/13		1,000,000	1,089,851
Duke Energy Field Services:
5.375% 10/15/15 (f)		1,222,000	1,356,469
6.45% 11/3/36 (f)		1,801,000	2,003,103
6.875% 2/1/11		2,313,000	2,367,672
El Paso Natural Gas Co. 5.95% 4/15/17		935,000	1,032,938
EnCana Holdings Finance Corp. 5.8% 5/1/14		2,888,000	3,275,012
Enterprise Products Operating LP:
5.6% 10/15/14		1,955,000	2,184,128
5.65% 4/1/13		697,000	759,395
Forest Oil Corp. 8.5% 2/15/14		4,070,000	4,324,375
Frontier Oil Corp. 8.5% 9/15/16		1,950,000	1,998,750
Gulf South Pipeline Co. LP 5.75% 8/15/12 (f)		3,863,000	4,125,487
KazMunaiGaz Finance Sub BV:
7% 5/5/20 (f)		980,000	1,063,300
8.375% 7/2/13 (f)		1,420,000	1,547,800
9.125% 7/2/18 (f)		1,340,000	1,614,700
11.75% 1/23/15 (f)		1,860,000	2,329,650
Kinder Morgan Energy Partners LP 6.55% 9/15/40		3,179,000	3,555,473
LINN Energy LLC 8.625% 4/15/20 (f)		2,685,000	2,832,675
Lukoil International Finance BV 6.656% 6/7/22 (f)		1,222,000	1,237,275
Massey Energy Co. 6.875% 12/15/13		1,515,000	1,533,938
Midcontinent Express Pipel LLC 5.45% 9/15/14 (f)		10,000,000	10,653,830
Motiva Enterprises LLC:
5.75% 1/15/20 (f)		3,578,000	4,116,915
6.85% 1/15/40 (f)		13,582,000	16,888,117
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,550,000	1,697,250
Nakilat, Inc.:
6.067% 12/31/33 (f)		4,384,000	4,822,663
6.267% 12/31/33 (Reg. S)		835,000	910,150
Nexen, Inc.:
5.05% 11/20/13		3,845,000	4,169,764
5.2% 3/10/15		909,000	997,522
5.875% 3/10/35		240,000	250,544
6.4% 5/15/37		3,645,000	4,005,753
NGPL PipeCo LLC 6.514% 12/15/12 (f)		8,163,000	8,574,799
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
OPTI Canada, Inc.:
8.25% 12/15/14		$ 2,980,000	$ 2,294,600
9% 12/15/12 (f)		1,680,000	1,688,400
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	430,625
8.125% 3/30/18		2,530,000	2,593,250
Pan American Energy LLC 7.875% 5/7/21 (f)		4,020,000	4,140,600
Pemex Project Funding Master Trust 6.625% 6/15/35		625,000	673,438
Petro-Canada:
6.05% 5/15/18		3,850,000	4,489,316
6.8% 5/15/38		8,950,000	10,775,827
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		12,170,000	13,044,743
6.875% 1/20/40		17,027,000	18,687,133
7.875% 3/15/19		10,219,000	12,492,728
8.375% 12/10/18		160,000	197,954
Petrohawk Energy Corp.:
7.25% 8/15/18 (f)		2,020,000	2,014,950
7.875% 6/1/15		1,485,000	1,540,688
10.5% 8/1/14		3,025,000	3,380,438
Petroleos de Venezuela SA:
5.25% 4/12/17		2,040,000	1,173,000
5.375% 4/12/27		8,535,000	3,840,750
5.5% 4/12/37		1,120,000	487,200
Petroleos Mexicanos:
5.5% 1/21/21 (f)		500,000	520,000
6% 3/5/20 (f)		465,000	506,850
6.625% 6/15/35 (f)		320,000	344,800
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		1,045,000	1,052,838
Pioneer Natural Resources Co.:
6.65% 3/15/17		4,605,000	4,754,663
7.5% 1/15/20		1,245,000	1,332,150
Plains All American Pipeline LP 7.75% 10/15/12		2,358,000	2,631,420
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15		5,769,000	6,014,604
6.125% 1/15/17		6,185,000	6,897,481
Plains Exploration & Production Co.:
7% 3/15/17		3,165,000	3,117,525
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains Exploration & Production Co.: - continued
10% 3/1/16		$ 2,415,000	$ 2,644,425
Quicksilver Resources, Inc.:
7.125% 4/1/16		2,960,000	2,834,200
9.125% 8/15/19		2,040,000	2,198,100
11.75% 1/1/16		2,255,000	2,587,613
Range Resources Corp. 6.75% 8/1/20		2,455,000	2,485,688
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (f)		2,389,600	2,664,404
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)		4,773,000	5,025,559
5.5% 9/30/14 (f)		6,670,000	7,370,757
5.832% 9/30/16 (f)		1,343,000	1,482,981
6.332% 9/30/27 (f)		1,840,000	2,142,422
6.75% 9/30/19 (f)		4,366,000	5,208,201
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)		2,720,000	2,962,629
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	2,065,000
Suncor Energy, Inc. 6.1% 6/1/18		10,851,000	12,674,326
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 7.875% 10/15/18 (f)		2,205,000	2,260,125
Teekay Corp. 8.5% 1/15/20		1,350,000	1,447,875
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		780,000	838,500
TransCanada PipeLines Ltd.:
3.4% 6/1/15		2,664,000	2,815,105
6.35% 5/15/67 (l)		2,371,000	2,164,327
XTO Energy, Inc.:
5% 1/31/15		1,749,000	1,996,309
5.65% 4/1/16		1,200,000	1,426,597
YPF SA 10% 11/2/28		1,630,000	1,752,250
			369,167,984
TOTAL ENERGY			394,011,170
FINANCIALS - 9.5%
Capital Markets - 1.6%
Bear Stearns Companies, Inc.:
4.5% 10/28/10		1,833,000	1,844,746
5.3% 10/30/15		1,170,000	1,289,875
BlackRock, Inc. 6.25% 9/15/17		8,408,000	9,892,332
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		$ 970,000	$ 970,000
Goldman Sachs Group, Inc.:
3.7% 8/1/15		8,571,000	8,676,792
5.625% 1/15/17		3,200,000	3,354,909
5.95% 1/18/18		3,989,000	4,319,624
6.15% 4/1/18		4,275,000	4,670,609
6.75% 10/1/37		9,643,000	9,872,957
7.5% 2/15/19		1,757,000	2,050,271
Janus Capital Group, Inc.:
6.125% 9/15/11 (e)		2,473,000	2,501,964
6.5% 6/15/12		4,266,000	4,480,392
JPMorgan Chase Capital XX 6.55% 9/29/36		17,904,000	17,848,068
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	7,566,570
Lazard Group LLC:
6.85% 6/15/17		3,867,000	4,116,766
7.125% 5/15/15		1,377,000	1,483,927
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		12,383,000	13,217,664
6.4% 8/28/17		7,407,000	7,986,946
6.875% 4/25/18		6,836,000	7,526,019
Morgan Stanley:
4% 7/24/15		15,887,000	15,960,684
4.75% 4/1/14		2,429,000	2,502,144
5.45% 1/9/17		2,238,000	2,350,632
5.625% 9/23/19		11,500,000	11,711,336
5.95% 12/28/17		5,050,000	5,370,887
6% 5/13/14		17,110,000	18,650,294
6.625% 4/1/18		15,268,000	16,784,143
7.3% 5/13/19		8,304,000	9,444,529
Nuveen Investments, Inc.:
5.5% 9/15/15		900,000	684,000
10.5% 11/15/15		900,000	846,000
The Bank of New York, Inc. 4.95% 11/1/12		3,864,000	4,183,020
UBS AG Stamford Branch 5.75% 4/25/18		4,505,000	5,061,165
			207,219,265
Commercial Banks - 1.8%
African Export-Import Bank 8.75% 11/13/14		1,040,000	1,159,600
Akbank T. A. S. 5.125% 7/22/15 (f)		855,000	844,313
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Ally Financial, Inc. 7.5% 9/15/20 (f)		$ 2,645,000	$ 2,618,550
Banco Bradesco SA 5.9% 1/16/21 (f)		520,000	527,800
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (f)		425,000	456,875
6.5% 6/10/19 (f)		165,000	189,750
BanColombia SA 6.125% 7/26/20		515,000	526,588
Bank of America NA:
5.3% 3/15/17		3,315,000	3,396,493
6% 10/15/36		690,000	702,784
Barclays Bank PLC 5% 9/22/16		8,175,000	8,875,213
BB&T Capital Trust IV 6.82% 6/12/77 (l)		2,330,000	2,260,100
BB&T Corp. 6.5% 8/1/11		1,243,000	1,304,832
CIT Group, Inc.:
7% 5/1/13		362,745	359,118
7% 5/1/14		2,039,117	1,983,041
7% 5/1/15		1,754,117	1,688,338
7% 5/1/16		2,651,861	2,529,212
7% 5/1/17		3,909,604	3,679,915
Credit Suisse New York Branch:
5% 5/15/13		9,569,000	10,353,706
6% 2/15/18		16,107,000	17,566,310
DBS Bank Ltd. (Singapore) 0.5963% 5/16/17 (f)(l)		3,914,986	3,787,749
Development Bank of Philippines 8.375% (l)		1,355,000	1,504,050
Discover Bank 8.7% 11/18/19		12,480,000	14,747,429
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		5,750,000	5,785,938
Export-Import Bank of Korea:
5.125% 2/14/11		2,920,000	2,965,240
5.25% 2/10/14 (f)		565,000	614,562
5.5% 10/17/12		2,256,000	2,404,097
Fifth Third Bancorp:
4.5% 6/1/18		145,000	143,367
8.25% 3/1/38		3,929,000	4,683,812
Fifth Third Capital Trust IV 6.5% 4/15/67 (l)		3,725,000	3,212,813
HBOS PLC 6.75% 5/21/18 (f)		6,067,000	5,933,162
HSBC Holdings PLC:
0.7336% 10/6/16 (l)		1,143,000	1,092,989
6.5% 9/15/37		8,400,000	9,705,654
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
HSBK (Europe) B.V. 9.25% 10/16/13 (f)		$ 2,345,000	$ 2,558,981
JPMorgan Chase Bank 6% 10/1/17		10,795,000	12,178,293
Kazkommerts International BV 8.5% 4/16/13 (f)		1,245,000	1,220,100
KeyBank NA:
5.8% 7/1/14		8,672,000	9,468,107
6.95% 2/1/28		1,977,000	2,119,680
7% 2/1/11		1,124,000	1,149,478
KeyBank NA, Cleveland 5.45% 3/3/16		3,939,000	4,207,919
Korea Development Bank 4.625% 9/16/10		1,833,000	1,835,526
Manufacturers & Traders Trust Co. 2.033% 4/1/13 (f)(l)		720,797	708,619
Marshall & Ilsley Bank:
4.85% 6/16/15		4,206,000	3,994,956
5% 1/17/17		5,275,000	5,003,374
5.25% 9/4/12		3,100,000	3,146,562
PNC Funding Corp.:
0.615% 1/31/12 (l)		3,707,000	3,695,616
3.625% 2/8/15		2,779,000	2,920,715
Regions Bank 6.45% 6/26/37		7,653,000	6,762,635
Regions Financial Corp.:
5.75% 6/15/15		1,964,000	1,994,911
7.75% 11/10/14		6,185,000	6,670,615
RSHB Capital SA 9% 6/11/14 (f)		405,000	460,688
Standard Chartered Bank 6.4% 9/26/17 (f)		3,365,000	3,768,834
The State Export-Import Bank of Ukraine JSC 8.4% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		485,000	463,175
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (f)(l)		1,437,000	1,385,012
UnionBanCal Corp. 5.25% 12/16/13		662,000	716,818
Wachovia Bank NA:
4.875% 2/1/15		1,408,000	1,514,335
6.6% 1/15/38		9,000,000	10,227,663
Wachovia Corp.:
0.6363% 4/23/12 (l)		543,000	539,622
5.625% 10/15/16		3,399,000	3,750,450
5.75% 6/15/17		2,933,000	3,292,844
Wells Fargo & Co.:
3.625% 4/15/15		10,194,000	10,668,072
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.: - continued
3.75% 10/1/14		$ 4,016,000	$ 4,232,615
Zions Bancorp. 7.75% 9/23/14		3,590,000	3,771,467
			232,031,082
Consumer Finance - 1.1%
Capital One Bank USA NA 8.8% 7/15/19		2,359,000	2,989,801
Capital One Financial Corp. 5.7% 9/15/11		5,251,000	5,466,758
Discover Financial Services:
6.45% 6/12/17		9,775,000	10,433,473
10.25% 7/15/19		11,089,000	13,964,965
Ford Motor Credit Co. LLC:
6.625% 8/15/17		2,655,000	2,694,825
7% 4/15/15		2,970,000	3,051,675
8% 6/1/14		1,065,000	1,126,238
8% 12/15/16		2,135,000	2,319,285
8.125% 1/15/20		1,780,000	1,948,173
12% 5/15/15		3,440,000	4,059,200
General Electric Capital Corp.:
5.625% 9/15/17		5,858,000	6,470,782
5.625% 5/1/18		25,000,000	27,576,100
5.875% 1/14/38		14,000,000	14,435,022
6.375% 11/15/67 (l)		9,000,000	8,640,000
GMAC LLC:
6.75% 12/1/14		4,595,000	4,549,050
8% 12/31/18		975,000	938,438
8% 11/1/31		2,190,000	2,146,200
Household Finance Corp. 6.375% 10/15/11		1,860,000	1,964,744
HSBC Finance Corp.:
5.25% 1/14/11		1,308,000	1,328,279
5.25% 1/15/14		1,054,000	1,128,579
National Money Mart Co. 10.375% 12/15/16		2,975,000	3,101,438
ORIX Corp. 5.48% 11/22/11		385,000	401,187
SLM Corp.:
0.7278% 10/25/11 (l)		12,343,000	11,739,205
0.7371% 3/15/11 (l)		112,000	110,905
8% 3/25/20		5,103,000	4,465,227
			137,049,549
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 1.7%
Azovstal Capital BV 9.125% 2/28/11		$ 375,000	$ 375,938
Bank of America Corp.:
5.75% 12/1/17		4,590,000	4,859,249
8% (l)		970,000	979,700
8.125% (l)		1,290,000	1,309,350
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		540,000	534,600
Calpine Construction Finance Co. LP 8% 6/1/16 (f)		2,835,000	2,962,575
CCO Holdings LLC/CCO Holdings Capital Corp. 7.875% 4/30/18 (f)		865,000	890,950
Citigroup, Inc.:
4.75% 5/19/15		30,435,000	31,353,620
5.375% 8/9/20		10,933,000	11,042,264
5.5% 4/11/13		13,549,000	14,385,434
6.125% 5/15/18		15,634,000	16,878,920
6.5% 1/18/11		1,307,000	1,334,430
6.5% 8/19/13		10,774,000	11,783,222
City of Buenos Aires 12.5% 4/6/15 (f)		2,335,000	2,440,075
GMAC, Inc. 8% 3/15/20 (f)		4,700,000	4,805,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		2,605,000	2,591,975
8% 1/15/18		4,655,000	4,631,725
ILFC E-Capital Trust II 6.25% 12/21/65 (f)(l)		1,250,000	793,750
Ineos Finance PLC 9% 5/15/15 (f)		1,715,000	1,766,450
International Lease Finance Corp.:
5.4% 2/15/12		2,864,000	2,803,140
5.625% 9/20/13		380,000	356,725
5.65% 6/1/14		11,820,000	10,963,050
6.375% 3/25/13		1,858,000	1,795,293
6.625% 11/15/13		4,281,000	4,120,463
JPMorgan Chase & Co.:
4.891% 9/1/15 (l)		2,729,000	2,714,083
4.95% 3/25/20		17,148,000	18,130,049
LBI Escrow Corp. 8% 11/1/17 (f)		3,820,000	4,106,500
Myriad International Holding BV 6.375% 7/28/17 (f)		855,000	871,031
NSG Holdings II, LLC 7.75% 12/15/25 (f)		9,115,000	8,066,775
Offshore Group Investment Ltd. 11.5% 8/1/15 (f)		1,985,000	1,980,038
PHH Corp. 9.25% 3/1/16 (f)		1,610,000	1,618,050
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)		$ 1,090,000	$ 1,064,073
5.5% 1/15/14 (f)		695,000	702,683
5.7% 4/15/17 (f)		1,696,000	1,557,593
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		460,000	483,000
Sunwest Management, Inc. 7.9726% 2/10/15		364,436	278,648
Teachers Insurance & Annuity Association of America 6.85% 12/16/39 (f)		6,200,000	7,784,298
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,680,254
5.15% 3/15/20		3,681,000	4,021,680
TMK Capital SA 10% 7/29/11		1,700,000	1,763,750
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (f)		1,235,000	1,343,063
TransCapitalInvest Ltd. 5.67% 3/5/14 (f)		3,238,000	3,427,786
UPC Germany GmbH 8.125% 12/1/17 (f)		1,950,000	2,006,160
Volkswagen International Finance NV 4% 8/12/20 (f)		5,602,000	5,800,109
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(l)		5,121,570	5,293,996
ZFS Finance USA Trust II 6.45% 12/15/65 (f)(l)		5,755,000	5,294,600
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(l)		1,673,000	1,497,921
ZFS Finance USA Trust V 6.5% 5/9/67 (f)(l)		3,125,000	2,828,125
			221,072,913
Insurance - 1.2%
Allstate Corp.:
5.55% 5/9/35		7,505,000	7,927,922
6.2% 5/16/14		6,893,000	8,010,335
American International Group, Inc. 8.175% 5/15/68 (l)		7,875,000	6,752,813
Assurant, Inc. 5.625% 2/15/14		1,912,000	2,040,376
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	598,978
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(l)		1,491,000	1,408,995
Jackson National Life Global Funding 5.375% 5/8/13 (f)		753,000	816,864
Liberty Mutual Group, Inc. 6.5% 3/15/35 (f)		594,000	541,239
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (f)		7,475,000	10,643,271
MetLife, Inc.:
2.375% 2/6/14		5,900,000	5,924,951
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
MetLife, Inc.: - continued
4.75% 2/8/21		$ 4,032,000	$ 4,219,359
5% 6/15/15		1,163,000	1,274,925
5.875% 2/6/41		3,113,000	3,405,298
6.125% 12/1/11		990,000	1,047,635
6.75% 6/1/16		7,610,000	8,966,307
Metropolitan Life Global Funding I:
5.125% 4/10/13 (f)		559,000	608,912
5.125% 6/10/14 (f)		6,751,000	7,479,784
Monumental Global Funding II 5.65% 7/14/11 (f)		1,652,000	1,696,647
Monumental Global Funding III 5.5% 4/22/13 (f)		2,202,000	2,383,696
New York Life Insurance Co. 6.75% 11/15/39 (f)		4,378,000	5,595,539
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)		5,160,000	6,096,421
Pacific Life Global Funding 5.15% 4/15/13 (f)		11,281,000	12,135,107
Pacific Life Insurance Co. 9.25% 6/15/39 (f)		7,656,000	9,871,019
Pacific LifeCorp 6% 2/10/20 (f)		5,766,000	6,234,764
Prudential Financial, Inc.:
3.625% 9/17/12		11,000,000	11,414,392
4.75% 9/17/15		11,000,000	11,799,700
5.15% 1/15/13		2,167,000	2,317,301
5.4% 6/13/35		452,000	445,282
5.5% 3/15/16		425,000	464,527
5.7% 12/14/36		384,000	393,492
6.2% 1/15/15		1,180,000	1,326,600
7.375% 6/15/19		3,230,000	3,931,550
8.875% 6/15/38 (l)		1,915,000	2,087,350
Symetra Financial Corp. 6.125% 4/1/16 (f)		5,181,000	5,343,942
The Chubb Corp. 5.75% 5/15/18		4,035,000	4,656,721
			159,862,014
Real Estate Investment Trusts - 0.5%
AvalonBay Communities, Inc.:
4.95% 3/15/13		367,000	389,761
5.5% 1/15/12		1,759,000	1,855,372
Camden Property Trust:
5.375% 12/15/13		4,073,000	4,387,831
5.875% 11/30/12		670,000	718,816
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.:
5.25% 4/15/11		$ 3,363,000	$ 3,373,002
5.375% 10/15/12		3,206,000	3,201,835
7.5% 4/1/17		4,686,000	4,717,912
7.875% 9/1/20		323,000	328,857
Duke Realty LP:
4.625% 5/15/13		949,000	985,287
5.875% 8/15/12		1,017,000	1,068,241
Equity One, Inc.:
6% 9/15/17		890,000	916,883
6.25% 12/15/14		5,251,000	5,624,493
6.25% 1/15/17		494,000	516,620
Federal Realty Investment Trust:
5.4% 12/1/13		441,000	478,941
5.9% 4/1/20		2,450,000	2,731,850
6% 7/15/12		2,933,000	3,146,308
6.2% 1/15/17		620,000	700,637
HMB Capital Trust V 4.1371% 12/15/36 (b)(f)(l)		270,000	0
HRPT Properties Trust:
5.75% 11/1/15		890,000	942,313
6.25% 6/15/17		1,232,000	1,292,825
6.65% 1/15/18		656,000	703,528
Omega Healthcare Investors, Inc.:
7% 4/1/14		7,000,000	7,140,000
7% 1/15/16		3,060,000	3,128,850
Rouse Co.:
5.375% 11/26/13 (b)		145,000	165,300
7.2% 9/15/12 (b)		10,000	11,975
Senior Housing Properties Trust:
6.75% 4/15/20		2,325,000	2,383,125
8.625% 1/15/12		250,000	262,500
UDR, Inc. 5.5% 4/1/14		5,222,000	5,584,431
Washington (REIT) 5.95% 6/15/11		3,701,000	3,809,883
			60,567,376
Real Estate Management & Development - 1.1%
AMB Property LP 5.9% 8/15/13		2,580,000	2,749,996
Arden Realty LP 5.2% 9/1/11		1,339,000	1,377,247
BioMed Realty LP 6.125% 4/15/20 (f)		3,359,000	3,629,913
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP:
5.625% 12/15/10		$ 4,192,000	$ 4,233,220
5.7% 5/1/17		5,943,000	6,021,263
5.75% 4/1/12		2,512,000	2,595,115
Colonial Properties Trust 6.875% 8/15/12		4,000,000	4,130,000
Colonial Realty LP 6.05% 9/1/16		2,000,000	1,934,624
Digital Realty Trust LP 4.5% 7/15/15 (f)		4,981,000	5,044,035
Duke Realty LP:
5.4% 8/15/14		5,421,000	5,715,604
5.625% 8/15/11		3,706,000	3,787,358
5.95% 2/15/17		1,109,000	1,189,161
6.25% 5/15/13		14,424,000	15,589,312
6.5% 1/15/18		3,795,000	4,152,569
6.75% 3/15/20		10,000,000	11,177,250
ERP Operating LP:
4.75% 7/15/20		6,820,000	7,138,992
5.25% 9/15/14		1,310,000	1,446,619
5.375% 8/1/16		2,768,000	3,048,191
5.5% 10/1/12		3,655,000	3,944,001
5.75% 6/15/17		11,387,000	12,856,572
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	91,000
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	632,677
Host Hotels & Resorts LP 9% 5/15/17		2,135,000	2,316,475
Liberty Property LP:
5.125% 3/2/15		1,190,000	1,257,632
5.5% 12/15/16		1,523,000	1,640,796
6.625% 10/1/17		4,264,000	4,879,837
Mack-Cali Realty LP 7.75% 2/15/11		976,000	999,534
Post Apartment Homes LP 6.3% 6/1/13		3,812,000	4,116,240
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,553,931
Regency Centers LP:
4.95% 4/15/14		611,000	641,372
5.25% 8/1/15		2,133,000	2,283,037
5.875% 6/15/17		1,056,000	1,144,370
Simon Property Group LP:
4.2% 2/1/15		3,659,000	3,910,886
6.75% 2/1/40		6,410,000	7,656,207
Tanger Properties LP:
6.125% 6/1/20		4,395,000	4,836,482
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP: - continued
6.15% 11/15/15		$ 824,000	$ 910,852
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (f)		2,455,000	2,553,200
Ventas Realty LP:
6.5% 6/1/16		105,000	107,100
6.5% 6/1/16		450,000	459,000
6.625% 10/15/14		3,505,000	3,610,150
6.75% 4/1/17		250,000	257,500
			149,619,320
Thrifts & Mortgage Finance - 0.5%
Bank of America Corp.:
3.7% 9/1/15		4,630,000	4,621,360
5.625% 7/1/20		18,255,000	18,820,814
5.65% 5/1/18		12,000,000	12,477,804
6.5% 8/1/16		9,000,000	10,059,381
First Niagara Financial Group, Inc. 6.75% 3/19/20		7,320,000	8,035,501
Independence Community Bank Corp.:
2.353% 4/1/14 (l)		4,218,000	4,058,142
4.9% 9/23/10		1,696,000	1,698,948
Wrightwood Capital LLC 10.5% 6/1/14 (b)(f)		100,000	38,000
			59,809,950
TOTAL FINANCIALS			1,227,231,469
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.1%
Biomet, Inc.:
10% 10/15/17		4,825,000	5,235,125
10.375% 10/15/17 pay-in-kind (l)		3,155,000	3,423,175
			8,658,300
Health Care Providers & Services - 0.4%
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,748,691
6.3% 8/15/14		3,618,000	3,858,420
DASA Finance Corp. 8.75% 5/29/18 (f)		585,000	655,785
Express Scripts, Inc.:
5.25% 6/15/12		7,157,000	7,635,474
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc.: - continued
6.25% 6/15/14		$ 2,629,000	$ 3,031,048
HCA, Inc.:
8.5% 4/15/19		1,760,000	1,922,800
9.125% 11/15/14		3,905,000	4,110,013
9.25% 11/15/16		4,905,000	5,236,088
9.625% 11/15/16 pay-in-kind (l)		11,255,066	12,014,783
Psychiatric Solutions, Inc. 7.75% 7/15/15		420,000	425,250
Rural/Metro Corp. 12.75% 3/15/16		995,000	1,047,337
Skilled Healthcare Group, Inc. 11% 1/15/14		64,000	55,680
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	10,475
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc.:
8% 2/1/18		4,570,000	4,478,600
8% 2/1/18 (f)		2,330,000	2,283,400
			48,513,844
Health Care Technology - 0.0%
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14		7,885,000	8,456,663
Pharmaceuticals - 0.1%
Mylan, Inc.:
7.625% 7/15/17 (f)		1,115,000	1,156,813
7.875% 7/15/20 (f)		995,000	1,042,263
Novartis Capital Corp. 4.125% 2/10/14		2,930,000	3,204,564
Roche Holdings, Inc. 5% 3/1/14 (f)		5,943,000	6,633,553
Valeant Pharmaceuticals International 7.625% 3/15/20 (f)		1,720,000	2,072,600
			14,109,793
TOTAL HEALTH CARE			79,738,600
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
6.375% 6/1/19 (f)		8,071,000	9,460,108
6.4% 12/15/11 (f)		818,000	865,026
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
BE Aerospace, Inc. 8.5% 7/1/18		$ 2,875,000	$ 3,076,250
Esterline Technologies Corp. 7% 8/1/20 (f)		1,105,000	1,124,338
			14,525,722
Airlines - 0.4%
Air Canada 9.25% 8/1/15 (f)		4,265,000	4,201,025
American Airlines, Inc. 10.5% 10/15/12 (f)		3,200,000	3,400,000
American Airlines, Inc. pass-thru trust certificates:
6.977% 11/23/22		934,236	789,430
6.978% 10/1/12		178,326	179,663
8.608% 10/1/12		960,000	960,000
10.375% 7/2/19		1,878,805	2,151,232
AMR Corp. 9% 8/1/12		485,000	473,481
Continental Airlines, Inc.:
pass-thru trust certificates:
7.875% 7/2/18		792,960	745,382
9.798% 4/1/21		615,180	602,877
6.648% 3/15/19		2,820,535	2,858,613
6.75% 9/15/15 (f)		3,405,000	3,379,463
6.82% 5/1/18		221,731	221,731
6.9% 7/2/19		817,032	839,501
Continental Airlines, Inc. 9.25% 5/10/17		3,060,000	3,182,400
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		338,024	347,320
7.57% 11/18/10		11,016,000	11,126,160
8.021% 8/10/22		1,640,643	1,613,573
8.954% 8/10/14		2,174,767	2,231,311
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		910,740	919,847
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19		1,918,309	1,815,679
8.36% 7/20/20		1,320,837	1,318,856
United Air Lines, Inc.:
9.875% 8/1/13 (f)		785,000	834,063
12% 11/1/13 (f)		995,000	1,064,650
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		838,014	754,212
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates: - continued
9.75% 1/15/17		$ 2,284,141	$ 2,529,686
12% 1/15/16 (f)		828,962	902,491
			49,442,646
Building Products - 0.0%
Building Materials Corp. of America 6.875% 8/15/18 (f)		2,550,000	2,499,000
Commercial Services & Supplies - 0.2%
ACCO Brands Corp. 10.625% 3/15/15		795,000	876,488
ARAMARK Corp.:
3.9656% 2/1/15 (l)		5,440,000	4,977,600
8.5% 2/1/15		1,775,000	1,828,250
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (f)		955,000	977,634
International Lease Finance Corp.:
6.5% 9/1/14 (f)		1,620,000	1,656,450
6.75% 9/1/16 (f)		1,620,000	1,652,400
8.625% 9/15/15 (f)		2,745,000	2,765,588
8.75% 3/15/17 (f)		3,990,000	4,019,925
8.875% 9/1/17		4,870,000	4,918,700
			23,673,035
Construction & Engineering - 0.0%
Amsted Industries, Inc. 8.125% 3/15/18 (f)		2,535,000	2,579,363
Odebrecht Finance Ltd. 7% 4/21/20 (f)		460,000	487,600
Odebrecht Overseas Ltd. 9.625%		250,000	253,125
			3,320,088
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17		17,730,000	19,892,812
Otter Tail Corp. 9% 12/15/16		2,410,000	2,578,700
Sequa Corp.:
11.75% 12/1/15 (f)		1,415,000	1,464,525
13.5% 12/1/15 pay-in-kind (f)		901,711	944,542
			24,880,579
Machinery - 0.1%
Accuride Corp. 9.5% 8/1/18 (f)		1,515,000	1,552,875
ArvinMeritor, Inc. 8.125% 9/15/15		3,250,000	3,258,125
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Navistar International Corp. 8.25% 11/1/21		$ 2,655,000	$ 2,761,200
RBS Global, Inc./Rexnord Corp.:
8.5% 5/1/18		2,960,000	2,989,600
11.75% 8/1/16		1,860,000	1,990,200
SPX Corp. 6.875% 9/1/17 (f)		3,260,000	3,333,350
			15,885,350
Marine - 0.1%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (f)		1,970,000	2,038,950
9.5% 12/15/14		3,070,000	3,062,325
			5,101,275
Professional Services - 0.0%
FTI Consulting, Inc. 7.625% 6/15/13		1,395,000	1,412,438
Road & Rail - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		4,105,000	4,105,000
7.75% 5/15/16		3,025,000	2,934,250
Hertz Corp.:
8.875% 1/1/14		6,065,000	6,231,788
10.5% 1/1/16		2,240,000	2,374,400
Kansas City Southern de Mexico, SA de CV 12.5% 4/1/16		1,135,000	1,362,000
Swift Transportation Co., Inc. 12.5% 5/15/17 (f)		2,780,000	2,766,100
			19,773,538
Trading Companies & Distributors - 0.0%
Aircastle Ltd. 9.75% 8/1/18 (f)		495,000	501,188
TOTAL INDUSTRIALS			161,014,859
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Avaya, Inc.:
9.75% 11/1/15		1,955,000	1,842,588
10.125% 11/1/15 pay-in-kind (l)		6,052,385	5,719,504
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc.:
6.45% 3/15/29		$ 5,400,000	$ 3,645,000
6.5% 1/15/28		1,940,000	1,309,500
			12,516,592
Computers & Peripherals - 0.0%
Seagate HDD Cayman 6.875% 5/1/20 (f)		1,015,000	995,969
Seagate Technology HDD Holdings 6.8% 10/1/16		4,140,000	4,181,400
			5,177,369
Electronic Equipment & Components - 0.1%
Intcomex, Inc. 13.25% 12/15/14 (f)		1,510,000	1,593,050
Jabil Circuit, Inc.:
7.75% 7/15/16		2,915,000	3,140,913
8.25% 3/15/18		1,025,000	1,114,688
Tyco Electronics Group SA:
5.95% 1/15/14		2,950,000	3,300,271
6% 10/1/12		3,877,000	4,195,879
6.55% 10/1/17		1,383,000	1,617,597
			14,962,398
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		2,530,000	2,656,500
Terremark Worldwide, Inc. 12% 6/15/17		3,465,000	3,898,125
			6,554,625
IT Services - 0.0%
Fidelity National Information Services, Inc.:
7.625% 7/15/17 (f)		800,000	832,000
7.875% 7/15/20 (f)		1,070,000	1,123,500
SunGard Data Systems, Inc. 10.25% 8/15/15		3,795,000	3,956,288
			5,911,788
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27		8,230,000	8,401,439
Xerox Corp. 5.5% 5/15/12		1,602,000	1,709,654
			10,111,093
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 7.75% 8/1/20 (f)		2,085,000	2,069,363
Amkor Technology, Inc. 7.375% 5/1/18 (f)		2,060,000	2,054,850
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor, Inc.:
9.125% 12/15/14 pay-in-kind (l)		$ 1,966,560	$ 1,819,068
9.25% 4/15/18 (f)		2,385,000	2,385,000
10.125% 12/15/16		3,320,000	2,739,000
Viasystems, Inc. 12% 1/15/15 (f)		1,590,000	1,729,125
			12,796,406
TOTAL INFORMATION TECHNOLOGY			68,030,271
MATERIALS - 1.1%
Chemicals - 0.5%
Berry Plastics Corp.:
5.2759% 2/15/15 (l)		1,975,000	1,856,500
8.25% 11/15/15		3,805,000	3,805,000
8.875% 9/15/14		2,455,000	2,332,250
9.5% 5/15/18 (f)		3,800,000	3,524,500
Braskem Finance Ltd. 7% 5/7/20 (f)		410,000	426,400
Dow Chemical Co.:
4.85% 8/15/12		9,460,000	9,983,904
7.6% 5/15/14		16,104,000	18,774,639
Huntsman International LLC:
5.5% 6/30/16		3,195,000	2,979,338
8.625% 3/15/20 (f)		1,700,000	1,700,000
Lubrizol Corp. 8.875% 2/1/19		928,000	1,193,068
Lyondell Chemical Co. 11% 5/1/18		3,955,000	4,296,119
NOVA Chemicals Corp.:
3.7476% 11/15/13 (l)		2,720,000	2,529,600
6.5% 1/15/12		2,290,000	2,341,525
8.375% 11/1/16		2,825,000	2,888,563
8.625% 11/1/19		1,935,000	2,012,400
			60,643,806
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		1,833,000	2,014,920
Texas Industries, Inc. 9.25% 8/15/20 (f)		3,100,000	3,084,500
			5,099,420
Containers & Packaging - 0.1%
Crown Cork & Seal, Inc. 7.375% 12/15/26		4,250,000	4,016,250
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Pactiv Corp.:
5.875% 7/15/12		$ 1,713,000	$ 1,816,948
6.4% 1/15/18		1,749,000	1,813,772
Vitro SAB de CV 8.625% 2/1/12 (b)		6,915,000	3,388,350
			11,035,320
Metals & Mining - 0.5%
Algoma Acquisition Corp. 9.875% 6/15/15 (f)		1,200,000	1,050,000
Anglo American Capital PLC 9.375% 4/8/14 (f)		5,953,000	7,240,830
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12		1,975,000	2,096,439
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)		2,002,000	2,208,290
CSN Islands XI Corp. 6.875% 9/21/19 (f)		1,500,000	1,605,000
Edgen Murray Corp. 12.25% 1/15/15 (f)		4,970,000	4,100,250
Essar Steel Algoma, Inc. 9.375% 3/15/15 (f)		3,100,000	3,061,250
Evraz Group SA 8.875% 4/24/13 (f)		2,055,000	2,142,338
FMG Finance Property Ltd.:
10% 9/1/13 (f)		5,580,000	6,082,200
10.625% 9/1/16 (f)		789,000	931,020
McJunkin Red Man Corp. 9.5% 12/15/16 (f)		5,660,000	5,009,100
Metinvest BV 10.25% 5/20/15 (f)		810,000	838,350
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13		3,264,000	3,633,237
6.5% 7/15/18		1,458,000	1,726,266
Severstal Columbus LLC 10.25% 2/15/18 (f)		2,940,000	3,057,600
Southern Copper Corp. 6.75% 4/16/40		1,025,000	1,101,875
Steel Dynamics, Inc.:
6.75% 4/1/15		2,240,000	2,268,000
7.375% 11/1/12		1,985,000	2,094,175
Tube City IMS Corp. 9.75% 2/1/15		1,700,000	1,738,250
United States Steel Corp. 6.65% 6/1/37		2,648,000	2,330,240
Vale Overseas Ltd. 6.25% 1/23/17		5,007,000	5,614,199
			59,928,909
Paper & Forest Products - 0.0%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20		1,165,000	1,188,300
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Verso Paper Holdings LLC/Verso Paper, Inc.:
9.125% 8/1/14		$ 1,345,000	$ 1,297,925
11.5% 7/1/14		3,795,000	4,041,675
			6,527,900
TOTAL MATERIALS			143,235,355
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.5%
Alestra SA de RL de CV 11.75% 8/11/14		1,185,000	1,309,425
AT&T, Inc.:
2.5% 8/15/15		7,000,000	7,076,244
5.8% 2/15/19		5,216,000	6,152,126
6.3% 1/15/38		31,601,000	36,261,926
BellSouth Capital Funding Corp. 7.875% 2/15/30		899,000	1,136,310
British Telecommunications PLC 9.375% 12/15/10 (e)		2,717,000	2,777,652
CenturyTel, Inc. 7.6% 9/15/39		7,184,000	6,999,350
Citizens Communications Co.:
7.875% 1/15/27		925,000	901,875
9% 8/15/31		2,260,000	2,299,550
Frontier Communications Corp.:
7.875% 4/15/15		1,545,000	1,626,113
8.125% 10/1/18		3,615,000	3,831,900
8.25% 5/1/14		2,245,000	2,421,682
8.25% 4/15/17		2,270,000	2,423,225
8.5% 4/15/20		775,000	817,625
Global Crossing Ltd. 12% 9/15/15		2,160,000	2,397,816
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		710,000	763,250
Intelsat Bermuda Ltd. 12% 2/4/17 pay-in-kind (l)		7,164,320	7,376,016
Intelsat Ltd.:
6.5% 11/1/13		3,700,000	3,533,500
7.625% 4/15/12		3,665,000	3,710,813
11.25% 6/15/16		1,635,000	1,753,538
Qwest Communications International, Inc.:
7.125% 4/1/18 (f)		2,450,000	2,529,625
7.5% 2/15/14		1,310,000	1,334,563
8% 10/1/15 (f)		2,050,000	2,203,750
Sprint Capital Corp. 6.875% 11/15/28		15,285,000	12,762,975
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA:
4.95% 9/30/14		$ 3,208,000	$ 3,372,439
5.25% 10/1/15		1,177,000	1,253,090
6.999% 6/4/18		1,793,000	2,028,955
7.175% 6/18/19		14,000,000	16,139,102
7.2% 7/18/36		7,240,000	7,798,378
Telefonica Emisiones SAU:
5.134% 4/27/20		10,000,000	10,780,330
6.421% 6/20/16		1,162,000	1,339,544
U.S. West Communications 7.5% 6/15/23		3,760,000	3,797,600
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	7,072,614
6.25% 4/1/37		2,348,000	2,684,142
6.4% 2/15/38		7,621,000	8,930,981
6.9% 4/15/38		6,295,000	7,794,664
Verizon New England, Inc. 6.5% 9/15/11		891,000	940,002
Verizon New York, Inc. 6.875% 4/1/12		2,653,000	2,866,620
Wind Acquisition Finance SA 11.75% 7/15/17 (f)		4,535,000	4,988,500
			196,187,810
Wireless Telecommunication Services - 1.0%
Cleveland Unlimited, Inc. 13.5% 12/15/10 (f)(l)		1,260,000	1,260,000
Cricket Communications, Inc.:
7.75% 5/15/16		2,905,000	2,999,413
9.375% 11/1/14		1,185,000	1,199,813
Digicel Group Ltd.:
8.25% 9/1/17 (f)		2,020,000	2,060,400
8.875% 1/15/15 (f)		4,030,000	4,050,150
9.125% 1/15/15 pay-in-kind (f)(l)		3,070,000	3,085,350
12% 4/1/14 (f)		3,545,000	4,050,163
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14		9,282,000	10,028,291
5.875% 10/1/19		11,570,000	12,988,227
6.35% 3/15/40		3,541,000	3,908,616
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16		4,770,000	5,068,125
11.5% 6/15/16		7,175,000	7,713,125
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (f)		550,000	565,125
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Subsidiary Holding Co. Ltd.: - continued
8.875% 1/15/15		$ 6,110,000	$ 6,308,575
MetroPCS Wireless, Inc.:
9.25% 11/1/14		4,060,000	4,222,400
9.25% 11/1/14		1,560,000	1,626,300
Millicom International Cellular SA 10% 12/1/13		3,755,000	3,877,038
Mobile Telesystems Finance SA 8% 1/28/12 (f)		613,000	643,650
MTS International Funding Ltd. 8.625% 6/22/20 (f)		1,055,000	1,201,434
Nextel Communications, Inc.:
5.95% 3/15/14		6,545,000	6,324,106
6.875% 10/31/13		9,105,000	9,082,238
7.375% 8/1/15		4,995,000	4,945,050
NII Capital Corp.:
8.875% 12/15/19		2,695,000	2,897,125
10% 8/15/16		3,560,000	3,991,650
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		2,635,000	2,490,075
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		3,170,000	3,043,200
Sprint Nextel Corp. 6% 12/1/16		5,715,000	5,336,381
Telecom Personal SA 9.25% 12/22/10 (f)		1,455,000	1,484,100
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		1,545,000	1,641,563
Vodafone Group PLC:
5% 12/16/13		2,296,000	2,509,576
5.5% 6/15/11		2,760,000	2,860,370
			123,461,629
TOTAL TELECOMMUNICATION SERVICES			319,649,439
UTILITIES - 1.6%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17		1,753,000	2,054,719
Commonwealth Edison Co. 5.4% 12/15/11		2,948,000	3,107,838
EDP Finance BV:
4.9% 10/1/19 (f)		6,700,000	6,201,058
6% 2/2/18 (f)		9,619,000	9,633,198
Empresa Distribuidora y Comercializadora Norte SA 10.5% 10/9/17		295,000	306,800
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Solutions Corp.:
4.8% 2/15/15		$ 2,432,000	$ 2,593,619
6.05% 8/15/21		3,544,000	3,755,304
Illinois Power Co. 6.125% 11/15/17		3,112,000	3,590,507
Intergen NV 9% 6/30/17 (f)		5,270,000	5,414,925
IPALCO Enterprises, Inc. 7.25% 4/1/16 (f)		4,440,000	4,639,800
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		1,440,000	1,684,800
7.75% 1/20/20 (f)		850,000	1,015,750
8% 8/7/19 (f)		635,000	768,350
Mirant Americas Generation LLC:
8.5% 10/1/21		3,570,000	3,248,700
9.125% 5/1/31		3,775,000	3,383,344
National Power Corp. 6.875% 11/2/16 (f)		715,000	832,975
Nevada Power Co. 6.5% 5/15/18		790,000	947,291
Oncor Electric Delivery Co. 6.375% 5/1/12		2,731,000	2,944,742
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	865,006
PPL Capital Funding, Inc. 6.7% 3/30/67 (l)		8,250,000	7,734,375
Progress Energy, Inc.:
6% 12/1/39		10,303,000	11,798,099
7.1% 3/1/11		3,385,000	3,489,488
Sierra Pacific Power Co. 5.45% 9/1/13		1,560,000	1,710,568
			81,721,256
Gas Utilities - 0.1%
Dynegy Holdings, Inc. 7.5% 6/1/15 (f)		2,940,000	2,234,400
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,165,000	1,231,988
Southern Natural Gas Co. 5.9% 4/1/17 (f)		442,000	486,806
Texas Eastern Transmission Corp. 7.3% 12/1/10		3,100,000	3,147,551
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		1,410,000	1,381,800
			8,482,545
Independent Power Producers & Energy Traders - 0.3%
AES Corp.:
7.75% 3/1/14		5,400,000	5,616,000
7.75% 10/15/15		3,210,000	3,362,475
8% 10/15/17		2,575,000	2,723,063
9.75% 4/15/16		1,475,000	1,644,625
Duke Capital LLC 5.668% 8/15/14		2,055,000	2,288,684
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10% 12/1/20		$ 975,000	$ 934,781
Exelon Generation Co. LLC 5.35% 1/15/14		1,528,000	1,681,442
NRG Energy, Inc.:
7.375% 2/1/16		2,840,000	2,854,200
7.375% 1/15/17		3,225,000	3,249,188
8.25% 9/1/20 (f)		1,950,000	1,964,625
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (f)		720,000	874,800
7.39% 12/2/24 (f)		750,000	913,125
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	7,888,280
RRI Energy, Inc. 7.625% 6/15/14		8,000,000	7,860,000
			43,855,288
Multi-Utilities - 0.6%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		3,771,000	4,308,873
Dominion Resources, Inc.:
4.75% 12/15/10		3,931,000	3,977,814
6.3% 9/30/66 (l)		4,887,000	4,593,780
7.5% 6/30/66 (l)		9,539,000	9,729,780
DTE Energy Co. 7.05% 6/1/11		984,000	1,027,409
KeySpan Corp. 7.625% 11/15/10		494,000	500,914
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18		7,846,000	9,083,142
5.875% 10/1/12		2,921,000	3,179,479
6.5% 9/15/37		7,097,000	8,635,438
National Grid PLC 6.3% 8/1/16		1,314,000	1,540,556
NiSource Finance Corp.:
5.25% 9/15/17		843,000	912,221
5.4% 7/15/14		1,347,000	1,472,806
5.45% 9/15/20		854,000	915,076
6.4% 3/15/18		1,326,000	1,522,765
6.8% 1/15/19		6,774,000	7,986,946
7.875% 11/15/10		1,022,000	1,035,057
San Diego Gas & Electric Co. 4.5% 8/15/40		7,225,000	7,314,287
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp. 6.25% 5/15/67 (l)		$ 6,172,000	$ 5,832,540
WPS Resources Corp. 6.11% 12/1/66 (l)		882,000	798,210
			74,367,093
TOTAL UTILITIES			208,426,182
TOTAL NONCONVERTIBLE BONDS			3,115,242,525
TOTAL CORPORATE BONDS (Cost $2,810,059,325)			3,120,582,606
U.S. Government and Government Agency Obligations - 34.5%

U.S. Government Agency Obligations - 1.7%
Fannie Mae:
0.625% 9/24/12		770,000	768,996
1% 4/4/12		1,230,000	1,238,956
1% 9/23/13		35,637,000	35,688,887
1.25% 6/22/12		3,553,000	3,593,881
1.25% 8/20/13		50,501,000	50,983,689
5% 2/16/12		1,090,000	1,160,580
Federal Home Loan Bank:
1.625% 11/21/12		39,650,000	40,431,819
1.625% 3/20/13		23,140,000	23,614,694
Freddie Mac:
1.125% 7/27/12		330,000	333,152
1.75% 6/15/12		885,000	903,032
2.125% 3/23/12		75,000	76,834
3% 7/28/14		50,000,000	53,389,650
5.25% 7/18/11		10,730,000	11,199,083
Tennessee Valley Authority 5.375% 4/1/56		385,000	479,789
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			223,863,042
U.S. Treasury Inflation Protected Obligations - 4.0%
U.S. Treasury Inflation-Indexed Bonds 2.5% 1/15/29		20,304,800	23,889,110
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes:
1.375% 1/15/20		$ 255,139,898	$ 266,773,999
2.125% 2/15/40		78,258,048	88,318,624
2.625% 7/15/17 (p)		120,261,895	137,264,215
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			516,245,948
U.S. Treasury Obligations - 28.5%
U.S. Treasury Bonds:
4.25% 5/15/39		36,203,000	40,971,623
4.375% 11/15/39		19,090,000	22,037,019
4.375% 5/15/40		249,658,000	288,549,723
U.S. Treasury Notes:
0.75% 11/30/11		171,564,000	172,368,292
0.875% 2/29/12		119,396,000	120,254,457
1% 3/31/12		278,585,000	281,164,697
1.125% 1/15/12		38,423,000	38,816,221
1.375% 10/15/12		163,445,000	166,420,189
1.75% 3/31/14 (p)		125,000,000	128,779,250
1.875% 6/15/12		67,860,000	69,598,913
1.875% 4/30/14 (p)		42,760,000	44,226,540
1.875% 6/30/15		50,250,000	51,631,875
2.375% 9/30/14		171,534,000	180,486,016
2.375% 2/28/15		667,385,000	702,008,884
2.5% 3/31/15		100,000,000	105,758,000
2.5% 4/30/15		100,000,000	105,757,800
2.625% 7/31/14		625,000,000	663,916,250
2.625% 12/31/14		329,010,000	349,470,474
2.75% 2/15/19		80,000,000	83,175,040
3.5% 5/15/20		21,386,000	23,312,451
3.625% 2/15/20		26,742,000	29,441,284
TOTAL U.S. TREASURY OBLIGATIONS			3,668,144,998
Other Government Related - 0.3%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (g)		32,000,000	32,892,640
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,234,890,345)			4,441,146,628
U.S. Government Agency - Mortgage Securities - 12.6%
		Principal Amount (c)	Value
Fannie Mae - 10.9%
1.975% 4/1/36 (l)		$ 1,290,441	$ 1,335,770
2.593% 6/1/36 (l)		196,375	205,753
2.604% 10/1/33 (l)		1,187,621	1,229,262
3.5% 9/1/25 (h)(i)		6,000,000	6,220,589
3.5% 9/1/25 (h)(i)		6,000,000	6,220,589
3.5% 9/1/25 (h)		25,000,000	25,919,120
3.5% 10/1/25 (h)		6,000,000	6,195,745
3.5% 10/1/25 (h)		6,000,000	6,195,745
4% 9/1/25 (h)		19,000,000	19,952,968
4% 9/1/25 (h)		31,000,000	32,554,842
4% 9/1/25 (h)		9,000,000	9,451,406
4% 8/1/39		13,749,238	14,256,636
4.248% 7/1/37 (l)		531,997	560,148
4.5% 5/1/25 to 8/1/40 (h)		63,038,639	66,573,034
4.5% 9/1/25 (h)		8,000,000	8,463,750
4.5% 9/1/40 (h)		19,000,000	19,954,342
4.5% 9/1/40 (h)		3,000,000	3,150,686
4.5% 9/1/40 (h)		32,000,000	33,607,312
4.5% 9/1/40 (h)		60,000,000	63,013,710
5% 5/1/19 to 6/1/40		57,426,781	61,420,346
5% 9/1/25 (h)(i)		4,000,000	4,253,438
5% 9/1/25 (h)		17,000,000	18,077,110
5% 8/1/40 (h)(i)		40,000,000	42,546,876
5% 8/1/40 (h)(i)		12,000,000	12,764,063
5% 8/1/40 (h)(i)		670,000	712,032
5% 8/1/40 (h)(i)		1,160,000	1,232,771
5% 9/1/40 (h)(i)		54,000,000	57,345,467
5% 9/1/40 (h)		16,000,000	16,991,250
5% 9/1/40 (h)		1,000,000	1,061,953
5% 9/1/40 (h)		96,000,000	101,947,498
5% 9/1/40 (h)(i)		162,000,000	172,036,402
5% 9/1/40		4,180,000	4,442,228
5% 9/1/40		1,060,000	1,126,498
5.206% 12/1/35 (l)		750,548	789,733
5.303% 2/1/36 (l)		1,240,962	1,306,749
5.5% 3/1/18 to 3/1/40		154,342,361	166,395,937
5.5% 9/1/40 (h)(i)		209,000,000	223,450,385
6% 1/1/21 to 9/1/39		89,748,936	97,704,702
6% 9/1/40 (h)(i)		4,000,000	4,306,875
6% 9/1/40 (h)		14,000,000	15,074,063
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Fannie Mae - continued
6.5% 5/1/31 to 9/1/38		$ 43,539,765	$ 48,189,529
6.5% 9/1/40 (h)(i)		29,000,000	31,569,220
TOTAL FANNIE MAE			1,409,806,532
Freddie Mac - 0.7%
4.498% 11/1/35 (l)		5,136,002	5,372,762
4.5% 7/1/25 to 6/1/40		10,461,305	11,082,735
5% 4/1/38 to 6/1/40		15,138,369	16,222,127
5.416% 10/1/35 (l)		258,469	273,654
5.5% 11/1/17 to 12/1/35		18,040,186	19,420,954
6% 7/1/37		172,885	187,695
6% 9/1/40 (h)		24,000,000	25,796,251
6.5% 10/1/37 to 1/1/39		14,963,308	16,269,358
TOTAL FREDDIE MAC			94,625,536
Ginnie Mae - 1.0%
4% 6/15/39 to 3/15/40		5,847,492	6,110,569
4% 9/1/40 (h)		18,000,000	18,735,469
4% 9/1/40 (h)		13,000,000	13,543,733
4.5% 5/15/39 to 4/15/40		17,658,928	18,811,998
4.5% 9/1/40 (h)		26,000,000	27,576,250
4.5% 9/1/40 (h)(i)		14,000,000	14,848,750
4.5% 9/1/40 (h)		5,000,000	5,308,174
4.5% 9/1/40 (h)		3,000,000	3,184,904
4.5% 10/1/40 (h)		14,000,000	14,798,434
TOTAL GINNIE MAE			122,918,281
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,604,104,854)			1,627,350,349
Asset-Backed Securities - 2.4%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7338% 4/25/35 (l)		1,821,633	1,045,841
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0138% 3/25/34 (l)		129,064	123,864
Class M2, 1.9138% 3/25/34 (l)		483,000	314,347
Asset-Backed Securities - continued
		Principal Amount (c)	Value
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2005-HE2 Class M2, 0.7138% 4/25/35 (l)		$ 194,362	$ 173,182
Series 2006-HE2 Class M3, 0.6038% 5/25/36 (l)		20,708	807
Series 2006-OP1:
Class M4, 0.6338% 4/25/36 (l)		170,200	6,179
Class M5, 0.6538% 4/25/36 (l)		42,444	465
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.3963% 5/20/13 (l)		380,602	378,369
Series 2006-A6 Class A6, 0.2963% 9/20/13 (l)		752,069	747,656
Series 2006-A7 Class A7, 0.2863% 10/20/12 (l)		414,095	411,665
Series 2006-C1 Class C1, 0.7463% 10/20/14 (l)		111,256	20,582
Series 2007-A1 Class A, 0.3163% 1/20/15 (l)		277,839	276,209
Series 2007-A4 Class A4, 0.2963% 4/22/13 (l)		332,037	330,089
Series 2007-D1 Class D, 1.6663% 1/22/13 (f)(l)		2,590,000	0
Airspeed Ltd. Series 2007-1A Class C1, 2.7759% 6/15/32 (f)(l)		4,310,611	1,574,720
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (f)		4,310,000	4,398,730
Class A4, 3% 10/15/15 (f)		4,280,000	4,475,718
Ally Master Owner Trust:
Series 2010-2 Class A, 4.25% 4/15/17 (f)		10,170,000	10,728,942
Series 2010-3 Class A, 2.88% 4/15/15 (f)		9,160,000	9,408,537
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12		115,678	115,716
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/8/14		1,125,000	1,129,112
Class E, 6.96% 3/8/16 (f)		2,052,284	1,966,591
Series 2007-2M Class A3, 5.22% 6/8/12		59,017	59,238
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9638% 12/25/33 (l)		105,291	75,874
Series 2004-R2 Class M3, 0.8138% 4/25/34 (l)		153,470	16,966
Series 2005-R2 Class M1, 0.7138% 4/25/35 (l)		2,064,696	1,601,792
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (f)		123,000	108,701
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (f)		160,000	68,800
Class G, 9.75% 12/24/37 (f)		210,000	79,800
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6247% 3/23/19 (f)(l)		243,479	182,610
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7188% 3/25/34 (l)		$ 47,932	$ 32,565
Series 2004-W11 Class M2, 0.9638% 11/25/34 (l)		561,149	331,023
Series 2004-W7 Class M1, 0.8138% 5/25/34 (l)		1,542,998	699,266
Series 2006-W4 Class A2C, 0.4238% 5/25/36 (l)		1,452,507	499,955
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0888% 4/25/34 (l)		2,668,736	1,603,399
Series 2006-HE2 Class M1, 0.6338% 3/25/36 (l)		262,000	19,252
Axon Financial Funding Ltd. 1.1336% 4/4/17 (b)(f)(l)		7,217,000	72
Bank of America Auto Trust Series 2009-1A:
Class A3, 2.67% 7/15/13 (f)		9,500,000	9,648,576
Class A4, 3.52% 6/15/16 (f)		8,300,000	8,705,287
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.8713% 1/20/40 (f)(l)		255,840	244,966
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.2883% 12/1/41 (l)		1,050,048	1,048,231
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5483% 12/26/24 (l)		2,194,165	2,084,456
C-BASS Trust Series 2006-CB7 Class A2, 0.3238% 10/25/36 (l)		297,314	292,775
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11		1,772,225	1,783,624
Class C, 5.31% 6/15/12		1,634,000	1,659,499
Series 2007-1 Class C, 5.38% 11/15/12		582,000	607,963
Series 2007-SN2 Class A4, 1.3059% 5/16/11 (f)(l)		1,768,579	1,768,992
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.5659% 7/15/13 (l)		6,450,000	6,450,128
Series 2008-A3 Class A3, 5.05% 2/15/16		5,700,000	6,274,972
Series 2009-A2 Class A2, 3.2% 4/15/14		10,000,000	10,201,684
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7163% 7/20/39 (f)(l)		457,498	91,500
Class B, 1.0163% 7/20/39 (f)(l)		263,810	13,191
Class C, 1.3663% 7/20/39 (f)(l)		339,379	6,788
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (f)		859,000	843,968
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.7713% 1/20/37 (f)(l)		197,776	128,554
Capmark VII Ltd. Series 2006-7A Class H, 1.8259% 8/15/36 (f)(l)		514,280	0
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13		928,000	954,176
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5638% 7/25/36 (l)		$ 1,140,851	$ 116,814
Series 2006-NC2 Class M7, 1.1138% 6/25/36 (l)		425,500	17,463
Series 2006-NC3 Class M10, 2.2638% 8/25/36 (f)(l)		290,000	13,711
Series 2006-NC4 Class M1, 0.5638% 10/25/36 (l)		224,000	27,535
Series 2006-RFC1 Class M9, 2.1338% 5/25/36 (l)		186,369	11,059
Series 2007-RFC1 Class A3, 0.4038% 12/25/36 (l)		1,802,588	686,433
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4463% 5/20/17 (f)(l)		144,580	129,657
Series 2005-1A Class A1, 4.67% 5/20/17 (f)		455,437	460,219
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14		5,000,000	5,447,887
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (f)		18,750,000	18,816,868
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14		35,600,000	36,594,347
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5338% 5/25/37 (l)		765,389	34,601
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3238% 6/25/47 (l)		101,838	97,989
Series 2007-4 Class A1A, 0.4488% 9/25/37 (l)		635,585	591,481
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)		811,000	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5972% 3/25/32 (l)		11,800	5,044
Series 2004-3 Class M4, 1.2338% 4/25/34 (l)		159,665	57,520
Series 2004-4 Class M2, 1.0588% 6/25/34 (l)		587,945	308,400
Series 2005-3 Class MV1, 0.6838% 8/25/35 (l)		1,217,697	1,146,399
Series 2005-AB1 Class A2, 0.4738% 8/25/35 (l)		184,671	179,961
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (f)		596,362	606,485
Series 2007-C Class A3, 5.43% 5/15/12 (f)		62,959	63,316
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (f)		500,000	360,000
Class B2, 1.8872% 12/28/35 (f)(l)		500,000	297,500
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (f)		200,000	56,000
Crest G-Star LP/Crest G-Star Corp. Series 2001-1A Class A, 0.7694% 11/28/16 (f)(l)		495,193	463,006
Crest Ltd. Series 2002-IGA Class A, 0.9375% 7/28/17 (f)(l)		309,681	294,197
Asset-Backed Securities - continued
		Principal Amount (c)	Value
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (f)		$ 235,000	$ 218,806
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	477,526
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7759% 5/28/35 (l)		38,916	29,187
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4388% 8/25/34 (l)		290,872	132,620
Series 2006-3 Class 2A3, 0.4238% 11/25/36 (l)		6,074,620	2,176,732
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0888% 3/25/34 (l)		25,145	6,979
Series 2005-FF9 Class A3, 0.5438% 10/25/35 (l)		4,222,878	3,951,783
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (f)		1,175,000	1,208,395
Series 2006-C:
Class B, 5.3% 6/15/12		649,000	671,986
Class D, 6.89% 5/15/13 (f)		915,000	950,910
Series 2007-A Class D, 7.05% 12/15/13 (f)		970,000	1,026,409
Series 2009-D:
Class A3, 2.17% 10/15/13		5,400,000	5,481,620
Class A4, 2.98% 8/15/14		4,800,000	5,006,509
Series 2010-B Class A3, 0.98% 10/15/14		9,710,000	9,747,042
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8259% 6/15/13 (l)		772,000	760,117
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14		72,000	72,682
Series 2007-1:
Class A4, 5.03% 2/16/15		487,090	487,690
Class C, 5.43% 2/16/15		614,000	605,638
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7538% 1/25/35 (l)		948,695	329,746
Class M4, 0.9438% 1/25/35 (l)		363,547	39,885
Series 2006-D Class M1, 0.4938% 11/25/36 (l)		324,000	11,034
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6975% 2/25/47 (f)(l)		2,892,000	1,973,790
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)		2,121,254	1,697,003
GE Business Loan Trust:
Series 2003-1 Class A, 0.7059% 4/15/31 (f)(l)		274,592	241,641
Series 2006-2A:
Class A, 0.4559% 11/15/34 (f)(l)		2,364,061	1,903,069
Class B, 0.5559% 11/15/34 (f)(l)		853,970	512,382
Class C, 0.6559% 11/15/34 (f)(l)		1,419,263	567,705
Asset-Backed Securities - continued
		Principal Amount (c)	Value
GE Business Loan Trust: - continued
Series 2006-2A:
Class D, 1.0259% 11/15/34 (f)(l)		$ 538,940	$ 129,346
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4259% 9/15/17 (l)		1,151,000	1,134,533
Goal Capital Funding Trust Series 2007-1 Class C1, 0.9383% 6/25/42 (l)		739,000	596,958
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14		54,741	56,087
Class C, 5.74% 12/15/14		116,272	117,776
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (f)(l)		245,471	58,931
Class M1, 0.9138% 6/25/34 (l)		2,723,367	1,689,638
Series 2007-HE1 Class M1, 0.5138% 3/25/47 (l)		1,096,059	65,981
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6138% 4/25/36 (l)		203,374	4,632
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3438% 5/25/30 (f)(l)		653,491	169,908
Series 2006-3:
Class B, 0.6638% 9/25/46 (f)(l)		654,930	130,986
Class C, 0.8138% 9/25/46 (f)(l)		1,526,694	229,004
Class E, 1.9138% 9/25/46 (f)(l)		253,381	30,406
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5838% 8/25/33 (l)		457,719	291,593
Series 2003-3 Class M1, 1.5538% 8/25/33 (l)		812,279	561,780
Series 2003-5 Class A2, 0.9638% 12/25/33 (l)		32,929	18,533
Series 2005-5 Class 2A2, 0.5138% 11/25/35 (l)		148,852	145,853
Series 2006-1 Class 2A3, 0.4888% 4/25/36 (l)		1,770,250	1,704,449
Series 2006-3N Class B, 6.5% 8/27/36 (f)		250,000	0
Series 2006-8 Class 2A1, 0.3138% 3/25/37 (l)		9,923	9,732
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5563% 3/20/36 (l)		803,943	615,198
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4538% 1/25/37 (l)		1,522,035	471,788
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13		5,450,000	5,533,771
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5638% 7/25/36 (l)		204,000	8,991
Series 2007-CH1:
Class AV4, 0.3938% 11/25/36 (l)		1,520,141	1,156,269
Class MV1, 0.4938% 11/25/36 (l)		1,234,797	690,603
Series 2007-CH3 Class M1, 0.5638% 3/25/37 (l)		573,000	30,829
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Kent Funding III Ltd. Series 2006-3A Class D, 3.575% 10/29/47 (l)		$ 291,820	$ 29
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.8672% 12/27/29 (l)		832,716	693,396
Series 2006-A Class 2C, 1.6872% 3/27/42 (l)		3,243,000	500,140
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14		2,456,627	2,499,527
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3438% 6/25/34 (l)		157,259	107,025
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6938% 5/25/46 (f)(l)		250,000	55,000
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)		23,972	22,350
Class C, 5.691% 10/20/28 (f)		10,654	8,994
Class D, 6.01% 10/20/28 (f)		126,852	100,683
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5238% 10/25/36 (l)		545,328	32,815
Series 2007-HE1 Class M1, 0.5638% 5/25/37 (l)		784,792	42,864
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0138% 7/25/34 (l)		192,687	83,339
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13		214,554	217,389
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9138% 7/25/34 (l)		677,418	521,264
Series 2005-FM1 Class A2D, 0.6438% 5/25/36 (l)		12,012,304	11,073,703
Series 2006-FM1 Class A2B, 0.3738% 4/25/37 (l)		2,248,986	1,950,527
Series 2006-MLN1 Class A2A, 0.3338% 7/25/37 (l)		25,531	25,125
Series 2006-OPT1 Class A1A, 0.5238% 6/25/35 (l)		3,288,519	2,320,767
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6038% 8/25/34 (l)		57,368	38,274
Series 2004-NC8 Class M6, 1.5138% 9/25/34 (l)		32,622	15,943
Series 2005-NC1 Class M1, 0.7038% 1/25/35 (l)		399,800	205,379
Series 2005-NC2 Class B1, 1.4338% 3/25/35 (l)		416,362	48,880
Series 2007-HE2 Class M1, 0.5138% 1/25/37 (l)		263,000	7,589
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9744% 8/28/38 (f)(l)		220,000	138,600
Class C1B, 7.696% 8/28/38 (f)		63,000	38,058
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (n)		3,793,600	542,485
Series 2006-1 Class AIO, 5.5% 4/25/11 (n)		413,402	10,609
Series 2006-2 Class AIO, 6% 8/25/11 (n)		231,000	11,307
Asset-Backed Securities - continued
		Principal Amount (c)	Value
National Collegiate Student Loan Trust: - continued
Series 2006-3 Class AIO, 7.1% 1/25/12 (n)		$ 372,000	$ 28,830
Series 2006-4:
Class A1, 0.2938% 3/25/25 (l)		440,939	434,882
Class AIO, 6.35% 2/27/12 (n)		1,182,000	99,920
Class D, 1.3638% 5/25/32 (l)		2,481,000	34,910
Series 2007-1 Class AIO, 7.27% 4/25/12 (n)		1,589,000	170,818
Series 2007-2 Class AIO, 6.7% 7/25/12 (n)		1,351,000	158,683
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7738% 9/25/35 (l)		1,426,957	587,076
Series 2005-D Class M2, 0.7338% 2/25/36 (l)		827,339	106,920
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15		8,500,000	8,597,306
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3838% 3/25/36 (l)		37,564	37,427
Ocala Funding LLC Series 2006-1A Class A, 1.6663% 3/20/11 (b)(f)(l)		1,176,000	435,120
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3538% 5/25/37 (l)		107,092	103,457
Series 2007-6 Class 2A1, 0.3238% 7/25/37 (l)		199,223	192,239
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5138% 9/25/34 (l)		532,896	229,878
Class M4, 1.7138% 9/25/34 (l)		683,353	108,724
Series 2005-WCH1:
Class M2, 0.7838% 1/25/36 (l)		2,548,346	2,155,766
Class M3, 0.8238% 1/25/36 (l)		478,432	306,840
Class M4, 1.0938% 1/25/36 (l)		1,475,804	464,403
Series 2005-WHQ2:
Class M7, 1.5138% 5/25/35 (l)		1,883,145	27,924
Class M9, 2.1438% 5/25/35 (l)		290,989	719
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (f)		397,651	373,792
Class B, 4.846% 7/24/39 (f)		180,000	129,600
Class C, 5.08% 7/24/39 (f)		185,000	118,400
Providian Master Note Trust Series 2006-C1A Class C1, 0.8259% 3/15/15 (f)(l)		3,406,919	3,393,739
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4938% 12/25/36 (l)		566,000	22,463
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3338% 2/25/37 (l)		599,271	585,071
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.2138% 9/25/46 (f)(l)		$ 250,000	$ 11,250
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0638% 4/25/33 (l)		5,108	4,268
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0588% 3/25/35 (l)		1,673,086	1,097,076
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9838% 1/25/36 (l)		96,000	3,132
Series 2006-FR4 Class A2A, 0.3438% 8/25/36 (l)		49,108	22,764
Series 2007-NC1 Class A2A, 0.3138% 12/25/36 (l)		20,045	19,641
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4881% 3/20/19 (f)(l)		860,433	802,923
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4871% 6/15/33 (l)		1,272,000	76,768
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)		656,637	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4138% 9/25/34 (l)		74,810	17,801
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 0.5138% 11/25/37 (l)		11,515,175	10,918,888
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3538% 6/25/37 (l)		1,501,875	1,245,272
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)		1,012,699	1,017,762
Swift Master Auto Receivables Trust Series 2007-2 Class A, 0.9259% 10/15/12 (l)		2,867,000	2,863,984
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1238% 9/25/34 (l)		28,819	18,087
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (f)		349,000	331,550
Class IV, 6.84% 5/22/37 (f)		235,000	152,750
Series 2003-1A Class B2, 5.4802% 12/28/38 (f)		111,000	77,700
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0936% 4/6/42 (f)(l)		2,596,888	129,844
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13		659,323	673,968
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (f)		97,361	97,624
Series 2006-2A:
Class B, 5.29% 6/20/12 (f)		383,808	385,934
Class D, 5.54% 12/20/12 (f)		583,000	592,580
Class E, 7.05% 5/20/14 (f)		1,390,000	1,415,455
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7835% 9/25/26 (f)(l)		$ 400,000	$ 108,000
Series 2006-1A:
Class A1A, 0.7983% 9/25/26 (f)(l)		330,000	267,300
Class A1B, 0.8683% 9/25/26 (f)(l)		330,000	249,150
Class A2A, 0.7583% 9/25/26 (f)(l)		1,186,000	984,380
Class F, 1.6883% 9/25/26 (f)(l)		250,000	140,000
Class G, 1.8883% 9/25/26 (f)(l)		250,000	132,500
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)		887,552	0
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7759% 8/15/15 (f)(l)		8,530,177	8,453,875
Series 2007-A4A Class A4, 5.2% 10/15/14 (f)		10,589,000	10,645,906
Series 2007-A5A Class A5, 1.0259% 10/15/14 (f)(l)		1,500,000	1,500,552
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(f)		7,576	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2978% 10/25/44 (f)(l)		1,789,540	590,548
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 1.1891% 11/21/40 (f)(l)		305,000	18,300
TOTAL ASSET-BACKED SECURITIES (Cost $293,376,332)			303,926,817
Collateralized Mortgage Obligations - 1.8%

Private Sponsor - 1.8%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3276% 3/25/18 (l)		116,633	48,986
Series 2003-9 Class B5, 4.5164% 8/25/18 (f)		227,235	22,724
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.9575% 4/12/56 (f)(l)		1,428,375	857,025
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6987% 4/10/49 (l)		106,000	25,630
Class C, 5.6987% 4/10/49 (l)		281,000	47,381
Class D, 5.6987% 4/10/49 (l)		141,000	20,972
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4859% 3/15/22 (f)(l)		939,527	910,272
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.6145% 1/25/34 (l)		2,089,842	1,868,865
Series 2004-1 Class 2A2, 3.6636% 10/25/34 (l)		2,207,654	1,964,031
Series 2004-A Class 2A2, 3.5151% 2/25/34 (l)		1,272,784	1,121,285
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (l)		$ 144,623	$ 127,742
Class 2A2, 3.0586% 3/25/34 (l)		5,993,017	5,472,618
Series 2004-D Class 2A2, 2.9566% 5/25/34 (l)		2,041,492	1,899,047
Series 2004-G Class 2A7, 3.195% 8/25/34 (l)		1,808,965	1,574,005
Series 2004-H Class 2A1, 3.7091% 9/25/34 (l)		1,650,985	1,443,289
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (f)(l)(n)		12,079,732	942,219
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5438% 1/25/35 (l)		2,310,889	1,816,889
Bear Stearns Commercial Mortgage Securities Trust:
Series 2006-BBA7 Class C, 0.5159% 3/15/19 (f)(l)		350,000	298,481
Series 2006-T24 Class X2, 0.4276% 10/12/41 (f)(l)(n)		4,530,945	50,187
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.2363% 2/25/37 (l)		1,603,363	1,535,565
Series 2007-A2 Class 2A1, 3.4095% 7/25/37 (l)		380,330	363,066
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0914% 12/10/49 (l)		1,902,000	2,031,218
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 2.7498% 8/25/34 (l)		1,635,284	1,522,264
Class A4, 2.489% 8/25/34 (l)		1,442,421	1,368,454
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)		2,125,000	425,000
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7759% 7/16/34 (f)(l)		1,902,000	1,854,248
Countrywide Alternative Loan Trust:
planned amortization class Series 2003-5T2 Class A2, 0.6638% 5/25/33 (l)		13,960	13,831
Series 2006-OC5N Class N, 7.25% 7/25/37 (f)		78,237	0
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		72,728	10,909
Series 2003-35 Class B, 4.6396% 9/25/18 (l)		120,783	12,078
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 2.8818% 11/25/34 (l)		1,314,897	1,267,706
Series 2003-17 Class B4, 5.389% 6/25/33 (f)(l)		316,588	56,986
Series 2004-3 Class DB4, 5.8304% 4/25/34 (l)		75,154	1,879
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.9938% 11/25/35 (l)		34,827,510	19,627,179
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
CWALT, Inc.: - continued
floater Series 2005-56:
Class 2A3, 1.9017% 11/25/35 (l)		$ 8,427,023	$ 4,710,189
Series 2005-56:
Class 4A1, 0.5738% 11/25/35 (l)		6,894,762	3,940,086
Class 5A1, 0.5838% 11/25/35 (l)		10,062,865	5,315,946
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3566% 11/19/37 (l)		56,339	55,911
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.9962% 10/25/34 (l)		1,938,626	1,838,735
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.6847% 10/18/54 (f)(l)		3,491,000	3,414,896
Class C2, 0.9947% 10/18/54 (f)(l)		1,170,000	1,129,518
Class M2, 0.7747% 10/18/54 (f)(l)		2,005,000	1,931,818
Freddie Mac Series 2010 K7 Class B, 5.4341% 4/25/20 (f)(l)		300,000	265,140
FREMF Mortgage Trust Series 2010-K6 Class B, 5.3574% 12/26/46 (f)(l)		550,000	479,241
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (f)		273,987	2,603
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (f)		112,452	11,245
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.8155% 11/20/56 (f)(l)		2,852,000	2,694,284
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.9975% 10/11/41 (f)(l)		3,114,000	3,067,290
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8163% 12/20/54 (l)		205,017	89,182
Series 2006-1A Class C2, 0.8663% 12/20/54 (f)(l)		6,523,000	2,870,120
Series 2006-2 Class C1, 0.7363% 12/20/54 (l)		5,398,000	2,402,110
Series 2006-3 Class C2, 0.7663% 12/20/54 (l)		1,124,000	507,350
Series 2006-4:
Class B1, 0.3563% 12/20/54 (l)		4,521,000	3,368,145
Class C1, 0.6463% 12/20/54 (l)		2,767,000	1,217,480
Class M1, 0.4363% 12/20/54 (l)		1,190,000	767,550
Series 2007-1:
Class 1C1, 0.5663% 12/20/54 (l)		2,234,000	994,130
Class 1M1, 0.4163% 12/20/54 (l)		1,493,000	955,520
Class 2C1, 0.6963% 12/20/54 (l)		1,015,000	451,675
Class 2M1, 0.5163% 12/20/54 (l)		1,917,000	1,226,880
Series 2007-2 Class 2C1, 0.7019% 12/17/54 (l)		2,654,000	1,154,490
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9713% 1/20/44 (l)		430,241	236,583
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
GSR Mortgage Loan Trust:
floater Series 2007-AR1 Class 6A1, 4.7728% 3/25/37 (l)		$ 10,185,557	$ 9,922,841
Series 2007-AR2 Class 2A1, 3.1041% 4/25/35 (l)		782,747	672,839
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4866% 5/19/35 (l)		385,030	241,807
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (l)		123,497	126,115
Class A3, 5.447% 6/12/47 (l)		3,606,000	3,847,577
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9219% 8/25/36 (l)		2,600,000	2,210,499
Series 2004-A3 Class 4A1, 4.2862% 7/25/34 (l)		2,250,884	2,182,661
Series 2004-A5 Class 2A1, 2.8213% 12/25/34 (l)		2,015,898	1,835,559
Series 2006-A2 Class 5A1, 3.3347% 11/25/33 (l)		3,391,893	3,178,182
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (f)		26,448	26,652
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39		857,000	924,089
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.5038% 4/25/36 (l)		18,459,255	10,202,845
Series 2006-5 Class A1A, 0.4538% 7/25/36 (l)		14,442,196	7,728,429
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4738% 5/25/47 (l)		3,687,327	2,311,229
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4938% 10/25/36 (l)		547,000	2,615
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4338% 2/25/37 (l)		8,493,813	5,668,401
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.446% 6/15/22 (f)(l)		251,984	216,706
Class C, 0.466% 6/15/22 (f)(l)		1,559,607	1,325,666
Class D, 0.476% 6/15/22 (f)(l)		600,006	498,005
Class E, 0.486% 6/15/22 (f)(l)		959,771	729,426
Class F, 0.516% 6/15/22 (f)(l)		1,545,171	1,097,071
Class G, 0.586% 6/15/22 (f)(l)		359,765	244,640
Class H, 0.606% 6/15/22 (f)(l)		720,211	453,733
Class J, 0.646% 6/15/22 (f)(l)		840,246	445,330
Class TM, 0.776% 6/15/22 (f)(l)		1,549,424	1,340,251
Merrill Lynch Mortgage Investors Trust:
Series 1998-C3 Class F, 6% 12/15/30 (f)		930,000	905,076
Series 2004-A4 Class A1, 2.8028% 8/25/34 (l)		2,347,930	2,229,059
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust: - continued
Series 2005-A2 Class A7, 2.8016% 2/25/35 (l)		$ 1,960,183	$ 1,805,704
Series 2006-A6 Class A4, 3.5975% 10/25/33 (l)		1,675,380	1,499,242
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (f)		101,000	102,811
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (l)		8,143,000	8,706,213
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5538% 7/25/35 (l)		2,467,653	1,945,208
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5638% 3/25/37 (l)		2,994,072	206,765
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.9% 10/25/35 (l)		3,497,088	2,955,046
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6434% 7/10/35 (f)(l)		1,985,779	1,105,682
Class B6, 3.1434% 7/10/35 (f)(l)		442,756	216,331
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 1.4017% 1/25/46 (l)		15,143,171	8,252,080
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31		1,126,716	1,140,318
Series 2004-SL3 Class A1, 7% 8/25/16		77,369	75,208
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7138% 6/25/33 (f)(l)		484,454	384,008
RESIX Finance Ltd. floater Series 2007-A Class BB, 3.6259% 2/15/39 (f)(l)		65,240	111
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)		268,000	267,342
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (l)		40,340	21,099
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4538% 7/25/46 (l)		29,127,201	17,421,556
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3532% 4/25/33 (l)		693,273	671,677
Series 2003-20 Class 1A1, 5.5% 7/25/33		617,012	631,218
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5288% 9/25/36 (l)		3,273,627	1,868,245
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.8215% 8/25/33 (l)		1,186,592	1,129,715
Series 2005-AR3 Class A2, 2.727% 3/25/35 (l)		3,106,840	2,722,051
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (f)		221,447	33,217
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2004-EE Class 2A2, 2.902% 12/25/34 (l)		$ 1,055,397	$ 982,610
Series 2004-H Class A1, 4.5346% 6/25/34 (l)		2,154,220	2,068,322
Series 2004-W Class A9, 2.9891% 11/25/34 (l)		3,483,000	3,326,041
Series 2005-AR10 Class 2A2, 2.9141% 6/25/35 (l)		2,508,372	2,418,285
Series 2005-AR12:
Class 2A5, 2.9082% 7/25/35 (l)		9,260,000	8,654,447
Class 2A6, 2.9082% 7/25/35 (l)		1,091,974	1,016,322
Series 2005-AR2:
Class 1A2, 2.8803% 3/25/35 (l)		3,776,637	2,146,068
Class 2A2, 2.8765% 3/25/35 (l)		3,093,130	2,862,511
Series 2005-AR3 Class 2A1, 2.9468% 3/25/35 (l)		1,837,041	1,656,675
TOTAL PRIVATE SPONSOR			234,559,579
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17		381,058	412,057
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $197,073,880)			234,971,636
Commercial Mortgage Securities - 6.4%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.6374% 2/14/29 (f)(l)		800,000	776,880
Series 1997-D4:
Class B1, 7.525% 4/14/29		210,000	219,954
Class B2, 7.525% 4/14/29		1,498,104	1,550,837
Class B5, 7.525% 4/14/29		129,000	83,016
Series 1997-D5:
Class A2, 6.8128% 2/14/43 (l)		1,399,000	1,521,095
Class A3, 6.8628% 2/14/43 (l)		1,510,000	1,638,337
Class A5, 6.9328% 2/14/43 (l)		256,000	275,727
Class A6, 7.1828% 2/14/43 (l)		2,470,000	2,640,953
Class A7, 7.4228% 2/14/43 (l)		820,000	873,384
Class PS1, 1.387% 2/14/43 (l)(n)		5,849,348	172,395
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7202% 5/10/45 (l)		2,221,000	2,389,961
Series 2006-4 Class A1, 5.363% 7/10/46 (l)		342,144	344,519
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-5:
Class A1, 5.185% 9/10/47		$ 814,862	$ 820,947
Class A2, 5.317% 9/10/47		7,342,000	7,692,014
Class A3, 5.39% 9/10/47		2,653,000	2,861,396
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,966,996
Series 2007-2 Class A1, 5.421% 4/10/49		444,304	456,800
Series 2007-4 Class A3, 5.811% 2/10/51 (l)		1,897,000	2,044,458
Series 2006-6 Class E, 5.619% 10/10/45 (f)		1,098,000	200,318
Series 2007-3:
Class A3, 5.6578% 6/10/49 (l)		3,176,000	3,402,940
Class A4, 5.6578% 6/10/49 (l)		3,965,000	3,990,256
Series 2008-1 Class D, 6.4159% 2/10/51 (f)(l)		125,000	40,620
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,339,834
Series 2002-2 Class F, 5.487% 7/11/43		415,000	399,457
Series 2004-2:
Class A3, 4.05% 11/10/38		2,097,672	2,125,097
Class A4, 4.153% 11/10/38		2,412,000	2,493,303
Series 2004-4 Class A3, 4.128% 7/10/42		118,932	118,851
Series 2005-1 Class A3, 4.877% 11/10/42		3,450,837	3,467,363
Series 2006-1 Class A1, 5.219% 9/10/45 (l)		1,199,820	1,203,937
Series 2007-1 Class A2, 5.381% 1/15/49		4,040,000	4,169,308
Series 2001-3 Class H, 6.562% 4/11/37 (f)		1,472,000	1,456,505
Series 2001-PB1:
Class J, 7.166% 5/11/35 (f)		474,000	456,262
Class K, 6.15% 5/11/35 (f)		885,000	797,352
Series 2003-1 Class G, 5.608% 9/11/36 (f)		310,000	304,070
Series 2003-2 Class XP, 0.307% 3/11/41 (f)(l)(n)		16,252,068	10,676
Series 2004-1 Class F, 5.279% 11/10/39 (f)		185,000	142,586
Series 2004-4:
Class K, 4.637% 7/10/42 (f)(l)		300,000	1,170
Class L, 4.637% 7/10/42 (f)(l)		280,000	504
Series 2004-5 Class G, 5.3157% 11/10/41 (f)(l)		195,000	115,537
Series 2005-1 Class CJ, 5.1705% 11/10/42 (l)		550,000	534,378
Series 2005-3 Series A3B, 5.09% 7/10/43 (l)		5,908,000	6,314,511
Series 2005-6:
Class A3, 5.1778% 9/10/47 (l)		3,423,000	3,536,015
Class AJ, 5.1778% 9/10/47 (l)		300,000	274,926
Series 2007-1 Class B, 5.543% 1/15/49		1,146,000	375,943
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Large Loan, Inc. floater:
sequential payer:
Series 2005-MIB1:
Class B, 0.5359% 3/15/22 (f)(l)		$ 390,000	$ 339,573
Class C, 0.5859% 3/15/22 (f)(l)		817,000	669,940
Class D, 0.6359% 3/15/22 (f)(l)		826,000	644,280
Class E, 0.6759% 3/15/22 (f)(l)		684,000	513,479
Class F, 0.7459% 3/15/22 (f)(l)		615,784	431,049
Class G, 0.8059% 3/15/22 (f)(l)		399,119	259,427
Class J, 1.3259% 3/15/22 (f)(l)		288,000	187,200
Series 2006-BIX1:
Class C, 0.4559% 10/15/19 (f)(l)		1,222,000	1,014,260
Class D, 0.4859% 10/15/19 (f)(l)		1,494,000	1,254,960
Class E, 0.5159% 10/15/19 (f)(l)		1,385,000	1,147,057
Class F, 0.5859% 10/15/19 (f)(l)		3,150,730	2,534,132
Class G, 0.6059% 10/15/19 (f)(l)		1,245,579	867,670
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1138% 12/25/33 (f)(l)		81,882	48,310
Series 2004-1:
Class A, 0.6238% 4/25/34 (f)(l)		1,447,099	1,143,208
Class B, 2.1638% 4/25/34 (f)(l)		162,240	81,120
Class M1, 0.8238% 4/25/34 (f)(l)		130,261	88,577
Class M2, 1.4638% 4/25/34 (f)(l)		120,343	68,596
Series 2004-2:
Class A, 0.6938% 8/25/34 (f)(l)		1,138,710	899,581
Class M1, 0.8438% 8/25/34 (f)(l)		191,677	120,756
Series 2004-3:
Class A1, 0.6338% 1/25/35 (f)(l)		2,568,342	2,003,306
Class A2, 0.6838% 1/25/35 (f)(l)		368,554	239,560
Class M1, 0.7638% 1/25/35 (f)(l)		443,356	285,964
Class M2, 1.2638% 1/25/35 (f)(l)		205,441	127,374
Series 2005-2A:
Class A1, 0.5738% 8/25/35 (f)(l)		1,981,934	1,478,523
Class M1, 0.6938% 8/25/35 (f)(l)		98,703	56,764
Class M2, 0.7438% 8/25/35 (f)(l)		162,793	89,927
Class M3, 0.7638% 8/25/35 (f)(l)		90,069	45,863
Class M4, 0.8738% 8/25/35 (f)(l)		82,680	39,306
Series 2005-3A:
Class A1, 0.5838% 11/25/35 (f)(l)		724,981	539,603
Class A2, 0.6638% 11/25/35 (f)(l)		718,453	463,402
Class M1, 0.7038% 11/25/35 (f)(l)		85,747	43,619
Class M2, 0.7538% 11/25/35 (f)(l)		108,865	51,286
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class M3, 0.7738% 11/25/35 (f)(l)		$ 97,432	$ 44,195
Class M4, 0.8638% 11/25/35 (f)(l)		121,391	52,113
Series 2005-4A:
Class A2, 0.6538% 1/25/36 (f)(l)		1,683,218	1,077,260
Class B1, 1.6638% 1/25/36 (f)(l)		145,459	48,001
Class M1, 0.7138% 1/25/36 (f)(l)		542,974	282,346
Class M2, 0.7338% 1/25/36 (f)(l)		162,892	79,817
Class M3, 0.7638% 1/25/36 (f)(l)		237,891	109,430
Class M4, 0.8738% 1/25/36 (f)(l)		131,567	52,627
Class M5, 0.9138% 1/25/36 (f)(l)		131,567	50,653
Class M6, 0.9638% 1/25/36 (f)(l)		139,739	50,306
Series 2006-1:
Class A2, 0.6238% 4/25/36 (f)(l)		256,717	172,000
Class M1, 0.6438% 4/25/36 (f)(l)		91,817	45,798
Class M2, 0.6638% 4/25/36 (f)(l)		97,010	46,526
Class M3, 0.6838% 4/25/36 (f)(l)		83,470	36,168
Class M4, 0.7838% 4/25/36 (f)(l)		47,300	17,998
Class M5, 0.8238% 4/25/36 (f)(l)		45,908	17,528
Class M6, 0.9038% 4/25/36 (f)(l)		91,538	35,187
Series 2006-2A:
Class A1, 0.4938% 7/25/36 (f)(l)		4,653,315	3,594,685
Class A2, 0.5438% 7/25/36 (f)(l)		230,216	156,662
Class B1, 1.1338% 7/25/36 (f)(l)		86,196	22,342
Class B3, 2.9638% 7/25/36 (f)(l)		130,229	24,131
Class M1, 0.5738% 7/25/36 (f)(l)		241,544	114,830
Class M2, 0.5938% 7/25/36 (f)(l)		170,421	77,916
Class M3, 0.6138% 7/25/36 (f)(l)		141,361	58,029
Class M4, 0.6838% 7/25/36 (f)(l)		95,456	37,982
Class M5, 0.7338% 7/25/36 (f)(l)		117,324	42,190
Class M6, 0.8038% 7/25/36 (f)(l)		175,051	54,598
Series 2006-3A:
Class B1, 1.0638% 10/25/36 (f)(l)		153,228	30,646
Class B2, 1.6138% 10/25/36 (f)(l)		110,517	19,341
Class B3, 2.8638% 10/25/36 (f)(l)		179,849	28,776
Class M4, 0.6938% 10/25/36 (f)(l)		169,345	54,190
Class M5, 0.7438% 10/25/36 (f)(l)		202,730	56,765
Class M6, 0.8238% 10/25/36 (f)(l)		396,827	95,238
Series 2006-4A:
Class A1, 0.4938% 12/25/36 (f)(l)		879,858	654,175
Class A2, 0.5338% 12/25/36 (f)(l)		4,476,943	2,845,993
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class B1, 0.9638% 12/25/36 (f)(l)		$ 136,886	$ 33,031
Class B2, 1.5138% 12/25/36 (f)(l)		139,528	27,208
Class B3, 2.7138% 12/25/36 (f)(l)		237,606	26,731
Class M1, 0.5538% 12/25/36 (f)(l)		286,388	134,173
Class M2, 0.5738% 12/25/36 (f)(l)		190,925	81,907
Class M3, 0.6038% 12/25/36 (f)(l)		193,596	75,754
Class M4, 0.6638% 12/25/36 (f)(l)		231,647	82,466
Class M5, 0.7038% 12/25/36 (f)(l)		212,955	71,510
Class M6, 0.7838% 12/25/36 (f)(l)		190,925	60,810
Series 2007-1:
Class A2, 0.5338% 3/25/37 (f)(l)		976,666	615,300
Class B1, 0.9338% 3/25/37 (f)(l)		310,738	68,362
Class B2, 1.4138% 3/25/37 (f)(l)		225,301	41,681
Class B3, 3.6138% 3/25/37 (f)(l)		616,916	92,537
Class M1, 0.5338% 3/25/37 (f)(l)		273,413	123,036
Class M2, 0.5538% 3/25/37 (f)(l)		204,208	79,641
Class M3, 0.5838% 3/25/37 (f)(l)		181,105	63,387
Class M4, 0.6338% 3/25/37 (f)(l)		145,550	46,576
Class M5, 0.6838% 3/25/37 (f)(l)		227,206	65,890
Class M6, 0.7638% 3/25/37 (f)(l)		318,104	77,936
Series 2007-2A:
Class A1, 0.5338% 7/25/37 (f)(l)		869,083	608,358
Class A2, 0.5838% 7/25/37 (f)(l)		812,041	422,261
Class B1, 1.8638% 7/25/37 (f)(l)		250,086	37,513
Class B2, 2.5138% 7/25/37 (f)(l)		216,518	32,478
Class B3, 3.6138% 7/25/37 (f)(l)		243,430	31,646
Class M1, 0.6338% 7/25/37 (f)(l)		285,143	108,354
Class M2, 0.6738% 7/25/37 (f)(l)		155,814	46,744
Class M3, 0.7538% 7/25/37 (f)(l)		157,987	36,337
Class M4, 0.9138% 7/25/37 (f)(l)		311,919	62,384
Class M5, 1.0138% 7/25/37 (f)(l)		274,963	46,744
Class M6, 1.2638% 7/25/37 (f)(l)		348,635	54,038
Series 2007-3:
Class A2, 0.5538% 7/25/37 (f)(l)		914,846	558,239
Class B1, 1.2138% 7/25/37 (f)(l)		222,359	50,431
Class B2, 1.8638% 7/25/37 (f)(l)		556,445	121,583
Class B3, 4.2638% 7/25/37 (f)(l)		295,606	60,984
Class M1, 0.5738% 7/25/37 (f)(l)		198,696	89,135
Class M2, 0.6038% 7/25/37 (f)(l)		212,966	78,776
Class M3, 0.6338% 7/25/37 (f)(l)		335,582	108,259
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M4, 0.7638% 7/25/37 (f)(l)		$ 526,914	$ 158,232
Class M5, 0.8638% 7/25/37 (f)(l)		273,310	77,292
Class M6, 1.0638% 7/25/37 (f)(l)		208,406	49,955
Series 2007-4A:
Class B1, 2.8138% 9/25/37 (f)(l)		331,217	33,122
Class B2, 3.7138% 9/25/37 (f)(l)		1,205,075	108,457
Class M1, 1.2138% 9/25/37 (f)(l)		318,490	85,992
Class M2, 1.3138% 9/25/37 (f)(l)		318,490	73,253
Class M4, 1.8638% 9/25/37 (f)(l)		814,589	146,626
Class M5, 2.0138% 9/25/37 (f)(l)		814,589	122,188
Class M6, 2.2138% 9/25/37 (f)(l)		816,170	97,940
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(n)		4,703,389	157,564
Series 2007-5A Class IO, 3.047% 10/25/37 (f)(l)(n)		10,714,505	1,157,167
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6234% 3/11/39 (l)		450,000	399,179
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class D, 0.5359% 3/15/19 (f)(l)		200,000	169,173
Class E, 0.5959% 3/15/19 (f)(l)		365,000	299,101
Class F, 0.6159% 3/15/19 (f)(l)		160,000	125,770
Class G, 0.7159% 3/15/19 (f)(l)		1,020,386	745,872
Class H, 0.9259% 3/15/19 (f)(l)		541,917	304,341
Class J, 1.1259% 3/15/19 (f)(l)		407,118	219,641
Series 2007-BBA8:
Class D, 0.5259% 3/15/22 (f)(l)		655,330	380,091
Class E, 0.5759% 3/15/22 (f)(l)		3,607,157	1,983,936
Class F, 0.6259% 3/15/22 (f)(l)		2,235,922	1,140,320
Class G, 0.6759% 3/15/22 (f)(l)		537,549	258,024
Class H, 0.8259% 3/15/22 (f)(l)		655,330	262,132
Class J, 0.9759% 3/15/22 (f)(l)		655,330	209,706
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39		670,528	682,081
Series 2004-PWR3 Class A3, 4.487% 2/11/41		1,902,925	1,933,895
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	566,892
Series 2006-T24 Class A1, 4.905% 10/12/41 (l)		1,532,220	1,559,889
Series 2007-PW16 Class A4, 5.7172% 6/11/40 (l)		1,112,000	1,171,472
Series 2007-PW17 Class A1, 5.282% 6/11/50		892,295	910,745
Series 2007-T26 Class A1, 5.145% 1/12/45 (l)		498,561	510,803
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 1999-C1:
Class G, 5.64% 2/14/31 (f)		$ 70,000	$ 64,139
Class I, 5.64% 2/14/31 (f)		205,000	63,720
Series 2003-PWR2 Class X2, 0.4686% 5/11/39 (f)(l)(n)		14,745,455	77,585
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	7,116,337
Series 2006-PW14 Class X2, 0.6529% 12/11/38 (f)(l)(n)		25,773,245	462,351
Series 2006-T22:
Class A4, 5.4623% 4/12/38 (l)		237,000	262,020
Class B, 5.4623% 4/12/38 (f)(l)		200,000	168,511
Series 2007-BBA8:
Class K, 1.4759% 3/15/22 (f)(l)		120,000	32,400
Class L, 2.1759% 3/15/22 (f)(l)		253,568	55,785
Series 2007-PW15 Class A1, 5.016% 2/11/44		417,961	427,490
Series 2007-PW16:
Class B, 5.7172% 6/11/40 (f)(l)		304,000	109,502
Class C, 5.7172% 6/11/40 (f)(l)		255,000	79,093
Class D, 5.7172% 6/11/40 (f)(l)		255,000	67,292
Series 2007-PW18 Class X2, 0.3206% 6/11/50 (f)(l)(n)		177,669,388	2,278,059
Series 2007-T28:
Class A1, 5.422% 9/11/42		279,634	289,179
Class X2, 0.1751% 9/11/42 (f)(l)(n)		88,855,592	692,967
C-BASS Trust floater Series 2006-SC1 Class A, 0.5338% 5/25/36 (f)(l)		925,172	546,311
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)		2,235,000	2,409,259
Class XCL, 2.1172% 5/15/35 (f)(l)(n)		24,788,523	692,153
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (f)		800,000	608,718
Series 1998-2 Class J, 6.39% 11/18/30 (f)		489,107	104,082
Series 1999-2:
Class E, 7.734% 1/15/32		82,554	82,335
Class F, 7.734% 1/15/32		413,000	411,573
Series 2001-245 Class A2, 6.275% 2/12/16 (f)(l)		1,888,017	1,919,168
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (f)		290,000	301,293
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Citigroup Commercial Mortgage Trust:
floater:
Series 2006-FL2:
Class F, 0.5819% 8/15/21 (f)(l)		$ 678,000	$ 593,853
Class G, 0.6019% 8/15/21 (f)(l)		542,222	437,980
Class H, 0.6419% 8/15/21 (f)(l)		433,548	324,472
Series 2007-FL3A:
Class MLA1, 1.0759% 4/15/22 (f)(l)		291,000	243,812
Classs MLA2, 1.3259% 4/15/22 (f)(l)		129,000	105,320
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	10,704,243
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (f)		3,198,044	2,956,826
Series 2007-C6:
Class A1, 5.622% 12/10/49 (l)		10,665,557	10,857,275
Class A4, 5.6985% 12/10/49 (l)		5,830,000	6,204,389
Series 2007-FL3A Class A2, 0.4159% 4/15/22 (f)(l)		6,878,000	5,916,260
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49		321,603	324,829
Class A2A, 5.237% 12/11/49		11,693,000	12,023,889
Class A4, 5.322% 12/11/49		10,093,000	10,282,783
Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,958,018
Class C, 5.476% 12/11/49		3,581,000	1,002,680
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)(l)	CAD	138,000	71,343
Class G, 5.01% 5/15/44 (f)(l)	CAD	30,000	13,921
Class H, 5.01% 5/15/44 (f)(l)	CAD	20,000	7,834
Class J, 5.01% 5/15/44 (f)(l)	CAD	20,000	7,135
Class K, 5.01% 5/15/44 (f)(l)	CAD	10,000	2,986
Class L, 5.01% 5/15/44 (f)(l)	CAD	36,000	9,879
Class M, 5.01% 5/15/44 (f)(l)	CAD	165,000	41,732
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8179% 5/15/46 (l)		1,902,000	2,033,310
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	798,840
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5059% 4/15/17 (f)(l)		4,261,000	3,621,850
Class C, 0.5459% 4/15/17 (f)(l)		1,531,000	1,255,420
Class D, 0.5859% 4/15/17 (f)(l)		950,056	741,044
Class E, 0.6459% 4/15/17 (f)(l)		802,445	601,834
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-F10A:
Class F, 0.6859% 4/15/17 (f)(l)		$ 171,562	$ 118,378
Class G, 0.8259% 4/15/17 (f)(l)		171,562	108,084
Class H, 0.8959% 4/15/17 (f)(l)		171,562	89,212
Class J, 1.1259% 4/15/17 (f)(l)		131,565	52,626
Series 2005-FL11:
Class B, 0.5259% 11/15/17 (f)(l)		232,354	220,736
Class C, 0.5759% 11/15/17 (f)(l)		1,913,631	1,760,540
Class D, 0.6159% 11/15/17 (f)(l)		99,518	89,566
Class E, 0.6659% 11/15/17 (f)(l)		353,792	307,799
Class F, 0.7259% 11/15/17 (f)(l)		245,114	200,994
Class G, 0.7759% 11/15/17 (f)(l)		169,901	118,931
Series 2006-FL12 Class AJ, 0.4059% 12/15/20 (f)(l)		2,710,000	2,249,300
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (l)		28,687	28,668
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,647,875
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (f)		3,216,000	3,226,318
Series 2007-C9 Class A4, 5.8157% 12/10/49 (l)		4,209,000	4,555,588
Series 2001-J1A Class F, 6.958% 2/16/34 (f)		600,000	605,247
Series 2001-J2A Class F, 7.0306% 7/16/34 (f)(l)		199,000	167,245
Series 2004-LBN2 Class X2, 0.8492% 3/10/39 (f)(l)(n)		3,747,116	13,653
Series 2006-C8:
Class B, 5.44% 12/10/46		3,294,000	1,026,809
Class XP, 0.4814% 12/10/46 (l)(n)		20,651,829	303,433
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (f)		98,665	101,030
Class G, 6.21% 7/15/31 (f)		554,000	566,045
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (f)(l)		204,930	212,347
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (f)		550,000	460,748
Series 1999-C2 Class G, 6% 11/17/32		302,000	293,628
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39		17,590,000	18,250,274
Series 2006-C5:
Class A1, 5.297% 12/15/39		76,945	77,044
Class AJ, 5.373% 12/15/39		3,852,000	2,435,370
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2:
Class A1, 5.269% 1/15/49		$ 37,660	$ 37,819
Class A2, 5.448% 1/15/49 (l)		10,150,000	10,406,568
Class A3, 5.542% 1/15/49 (l)		3,804,000	3,782,204
Series 2007-C3:
Class A1, 5.664% 6/15/39 (l)		13,235	13,221
Class A4, 5.7223% 6/15/39 (l)		1,144,000	1,135,584
Series 2006-C4 Class AAB, 5.439% 9/15/39		10,824,000	11,561,991
Series 2006-C5 Class ASP, 0.6707% 12/15/39 (l)(n)		13,910,240	206,146
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)		1,722,000	1,719,580
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6259% 4/15/22 (f)(l)		6,783,000	2,713,200
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.8759% 9/15/21 (f)(l)		270,312	195,543
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36		1,902,000	1,988,649
Series 2002-CP5 Class A1, 4.106% 12/15/35		137,212	140,474
Series 2004-C1:
Class A3, 4.321% 1/15/37		471,381	477,932
Class A4, 4.75% 1/15/37		884,000	921,198
Series 1997-C2 Class F, 7.46% 1/17/35 (l)		929,000	1,027,438
Series 1998-C1:
Class D, 7.17% 5/17/40		106,971	107,711
Class F, 6% 5/17/40 (f)		659,000	656,763
Class H, 6% 5/17/40 (f)		130,000	11,597
Series 1998-C2 Class F, 6.75% 11/11/30 (f)		470,000	478,738
Series 1999-C1 Class E, 7.8879% 9/15/41 (l)		163,845	163,452
Series 2001-CK6 Class AX, 0.8793% 8/15/36 (l)(n)		5,070,486	39,736
Series 2001-CKN5 Class AX, 1.9642% 9/15/34 (f)(l)(n)		15,264,879	189,767
Series 2001-SPGA Class C, 6.809% 8/13/18 (f)		230,000	219,747
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	118,671
Class J, 4.231% 5/15/38 (f)		300,000	179,225
Series 2003-C4 Class ASP, 0.4351% 8/15/36 (f)(l)(n)		12,258,479	196
Series 2006-C1 Class A3, 5.5486% 2/15/39 (l)		10,043,000	10,870,985
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4259% 2/15/22 (f)(l)		721,000	483,070
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse Mortgage Capital Certificates: - continued
floater Series 2007-TFL1:
Class C:
0.4459% 2/15/22 (f)(l)		$ 1,864,711	$ 1,062,885
0.5459% 2/15/22 (f)(l)		665,993	306,357
Class F, 0.5959% 2/15/22 (f)(l)		1,331,815	546,044
Class L, 2.1759% 2/15/22 (f)(l)		100,000	2,000
sequential payer Series 2007-C1:
Class A1, 5.227% 2/15/40		109,867	111,289
Class A2, 5.268% 2/15/40		18,300,000	18,898,112
Series 2007-C1:
Class ASP, 0.4159% 2/15/40 (l)(n)		35,608,965	408,656
Class B, 5.487% 2/15/40 (f)(l)		2,907,000	348,840
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.5359% 5/15/23 (f)(l)		450,000	427,452
Class D, 0.7459% 5/15/23 (f)(l)		170,000	157,223
Class F, 0.8759% 5/15/23 (f)(l)		140,000	127,340
Series 2006-HC1A Class C, 0.6759% 5/15/23 (f)(l)		355,000	331,057
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (f)		500,000	220,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		400,000	331,540
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.2267% 6/10/31 (f)(l)		891,000	975,248
Series 2000-CKP1 Class B3, 8.1791% 11/10/33 (l)		230,000	229,552
First Union National Bank Commercial Mortgage Trust Series 2001-C4:
Class H, 7.036% 12/12/33 (f)		770,000	777,846
Class K, 6% 12/12/33 (f)		520,000	507,508
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33		679,000	687,075
Class G, 6.936% 3/15/33 (f)		1,252,000	1,252,228
Class H, 7.039% 3/15/33 (f)		63,000	62,908
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (f)(l)		443,000	463,727
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (f)		200,000	221,078
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (f)		625,000	584,375
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GE Capital Commercial Mortgage Corp.:
sequential payer:
Series 2000-1 Class A2, 6.496% 1/15/33		$ 242,872	$ 244,511
Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	11,419,597
Series 2001-1 Class X1, 1.0321% 5/15/33 (f)(l)(n)		18,284,871	80,808
Series 2001-3 Class C, 6.51% 6/10/38		287,000	292,260
Series 2002-1A Class H, 7.1591% 12/10/35 (f)(l)		65,000	62,940
Series 2004-C1 Class X2, 1.1164% 11/10/38 (f)(l)(n)		9,952,835	38,869
Series 2005-C1 Class B, 4.846% 6/10/48 (l)		543,000	385,731
Series 2007-C1 Class XP, 0.2009% 12/10/49 (l)(n)		37,275,811	232,400
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		468,006	115,509
Series 1997-C2:
Class F, 6.75% 4/15/29 (l)		1,068,773	1,122,726
Class G, 6.75% 4/15/29 (l)		504,000	515,472
Series 1999-C1 Class F, 6.02% 5/15/33 (f)		540,000	530,192
Series 1999-C2I Class K, 6.481% 9/15/33 (o)		385,000	21,560
Series 1999-C3:
Class G, 6.974% 8/15/36 (f)		133,630	134,180
Class J, 6.974% 8/15/36 (f)		226,000	225,990
Class K, 6.974% 8/15/36 (f)		427,000	248,604
Series 2000-C1:
Class H, 7% 3/15/33 (f)		40,835	40,819
Class K, 7% 3/15/33		90,000	72,996
Series 2002-C3 Class B, 5.101% 7/10/39		285,000	299,214
Series 2003-C3 Class X2, 0.6149% 4/10/40 (f)(l)(n)		10,107,146	19,306
Series 2005-C1 Class X2, 0.6565% 5/10/43 (l)(n)		7,558,172	74,044
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.49% 11/5/21 (f)(l)		715,000	529,721
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (f)		490,000	500,414
Series 2004-GG1 Class A4, 4.755% 6/10/36		524,933	528,245
Series 2007-GG11:
Class A1, 5.358% 12/10/49		1,848,848	1,918,544
Class A2, 5.597% 12/10/49		3,804,000	4,016,721
Series 2007-GG9 Class A4, 5.444% 3/10/39		5,530,000	5,792,039
Series 2002-C1:
Class H, 5.903% 1/11/35 (f)		97,000	92,493
Class J, 6.306% 1/11/35 (f)		760,000	703,589
Series 2003-C2:
Class J, 5.234% 1/5/36 (f)(l)		250,000	197,754
Class XP, 0.8232% 1/5/36 (f)(l)(n)		12,076,264	28,345
Series 2005-GG3 Class XP, 0.6925% 8/10/42 (f)(l)(n)		35,232,048	314,435
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2006-GG7:
Class A3, 5.8883% 7/10/38 (l)		$ 5,013,000	$ 5,443,316
Class A4, 5.8883% 7/10/38 (l)		9,540,000	10,386,007
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (f)(n)		45,214,389	470,614
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5353% 6/6/20 (f)(l)		96,000	87,408
Class D, 0.5753% 6/6/20 (f)(l)		453,000	391,603
Class E, 0.6653% 6/6/20 (f)(l)		526,000	441,928
Class F, 0.7353% 6/6/20 (f)(l)		835,001	669,793
Class J, 2.0453% 6/6/20 (f)(l)		250,000	127,349
Series 2007-EOP:
Class C, 0.6153% 3/6/20 (f)(l)		1,994,000	1,774,660
Class D, 0.6653% 3/6/20 (f)(l)		4,004,000	3,523,520
Class F, 0.7753% 3/6/20 (f)(l)		164,000	141,860
Class G, 0.8153% 3/6/20 (f)(l)		81,000	68,040
Class H, 0.9453% 3/6/20 (f)(l)		60,000	50,700
Class J, 1.1453% 3/6/20 (f)(l)		86,000	71,380
Class L, 1.5953% 3/1/20 (f)(l)		400,000	328,000
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38		590,000	613,109
Series 1997-GL Class G, 7.7695% 7/13/30 (l)		828,627	918,118
Series 1998-GLII Class G, 7.742% 4/13/31 (f)(l)		600,000	548,366
Series 2001-GL3A Class JGGP, 7.6436% 8/5/18 (f)(l)		350,000	245,000
Series 2005-GG4 Class XP, 0.7044% 7/10/39 (f)(l)(n)		35,965,436	428,057
Series 2006-GG6 Class A2, 5.506% 4/10/38		10,001,421	10,153,282
Series 2006-RR2:
Class M, 5.68% 6/1/46 (f)(l)		100,000	0
Class N, 5.68% 6/1/46 (f)(l)		100,000	0
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		2,852,000	2,925,656
Series 2007-GG10:
Class A1, 5.69% 8/10/45		583,171	601,505
Class A2, 5.778% 8/10/45		13,561,000	14,095,596
Class A4, 5.8077% 8/10/45 (l)		13,620,000	14,076,785
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C1 Class E, 6.135% 7/12/37 (f)		201,000	190,073
Series 2003-C1:
Class CM1, 5.5061% 1/12/37 (f)(l)		206,377	167,166
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2003-C1:
Class D, 5.192% 1/12/37		$ 230,000	$ 227,929
Series 2004-C1 Class X2, 0.9177% 1/15/38 (f)(l)(n)		2,942,268	12,487
Series 2004-CB8 Class X2, 1.0321% 1/12/39 (f)(l)(n)		2,940,154	16,299
Series 2009-IWST Class D, 7.6935% 12/5/27 (f)(l)		250,000	274,244
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2005-FL1A Class A2, 0.4559% 2/15/19 (f)(l)		379,864	358,566
Series 2006-FL1A Class E, 0.6459% 2/15/20 (f)(l)		155,269	122,711
Series 2006-FLA2:
Class A2, 0.4059% 11/15/18 (f)(l)		10,000,000	8,400,000
Class B, 0.4459% 11/15/18 (f)(l)		1,403,343	982,340
Class C, 0.4859% 11/15/18 (f)(l)		997,036	658,044
Class D, 0.5059% 11/15/18 (f)(l)		303,719	173,120
Class E, 0.5559% 11/15/18 (f)(l)		438,130	245,353
Class F, 0.6059% 11/15/18 (f)(l)		655,993	341,117
Class G, 0.6359% 11/15/18 (f)(l)		570,003	285,001
Class H, 0.7759% 11/15/18 (f)(l)		438,130	192,777
sequential payer:
Series 2006-CB14 Class A3B, 5.4835% 12/12/44 (l)		5,657,000	6,036,181
Series 2006-CB15 Class A3, 5.819% 6/12/43 (l)		2,864,000	3,045,727
Series 2006-LDP8 Class A4, 5.399% 5/15/45		1,210,000	1,298,084
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (l)		903,000	963,161
Class A3, 5.336% 5/15/47		9,409,000	9,796,998
Series 2007-CB19 Class A4, 5.7461% 2/12/49 (l)		6,670,000	6,995,309
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (l)		5,340,000	5,583,785
Series 2007-LDP10 Class A1, 5.122% 1/15/49		62,688	63,241
Series 2007-LDPX Class A3, 5.412% 1/15/49		5,234,000	5,353,212
Series 2004-CBX Class D, 5.097% 1/12/37 (l)		170,000	141,950
Series 2004-LDP4 Class D, 5.1488% 10/15/42 (l)		1,711,000	792,260
Series 2004-LN2 Class D, 5.2116% 7/15/41 (l)		420,000	363,731
Series 2005-CB13 Class E, 5.3519% 1/12/43 (f)(l)		963,000	89,115
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,527,952	10,913,494
Series 2006-CB17 Class A3, 5.45% 12/12/43		543,000	571,298
Series 2007-CB19:
Class B, 5.7461% 2/12/49 (l)		165,000	51,177
Class C, 5.7461% 2/12/49 (l)		424,000	131,510
Class D, 5.7461% 2/12/49 (l)		447,000	132,346
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LB Commercial Conduit Mortgage Trust:
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (l)		$ 364,000	$ 109,245
Class CS, 5.466% 1/15/49 (l)		157,000	40,397
Class ES, 5.541% 1/15/49 (f)(l)		983,000	69,293
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,295,956	1,375,357
Series 2000-C9 Class G, 6.25% 10/15/32 (f)		783,000	790,261
sequential payer Series 2007-C3 Class A4, 5.9499% 7/15/44 (l)		21,615,000	22,359,444
Series 1998-C1 Class D, 6.98% 2/18/30		709,466	713,953
Series 1998-C4 Class G, 5.6% 10/15/35 (f)		583,000	594,718
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27		339,221	345,293
Series 2001-C3 Class A1, 6.058% 6/15/20		8,836	8,852
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	141,356
Series 2005-C7:
Class AJ, 5.323% 11/15/40		500,000	450,521
Class AM, 5.263% 11/15/40 (l)		67,000	67,504
Series 2006-C1 Class A2, 5.084% 2/15/31		828,357	835,803
Series 2006-C3 Class A1, 5.478% 3/15/32		41,567	41,759
Series 2006-C6:
Class A1, 5.23% 9/15/39		194,132	194,284
Class A2, 5.262% 9/15/39 (l)		11,694,000	11,995,674
Series 2006-C7:
Class A1, 5.279% 11/15/38		496,918	505,978
Class A2, 5.3% 11/15/38		2,092,000	2,157,371
Class A3, 5.347% 11/15/38		1,417,000	1,502,438
Class AM, 5.378% 11/15/38		160,000	143,688
Series 2007-C1:
Class A1, 5.391% 2/15/40 (l)		216,855	220,911
Class A3, 5.398% 2/15/40		10,000,000	10,601,803
Class A4, 5.424% 2/15/40		5,434,000	5,703,289
Series 2007-C2 Class A3, 5.43% 2/15/40		3,967,000	4,085,930
Series 2007-C6 Class A2, 5.845% 7/15/40		9,949,374	10,380,980
Series 2000-C5 Class E, 7.29% 12/15/32		134,000	134,730
Series 2001-C3 Class B, 6.512% 6/15/36		3,676,000	3,800,169
Series 2001-C7 Class D, 6.514% 11/15/33		2,092,000	2,113,340
Series 2002-C1 Class J, 6.95% 3/15/34 (f)(l)		86,000	83,623
Series 2003-C7 Class L, 5.224% 7/15/37 (f)(l)		284,000	179,475
Series 2004-C2:
Class G, 4.595% 3/15/36 (f)(l)		225,000	179,886
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2004-C2:
Class K, 5.2578% 3/15/36 (f)(l)		$ 500,000	$ 219,394
Class XCP, 1.0459% 3/15/36 (f)(l)(n)		22,208,335	124,949
Series 2004-C4 Class A2, 4.567% 6/15/29 (l)		228,524	230,909
Series 2005-C2 Class AJ, 5.205% 4/15/30 (l)		740,000	677,857
Series 2005-C3 Class XCP, 0.7548% 7/15/40 (l)(n)		5,887,328	68,922
Series 2005-C5 Class A2, 4.885% 9/15/30		475,370	488,258
Series 2005-C7 Class C, 5.35% 11/15/40 (l)		686,000	472,616
Series 2006-C4:
Class AJ, 5.9022% 6/15/38 (l)		480,000	387,554
Class AM, 5.9022% 6/15/38 (l)		500,000	463,466
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (l)(n)		10,810,515	175,514
Series 2007-C1:
Class C, 5.533% 2/15/40 (l)		4,185,000	927,292
Class D, 5.563% 2/15/40 (l)		760,000	135,526
Class E, 5.582% 2/15/40 (l)		381,000	58,273
Class XCP, 0.3203% 2/15/40 (l)(n)		4,345,108	50,616
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)		2,376,000	2,450,526
Series 2007-C7:
Class A3, 5.866% 9/15/45		6,219,000	6,516,073
Class XCP, 0.2905% 9/15/45 (l)(n)		149,280,090	1,635,005
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (f)		544,000	555,053
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2004-LLFA Class J, 1.4759% 10/15/17 (f)(l)		160,000	141,457
Series 2006-LLFA:
Class D, 0.5059% 9/15/21 (f)(l)		608,683	467,127
Class E, 0.5659% 9/15/21 (f)(l)		2,196,145	1,664,618
Class F, 0.6159% 9/15/21 (f)(l)		1,143,094	852,703
Class G, 0.6359% 9/15/21 (f)(l)		2,258,211	1,563,720
Class H, 0.6759% 9/15/21 (f)(l)		582,579	253,957
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,574,741
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (f)		180,000	158,922
Class I11, 7.72% 2/26/28 (f)		100,000	82,980
Class I12, 7.72% 2/26/28 (f)		100,000	79,620
Class I9, 7.72% 2/26/28 (f)		153,200	143,702
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (l)		620,000	643,638
Series 1998-C3 Class E, 6.8483% 12/15/30 (l)		173,000	187,379
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42		$ 224,288	$ 225,393
Series 2007-C1 Class A1, 4.533% 6/12/50		459,925	464,433
Series 2004-KEY2 Class K, 5.091% 8/12/39 (f)(l)		100,000	4,000
Series 2004-MKB1 Class F, 5.509% 2/12/42 (f)(l)		180,000	172,149
Series 2005-CKI1 Class A3, 5.2324% 11/12/37 (l)		3,122,000	3,226,361
Series 2005-LC1 Class F, 5.3777% 1/12/44 (f)(l)		1,655,000	613,493
Series 2006-C1:
Class A2, 5.6099% 5/12/39 (l)		2,680,000	2,827,567
Class AJ, 5.6549% 5/12/39 (l)		160,000	132,010
Class AM, 5.6549% 5/12/39 (l)		100,000	91,480
Series 2006-KEY2 Class L, 5.091% 8/12/39 (f)		300,000	10,950
Series 2007-C1 Class A4, 5.826% 6/12/50 (l)		7,199,517	7,717,748
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,303,103
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4625% 12/12/49 (l)		887,000	861,816
sequential payer:
Series 2006-1 CLass A3, 5.4664% 2/12/39 (l)		2,024,000	2,126,233
Series 2006-4:
Class A2, 5.112% 12/12/49 (l)		1,075,000	1,105,640
Class ASB, 5.133% 12/12/49 (l)		1,636,000	1,754,779
Series 2007-5:
Class A1, 4.275% 8/12/48		47,514	47,787
Class A3, 5.364% 8/12/48		11,417,000	11,695,063
Class A4, 5.378% 8/12/48		76,000	74,277
Class B, 5.479% 2/12/17		5,706,000	1,005,087
Series 2007-6:
Class A1, 5.175% 3/12/51		100,852	102,370
Class A4, 5.485% 3/12/51 (l)		14,650,000	14,599,600
Series 2007-7 Class A4, 5.7485% 6/12/50 (l)		6,656,000	6,689,878
Series 2007-8 Class A1, 4.622% 8/12/49		393,501	401,942
Series 2006-4 Class XP, 0.6254% 12/12/49 (l)(n)		38,955,674	708,074
Series 2007-6 Class B, 5.635% 3/12/51 (l)		1,902,000	567,896
Series 2007-7 Class B, 5.75% 6/12/50		166,000	27,656
Series 2007-8 Class A3, 5.9564% 8/12/49 (l)		1,640,000	1,763,165
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.472% 7/15/19 (f)(l)		822,747	102,843
Class F, 0.592% 7/15/19 (f)(l)		1,830,000	1,665,300
Class G, 0.632% 7/15/19 (f)(l)		1,041,000	749,520
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2006-XLF:
Class H, 0.652% 7/15/19 (f)(l)		$ 550,000	$ 330,000
Class J, 0.702% 7/15/19 (f)(l)		354,000	141,600
Series 2007-XCLA Class A1, 0.472% 7/17/17 (f)(l)		2,532,688	1,392,979
Series 2007-XLCA Class B, 0.772% 7/17/17 (f)(l)		2,408,057	168,564
Series 2007-XLFA:
Class C, 0.432% 10/15/20 (f)(l)		1,092,000	464,100
Class D, 0.462% 10/15/20 (f)(l)		667,354	150,155
Class E, 0.522% 10/15/20 (f)(l)		834,661	104,333
Class F, 0.572% 10/15/20 (f)(l)		500,899	50,090
Class G, 0.612% 10/15/20 (f)(l)		619,188	46,439
Class H, 0.702% 10/15/20 (f)(l)		389,758	9,744
Class J, 0.852% 10/15/20 (f)(l)		444,903	11,123
Class MHRO, 0.962% 10/15/20 (f)(l)		605,197	121,039
Class MJPM, 1.272% 10/15/20 (f)(l)		183,182	137,386
Class MSTR, 0.972% 10/15/20 (f)(l)		343,918	68,784
Class NHRO, 1.162% 10/15/20 (f)(l)		918,469	128,586
Class NSTR, 1.122% 10/15/20 (f)(l)		315,384	44,154
sequential payer:
Series 2003-IQ5 Class X2, 0.8727% 4/15/38 (f)(l)(n)		5,855,645	48,440
Series 2004-RR2 Class A2, 5.45% 10/28/33 (f)		439,415	441,613
Series 2005-IQ9 Class A3, 4.54% 7/15/56		2,826,000	2,927,893
Series 2006-HQ10:
Class A1, 5.131% 11/12/41		297,009	300,305
Class AM, 5.36% 11/12/41		620,000	574,096
Series 2006-T23 Class A1, 5.682% 8/12/41		557,007	564,857
Series 2007-HQ11:
Class A1, 5.246% 2/12/44		364,158	370,977
Class A31, 5.439% 2/12/44 (l)		964,000	1,015,143
Series 2007-IQ13:
Class A1, 5.05% 3/15/44		371,125	376,536
Class A4, 5.364% 3/15/44		10,000,000	10,249,122
Series 2007-IQ14 Class A1, 5.38% 4/15/49		946,776	973,580
Series 2007-T25:
Class A1, 5.391% 11/12/49		263,354	270,564
Class A2, 5.507% 11/12/49		3,425,000	3,739,018
Series 1997-RR Class F, 7.4307% 4/30/39 (f)(l)		258,141	237,490
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)		223,000	122,650
Series 2003-IQ6 Class X2, 0.5807% 12/15/41 (f)(l)(n)		12,306,129	89,429
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
Series 2004-IQ7 Class E, 5.4008% 6/15/38 (f)(l)		$ 120,000	$ 60,000
Series 2004-RR2 Class C, 5.8799% 10/28/33 (f)(l)		280,000	216,300
Series 2005-HQ7:
Class E, 5.2057% 11/14/42 (l)		75,000	41,250
Class F, 5.2057% 11/14/42 (l)		305,000	152,500
Series 2005-IQ9 Class X2, 1.0854% 7/15/56 (f)(l)(n)		21,165,292	301,326
Series 2006-HQ10 Class X2, 0.4996% 11/12/41 (f)(l)(n)		10,225,268	111,358
Series 2006-HQ8 Class A3, 5.4379% 3/12/44 (l)		2,950,000	3,025,383
Series 2006-HQ9 Class B, 5.832% 7/12/44 (l)		2,823,000	2,089,020
Series 2006-IQ11:
Class A3, 5.7325% 10/15/42 (l)		3,157,000	3,368,217
Class A4, 5.7685% 10/15/42 (l)		570,000	633,936
Series 2006-IQ12:
Class AMFX, 5.37% 12/15/43		719,000	596,770
Class B, 5.468% 12/15/43		1,902,000	475,500
Series 2006-T23 Class A3, 5.8072% 8/12/41 (l)		972,000	1,047,864
Series 2007-HQ11 Class B, 5.538% 2/20/44 (l)		3,448,000	1,241,280
Series 2007-HQ12 Class A2, 5.6333% 4/12/49 (l)		12,865,871	13,152,826
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)		2,852,000	2,895,149
Class B, 5.7249% 4/15/49 (l)		469,000	112,560
Series 2007-XLC1:
Class C, 0.872% 7/17/17 (f)(l)		3,245,642	81,141
Class D, 0.972% 7/17/17 (f)(l)		1,526,121	38,153
Class E, 1.072% 7/17/17 (f)(l)		1,239,655	30,991
Morgan Stanley Dean Witter Capital I Trust:
sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31		18,894	19,306
Series 2000-PRIN Class C, 7.9522% 2/23/34 (l)		466,000	521,852
Series 2001-IQA Class F, 6.79% 12/18/32 (f)		194,900	197,494
Series 2001-TOP3 Class E, 7.2382% 7/15/33 (f)(l)		150,000	148,878
Series 2003-TOP9 Class E, 5.7399% 11/13/36 (f)(l)		78,000	70,414
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (f)		386,997	361,480
NationsLink Funding Corp. Series 1998-2:
Class F, 7.105% 8/20/30 (f)		593,935	641,673
Class G, 5% 8/20/30 (f)		361,875	376,796
Class J, 5% 8/20/30 (f)		195,000	173,843
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (f)		1,050,000	1,063,659
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)		$ 687,257	$ 687,257
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (f)		198,840	200,968
RBSCF Trust Series 2010-MB1 Class D, 4.8204% 4/15/24 (f)(l)		480,000	459,150
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38	CAD	107,000	66,372
Class G, 4.456% 9/12/38	CAD	54,000	31,817
Class H, 4.456% 9/12/38	CAD	36,000	20,160
Class J, 4.456% 9/12/38	CAD	36,000	19,099
Class K, 4.456% 9/12/38	CAD	18,000	8,510
Class L, 4.456% 9/12/38	CAD	26,000	11,633
Class M, 4.456% 9/12/38	CAD	128,859	28,520
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	78,768
Class G, 4.57% 4/12/23	CAD	42,000	24,945
Class H, 4.57% 4/12/23	CAD	42,000	23,713
Class J, 4.57% 4/12/23	CAD	42,000	22,555
Class K, 4.57% 4/12/23	CAD	21,000	10,733
Class L, 4.57% 4/12/23	CAD	63,000	30,665
Class M, 4.57% 4/12/23	CAD	185,000	38,844
Salomon Brothers Mortgage Securities VII, Inc.:
sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33		581,065	580,883
Series 2001-C1 Class E, 6.31% 12/18/35		135,000	133,898
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (f)(l)		192,000	167,040
Class F6, 6.5% 2/18/34 (f)(l)		43,000	35,690
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		214,601	223,538
Class F, 7.3% 10/12/34 (f)		473,000	479,662
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 6.071% 8/15/39 (l)		170,000	168,163
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (f)		1,616,000	1,647,248
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.8509% 7/15/24 (f)(l)		110,000	27,536
Class G, 0.8509% 7/15/24 (f)(l)		200,000	48,030
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/20 (f)		180,000	186,348
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4759% 1/15/18 (f)(l)		$ 1,276,330	$ 1,269,067
Series 2006-WL7A:
Class E, 0.5519% 9/15/21 (f)(l)		1,770,598	1,050,626
Class F, 0.6119% 8/11/18 (f)(l)		1,877,987	784,301
Class G, 0.6319% 8/11/18 (f)(l)		1,779,101	722,349
Class J, 0.8719% 8/11/18 (f)(l)		395,545	101,284
Series 2007-ESH Class A1, 0.7259% 6/15/19 (f)(l)		170,937	169,667
Series 2007-WHL8:
Class AP1, 0.9759% 6/15/20 (f)(l)		140,220	77,121
Class AP2, 1.0759% 6/15/20 (f)(l)		235,007	117,503
Class F, 0.7559% 6/15/20 (f)(l)		4,565,501	1,141,375
Class LXR1, 0.9759% 6/15/20 (f)(l)		233,916	140,349
Class LXR2, 1.0759% 6/15/20 (f)(l)		3,111,858	1,555,929
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35		111,210	111,135
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)		3,267,410	3,294,830
Series 2003-C8 Class A3, 4.445% 11/15/35		8,283,000	8,471,632
Series 2006-C27 Class A2, 5.624% 7/15/45		1,700,000	1,742,701
Series 2006-C29:
Class A1, 5.11% 11/15/48		634,788	643,188
Class A3, 5.313% 11/15/48		5,051,000	5,377,605
Series 2007-C30:
Class A1, 5.031% 12/15/43		129,435	130,720
Class A3, 5.246% 12/15/43		1,633,000	1,647,869
Class A4, 5.305% 12/15/43		8,604,000	8,585,876
Class A5, 5.342% 12/15/43		2,036,000	1,983,665
Series 2007-C31:
Class A1, 5.14% 4/15/47		172,035	173,916
Class A4, 5.509% 4/15/47		4,299,000	4,252,449
Series 2007-C32:
Class A2, 5.735% 6/15/49 (l)		15,568,000	16,198,520
Class A3, 5.74% 6/15/49 (l)		3,229,000	3,216,239
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(l)		903,000	851,653
Series 2003-C8 Class XP, 0.1813% 11/15/35 (f)(l)(n)		3,807,072	3,966
Series 2003-C9 Class XP, 0.4499% 12/15/35 (f)(l)(n)		5,330,128	7,115
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	315,404
Series 2004-C11:
Class D, 5.4914% 1/15/41 (l)		360,000	311,036
Class E, 5.5414% 1/15/41 (l)		327,000	265,453
Series 2004-C12 Class D, 5.3053% 7/15/41 (l)		280,000	250,824
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C14:
Class B, 5.17% 8/15/41		$ 258,500	$ 252,320
Class C, 5.21% 8/15/41		170,000	159,571
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (f)(l)		1,464,000	1,361,520
Class 180B, 5.3979% 10/15/41 (f)(l)		666,000	599,400
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,554,890
Series 2005-C22:
Class B, 5.3598% 12/15/44 (l)		4,218,000	2,897,343
Class F, 5.3598% 12/15/44 (f)(l)		3,171,000	1,267,188
Series 2006-C23 Class A5, 5.416% 1/15/45 (l)		7,870,000	8,555,214
Series 2006-C29 Class E, 5.516% 11/15/48 (l)		1,902,000	589,123
Series 2007-C30:
Class B, 5.463% 12/15/43 (l)		10,505,000	2,312,185
Class C, 5.483% 12/15/43 (l)		5,706,000	947,355
Class D, 5.513% 12/15/43 (l)		3,044,000	261,099
Class XP, 0.4367% 12/15/43 (f)(l)(n)		21,906,282	299,132
Series 2007-C31 Class C, 5.6935% 4/15/47 (l)		522,000	110,654
Series 2007-C32:
Class D, 5.74% 6/15/49 (l)		1,431,000	285,314
Class E, 5.74% 6/15/49 (l)		2,252,000	385,210
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.902% 2/15/51 (l)		1,259,000	1,275,178
Series 2007-C33 Class B, 5.902% 2/15/51 (l)		3,198,000	1,043,464
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $708,540,160)			824,798,436
Municipal Securities - 0.2%

California Gen. Oblig.:
6.2% 3/1/19		5,000,000	5,427,750
7.5% 4/1/34		5,600,000	6,286,784
7.55% 4/1/39		8,400,000	9,541,728
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15		6,825,000	6,960,954
TOTAL MUNICIPAL SECURITIES (Cost $26,034,211)			28,217,216
Foreign Government and Government Agency Obligations - 1.7%
		Principal Amount (c)	Value
Arab Republic of Egypt:
5.75% 4/29/20 (f)		$ 1,450,000	$ 1,587,750
6.875% 4/30/40 (f)		1,485,000	1,663,200
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,773,540	2,886,758
par 2.5% 12/31/38 (e)		3,210,000	1,219,800
0.6586% 8/3/12 (l)		2,938,750	2,666,859
7% 3/28/11		27,875,000	28,021,344
7% 9/12/13		20,265,000	19,193,770
7% 10/3/15		1,450,000	1,218,322
Bahamian Republic 6.95% 11/20/29 (f)		805,000	837,200
Barbados Government 7.25% 12/15/21 (f)		647,000	682,585
Bermuda Government 5.603% 7/20/20 (f)		470,000	502,900
Brazilian Federative Republic:
4.875% 1/22/21		4,020,000	4,311,450
5.625% 1/7/41		795,000	858,600
6% 9/15/13		233,343	244,426
8.75% 2/4/25		545,000	776,625
11% 8/17/40		1,445,000	1,979,650
12.25% 3/6/30		470,000	883,600
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		1,040,000	1,211,600
Cayman Island Government 5.95% 11/24/19 (f)		500,000	532,500
Chilean Republic:
3.875% 8/5/20		830,000	861,125
7.125% 1/11/12		3,045,000	3,276,725
Colombian Republic:
7.375% 9/18/37		2,130,000	2,758,350
10.375% 1/28/33		965,000	1,534,350
11.75% 2/25/20		950,000	1,477,250
Congo Republic 3% 6/30/29 (e)		3,980,500	2,169,373
Croatia Republic:
6.625% 7/14/20 (f)		855,000	939,431
6.75% 11/5/19 (f)		1,455,000	1,601,882
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (f)		1,055,000	1,130,169
8.25% 10/24/12 (f)		1,070,000	1,151,588
Dominican Republic:
1.5704% 8/30/24 (l)		1,350,000	1,215,000
7.5% 5/6/21 (f)		1,140,000	1,256,850
9.04% 1/23/18 (f)		967,284	1,124,468
Ecuador Republic 5% 2/28/25		218,000	152,600
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
El Salvador Republic:
7.375% 12/1/19 (f)		$ 745,000	$ 826,950
7.65% 6/15/35 (Reg. S)		1,265,000	1,375,688
7.75% 1/24/23 (Reg. S)		870,000	974,400
8.25% 4/10/32 (Reg. S)		375,000	427,500
Gabonese Republic 8.2% 12/12/17 (f)		1,410,000	1,617,975
Georgia Republic 7.5% 4/15/13		2,470,000	2,432,950
Ghana Republic 8.5% 10/4/17 (f)		1,625,000	1,844,375
Hungarian Republic:
4.75% 2/3/15		430,000	425,700
6.25% 1/29/20		2,250,000	2,289,375
Indonesian Republic:
5.875% 3/13/20 (f)		1,560,000	1,758,900
6.625% 2/17/37 (f)		1,225,000	1,488,375
6.875% 3/9/17 (f)		850,000	1,005,125
6.875% 1/17/18 (f)		1,395,000	1,656,563
7.5% 1/15/16 (f)		485,000	583,213
7.75% 1/17/38 (f)		1,390,000	1,890,400
8.5% 10/12/35 (Reg. S)		1,360,000	1,985,600
11.625% 3/4/19 (f)		1,070,000	1,631,750
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		3,860,000	3,541,550
Lebanese Republic 4% 12/31/17		2,257,500	2,189,775
Lithuanian Republic:
6.75% 1/15/15 (f)		1,585,000	1,719,725
7.375% 2/11/20 (f)		1,685,000	1,906,156
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (f)		560,000	672,000
Peruvian Republic:
3% 3/7/27 (e)		435,000	378,450
7.35% 7/21/25		950,000	1,220,750
Philippine Republic:
6.5% 1/20/20		805,000	951,913
9.5% 2/2/30		565,000	868,688
10.625% 3/16/25		520,000	834,600
Polish Government 3.875% 7/16/15		1,515,000	1,562,874
Provincia de Cordoba 12.375% 8/17/17 (f)		1,060,000	1,046,750
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,725,000	3,203,500
Republic of Serbia 6.75% 11/1/24 (f)		5,558,334	5,419,375
Russian Federation:
3.625% 4/29/15 (f)		800,000	792,000
5% 4/29/20 (f)		1,900,000	1,938,000
7.5% 3/31/30 (Reg. S)		10,025,240	11,904,973
12.75% 6/24/28 (Reg. S)		1,800,000	3,249,000
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Turkish Republic:
5.625% 3/30/21		$ 815,000	$ 854,772
6.75% 4/3/18		1,395,000	1,586,813
6.75% 5/30/40		805,000	885,500
6.875% 3/17/36		2,920,000	3,259,596
7% 9/26/16		1,360,000	1,564,000
7.25% 3/15/15		730,000	839,500
7.25% 3/5/38		1,400,000	1,632,820
7.375% 2/5/25		3,690,000	4,386,672
7.5% 7/14/17		1,285,000	1,519,513
11.875% 1/15/30		660,000	1,123,650
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		4,480,000	4,502,400
Ukraine Government:
6.385% 6/26/12 (f)		785,000	794,813
6.75% 11/14/17 (f)		2,295,000	2,272,050
United Mexican States:
5.125% 1/15/20		468,000	507,780
5.625% 1/15/17		860,000	963,200
6.05% 1/11/40		738,000	839,475
7.5% 4/8/33		425,000	568,438
8.3% 8/15/31		420,000	604,800
Uruguay Republic:
6.875% 9/28/25		585,000	710,775
8% 11/18/22		2,566,902	3,349,807
Venezuelan Republic:
1.5125% 4/20/11 (Reg. S) (l)		9,330,000	8,886,825
6% 12/9/20		860,000	477,300
7% 3/31/38		815,000	440,100
8.5% 10/8/14		960,000	792,000
9% 5/7/23 (Reg. S)		3,675,000	2,340,975
9.25% 9/15/27		2,480,000	1,767,000
9.375% 1/13/34		985,000	635,325
10.75% 9/19/13		3,075,000	2,905,875
13.625% 8/15/18		3,698,000	3,392,915
Vietnamese Socialist Republic:
1.2103% 3/12/16 (l)		902,609	837,170
4% 3/12/28 (e)		3,040,000	2,576,400
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Vietnamese Socialist Republic: - continued
6.75% 1/29/20 (f)		$ 1,405,000	$ 1,520,913
6.875% 1/15/16 (f)		780,000	850,200
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $195,034,277)			219,732,390
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13	242,000	260,033
Eurasian Development Bank 7.375% 9/29/14 (f)	1,100,000	1,168,750
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,334,862)		1,428,783
Common Stocks - 0.0%
	Shares
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(f) (Cost $15)	1,517	15
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	28,100	1,320,138
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
GMAC, Inc. 7.00% (f)	2,055	1,685,100
TOTAL PREFERRED STOCKS (Cost $3,047,336)		3,005,238
Floating Rate Loans - 0.4%
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.2333% 12/27/14 (l)	$ 3,404,031	$ 2,978,527
Tranche C, term loan 2.2114% 12/27/15 (l)	2,138,162	1,849,510
		4,828,037
Automobiles - 0.0%
Ford Motor Co. term loan 3.03% 12/15/13 (l)	3,294,779	3,179,461
Hotels, Restaurants & Leisure - 0.0%
Las Vegas Sands LLC:
Tranche B, term loan 3.01% 11/23/16 (l)	2,453,694	2,229,794
Tranche I, term loan 3.01% 11/23/16 (l)	504,132	458,130
		2,687,924
Media - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.26% 3/6/14 (l)	4,013,220	3,807,743
Newsday LLC term loan 10.5% 8/1/13	3,505,000	3,724,063
Univision Communications, Inc. Tranche 1LN, term loan 2.5103% 9/29/14 (l)	3,796,486	3,264,978
		10,796,784
TOTAL CONSUMER DISCRETIONARY		21,492,206
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Clear Channel Capital I LLC Tranche B, term loan 3.9103% 1/29/16 (h)(l)	3,165,000	2,520,131
INDUSTRIALS - 0.1%
Air Freight & Logistics - 0.0%
AWAS Aviation Acquisitions Ltd. term loan 7.75% 6/10/16 (l)	3,865,000	3,898,819
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5294% 4/30/14 (l)	4,171,816	3,848,500
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (l)	830,471	755,729
US Airways Group, Inc. term loan 2.7616% 3/23/14 (l)	1,055,000	888,838
		5,493,067
Floating Rate Loans - continued
	Principal Amount (c)	Value
INDUSTRIALS - continued
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 6.1119% 5/4/15 pay-in-kind (l)	$ 2,335,000	$ 2,229,925
TOTAL INDUSTRIALS		11,621,811
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Avaya, Inc. term loan 3.0575% 10/24/14 (l)	2,079,238	1,819,334
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (l)	1,828,716	1,815,001
Tranche 2LN, term loan 10% 9/2/16 (l)	2,065,000	2,023,700
		3,838,701
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Asurion Corp. Tranche 2LN, term loan 6.79% 7/3/15 (l)	3,685,000	3,537,600
Intelsat Jackson Holdings Ltd. term loan 3.5333% 2/1/14 (l)	2,425,000	2,267,375
		5,804,975
UTILITIES - 0.0%
Multi-Utilities - 0.0%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.4334% 3/30/12 (l)	789,624	730,402
term loan 3.5334% 3/30/14 (l)	5,198,889	4,808,972
		5,539,374
TOTAL FLOATING RATE LOANS (Cost $48,223,477)		52,636,532
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation - Citibank 1.4375% 12/14/19 (l) (Cost $1,325,895)	1,781,006	1,638,525
Bank Notes - 0.0%
	Principal Amount (c)	Value
National City Bank, Cleveland 0.6384% 3/1/13 (l) (Cost $847,164)	$ 978,000	$ 948,961
Fixed-Income Funds - 16.0%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (m)	1,615,765	176,393,059
Fidelity Floating Rate Central Fund (m)	4,116,916	392,753,749
Fidelity Mortgage Backed Securities Central Fund (m)	14,017,666	1,486,994,027
TOTAL FIXED-INCOME FUNDS (Cost $1,905,752,730)		2,056,140,835
Preferred Securities - 0.1%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Net Servicos de Comunicacao SA 9.25% (f)	$ 3,658,000	3,716,548
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Pemex Project Funding Master Trust 7.75%	4,610,000	4,683,664
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (l)	1,052,000	879,213
MUFG Capital Finance 1 Ltd. 6.346% (l)	3,261,000	3,272,092
		4,151,305
TOTAL PREFERRED SECURITIES (Cost $10,701,096)		12,551,517
Cash Equivalents - 6.8%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
0.24%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) #	$ 2,581,017	$ 2,581,000
0.25%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) #	876,918,051	876,912,000
TOTAL CASH EQUIVALENTS (Cost $879,493,000)		879,493,000
TOTAL INVESTMENT PORTFOLIO - 107.1% (Cost $12,919,838,959)		13,808,569,484
NET OTHER ASSETS (LIABILITIES) - (7.1)%		(921,220,907)
NET ASSETS - 100%		$ 12,887,348,577
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $480,000) (k)	Sept. 2037	$ 3,051,763	(2,861,562)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,058,000) (k)	Sept. 2037	3,509,527	(3,290,796)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $651,000) (k)

	Sept. 2037	$ 2,136,234	$ (2,003,093)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $936,000) (k)	Sept. 2037	5,493,173	(5,150,811)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $347,750) (k)	Sept. 2037	1,983,646	(1,860,015)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (j)	August 2034	27,453	(16,179)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (j)	Feb. 2034	787	(725)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (j)

	Sept. 2034	$ 26,646	$ (21,294)
TOTAL CREDIT DEFAULT SWAPS		$ 16,229,229	$ (15,204,475)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	200,000,000	2,787,700
		$ 216,229,229	$ (12,416,775)
Currency Abbreviations
CAD - Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $982,512,371 or 7.6% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $32,892,640 or 0.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.

(j) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(k) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/ performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(l) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,560 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 12/4/09	$ 173,625
(p) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $15,551,578.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,581,000 due 9/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 1,127,902
Banc of America Securities LLC	422,807
Barclays Capital, Inc.	1,030,291
$ 2,581,000
$876,912,000 due 9/01/10 at 0.25%
Banc of America Securities LLC	$ 68,271,436
Bank of America NA	102,475,505
Barclays Capital, Inc.	204,951,010
Goldman, Sachs & Co.	34,158,502
Merrill Lynch Government Securities, Inc.	61,485,303
Mizuho Securities USA, Inc.	273,268,013
Morgan Stanley & Co., Inc.	132,302,231
$ 876,912,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 27,280,334
Fidelity Floating Rate Central Fund	20,956,866
Fidelity Mortgage Backed Securities Central Fund	53,271,481
Total	$ 101,508,681
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 808,744,111	$ -	$ 670,840,313	$ 176,393,059	8.5%
Fidelity Floating Rate Central Fund	578,953,113	20,956,660	250,173,437	392,753,749	14.8%
Fidelity Mortgage Backed Securities Central Fund	1,508,325,013	353,412,622	430,225,830	1,486,994,027	21.2%
Total	$ 2,896,022,237	$ 374,369,282	$ 1,351,239,580	$ 2,056,140,835
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 1,685,115	$ -	$ 1,685,100	$ 15
Utilities	1,320,138	-	1,320,138	-
Corporate Bonds	3,120,582,606	-	3,120,265,958	316,648
U.S. Government and Government Agency Obligations	4,441,146,628	-	4,441,146,628	-
U.S. Government Agency - Mortgage Securities	1,627,350,349	-	1,627,350,349	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 303,926,817	$ -	$ 269,573,321	$ 34,353,496
Collateralized Mortgage Obligations	234,971,636	-	228,820,187	6,151,449
Commercial Mortgage Securities	824,798,436	-	764,576,903	60,221,533
Municipal Securities	28,217,216	-	28,217,216	-
Foreign Government and Government Agency Obligations	219,732,390	-	219,335,364	397,026
Supranational Obligations	1,428,783	-	1,428,783	-
Floating Rate Loans	52,636,532	-	52,636,532	-
Sovereign Loan Participations	1,638,525	-	1,638,525	-
Bank Notes	948,961	-	948,961	-
Fixed-Income Funds	2,056,140,835	2,056,140,835	-	-
Preferred Securities	12,551,517	-	12,551,517	-
Cash Equivalents	879,493,000	-	879,493,000	-
Total Investments in Securities:	$ 13,808,569,484	$ 2,056,140,835	$ 11,650,988,482	$ 101,440,167
Derivative Instruments:
Assets
Swap Agreements	$ 2,787,700	$ -	$ 2,787,700	$ -
Liabilities
Swap Agreements	$ (15,204,475)	$ -	$ (15,166,277)	$ (38,198)
Total Derivative Instruments:	$ (12,416,775)	$ -	$ (12,378,577)	$ (38,198)
Other Financial Instruments:
Forward Commitments	$ (120,538)	$ -	$ (120,538)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 98,697,672
Total Realized Gain (Loss)	7,316,267
Total Unrealized Gain (Loss)	16,728,361
Cost of Purchases	2,703,957
Proceeds of Sales	(27,502,742)
Amortization/Accretion	2,961,937
Transfers in to Level 3	41,855,045
Transfers out of Level 3	(41,320,330)
Ending Balance	$ 101,440,167
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 17,721,726
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (45,410)
Total Unrealized Gain (Loss)	29,732
Transfers in to Level 3	(22,520)
Transfers out of Level 3	-
Ending Balance	$ (38,198)
Realized gain (loss) on Swap Agreements for the period	$ (4,461)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2010	$ 22,071

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (15,204,475)
Interest Rate Risk
Swap Agreements (a)	2,787,700	-
Total Value of Derivatives	$ 2,787,700	$ (15,204,475)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010
Assets
Investment in securities, at value (including repurchase agreements of $879,493,000) - See accompanying schedule: Unaffiliated issuers (cost $11,014,086,229)	$ 11,752,428,649
Fidelity Central Funds (cost $1,905,752,730)	2,056,140,835
Total Investments (cost $12,919,838,959)		$ 13,808,569,484
Commitment to sell securities on a delayed delivery basis	(500,461,116)
Receivable for securities sold on a delayed delivery basis	500,340,578	(120,538)
Cash		2,793,790
Receivable for investments sold Regular delivery		155,744,374
Delayed delivery		14,500,494
Receivable for swap agreements		2,135
Receivable for fund shares sold		63,505,642
Interest receivable		81,510,849
Distributions receivable from Fidelity Central Funds		6,051,590
Unrealized appreciation on swap agreements		2,787,700
Other receivables		36,218
Total assets		14,135,381,738
Liabilities
Payable for investments purchased Regular delivery	$ 40,174,018
Delayed delivery	1,108,911,980
Payable for swap agreements	228,372
Payable for fund shares redeemed	76,477,417
Distributions payable	1,776,602
Unrealized depreciation on swap agreements	15,204,475
Accrued management fee	3,388,756
Distribution and service plan fees payable	272,037
Other affiliated payables	1,555,568
Other payables and accrued expenses	43,936
Total liabilities		1,248,033,161

Net Assets		$ 12,887,348,577
Net Assets consist of:
Paid in capital		$ 12,065,377,451
Undistributed net investment income		75,166,700
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(130,766,682)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		877,571,108
Net Assets		$ 12,887,348,577

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($805,815,725 ÷ 72,902,409 shares)	$ 11.05

Maximum offering price per share (100/96.00 of $11.05)	$ 11.51
Class T: Net Asset Value and redemption price per share ($71,349,060 ÷ 6,461,745 shares)	$ 11.04

Maximum offering price per share (100/96.00 of $11.04)	$ 11.50
Class B: Net Asset Value and offering price per share ($13,016,635 ÷ 1,177,360 shares)A	$ 11.06

Class C: Net Asset Value and offering price per share ($91,438,570 ÷ 8,273,347 shares)A	$ 11.05

Total Bond: Net Asset Value, offering price and redemption price per share ($11,342,384,707 ÷ 1,026,306,725 shares)	$ 11.05

Class F: Net Asset Value, offering price and redemption price per share ($53,956,342 ÷ 4,882,791 shares)	$ 11.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($509,387,538 ÷ 46,148,135 shares)	$ 11.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2010

Investment Income
Dividends		$ 1,447,432
Interest		499,148,426
Income from Fidelity Central Funds		101,508,681
Total income		602,104,539

Expenses
Management fee	$ 39,479,275
Transfer agent fees	13,428,905
Distribution and service plan fees	1,837,844
Fund wide operations fee	4,144,111
Independent trustees' compensation	43,022
Miscellaneous	48,966
Total expenses before reductions	58,982,123
Expense reductions	(25,008)	58,957,115
Net investment income		543,147,424
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	279,900,028
Fidelity Central Funds	48,993,088
Foreign currency transactions	(285)
Swap agreements	80,891,641
Total net realized gain (loss)		409,784,472
Change in net unrealized appreciation (depreciation) on: Investment securities	569,937,448
Assets and liabilities in foreign currencies	2,249
Swap agreements	(63,704,363)
Delayed delivery commitments	1,541,434
Total change in net unrealized appreciation (depreciation)		507,776,768
Net gain (loss)		917,561,240
Net increase (decrease) in net assets resulting from operations		$ 1,460,708,664

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 543,147,424	$ 552,729,690
Net realized gain (loss)	409,784,472	(524,000,402)
Change in net unrealized appreciation (depreciation)	507,776,768	750,351,058
Net increase (decrease) in net assets resulting from operations	1,460,708,664	779,080,346
Distributions to shareholders from net investment income	(513,099,556)	(503,411,775)
Distributions to shareholders from net realized gain	(40,443,047)	(71,517,925)
Total distributions	(553,542,603)	(574,929,700)
Share transactions - net increase (decrease)	9,934,978	684,114,730
Total increase (decrease) in net assets	917,101,039	888,265,376

Net Assets
Beginning of period	11,970,247,538	11,081,982,162
End of period (including undistributed net investment income of $75,166,700 and undistributed net investment income of $60,445,769, respectively)	$ 12,887,348,577	$ 11,970,247,538

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2010	2009	2008	2007	2006 I	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Income from Investment Operations
Net investment income E	.428	.494	.488	.508	.043	.476
Net realized and unrealized gain (loss)	.778	.231	(.189)	(.141)	.105	(.294) H
Total from investment operations	1.206	.725	.299	.367	.148	.182
Distributions from net investment income	(.402)	(.447)	(.474)	(.470)	(.038)	(.432)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.436)	(.515)	(.499)	(.487)	(.038)	(.472)
Net asset value, end of period	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28
Total Return B, C, D	11.97%	7.79%	2.93%	3.57%	1.44%	1.78%
Ratios to Average Net Assets F, J
Expenses before reductions	.82%	.80%	.80%	.77%	.73% A	.79%
Expenses net of fee waivers, if any	.82%	.80%	.80%	.77%	.73% A	.79%
Expenses net of all reductions	.82%	.80%	.80%	.77%	.73% A	.79%
Net investment income	4.00%	5.17%	4.77%	4.93%	4.98% A	4.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 805,816	$ 107,998	$ 80,755	$ 48,076	$ 6,780	$ 4,545
Portfolio turnover rate G	130%	104% L	122%	116% L	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2010	2009	2008	2007	2006 I	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.56
Income from Investment Operations
Net investment income E	.426	.488	.489	.508	.042	.466
Net realized and unrealized gain (loss)	.778	.233	(.191)	(.143)	.105	(.296) H
Total from investment operations	1.204	.721	.298	.365	.147	.170
Distributions from net investment income	(.400)	(.443)	(.473)	(.468)	(.037)	(.420)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.434)	(.511)	(.498)	(.485)	(.037)	(.460)
Net asset value, end of period	$ 11.04	$ 10.27	$ 10.06	$ 10.26	$ 10.38	$ 10.27
Total Return B, C, D	11.97%	7.74%	2.92%	3.55%	1.43%	1.66%
Ratios to Average Net Assets F, J
Expenses before reductions	.82%	.85%	.81%	.78%	.87% A	.91%
Expenses net of fee waivers, if any	.82%	.85%	.81%	.78%	.87% A	.90%
Expenses net of all reductions	.82%	.85%	.80%	.78%	.87% A	.90%
Net investment income	4.01%	5.12%	4.76%	4.92%	4.84% A	4.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,349	$ 48,090	$ 38,574	$ 42,191	$ 6,293	$ 4,583
Portfolio turnover rate G	130%	104% L	122%	116% L	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2010	2009	2008	2007	2006 I	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Income from Investment Operations
Net investment income E	.351	.423	.413	.432	.037	.399
Net realized and unrealized gain (loss)	.787	.233	(.190)	(.145)	.104	(.296) H
Total from investment operations	1.138	.656	.223	.287	.141	.103
Distributions from net investment income	(.324)	(.378)	(.398)	(.390)	(.031)	(.353)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.358)	(.446)	(.423)	(.407)	(.031)	(.393)
Net asset value, end of period	$ 11.06	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28
Total Return B, C, D	11.26%	7.01%	2.17%	2.77%	1.38%	1.01%
Ratios to Average Net Assets F, J
Expenses before reductions	1.53%	1.53%	1.54%	1.53%	1.51% A	1.59%
Expenses net of fee waivers, if any	1.53%	1.53%	1.54%	1.53%	1.51% A	1.55%
Expenses net of all reductions	1.53%	1.53%	1.54%	1.53%	1.51% A	1.55%
Net investment income	3.29%	4.44%	4.03%	4.17%	4.22% A	3.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,017	$ 9,054	$ 9,645	$ 6,054	$ 1,720	$ 1,667
Portfolio turnover rate G	130%	104% L	122%	116% L	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2010	2009	2008	2007	2006 I	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Income from Investment Operations
Net investment income E	.354	.425	.413	.429	.036	.389
Net realized and unrealized gain (loss)	.778	.232	(.189)	(.145)	.105	(.293) H
Total from investment operations	1.132	.657	.224	.284	.141	.096
Distributions from net investment income	(.328)	(.379)	(.399)	(.387)	(.031)	(.346)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.362)	(.447)	(.424)	(.404)	(.031)	(.386)
Net asset value, end of period	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28
Total Return B, C, D	11.20%	7.02%	2.18%	2.75%	1.37%	.94%
Ratios to Average Net Assets F, J
Expenses before reductions	1.50%	1.52%	1.53%	1.55%	1.60% A	1.62%
Expenses net of fee waivers, if any	1.50%	1.52%	1.53%	1.55%	1.60% A	1.62%
Expenses net of all reductions	1.50%	1.52%	1.53%	1.55%	1.60% A	1.62%
Net investment income	3.32%	4.45%	4.03%	4.15%	4.13% A	3.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,439	$ 55,958	$ 28,786	$ 18,890	$ 2,106	$ 1,770
Portfolio turnover rate G	130%	104% L	122%	116% L	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Total Bond

Years ended August 31,	2010	2009	2008	2007	2006 H	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Income from Investment Operations
Net investment income D	.466	.527	.524	.543	.046	.506
Net realized and unrealized gain (loss)	.778	.232	(.189)	(.143)	.105	(.290) G
Total from investment operations	1.244	.759	.335	.400	.151	.216
Distributions from net investment income	(.440)	(.481)	(.510)	(.503)	(.041)	(.466)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.474)	(.549)	(.535)	(.520)	(.041)	(.506)
Net asset value, end of period	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28
Total Return B, C	12.37%	8.17%	3.29%	3.89%	1.46%	2.11%
Ratios to Average Net Assets E, I
Expenses before reductions	.45%	.45%	.45%	.45%	.45% A	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45% A	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45% A	.45%
Net investment income	4.37%	5.52%	5.12%	5.25%	5.26% A	4.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,342,385	$ 10,863,828	$ 9,976,432	$ 6,450,177	$ 2,421,077	$ 2,306,817
Portfolio turnover rate F	130%	104% K	122%	116% K	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 9.89
Income from Investment Operations
Net investment income D	.476	.100
Net realized and unrealized gain (loss)	.788	.359
Total from investment operations	1.264	.459
Distributions from net investment income	(.450)	(.079)
Distributions from net realized gain	(.034)	-
Total distributions	(.484)	(.079)
Net asset value, end of period	$ 11.05	$ 10.27
Total Return B, C	12.59%	4.64%
Ratios to Average Net Assets E, H
Expenses before reductions	.35%	.35% A
Expenses net of fee waivers, if any	.35%	.35% A
Expenses net of all reductions	.35%	.35% A
Net investment income	4.47%	5.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,956	$ 329
Portfolio turnover rate F	130%	104% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2010	2009	2008	2007	2006 H	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.57
Income from Investment Operations
Net investment income D	.458	.518	.516	.527	.045	.493
Net realized and unrealized gain (loss)	.788	.224	(.186)	(.134)	.105	(.294) G
Total from investment operations	1.246	.742	.330	.393	.150	.199
Distributions from net investment income	(.432)	(.474)	(.505)	(.496)	(.040)	(.459)
Distributions from net realized gain	(.034)	(.068)	(.025)	(.017)	-	(.040)
Total distributions	(.466)	(.542)	(.530)	(.513)	(.040)	(.499)
Net asset value, end of period	$ 11.04	$ 10.26	$ 10.06	$ 10.26	$ 10.38	$ 10.27
Total Return B, C	12.41%	7.99%	3.24%	3.83%	1.46%	1.95%
Ratios to Average Net Assets E, I
Expenses before reductions	.52%	.53%	.51%	.50%	.54% A	.56%
Expenses net of fee waivers, if any	.52%	.53%	.51%	.50%	.54% A	.56%
Expenses net of all reductions	.52%	.53%	.51%	.49%	.54% A	.56%
Net investment income	4.30%	5.45%	5.06%	5.21%	5.16% A	4.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 509,388	$ 884,991	$ 947,791	$ 348,636	$ 1,058	$ 933
Portfolio turnover rate F	130%	104% K	122%	116% K	53% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond, Class F, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Subsequent to period end, all Class F shares were redeemed and the Fund no longer offers Class F shares to investors.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, for the Fund's investments as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 744,249,147
Gross unrealized depreciation	(68,126,956)
Net unrealized appreciation (depreciation)	$ 676,122,191

Tax Cost	$ 13,132,447,293

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 157,504,730

Net unrealized appreciation (depreciation)	$ 664,502,979

The tax character of distributions paid was as follows:

	August 31, 2010	August 31, 2009
Ordinary Income	$ 553,542,603	$ 574,929,700

Annual Report

4. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required

Annual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (3,737,085)	$ 4,285,807
Interest Rate Risk
Swap Agreements	84,628,726	(67,990,170)
Totals (a)	$ 80,891,641	$ (63,704,363)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Swap Agreements - continued

Risks of loss may include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement

Annual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $16,229,229 representing .13% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities, including the Fixed-Income Central Funds, other than short-term securities and U.S. government securities, aggregated $2,490,412,485 and $3,992,359,170, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR,

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 849,181	$ -
Class T	.00%	.25%	137,799	-
Class B	.65%	.25%	94,670	71,003
Class C	.75%	.25%	756,194	193,353
			$ 1,837,844	$ 264,356

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 33,422
Class T	7,769
Class B*	18,755
Class C*	10,604
$ 70,550

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 757,037.22
Class T	120,890.22
Class B	29,768.28
Class C	112,400.15
Total Bond	11,262,275.10
Institutional Class	1,146,535.17
	$ 13,428,905

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $48,966 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Annual Report

Notes to Financial Statements - continued

9. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $119,277.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $25,008.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2010	2009 A
From net investment income
Class A	$ 12,047,548	$ 3,847,702
Class T	2,077,349	1,872,372
Class B	318,564	334,350
Class C	2,301,111	1,445,182
Total Bond	466,064,893	454,620,480
Class F	3,199,988	2,418
Institutional Class	27,090,103	41,289,271
Total	$ 513,099,556	$ 503,411,775
From net realized gain
Class A	$ 414,764	$ 551,756
Class T	166,992	276,592
Class B	32,729	67,464
Class C	224,151	216,528
Total Bond	37,012,590	64,472,390
Class F	328,077	-
Institutional Class	2,263,744	5,933,195
Total	$ 40,443,047	$ 71,517,925

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2010.

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2010	2009 A	2010	2009 A
Class A
Shares sold	81,938,740	5,984,791	$ 881,456,370	$ 57,444,987
Reinvestment of distributions	1,085,950	406,888	11,735,735	3,861,183
Shares redeemed	(20,631,216)	(3,902,315)	(224,850,719)	(36,894,839)
Net increase (decrease)	62,393,474	2,489,364	$ 668,341,386	$ 24,411,331
Class T
Shares sold	5,482,327	2,362,273	$ 59,090,633	$ 22,525,326
Reinvestment of distributions	193,214	212,303	2,057,888	2,007,899
Shares redeemed	(3,897,766)	(1,724,975)	(41,737,610)	(16,315,286)
Net increase (decrease)	1,777,775	849,601	$ 19,410,911	$ 8,217,939
Class B
Shares sold	634,184	554,201	$ 6,787,446	$ 5,314,152
Reinvestment of distributions	24,969	28,612	266,359	270,597
Shares redeemed	(362,539)	(659,643)	(3,860,818)	(6,193,443)
Net increase (decrease)	296,614	(76,830)	$ 3,192,987	$ (608,694)
Class C
Shares sold	5,045,673	4,153,350	$ 53,748,889	$ 39,736,399
Reinvestment of distributions	208,443	152,104	2,222,830	1,446,118
Shares redeemed	(2,426,055)	(1,718,977)	(25,927,799)	(16,256,813)
Net increase (decrease)	2,828,061	2,586,477	$ 30,043,920	$ 24,925,704
Total Bond
Shares sold	422,908,452	373,151,213	$ 4,503,077,533	$ 3,605,197,725
Reinvestment of distributions	45,440,114	53,605,881	483,982,145	507,857,810
Shares redeemed	(499,273,762)	(360,364,229)	(5,322,918,715)	(3,408,960,293)
Net increase (decrease)	(30,925,196)	66,392,865	$ (335,859,037)	$ 704,095,242
Class F
Shares sold	22,658,279	33,569	$ 240,489,270	$ 332,941
Reinvestment of distributions	330,686	236	3,528,064	2,418
Shares redeemed	(18,138,196)	(1,783)	(194,727,472)	(18,285)
Net increase (decrease)	4,850,769	32,022	$ 49,289,862	$ 317,074

Annual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2010	2009 A	2010	2009 A
Institutional Class
Shares sold	7,672,038	13,719,215	$ 81,533,429	$ 128,522,571
Reinvestment of distributions	2,731,098	4,940,454	29,005,332	46,673,580
Shares redeemed	(50,480,446)	(26,671,015)	(535,023,812)	(252,440,017)
Net increase (decrease)	(40,077,310)	(8,011,346)	$ (424,485,051)	$ (77,243,866)

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2010.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 22, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003- 2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004- 2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008- present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Total Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	10/18/2010	10/15/2010	$0.116

A total of 11.50% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $309,587,770 of distributions paid during the period January 1, 2010 to August 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ATBI-UANN-1010
1.804580.106

Item 2. Code of Ethics

As of the end of the period, August 31, 2010, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Total Bond Fund (the "Fund"):

Services Billed by PwC

August 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Total Bond Fund	$184,000	$-	$4,300	$7,200

August 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Total Bond Fund	$175,000	$-	$5,400	$9,300

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2010A	August 31, 2009A
Audit-Related Fees	$2,130,000	$3,015,000
Tax Fees	$-	$2,000
All Other Fees	$510,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	August 31, 2010 A	August 31, 2009 A
PwC	$5,145,000	$3,885,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 28, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 28, 2010